As filed with the Securities and Exchange Commission on August 19, 2009

Registration No. 333-160662

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1	☐ Post-Effective Amendment No.

(Check Appropriate Box or Boxes)

THE MAINSTAY FUNDS

(Exact Name of Registrant As Specified in Charter)

51 Madison Avenue,
New York, New York 10010

(Address of Principal Executive Offices)

(212) 576-7000

(Registrant’s Area Code and Telephone Number)

Marguerite E. H. Morrison, Esq.
The MainStay Funds
51 Madison Avenue
New York, New York 10010

(Name and Address of Agent for Service)

With Copies to:

Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter be effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Title of securities being registered: Investor Class, Class A, Class B, Class C, Class I, Class R2 and Class R3 shares of beneficial interest, par value $0.01 per share, of the MainStay Large Cap Growth Fund, a series of the Registrant; Investor Class, Class A, Class B, Class C and Class I shares of beneficial interest, par value $0.01 per share, of the MainStay Total Return Fund, a series of the Registrant; and Investor Class, Class A, Class B, Class C, Class I, and Class R3 shares of beneficial interest, par value $0.01 per share, of the MainStay MAP Fund, a series of the Registrant.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

ECLIPSE FUNDS
MAINSTAY MID CAP CORE FUND

(“MID CAP CORE FUND”)

ECLIPSE FUNDS INC.
MAINSTAY INCOME MANAGER FUND
(“INCOME MANAGER FUND”)

THE MAINSTAY FUNDS
MAINSTAY MID CAP GROWTH FUND
(“MID CAP GROWTH FUND”)
51 MADISON AVENUE
NEW YORK, NEW YORK 10010

SPECIAL MEETINGS OF SHAREHOLDERS
To Be on Held Friday, October 16, 2009

To Our Shareholders:

The Boards of Directors/Trustees (collectively, the “Board”) of Eclipse Funds (“Eclipse Trust”), Eclipse Funds Inc. (“Eclipse Inc.”) and The MainStay Funds (“MainStay Trust”) have called Special Meetings of the Shareholders (“Special Meetings”) of (1) the Mid Cap Core Fund, a series of Eclipse Trust, (2) the Income Manager Fund, a series of Eclipse Inc., and (3) the Mid Cap Growth Fund, a series of the MainStay Trust (collectively, the “Acquired Funds”). The Special Meetings are scheduled to begin at 9:30 am Eastern time, on Friday, October 16, 2009, at the offices of New York Life Investment Management LLC (“New York Life Investments”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

At the Special Meeting relating to the Acquired Fund in which you hold shares, you will be asked to consider and vote on the applicable proposed transaction described below. Note that each transaction described below is part of a larger initiative involving a number of funds in the MainStay Group of Funds that is designed to create a stronger, more cohesive family of funds overall.

Eclipse Trust, a Massachusetts business trust, currently offers 3 separate series of funds, Eclipse Inc., a Maryland corporation, currently offers 22 separate series of funds and MainStay Trust, a Massachusetts business trust, currently offers 20 separate series of funds. The accompanying Notice of Special Meetings and Proxy Statement/Prospectus relates solely to the Acquired Funds and the funds into which the respective Acquired Funds are proposed to reorganize.

At the Special Meetings, as a shareholder of one or more of the Acquired Funds, you will be asked to consider and vote upon one or more of the following proposals:

(1)	To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Core Fund by the MainStay MAP Fund, a series of MainStay Trust (the “MAP Fund”), in exchange for shares of beneficial interest of the MAP Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Core Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Core Fund (the “Mid Cap Core Reorganization”);
(2)	To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Income Manager Fund by the MainStay Total Return Fund, a series of MainStay Trust (the “Total Return Fund”), in exchange for shares of beneficial interest of the Total Return Fund having an aggregate net asset value equal to the aggregate net asset value of the common stock of the Income Manager Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Income Manager Fund (the “Income Manager Reorganization”);
(3)	To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Growth Fund by the MainStay Large Cap Growth Fund, a series of MainStay Trust (the “Large Cap Growth Fund”), in exchange for shares of beneficial interest of the Large Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Growth Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Growth Fund (the “Mid Cap Growth Reorganization”); and
(4)	To transact such other business as may properly come before the Special Meetings or any adjournments or postponements thereof.

The Board, after careful consideration, unanimously approved the proposals and recommends that shareholders of each of the Acquired Funds vote “FOR” the respective proposals.

If the transactions described in the Mid Cap Core Reorganization, Income Manager Reorganization and Mid Cap Growth Reorganization (each a “Reorganization,” and collectively, the “Reorganizations”) are approved by shareholders, you will become a shareholder of the MAP Fund, Total Return Fund or Large Cap Growth Fund, respectively, (collectively, the “Acquiring Funds”) (the Acquiring Funds, collectively with the Acquired Funds, the “Funds”) on the date the Reorganizations occur. Only shareholders of the Mid Cap Core Fund will vote on the Mid Cap Core Reorganization, only shareholders of the Income Manager Fund will vote on the Income Manager Reorganization and only shareholders of the Mid Cap Growth Fund will vote on the Mid Cap Growth Reorganization. Shareholder approval or completion of one Reorganization is not contingent upon, and will not affect, shareholder approval or completion of the other Reorganizations.

After considering the recommendation of New York Life Investments, the investment advisor to each of the Funds, the Board concluded that the Reorganizations would benefit the shareholders of each Acquired Fund for several reasons, including the potential for cost savings over time due to economies of scale from combined portfolio assets and possible decreased expenses. The Board reviewed the Reorganizations proposed by New York Life Investments in the context of New York Life Investments’ larger initiative involving a number of funds in the MainStay Group of Funds, including the Funds, among other factors.

As a shareholder of an Acquired Fund, you are being asked to consider and vote on an Agreement and Plan of Reorganization for the Reorganization that relates to the Acquired Fund in which you hold shares. The accompanying materials describe the Reorganizations and compare the strategies and expenses of each Acquired Fund with the respective Acquiring Fund for your evaluation.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed. Your vote is very important to us, regardless of the number of shares of an Acquired Fund you own. Whether or not you plan to attend the Special Meetings in person, please read the Proxy Statement/Prospectus and cast your vote promptly. You may cast your vote simply by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the voting instruction card for voting your proxy on the Internet or by touch-tone telephone. If you have any questions before you vote, please contact the Funds by calling toll-free 800-MAINSTAY (624-6782). It is important that your vote be received no later than the time of the Special Meeting on Friday, October 16, 2009.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,
Stephen P. Fisher President The MainStay Funds Eclipse Funds Inc. Eclipse Funds

ECLIPSE FUNDS
MAINSTAY MID CAP CORE FUND
(“MID CAP CORE FUND”)

ECLIPSE FUNDS INC.
MAINSTAY INCOME MANAGER FUND
(“INCOME MANAGER FUND”)

THE MAINSTAY FUNDS
MAINSTAY MID CAP GROWTH FUND
(“MID CAP GROWTH FUND”)
51 MADISON AVENUE
NEW YORK, NEW YORK 10010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on October 16, 2009

To Our Shareholders:

NOTICE IS HEREBY GIVEN that SPECIAL MEETINGS OF SHAREHOLDERS (the “Special Meetings”) of (1) the Mid Cap Core Fund, a series of Eclipse Funds (“Eclipse Trust”), a Massachusetts business trust, (2) the Income Manager Fund, a series of Eclipse Funds Inc. (“Eclipse Inc.”), a Maryland corporation, and (3) the Mid Cap Growth Fund, a series of The MainStay Funds (“MainStay Trust”), a Massachusetts business trust, (collectively, the “Acquired Funds”), will be held at the offices of New York Life Investment Management LLC (“New York Life Investments”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, on Friday, October 16, 2009 at 9:30 am Eastern time.

At the Special Meetings, as a shareholder of one or more of the Acquired Funds, you will be asked to consider and vote upon one or more of the following proposals:

(1)	To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Core Fund by the MainStay MAP Fund, a series of MainStay Trust (the “MAP Fund”), in exchange for shares of beneficial interest of the MAP Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Core Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Core Fund (the “Mid Cap Core Reorganization”);
(2)	To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Income Manager Fund by the MainStay Total Return Fund, a series of MainStay Trust (the “Total Return

Fund”), in exchange for shares of beneficial interest of the Total Return Fund having an aggregate net asset value equal to the aggregate net asset value of the common stock of the Income Manager Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Income Manager Fund (the “Income Manager Reorganization”);
(3)	To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Growth Fund by the MainStay Large Cap Growth Fund, a series of MainStay Trust (the “Large Cap Growth Fund”), in exchange for shares of beneficial interest of the Large Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Growth Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Growth Fund (the “Mid Cap Growth Reorganization”); and
(4)	To transact such other business as may properly come before the Special Meetings or any adjournments or postponements thereof.

Your attention is directed to the accompanying combined Proxy Statement/Prospectus for further information regarding the Special Meetings and the Mid Cap Core Reorganization, the Income Manager Reorganization and the Mid Cap Growth Reorganization (each a “Reorganization,” and collectively, the “Reorganizations”). You may vote at the Special Meetings on the Reorganization of each of the Acquired Funds of which you are the record owner of shares as of the close of business on July 27, 2009 (the “Record Date”). Shareholder approval or completion of one Reorganization is not contingent upon, and will not affect, shareholder approval or completion of the other Reorganizations.

If you attend a Special Meeting, you may vote your shares in person. Even if you do not attend a Special Meeting, you may authorize a proxy to vote on your behalf simply by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the voting instruction card for voting your proxy on the Internet or by touch-tone telephone.

Your vote is very important to us. Whether or not you plan to attend a Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact the Funds for additional information by calling toll-free at 800-MAINSTAY (624-6782).

By Order of the Boards of Directors/Trustees,
Marguerite E. H. Morrison Chief Legal Officer and Secretary August 26, 2009

IMPORTANT NOTICE:
YOUR VOTE IS VERY IMPORTANT TO US, NO MATTER HOW MANY SHARES YOU OWN. PLEASE VOTE BY SIGNING AND DATING THE ENCLOSED PROXY CARD AND RETURNING IT IN THE ACCOMPANYING POSTAGE-PAID RETURN ENVELOPE OR BY FOLLOWING THE ENCLOSED INSTRUCTIONS TO AUTHORIZE YOUR PROXY ON THE INTERNET OR OVER THE TELEPHONE. YOU CAN HELP AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATIONS BY PROMPTLY VOTING THE ENCLOSED PROXY.

QUESTIONS AND ANSWERS RELATING TO THE PROPOSALS

What are the Proposed Changes to the MainStay Mid Cap Core Fund, the MainStay Income Manager Fund and the MainStay Mid Cap Growth Fund?

Shareholders of the MainStay Mid Cap Core Fund (the “Mid Cap Core Fund”), the MainStay Income Manager Fund (the “Income Manager Fund”) and the MainStay Mid Cap Growth Fund (the “Mid Cap Growth Fund”) (each an “Acquired Fund,” and collectively, the “Acquired Funds”) (together with the Acquired Funds, the Acquiring Funds are referred to collectively as the “Funds”) are being asked to approve an Agreement and Plan of Reorganization that provides for the reorganization of each Acquired Fund with and into a series of The MainStay Funds as follows (each a “Reorganization,” and collectively, the “Reorganizations”):

Acquired Fund	Acquiring Fund
Mid Cap Core Fund	MainStay MAP Fund (the “MAP Fund”)
Income Manager Fund	MainStay Total Return Fund (the “Total Return Fund”)
Mid Cap Growth Fund	MainStay Large Cap Growth Fund (the “Large Cap Growth Fund”)

In considering a Reorganization, shareholders of each Acquired Fund should be aware of the differences between the investment objectives and strategies of the Acquired Fund and its proposed Acquiring Fund.

Mid Cap Core Fund.  With respect to the Reorganization of the Mid Cap Core Fund with and into the MAP Fund (the “Mid Cap Core Reorganization”), shareholders may wish to note that the MAP Fund and the Mid Cap Core Fund have similar investment objectives, although the MAP Fund has a secondary objective, to earn income, that the Mid Cap Core Fund does not. However, the principal investment strategies of the MAP Fund are different from those of the Mid Cap Core Fund. The Mid Cap Core Fund is classified in the Mid-Cap Blend category by Morningstar, Inc., while the MAP Fund is classified in the Large-Cap Blend category. Shareholders should review with care the more detailed comparisons in the section entitled “Comparison of Investment Objectives, Strategies, Risk Factors and Management” with respect to this Reorganization beginning on page 5 of the accompanying Proxy Statement/Prospectus and Exhibit B thereto, which contain additional comparative information regarding these two Funds.

Income Manager Fund.  With respect to the Reorganization of the Income Manager Fund with and into the Total Return Fund (the “Income

Manager Reorganization”), shareholders may wish to note that the investment objectives of the Income Manager Fund and the Total Return Fund are similar, and both seek to achieve their investment objectives through a combination of equity and fixed-income investments. However, shareholders should consider the fact that the principal investment strategies of the Income Manager Fund are different from the strategies of the Total Return Fund. Both Funds are classified in the Moderate Allocation category by Morningstar, Inc. Shareholders should review with care the more detailed comparisons in the section entitled “Comparison of Investment Objectives, Strategies, Risk Factors and Management” with respect to this Reorganization beginning on page 27 of the accompanying Proxy Statement/Prospectus and Exhibit B thereto, which contain additional comparative information regarding these two Funds.

Mid Cap Growth Fund.  With respect to the Reorganization of the Mid Cap Growth Fund with and into the Large Cap Growth Fund (the “Mid Cap Growth Reorganization”), shareholders should note that the Mid Cap Growth Fund and the Large Cap Growth Fund have identical investment objectives and both seek to invest in the securities of “growth” companies. However, the Mid Cap Growth Fund invests primarily in mid-capitalization companies, while the Large Cap Growth Fund primarily invests in large-capitalization companies. The Mid Cap Growth Fund is classified in the Mid-Cap Growth category by Morningstar, Inc., while the Large Cap Growth Fund is classified in the Large Growth category. Shareholders should review with care the more detailed comparisons in the section entitled “Comparison of Investment Objectives, Strategies, Risk Factors and Management” with respect to this Reorganization beginning on page 48 of the accompanying Proxy Statement/Prospectus and Exhibit B thereto, which contain additional comparative information regarding these two Funds.

Shareholders’ votes will be tabulated separately for each Reorganization, and you are only being asked to vote with respect to the Reorganization relating to the Acquired Fund in which you hold shares. Following the completion of a Reorganization, the reorganized Acquired Fund will be subsequently liquidated and dissolved. Shareholder approval or completion of one Reorganization is not contingent upon, and will not affect, shareholder approval or completion of the other Reorganizations.

What Will I Receive in Exchange for My Shares if the Reorganizations are Approved?

If the Reorganization of the Acquired Fund in which you hold shares takes place, in exchange for the shares of the Acquired Fund you currently hold, you will become a shareholder of the corresponding class of shares of the corresponding Acquiring Fund on or about the close of business on

October 23, 2009 with respect to the Income Manager Reorganization and October 28, 2009 with respect to the Mid Cap Core and Mid Cap Growth Reorganizations, or on such other date as the parties may agree (the “Closing Date”).

What did the Boards Consider When They Approved Each Reorganization?

In evaluating each Reorganization, the Funds’ Boards of Directors/Trustees (collectively, the “Board”), including all of the Directors/Trustees who are not “interested persons” of the Funds (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), considered the detailed information provided by New York Life Investment Management LLC (“New York Life Investments”) in support of its recommendation to approve each Reorganization and other factors, including, for each Reorganization: (1) that the shareholders of the Acquired Fund may benefit by becoming shareholders of the larger, combined Acquiring Fund that may be better positioned over time to realize lower expenses through achieving improved economies of scale; (2) that the Reorganization is part of a larger initiative of New York Life Investments designed to reposition, rationalize and streamline the MainStay Group of Funds to reduce duplication among funds, strengthen the fund lineup overall, and offer funds with asset levels to potentially benefit shareholders with economies of scale; (3) that each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes; (4) the proposed allocation of the direct and indirect costs of each Reorganization between New York Life Investments and the participating Funds; and (5) possible alternatives to each Reorganization, which could include the liquidation of the respective Acquired Fund. With respect to each Reorganization, the Board also compared the investment objectives and strategies of each Acquired Fund with its corresponding Acquiring Fund, both before and after any recent modifications to such objectives and strategies. The Board also considered the expected impact of the proposed Reorganization on the pro forma total fund operating expenses that current shareholders of each Acquired Fund pay and the likelihood that New York Life Investments would propose changes to the current contractual expense limitations with respect to the Acquired Fund if the applicable Reorganization is not approved by shareholders of such Acquired Fund. Based on these considerations and others, the Board determined that the interests of the shareholders of each Acquired Fund and each Acquiring Fund will not be diluted as a result of the respective Reorganizations, and that each Reorganization is in the best interests of the shareholders of each participating Fund.

More information about the Board’s considerations may be found in the Section of the accompanying Proxy Statement/Prospectus entitled “Information about the Reorganizations — Board Considerations.”

Will there be any Changes to the Portfolio Management of the Funds as a Result of the Reorganization?

New York Life Investments is the investment advisor to each of the Funds and, as noted below, has engaged various subadvisors to manage the day to day investment operations of some of the Funds.

Mid Cap Core Reorganization  The Mid Cap Core Fund’s portfolio managers are employed by Madison Square Investors LLC (“Madison Square Investors”), the Fund’s subadvisor. The MAP Fund is co-subadvised by Institutional Capital LLC (“ICAP”) and Markston International LLC (“Markston”). Consequently, there will be a change to the Mid Cap Core Fund’s portfolio managers as a result of the Reorganization of the Mid Cap Core Fund with and into the MAP Fund.

Income Manager Reorganization  The Income Manager Fund’s fixed-income investments are managed directly by New York Life Investments and its equity investments are managed by Madison Square Investors as subadvisor. As discussed in a Supplement dated June 29, 2009 to the Total Return Fund’s Prospectus, effective June 29, 2009, the Total Return Fund is co-subadvised by MacKay Shields LLC (“MacKay Shields”) and Epoch Investment Partners, Inc. (“Epoch”), with MacKay Shields personnel having responsibility for the Total Return Fund’s fixed-income investments and overall responsibility for allocating the Fund’s assets between Epoch and MacKay Shields, in accordance with the Total Return Fund’s prospectus, and with Epoch personnel having responsibility for the portfolio management of the Total Return Fund’s equity investments. On or about October 16, 2009, it is expected that the Total Return Fund will change its name to the MainStay Income Builder Fund. Consequently, there will be a change to the Income Manager Fund’s portfolio managers as a result of the Reorganization of the Income Manager Fund with and into the Total Return Fund.

Mid Cap Growth Reorganization  As discussed in a Supplement dated June 29, 2009 to the Mid Cap Growth Fund’s Prospectus, effective June 29, 2009, the prior subadvisor to the Mid Cap Growth Fund ceased serving as subadvisor to that Fund and New York Life Investments assumed the day-to-day portfolio management responsibilities for the Mid Cap Growth Fund directly, without the use of a subadvisor. Winslow Capital Management, Inc (“Winslow Capital”) is the subadvisor for the Large Cap Growth Fund. Consequently, there will be a change to the Mid Cap Growth Fund’s portfolio managers as a result of the Reorganization of the Mid Cap Growth Fund with and into the Large Cap Growth Fund.

Are Any Changes Anticipated to Any Acquiring Funds Prior to or in Connection with the Reorganizations?

On or about October 16, 2009, it is anticipated that the Total Return Fund will change its name to the MainStay Income Builder Fund. No changes are anticipated with respect to the Total Return Fund’s investment objectives or strategies in connection with this name change. No other changes to the subadvisory or portfolio management arrangements of any Acquiring Fund are anticipated prior to or in connection with the Reorganizations.

Will Shareholders of an Acquired Fund Pay Higher Expenses Following the Reorganization?

Mid Cap Core Reorganization.  On a pro forma basis assuming the Mid Cap Core Reorganization had occurred, the total annual fund operating expenses for the combined MAP Fund, on both a gross and net basis, are expected to be the same as or lower than all classes of the Mid Cap Core Fund.

Income Manager Reorganization.  Absent currently-effective expense limitation arrangements, on a pro forma basis assuming the Income Manager Reorganization had occurred, the total annual fund operating expenses for the combined Total Return Fund are expected to be lower than all classes of the Income Manager Fund, although when applying the current expense limitations for the Income Manager Fund, the pro forma fees for the combined Total Return Fund are expected to be higher than all classes of the Income Manager Fund.

Mid Cap Growth Reorganization.  On a pro forma basis assuming the Mid Cap Growth Reorganization had occurred, the total annual fund operating expenses for the combined Large Cap Growth Fund, on both a gross and net basis, are expected to be lower than all classes of the Mid Cap Growth Fund.

Please see the section of the accompanying Proxy Statement/Prospectus entitled “Comparison of Fees and Expenses” for each Proposal for more information regarding the current gross and net total annual fund operating expenses of the Funds and how these expenses are expected to change as a result of the Reorganizations.

What are the Tax Implications for Each Reorganization?

Completion of each Reorganization is conditioned upon receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Each Acquired Fund will pay any dividends out of net investment income or capital gains to shareholders as required prior to its Reorganization, and Acquired Fund shareholders may be responsible for the tax consequences of these distributions. However, it is currently anticipated that none of the Acquired Funds will make a capital gain distribution prior to its Reorganization.

If Approved, When will Each Reorganization Occur?

If approved by the respective Acquired Fund shareholders and all the contingencies set forth in the applicable Agreement and Plan of Reorganization are satisfied, each Reorganization will take place on the Closing Date, which is scheduled to occur on or about October 23, 2009 with respect to the Income Manager Reorganization and October 28, 2009 with respect to the Mid Cap Core and Mid Cap Growth Reorganizations. As stated above, the Reorganizations are not contingent upon one another, meaning that each Reorganization will take place if approved by the shareholders of the respective Acquired Fund without regard to whether the shareholders of the other Acquired Funds approve their Reorganizations.

Will Acquired Fund Shareholders Bear the Expenses of the Reorganizations?

New York Life Investments has agreed to bear one-third of the direct expenses relating to each Reorganization, including solicitation costs. The remaining two-thirds of the direct expenses relating to the Reorganizations will be borne by (1) Mid Cap Core Fund with respect to the Mid Cap Core Reorganization, (2) Total Return Fund with respect to the Income Manager Reorganization, and (3) Mid Cap Growth Fund with respect to the Mid Cap Growth Reorganization. However, due to currently applicable expense limitation agreements in place with respect to several of the Funds, it is likely that New York Life Investments also will indirectly bear some or all of those direct costs. New York Life Investments estimates the total cost of the Mid Cap Core Reorganization to be between $120,000 and $145,000, the total cost of the Income Manager Reorganization to be between $125,000 and $150,000 and the total cost of the Mid Cap Growth Reorganization to be between $175,000 and $200,000. Each Acquired Fund will bear any costs associated with making its portfolio adjustments in anticipation of the Reorganizations, including brokerage fees and expenses.

Is Shareholder Approval or the Completion of One Reorganization Contingent Upon the Approval or Completion of Any of the Other Reorganizations?

No. Shareholder approval or completion of one Reorganization is not contingent upon, and will not affect, shareholder approval or completion of the other Reorganizations.

Has the Board Approved the Reorganizations?

Yes, the Board has approved each Reorganization and recommends that shareholders of each Acquired Fund vote “FOR” the Reorganizations.

INSTRUCTIONS FOR SIGNING PROXY CARDS

THE FOLLOWING GENERAL RULES FOR SIGNING PROXY CARDS MAY BE OF ASSISTANCE TO YOU AND MAY HELP AVOID THE TIME AND EXPENSE INVOLVED IN VALIDATING YOUR VOTE IF YOU FAIL TO SIGN YOUR PROXY CARD PROPERLY.

(1)	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.
(2)	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.
(3)	ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

FOR EXAMPLE:

REGISTRATION	VALID
CORPORATE ACCOUNTS
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe
(3) ABC Corp. c/o John Doe	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe
PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith, Custodian f/b/o/ John B. Smith Jr., UGMA/UTMA
(2) Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

(1)	AUTHORIZE YOUR PROXY THROUGH THE INTERNET. You may authorize your proxy by logging into the Internet site located on your proxy card and following the instructions on the website. In order to log in you will need the control number found on your proxy card.
(2)	AUTHORIZE YOUR PROXY BY TELEPHONE. You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. Please make sure to have your proxy card available at the time of the call.
(3)	VOTE BY MAIL. You may cast your vote by signing, dating, and mailing the enclosed proxy card in the postage-paid return envelope provided.
(4)	VOTE IN PERSON AT THE SPECIAL MEETING.

PROXY STATEMENT/PROSPECTUS
AUGUST 20, 2009

MAINSTAY GROUP OF FUNDS
51 MADISON AVENUE
NEW YORK, NEW YORK 10010
(212) 576-7000

PROXY STATEMENT FOR:
MAINSTAY MID CAP CORE FUND
(“MID CAP CORE FUND”)
MAINSTAY INCOME MANAGER FUND
(“INCOME MANAGER FUND”)
AND
MAINSTAY MID CAP GROWTH FUND
(“MID CAP GROWTH FUND”)

PROSPECTUS FOR:
MAINSTAY MAP FUND
(“MAP FUND”)
MAINSTAY TOTAL RETURN FUND
(“TOTAL RETURN FUND”)
AND
MAINSTAY LARGE CAP GROWTH FUND
(“LARGE CAP GROWTH FUND”)

Introduction

This combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Boards of Directors/Trustees on behalf of (1) the Mid Cap Core Fund, a series of Eclipse Funds (“Eclipse Trust”), a Massachusetts business trust, (2) the Income Manager Fund, a series of Eclipse Funds Inc. (“Eclipse Inc.”), a Maryland corporation, and (3) the Mid Cap Growth Fund, a series of The MainStay Funds (the “MainStay Trust”), a Massachusetts business trust (each an “Acquired Fund,” and collectively, the “Acquired Funds”), for Special Meetings of Shareholders of the Acquired Funds (“Special Meetings”). (The Boards of Directors/Trustees of Eclipse Trust, Eclipse Inc. and MainStay Trust are referred to collectively as the “Board”.) The Special Meetings will be held on Friday, October 16, 2009 beginning at 9:30 am Eastern time, at the offices of New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

As is more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meetings is to vote on the following proposals as described below:

(1)	To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Core Fund by the MainStay MAP Fund, a series of MainStay Trust (the “MAP Fund”), in exchange for shares of beneficial interest of the MAP Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Core Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Core Fund (the “Mid Cap Core Reorganization”);
(2)	To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Income Manager Fund by the MainStay Total Return Fund, a series of MainStay Trust (the “Total Return Fund”), in exchange for shares of beneficial interest of the Total Return Fund having an aggregate net asset value equal to the aggregate net asset value of the common stock of the Income Manager Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Income Manager Fund (the “Income Manager Reorganization”);
(3)	To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Growth Fund by the MainStay Large Cap Growth Fund, a series of MainStay Trust (the “Large Cap Growth Fund”), in exchange for shares of beneficial interest of the Large Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Growth Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Growth Fund (the “Mid Cap Growth Reorganization”); and
(4)	To transact such other business as may properly come before the Special Meetings or any adjournments or postponements thereof.

Because shareholders of the Mid Cap Core Fund, the Income Manager Fund and the Mid Cap Growth Fund are being asked to approve the Mid Cap Core Reorganization, the Income Manager Reorganization and the Mid Cap Growth Reorganization, respectively (each a “Reorganization,” and collectively, the “Reorganizations”), this Proxy Statement also serves as a Prospectus for the MAP Fund, the Total Return Fund and the Large Cap Growth Fund (collectively, the “Acquiring Funds”) (the Acquiring Funds, collectively with the Acquired Funds, the “Funds,” and each a “Fund”). The approximate mailing date of this Proxy Statement is August 26, 2009. Each Fund is a series of an open-end management investment company.

The Mid Cap Core Fund and the MAP Fund both offer Investor Class and Class A, B, C, I, and R3 shares. The Income Manager and the Total Return Fund both offer Investor Class and Class A, B, C, and I shares. The Mid Cap Growth Fund and the Large Cap Growth Fund both offer Investor Class and Class A, B, C, I, R2, and R3 shares. The MAP Fund also offers Class R1 and R2 shares, and the Large Cap Growth Fund also offers Class R1 shares, which are not directly affected by these Reorganizations and thus are not included in the Proxy Statement/Prospectus. If the Reorganizations are approved by shareholders, holders of shares of the Acquired Funds will receive shares of the corresponding class of the respective Acquiring Fund in an amount equal to the value of their Acquired Fund shares. See “Information About the Reorganizations” below.

This Proxy Statement/Prospectus, which you should retain for future reference, sets forth information that shareholders of the Acquired Funds should know about the Acquiring Funds before voting on the Reorganizations. A Statement of Additional Information (“SAI”) relating to this Proxy Statement/Prospectus, dated August 20, 2009 containing additional information about the Reorganizations and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. For more information about the Funds, including a more detailed discussion of the investment objectives, policies and restrictions of the Funds, see the Prospectuses and SAI for the Acquired Funds and the Acquiring Funds, each dated March 2, 2009, as supplemented from time to time, which are available upon request from the Funds without charge. The Prospectus and SAI for each Acquired Fund is incorporated herein by reference.

Each Fund also provides periodic reports to its shareholders that highlight certain important information about the Funds, including investment results and financial information. The annual reports for each Fund dated October 31, 2008, and the semiannual reports for each Fund dated April 30, 2009, are incorporated herein by reference. You may receive a copy of the most recent Prospectuses, SAI, and annual and semiannual reports for each of the Funds, without charge, by writing to MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, by calling toll-free 800-MAINSTAY (624-6782), or by visiting our web site at mainstayinvestments.com.

You also may review and copy information about each Fund (including their respective SAI) at the SEC’s Public Reference Room at 100 F Street N.E., Washington, D.C. 20549, or you may obtain copies of this information, after paying a duplicating fee, by electronic mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section at the above address. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROPOSAL 1:

REORGANIZATION OF MID CAP CORE FUND INTO MAP FUND

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization with respect to the Mid Cap Core Fund Reorganization (the “Mid Cap Core Reorganization Agreement”), a form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information regarding each Fund, please read each Fund’s Prospectus.

The Mid Cap Core Reorganization

At a meeting held on June 23, 2009, the Board of Trustees of Eclipse Trust, of which the Mid Cap Core Fund is a series (as used in this section, the “Board”), by a unanimous vote, approved the Mid Cap Core Reorganization Agreement. Subject to the approval of the shareholders of the Mid Cap Core Fund, the Mid Cap Core Reorganization Agreement provides for:

•	the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Core Fund by the MAP Fund in exchange for shares of beneficial interest of the MAP Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Core Fund;
•	the distribution of shares of the MAP Fund to the shareholders of the Mid Cap Core Fund; and
•	the subsequent liquidation and dissolution of the Mid Cap Core Fund.

The Mid Cap Core Reorganization is subject to approval by the shareholders of the Mid Cap Core Fund. The Mid Cap Core Reorganization, if approved by shareholders, is scheduled to take place on or about the close of business on October 28, 2009, or on such other date as the parties may agree (the “Closing Date”). As a result of the Mid Cap Core Reorganization, each shareholder of the Mid Cap Core Fund will become the owner of the number of full and fractional shares of the MAP Fund, having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the Mid Cap Core Fund held by that shareholder as of the close of business on the Closing Date. No sales charges will be imposed as a result of the Reorganization. See “Information About the Reorganizations” below.

The Mid Cap Core Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. See “Information About the Reorganizations” below. Prior to the Mid Cap Core Reorganization, the Mid Cap Core Fund will pay any dividends out of net investment income or distribution of capital gains to shareholders as required. These distributions will be taxable to Mid Cap Core Fund shareholders that are subject to taxation. However, it is currently anticipated that there will not be a capital gain distribution prior to the Mid Cap Core Reorganization.

The Mid Cap Core Reorganization will not affect your right to purchase and redeem shares, to exchange among other MainStay Funds with which you would have been able to exchange prior to the Mid Cap Core Reorganization, or to receive dividends and other distributions (except that after the Mid Cap Core Reorganization, you will receive any dividends and distributions from the MAP Fund rather than the Mid Cap Core Fund).

IN CONSIDERING WHETHER TO APPROVE THE REORGANIZATION YOU SHOULD NOTE THAT:

•	The Mid Cap Core Reorganization is part of a larger initiative to reposition, rationalize and streamline the MainStay Group of Funds in order to reduce duplication among funds, strengthen the fund lineup overall, and offer funds with higher asset levels to potentially benefit shareholders through economies of scale;
•	The Funds are each managed by New York Life Investments;
•	The Mid Cap Core Fund is subadvised by Madison Square Investors LLC (“Madison Square Investors”), while the MAP Fund is co-subadvised by Institutional Capital LLC (“ICAP”) and Markston International LLC (“Markston”) (see “Information About the Management of the Funds” below);
•	The two Funds have similar investment objectives, although they have different strategies, risks and restrictions, and the MAP Fund has a secondary objective (to earn income) that the Mid Cap Core Fund does not;
•	The Mid Cap Core Fund is classified in the Mid-Cap Blend category by Morningstar, Inc., while the MAP Fund is classified in the Large-Cap Blend category;
•	The Mid Cap Core Fund has a declining asset base and had approximately $52 million in assets under management as of April 30, 2009; the MAP Fund had approximately $1 billion as of that same date;

•	New York Life Investments expects shareholders of the Mid Cap Core Fund to benefit from potential economies of scale over time, including potentially decreased expenses, with two investment portfolios becoming one larger investment portfolio;
•	While recognizing that past performance is not a guarantee of future results, the performance of the MAP Fund, as of April 30, 2009, gross of expenses, outperformed the Mid Cap Core Fund over the three-, five- and ten-year time periods, while underperforming the Mid Cap Core Fund over the previous one-year period;
•	On a pro forma basis, assuming the Mid Cap Core Reorganization had occurred, the total annual fund operating expenses for the combined MAP Fund, on both a gross and net basis, are expected to be the same as or lower than all classes of the Mid Cap Core Fund;
•	The majority of the investments of Mid Cap Core Fund shareholders are in Class A and I shares, which are expected to benefit from decreased expenses as a result of the Mid Cap Core Reorganization;
•	The Mid Cap Core Fund has benefited from historical expense caps and waivers approved by the Board, and New York Life Investments has advised the Board that if the Mid Cap Core Reorganization is not approved, New York Life Investments likely would seek Board approval to modify or eliminate the current expense caps and waivers in place with respect to this Fund (in this regard, shareholders may wish to note that New York Life Investments had initially proposed Board consideration of modifications to ease the expense caps and waivers in place with respect to this Fund in connection with the Board’s most recent annual review of the Fund’s investment advisory and subadvisory agreements, but had determined not to pursue these modifications in light of its proposal to reorganize the Mid Cap Core Fund);
•	The Mid Cap Core Fund will bear two-thirds of the direct expenses, including solicitation costs, relating to the Mid Cap Core Reorganization and New York Life Investments will bear directly the remaining one-third of these costs (although it is likely that New York Life Investments also will indirectly bear some or all of the costs apportioned to the Mid Cap Core Fund pursuant to an expense limitation agreement in place with respect to this Fund);

•	The Mid Cap Core Fund will bear the costs associated with making its portfolio adjustments in anticipation of the Mid Cap Core Reorganization, including brokerage fees and expenses;
•	New York Life Investments intends the Mid Cap Core Reorganization to qualify as a tax-free reorganization and completion of the Mid Cap Core Reorganization is conditioned upon receiving an opinion of counsel to that effect, therefore avoiding any federal tax consequences to the shareholders of the Mid Cap Core Fund; and
•	The Mid Cap Core Reorganization will not result in a dilution of the economic interests of any Mid Cap Core Fund shareholders because such Mid Cap Core Fund shareholders will receive MAP Fund shares with the same aggregate net asset value as their Mid Cap Core Fund shares.

Approval of the Mid Cap Core Reorganization will require the affirmative vote of the holders of a majority of the “outstanding voting securities” of the Mid Cap Core Fund, as specified under the Investment Company Act of 1940, as amended (the “1940 Act”). See “Voting Information” below.

Board Recommendation

For the reasons set forth below in the sections of this Proxy Statement/Prospectus entitled “Reasons for the Reorganizations” and “Board Considerations,” the Board, including all of the Directors/Trustees who are not “interested persons” of the Funds (as that term is defined in the 1940 Act), has concluded that the Mid Cap Core Reorganization would be in the best interests of the Mid Cap Core Fund and the MAP Fund, and that the interests of the Mid Cap Core Fund’s existing shareholders would not be diluted as a result of the Mid Cap Core Reorganization. The Board, therefore, has submitted the Mid Cap Core Reorganization Agreement for approval to you, the shareholders of the Mid Cap Core Fund.

THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE MID CAP CORE REORGANIZATION.

COMPARATIVE INFORMATION RELATING TO THE
MID CAP CORE REORGANIZATION

Comparison of Investment Objectives, Strategies, Risk Factors and Management

The list below highlights some of the significant similarities and differences between the Mid Cap Core Fund’s and the MAP Fund’s investment objectives, principal investment strategies, and risk factors. Except as described further below, there are no material differences between the fundamental investment restrictions of the Mid Cap Core Fund and the MAP Fund. For a complete comparison of the Funds’ investment objectives, principal investment strategies, and risk factors, please see Exhibit B of this Proxy Statement/Prospectus.

•	The Mid Cap Core Fund’s investment objective, to seek long-term growth of capital, is compatible with the MAP Fund’s primary investment objective, to seek long-term appreciation of capital. The MAP Fund also seeks to earn income as a secondary objective.
•	The Mid Cap Core Fund normally invests at least 80% of its assets in mid-capitalization companies (i.e., similar to the capitalization of the companies in the Russell Midcap Index) and invests primarily in U.S. companies, while the MAP Fund normally invests at least 65% of its total assets in equity-type securities, including common stocks and convertible securities, of companies in different capitalization ranges.
•	The Mid Cap Core and MAP Funds’ portfolio managers employ different investment processes to manage the Funds, as described in Exhibit B.
•	Both Funds primarily invest in U.S. companies. However, the MAP Fund may invest up to 35% of its assets in foreign securities. The MAP Fund, but not the Mid Cap Core Fund, may also invest in convertible securities as part of its principal investment strategies.
•	Both Funds are subject to the principal risks of investing in common stocks, including investments in growth and value stocks. The MAP Fund is also principally subject to the risks of foreign investing, to the extent that it invests in foreign securities, and the risks of investing in convertible securities.

•	The Mid Cap Core Fund is subadvised by a single subadvisor, Madison Square Investors, while subadvisory duties for the MAP Fund are split between ICAP and Markston (each a “Subadvisor”), as determined by New York Life Investments.
•	Due to their trading strategies, both Funds may experience portfolio turnover rates of greater than 100%.
•	As of April 30, 2009, the Mid Cap Core Fund had approximately $52 million assets under management and the MAP Fund had approximately $1.1 billion assets under management.

More information about the investment objectives and strategies of the Mid Cap Core Fund and the MAP Fund is included in Exhibit B. Additional information may be found in the Funds’ Statement of Additional Information, which is incorporated herein by reference and available upon request by calling toll-free 800-MAINSTAY (624-6782) or by visiting our website at mainstayinvestments.com.

Differences in Fundamental Restrictions

The Mid Cap Core Fund and MAP Fund have each adopted fundamental investment restrictions (i.e., policies that require shareholder approval to modify) that differ in certain respects. The discussion that follows highlights some of these differences. Importantly, while the activities identified below carry certain risks and represent differences between the Funds, New York Life Investments does not believe that these differences are material to the manner in which the Funds are managed or result in one Fund being subject to materially greater risk than the other. For a complete comparison of the Funds’ fundamental investment restrictions, please see Exhibit C to this Proxy Statement/Prospectus.

The Mid Cap Core Fund’s restriction on borrowing limits the Fund to borrowing in the aggregate not more than 15%, and to borrowing for purposes other than meeting redemptions to not more than 5%, of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made. Outstanding borrowings must be repaid before any subsequent investments are made. In contrast, the MAP Fund may borrow to the extent permissible under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. Currently, the 1940 Act is interpreted to permit funds to borrow from banks in an amount up to 33 1/3% of the fund’s assets, including the amount borrowed. A fund may also issue a note evidencing a temporary loan ( i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the fund’s total assets. To the extent that the MAP Fund may borrow to a greater extent than the Mid Cap Core Fund, the MAP Fund would be subject to a greater extent to the risks of borrowing. To the extent that any borrowing made by the MAP Fund involves leveraging, the MAP Fund may be subject to the risk that if the securities held by the MAP Fund decline in value while these transactions are outstanding, the MAP Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities. Thus, borrowing may exaggerate the effect of changes in the value of investments on the MAP Fund’s net asset value and may increase the volatility of the MAP Fund. In addition, any money borrowed will be subject to interest and other costs, which may exceed the gain on securities purchased with borrowed funds. In addition to the differences in the Funds’ fundamental investment restrictions regarding borrowing, the Mid Cap Core Fund has adopted various fundamental restrictions that are not also fundamental restrictions of the MAP Fund. These include restrictions on (1) purchasing securities on margin, (2) selling securities short, and (3) investing in puts, calls, straddles, spreads or combinations thereof, among others.

The following tables contain information regarding the assets, holdings, and management of the Mid Cap Core Fund and the MAP Fund. This information is as of April 30, 2009, unless otherwise indicated.

As of April 30, 2009	Mid Cap Core Fund	MAP Fund
Net Assets	$51.7 million	$1,070.1 million
Number of Holdings	373	245
Portfolio Composition	99.7% - Equities 0.3% - Cash	80.0% - U.S. Equities 17.0% - Foreign Equities 2.6% - Cash 0.4% - Fixed Income
Primary Benchmark	Russell Midcap® Index(1)	Russell 3000® Index(2)
Secondary Benchmark	Russell Midcap® Value Index(3)	S&P 500® Index(4)
% of Assets under Management (AUM) in Top 10 Holdings	9.18%	20.65%
Portfolio Turnover Rate (As of 10/31/08)	203%	96%
Investment Manager	New York Life Investments	New York Life Investments
Subadvisor	Madison Square Investors	ICAP and Markston
Portfolio Manager(s)	Harvey Fram, CFA Migene Kim, CFA	From ICAP: Jerrold K. Senser, CFA Thomas R. Wenzel, CFA
From Markston: Michael Mullarkey Roger Lob Christopher Mullarkey

(1)	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, and represents approximately 31% of the total market capitalization of the Russell 1000® Index. The market capitalizations of companies in this Index fluctuate and as of May 29, 2009, they ranged from $103 million to $16.5 billion. You cannot invest directly in an index.
(2)	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The market capitalizations of companies in this Index fluctuate and as of May 29, 2009, they ranged from $9 million to $345.1 billion. You cannot invest directly in an index.
(3)	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.
(4)	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. You cannot invest directly in an index.

Top Ten Holdings as of April 30, 2009:

Mid Cap Core Fund

Name	% Net Assets
Midcap SPDR Trust Series 1 (exchange traded fund)(1)	1.32%
Broadcom Corp. – Class A	0.95%
PG&E Corp.	0.90%
Western Digital Corp.	0.90%
Parker Hannifin Corp.	0.89%
Murphy Oil Corp.	0.88%
DR Horton, Inc.	0.87%
Cameron International Corp.	0.87%
Quest Diagnostics, Inc./DE	0.85%
Liberty Media Corp. – Entertainment	0.85%

MAP Fund

Name	% Net Assets
El Du Pont de Nemours & Co.	2.77%
JPMorgan Chase & Co.	2.42%
Microsoft Corp.	2.21%
CVS Caremark Corp.	2.16%
Schering-Plough Corp.	2.02%
Wyeth	1.93%
Coca-Cola Co. (The)	1.83%
Lowe’s Cos., Inc.	1.82%
Marathon Oil Corp.	1.76%
PepsiCo, Inc./NC	1.72%

(1)	The Fund may from time to time invest in exchange traded funds, primarily as a means of gaining exposure for the Fund to the equity market without investing in individual common stocks, particularly in the context of managing cash flows into the Fund. These holdings are short term and are used to maintain target exposure while limiting costs.

Description of Fund Classes

Both the Mid Cap Core Fund and the MAP Fund offer Investor Class and Classes A, B, C, I and R3 shares. The corresponding class shares of each Fund have the same class-specific features. The MAP Fund offers Class R1 and R2 shares, but the Mid Cap Core Fund does not. For this reason, Class R1 and R2 shares are not described in this Proxy Statement/Prospectus.

Purchase, Redemption and Exchange Features

The Funds have the same policies with respect to purchases, redemptions and exchanges by shareholders. See the “Shareholder Guide” for a detailed description of purchase, redemption and exchange features.

Comparison of Fees and Expenses

The following discussion describes and compares the fees and expenses of the Mid Cap Core Fund and the MAP Fund. Expenses of the Funds are based upon the operating expenses as of April 30, 2009 and reflect changes to certain expense limitations that took effect as of August 1, 2009. Pro forma fees show estimated expenses of the MAP Fund after giving effect to the proposed Mid Cap Core Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

Class A

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Core Fund	MAP Fund	MAP Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.85%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.25%	0.25%	0.25%
Other Expenses(2),(4)	0.84%	0.27%	0.29%
Total Annual Fund Operating Expenses(5)	1.94%	1.27%	1.29%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.59)%	(0.00)%	(0.01)%
Net Annual Fund Operating Expenses(5)	1.35%	1.27%	1.28%

Class I

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Core Fund	MAP Fund	MAP Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.85%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	None	None	None
Other Expenses(2),(4)	0.84%	0.27%	0.29%
Total Annual Fund Operating Expenses(5)	1.69%	1.02%	1.04%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.65)%	(0.00)%	(0.01)%
Net Annual Fund Operating Expenses(5)	1.04%	1.02%	1.03%

Class B

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Core Fund	MAP Fund	MAP Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	5.00%	5.00%	5.00%
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.85%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	1.00%	1.00%	1.00%
Other Expenses(2),(4)	1.01%	0.45%	0.46%
Total Annual Fund Operating Expenses(5)	2.86%	2.20%	2.21%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.66)%	(0.00)%	(0.01)%
Net Annual Fund Operating Expenses(5)	2.20%	2.20%	2.20%

Class C

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Core Fund	MAP Fund	MAP Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	1.00%	1.00%	1.00%
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.85%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	1.00%	1.00%	1.00%
Other Expenses(2),(4)	1.01%	0.45%	0.46%
Total Annual Fund Operating Expenses(5)	2.86%	2.20%	2.21%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.66)%	(0.00)%	(0.01)%
Net Annual Fund Operating Expenses(5)	2.20%	2.20%	2.20%

Class R3

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Core Fund	MAP Fund	MAP Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.85%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.50%	0.50%	0.50%
Other Expenses(2),(4)	0.94%	0.37%	0.39%
Total Annual Fund Operating Expenses(5)	2.29%	1.62%	1.64%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.65)%	(0.00)%	(0.01)%
Net Annual Fund Operating Expenses(5)	1.64%	1.62%	1.63%

Investor Class

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Core Fund	MAP Fund	MAP Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.85%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.25%	0.25%	0.25%
Other Expenses(2),(4)	1.01%	0.45%	0.46%
Total Annual Fund Operating Expenses(5)	2.11%	1.45%	1.46%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.66)%	(0.00)%	(0.01)%
Net Annual Fund Operating Expenses(5)	1.45%	1.45%	1.45%

(1)	Generally, Investor Class and Class A shares are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Investor Class or Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.
(2)	The management fee for the MAP Fund is an annual percentage of the Fund’s average daily net assets as follows: 0.75% on assets up to $1 billion and 0.70% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement. Effective August 1, 2008, the fund accounting agreement was incorporated into the Fund’s management agreement, resulting in a 0.01% increase in the Fund’s management fee. This increase in the Fund’s management fee was offset by an equivalent decrease in the Fund’s “Other Expenses,” resulting in no net increase in the Fund’s “Total Annual Fund Operating Expenses.” Expense information in the table has been restated to reflect current fees.

The management fee for the Mid Cap Core Fund is an annual percentage of the Fund’s average daily net assets.

(3)	Because the 12b-1 fee is an ongoing fee charged against the assets of a Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.
(4)	“Other Expenses” include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, “Other Expenses” for Class R3 shares include a shareholder service fee of 0.10%. Other Expenses have been restated to reflect the expected impact of class and fee restructuring (where applicable).
(5)	For the MAP Fund, each class of shares of the Fund is subject to an expense limitation with New York Life Investments. Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement, under which the management fee will be waived and/or the operating expenses will be reimbursed to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.28% of its average net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the MAP Fund. Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the MAP Fund pursuant to the agreements, if such action does not cause the MAP Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. This written expense limitation agreement expires on August 1, 2010.

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily reimburse the expenses of the MAP Fund so that the total annual operating expenses of a class do not exceed the following percentages: Class A, 1.27%; Class I, 1.02%; and Class R3, 1.62%. These voluntary waivers or reimbursements may be discontinued at any time without notice.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the appropriate class of the MAP Fund do not exceed the following percentages of average daily net assets: Investor Class, 1.45%; Class A, 1.19%; Class B, 2.20%; Class C, 2.20%; Class I, 0.98%; and Class R3, 1.58%.

For the Mid Cap Core Fund, effective April 1, 2008 (February 28, 2008 for Investor Class shares), New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.45%; Class A, 1.35%; Class B, 2.20%; Class C, 2.20%; Class I, 1.04%; and Class R3, 1.64%. These expense limitations may be modified or terminated only with the approval of the Board. Prior to April 1, 2008, New York Life Investments had a written expense limitation agreement that set the expense limitations at 1.35% for Class A shares, 2.10% for Class B shares and 2.10% for Class C shares. The limitations for the other share classes were the same as in the April 1, 2008 agreement. Under each of these written expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from a Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense.

The term “total ordinary operating expenses” excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which a Fund invests.

Examples

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund after the Mid Cap Core Reorganization with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund and in the combined Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

MAP Fund

Expenses After	Class A	Class I	Class B*		Class C		Class R3	Investor Class
			Assuming No Redemption	Assuming Redemption at the End of Each Period	Assuming No Redemption	Assuming Redemption at the End of Each Period
1 Year	$672	$104	$223	$723	$223	$323	$165	$689
3 Years	$931	$325	$688	$988	$688	$688	$511	$983
5 Years	$1,209	$563	$1,180	$1,380	$1,180	$1,180	$881	$1,299
10 Years	$2,000	$1,248	$2,344	$2,344	$2,534	$2,534	$1,922	$2,190

*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Mid Cap Core Fund

Expenses After	Class A	Class I	Class B*		Class C		Class R3	Investor Class
			Assuming No Redemption	Assuming Redemption at the End of Each Period	Assuming No Redemption	Assuming Redemption at the End of Each Period
1 Year	$680	$106	$223	$723	$223	$323	$167	$689
3 Years	$1,072	$469	$824	$1,124	$824	$824	$653	$1,114
5 Years	$1,488	$857	$1,450	$1,650	$1,450	$1,450	$1,166	$1,564
10 Years	$2,645	$1,944	$2,967	$2,967	$3,138	$3,138	$2,575	$2,808

*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MAP Fund — Pro Forma Combined

Expenses After	Class A	Class I	Class B*		Class C		Class R3	Investor Class
			Assuming No Redemption	Assuming Redemption at the End of Each Period	Assuming No Redemption	Assuming Redemption at the End of Each Period
1 Year	$673	$105	$223	$723	$223	$323	$166	$689
3 Years	$936	$330	$690	$990	$690	$690	$516	$985
5 Years	$1,218	$573	$1,184	$1,384	$1,184	$1,184	$891	$1,303
10 Years	$2,020	$1,270	$2,354	$2,354	$2,543	$2,543	$1,943	$2,199

*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Past Performance of MAP Fund

The following bar chart and tables indicate some of the risks of investing in the MAP Fund. The bar chart shows you how the MAP Fund’s performance has varied over the last ten years. The table shows how the MAP Fund’s average annual total returns (before and after taxes) for one-, five- and ten-year periods compare to those of two broad-based securities market indices. Average annual total returns reflect actual sales loads, service and/or distribution fees. Absent expense limitations and/or fee waivers/reimbursements, performance would have been lower. Performance data for these classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on June 9, 1999, include the historical performance of the MAP-Equity Fund shares (a predecessor to the MAP Fund) through June 8, 1999. Performance figures for Class R3 shares, which were first offered on April 28, 2006, include the historical performance of Class A shares through April 27, 2006, adjusted for differences in certain contractual expenses and fees. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain contractual expenses and fees. It is expected that the combined MAP Fund will retain the performance history of the MAP Fund after the Mid Cap Core Reorganization. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the MAP Fund will perform in the future. Unadjusted, the performance shown for the newer classes might have been lower.

As of June 30, 2009, the Class I shares of the MAP Fund had a year-to-date return of 6.34%.

As of June 30, 2006, ICAP and Markston each subadvise an allocated portion of the MAP Fund’s assets under the supervision of and as designated by New York Life Investments from time to time. From November 25, 2002 until June 30, 2006 Markston and Jennison Associates LLC served as the MAP Fund’s subadvisors. Prior to November 25, 2002, Markston was solely responsible for subadvising the MAP Fund’s portfolio.

Average Annual Returns, Class I Shares
(by calendar year 1999–2008)

Best and Worst Quarterly Returns, Class I Shares

(1999 – 2008)	Return	Quarter/Year
Highest returns/best quarter	20.27%	2Q/03
Lowest return/worst quarter	-22.97%	4Q/08

Average Annual Total Returns
(for the period ended December 31, 2008)(1)

	1 Year	5 Years	10 Years or Life of Class
MainStay MAP Fund
Return Before Taxes on Distributions
Investor Class	-40.78%	-1.82%	2.72%
Class A	-40.74%	-1.81%	2.73%
Class B	-40.98%	-1.74%	2.56%
Class C	-38.45%	-1.45%	2.56%
Class I	-37.12%	-0.35%	3.40%
Class R3	-37.47%	-0.99%	3.00%
Return After Taxes on Distributions(2)
Class I	-37.29%	-1.57%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares(2)
Class I	-23.91%	-0.24%	2.73%
Russell 3000® Index(3) (reflects no deductions for fees, expenses, or taxes)	-37.31%	-1.95%	-0.80%
S&P 500® Index(4) (reflects no deductions for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%

(1)	See above under “Past Performance of MAP Fund” for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.
(2)	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares of the Fund. After-tax returns for Investor Class, Class A, B, C and R3 shares may vary.
(3)	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.
(4)	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE MID CAP CORE REORGANIZATION.

PROPOSAL 2:

REORGANIZATION OF INCOME MANAGER FUND
INTO TOTAL RETURN FUND

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization with respect to the Income Manager Reorganization (the “Income Manager Reorganization Agreement”), a form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information regarding the Income Manager Fund and the Total Return Fund, please read each Fund’s Prospectus.

The Income Manager Reorganization

At a meeting held on June 23, 2009, the Board of Directors of Eclipse Inc., of which the Income Manager Fund is a series (as used in this section, the “Board”), by a unanimous vote, approved the Income Manager Reorganization Agreement. Subject to the approval of the shareholders of the Income Manager Fund, the Income Manager Reorganization Agreement provides for:

•	the acquisition of all of the assets and the assumption of all of the liabilities of the Income Manager Fund by the Total Return Fund in exchange for shares of beneficial interest of the Total Return Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Income Manager Fund;
•	the distribution of shares of the Total Return Fund to the shareholders of the Income Manager Fund; and
•	the subsequent liquidation and dissolution of the Income Manager Fund.

The Income Manager Reorganization is subject to approval by the shareholders of the Income Manager Fund. The Income Manager Reorganization, if approved by shareholders, is scheduled to be effective on or about the close of business on October 28, 2009, or on such other date as the parties may agree (the “Closing Date”). As a result of the Income Manager Reorganization, each shareholder of the Income Manager Fund will become the owner of the number of full and fractional shares of the Total Return Fund, having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the Income Manager Fund held by that shareholder as of the close of business on the Closing Date. No sales charges will be imposed as a result of the Reorganization. See “Information About the Reorganizations” below.

The Income Manager Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. See “Information About the Reorganizations” below. Prior to the Income Manager Reorganization, the Income Manager Fund will pay any dividends out of net investment income or capital gains to shareholders as required. These distributions will be taxable to Income Manager Fund shareholders that are subject to taxation. However, it is currently anticipated that there will not be a capital gain distribution prior to the Income Manager Reorganization.

The Income Manager Reorganization will not affect your right to purchase and redeem shares, to exchange among other MainStay Funds with which you would have been able to exchange prior to the Income Manager Reorganization, or to receive dividends and other distributions (except that after the Income Manager Reorganization, you will receive any dividends and distributions from the Total Return Fund rather than the Income Manager Fund).

IN CONSIDERING WHETHER TO APPROVE THE REORGANIZATION YOU SHOULD NOTE THAT:

•	The Income Manager Reorganization is part of a larger initiative to reposition, rationalize and streamline the MainStay Group of Funds in order to reduce duplication among funds, strengthen the fund lineup overall, and offer funds with higher asset levels to potentially benefit shareholders with economies of scale;
•	The Funds are each managed by New York Life Investments;
•	The Income Manager Fund and the Total Return Fund both invest in a combination of fixed-income and equity securities;
•	New York Life Investments advises the fixed-income portion of the Income Manager Fund and Madison Square Investors subadvises the equity portion. MacKay Shields LLC (“MacKay Shields”) subadvises the fixed-income portion of the Total Return Fund, and, effective June 29, 2009, the overall asset allocation of the Total Return Fund. Effective June 29, 2009, Epoch Investment Partners, Inc. (“Epoch”) subadvises the equity portion of the Total Return Fund (see “Information About the Management of the Funds” below);

•	The Board expects current shareholders of the Income Manager Fund to benefit from the relevant investment expertise of Epoch and MacKay Shields as a result of the Reorganization;
•	The Income Manager Fund and Total Return Fund have similar investment objectives, although the two Funds have different principal investment strategies;
•	The Funds are each classified in the Moderate Allocation category by Morningstar, Inc;
•	Total assets in the Income Manager Fund and the Total Return Fund as of April 30, 2009 were approximately $236 million and $371 million, respectively;
•	New York Life Investments expects shareholders of the Income Manager Fund to benefit from potential economies of scale over time, including potentially decreased expenses, with two investment portfolios becoming one larger investment portfolio;
•	While recognizing that past performance is not a guarantee of future results, particularly in light of the facts that the Total Return Fund recently experienced the subadvisory, portfolio management, process, risks and benchmark changes discussed below in the section of this Proxy Statement/Prospectus entitled “Board Considerations,” the performance of the Total Return Fund, as of April 30, 2009, gross of expenses, outperformed the Income Manager Fund over the previous one-, three- and five-year time periods, while underperforming the Income Manager Fund for the previous ten-year period;
•	Absent currently-effective expense limitation arrangements in place with respect to the Income Manager Fund, on a pro forma basis, assuming that the Income Manager Reorganization had occurred, the total annual fund operating expenses for the combined Total Return Fund are expected to be lower than current total annual fund operating expenses applicable to all share classes of the Income Manager Fund. However, when applying the current expense limitations for the Income Manager Fund, the pro forma net total annual fund operating expenses for the combined Total Return Fund are expected to be higher than all classes of the Income Manager Fund;
•	The Income Manager Fund has benefited from historical expense caps and waivers approved by the Board, and New York Life Investments has advised the Board that if the Income Manager Reorganization is not approved, New York Life Investments likely would seek Board approval to modify or eliminate the current expense caps and waivers currently in place with respect to this Fund (in this regard, shareholders may wish to note that New York Life Investments had initially proposed Board consideration of modifications to ease the expense caps and waivers in place with respect to this Fund in connection with the Board’s most recent annual review of the Fund’s investment advisory and subadvisory agreements, but had determined not to pursue these modifications in light of its proposal to reorganize the Income Manager Fund);
•	The Total Return Fund will bear two-thirds of the direct expenses, including solicitation costs, relating to the Income Manager Reorganization; New York Life Investments will bear directly the remaining one-third of these costs (although New York Life Investments has indirectly borne some of the costs apportioned to the Total Return Fund pursuant to a prior expense limitation agreement no longer in place with respect to this Fund);
•	The Income Manager Fund will bear the costs associated with making its portfolio adjustments in anticipation of the Income Manager Reorganization, including brokerage fees and expenses;
•	New York Life Investments intends the Income Manager Reorganization to qualify as a tax-free reorganization and completion of the Income Manager Reorganization is conditioned upon receiving an opinion of counsel to that effect, therefore avoiding any federal tax consequences to the shareholders of the Income Manager Fund; and
•	The Income Manager Reorganization will not result in a dilution of the economic interests of any Income Manager Fund shareholders because such Income Manager Fund shareholders will receive Total Return Fund shares with the same aggregate net asset value as their Income Manager Fund shares.

Approval of the Income Manager Reorganization will require the affirmative vote of the holders of a majority of the “outstanding voting securities” of the Income Manager Fund entitled to vote and present in person or by proxy, as specified under the Investment Company Act of 1940, as amended (the “1940 Act”). See “Voting Information” below.

Board Recommendation

For the reasons set forth below in the sections of this Proxy Statement/Prospectus entitled “Reasons for the Reorganizations” and “Board Considerations,” the Board, including all of the Directors/Trustees who are not “interested persons” of the Funds (as that term is defined in the 1940 Act), has concluded that the Income Manager Reorganization would be in the best interests of the Income Manager Fund and the Total Return Fund, and that the interests of the Income Manager Fund’s existing shareholders would not be diluted as a result of the Income Manager Reorganization. The Board, therefore, has submitted the Income Manager Reorganization Agreement to you, the shareholders of the Income Manager Fund.

THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE INCOME MANAGER REORGANIZATION.

COMPARATIVE INFORMATION RELATING TO THE
INCOME MANAGER REORGANIZATION

Comparison of Investment Objectives, Strategies, Risk Factors and Management

The list below highlights some of the significant similarities and differences between the Income Manager Fund’s and the Total Return Fund’s investment objectives, principal investment strategies, and risk factors. There are no material differences between the fundamental investment restrictions of the Income Manager Fund and Total Return Fund. For a complete comparison of the Funds’ investment objectives, principal investment strategies, and risk factors, please see Exhibit B of this Proxy Statement/Prospectus.

•	The Income Manager Fund’s investment objective is to seek to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks, fixed-income securities and money market investments. The Total Return Fund’s investment objective is to realize current income consistent with reasonable opportunity for future growth of capital and income.
•	The Income Manager Fund and the Total Return Fund are both “blended funds,” meaning they generally invest in a combination of fixed-income and equity securities.
•	The Income Manager and Total Return Funds’ portfolio managers employ different investment processes to manage the Funds, as described in Exhibit B.
•	The Total Return Fund generally invests at least 30% of its net assets in equity securities and at least 30% of its net assets in debt securities. The Income Manager Fund generally invests at least 80% of its assets in income-producing securities, which includes at least 30% in U.S. equity securities (including investments in Real Estate Investment Trusts (“REITS”)) and at least 35% of its net assets in fixed-income securities, including cash and cash equivalents and related derivatives.
•	The Income Manager Fund generally will invest up to 15% of its total assets in a combination of emerging market debt and floating rate loans. In addition, the Income Manager Fund may invest up to 20% of its total assets, at the time of purchase, in foreign securities of developed or emerging markets, or in futures associated with such securities. The Total Return Fund may invest in foreign debt securities.

•	The Total Return Fund’s fixed-income investments generally include long-term debt investments that are rated A or better by S&P or Moody’s or, if unrated, deemed to be of comparable creditworthiness by MacKay Shields. However, the Total Return Fund may invest up to 20% of its assets in high-yield securities. The Income Manager Fund generally will invest up to 25% of total assets in high-yield securities.
•	Both Funds may invest in derivatives.
•	Both Funds are principally subject to the risks of investments in debt securities, including high-yield debt securities, derivatives, and foreign investing. Additionally, the Income Manager Fund is principally subject to the risks of investments in floating rate loans and REITS, while the Total Return Fund is subject to the additional principal risks of mortgage-related and asset-backed securities, mortgage dollar rolls, and convertible securities, as well as investing in small and mid cap stocks.
•	As Subadvisor, MacKay Shields manages the asset allocation and the fixed-income portion of the Total Return Fund and Epoch manages the equity portion. New York Life Investments manages the asset allocation and the debt portion of the Income Manager Fund and Madison Square Investors, as Subadvisor, manages the equity portion.
•	Due to their trading strategies, both Funds may experience portfolio turnover rates of greater than 100%.
•	As of April 30, 2009, the Income Manager Fund had approximately $236 million assets under management and the Total Return Fund had approximately $371 million assets under management.

More information about the investment objectives and strategies of the Income Manager Fund and the Total Return Fund is included in Exhibit B. Additional information may be found in the Funds’ SAI, which is incorporated herein by reference and available upon request by calling toll-free 800-MAINSTAY (624-6782) or by visiting our website at mainstayinvestments.com.

The following tables contain information regarding the assets, holdings, and management of the Funds. This information is as of April 30, 2009, unless otherwise indicated.

As of April 30, 2009	Income Manager Fund	Total Return Fund
Net Assets	$236.1 million	$371.4 million
Number of Holdings	745	583
Portfolio Composition	54.8% - Equities 43.2% - Fixed Income 2.0% - Cash	44.7% - Equities 49.45% - Fixed Income 5.75% - Cash 0.1% - Other
Primary Benchmark	Russell 1000® Index(1)	MSCI World Index(2)
Secondary Benchmarks	Income Manager Composite Index(3)Barclays Capital U.S. Aggregate Bond Index(4)	Russell 1000® Index(1) S&P 500® Index(5) Total Return Core Composite Index(6) Barclays Capital U.S. Aggregate Bond Index(4)
% of Assets under Management (AUM) in Top 10 Holdings	20.8%	32.00%
Portfolio Turnover Rate (As of 10/31/08)	125%	101%
Investment Manager	New York Life Investments	New York Life Investments
Subadvisor(s)	Madison Square Investors	Epoch(7) MacKay Shields
Portfolio Manager(s)	From New York Life Investments [Fixed-Income portion and Asset Allocation]: Tony H. Elavia Thomas J. Girard From Madison Square Investors [Equity portion]: Harish Kumar Jonathan Swaney	From MacKay Shields [Fixed-Income portion and Asset Allocation]:
Dan Roberts(8)
Michael Kimble(8)
Gary Goodenough James Ramsay
From Epoch(7)
[Equity portion]:
Eric Sappenfield
William W. Priest Michael A. Welhoelter

(1)	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
(2)	The Morgan Stanley World (“MSCI World”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Since June 2007, the MSCI World Index has consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Effective August 14, 2009, the Fund has selected the MSCI World Index as its primary benchmark index in replacement of the Russell 1000® Index and the S&P 500® Index as a result of the change in subadvisor on June 29, 2009. You cannot invest directly in an index.
(3)	The Income Manager Composite Index is comprised of the following indices: Russell 1000® Index (weighted 37.5%); the Russell 1000® Growth Index (weighted 10%); the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (weighted 7.5%); the Barclays Capital U.S. Aggregate Bond Index (weighted 27%), and the Citigroup U.S. High Yield Market Capped Index (weighted 18%). The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Citigroup U.S. High-Yield Market Capped Index captures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. or Canada, but caps the total debt of any individual issuer at $5 billion par amount outstanding. The MSCI EAFE Index is an index of international stocks representing the developed world outside of North America. You cannot invest directly in an index.
(4)	The Barclays Capital U.S. Aggregate Bond Index (formerly named the Lehman Brothers® U.S. Aggregate Bond Index) consists of the following other unmanaged Barclays Capital U.S. indices: the Government Bond Index, Corporate Bond Index, MBS Index, and ABS Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. You cannot invest directly in an index.
(5)	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. You cannot invest directly in an index.
(6)	The Total Return Core Composite Index is comprised of the Russell 1000® Index and the Barclays Capital U.S. Aggregate Bond Index weighted 60%/40%, respectively. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000®

Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
(7)	Effective June 29, 2009, Epoch was appointed co-Subadvisor to the Total Return Fund to manage the equity portion of the Fund.
(8)	Effective June 29, 2009, Dan Roberts and Michael Kimble were named as additional portfolio managers to the Total Return Fund to be responsible for decisions regarding allocation of Fund assets between equity and fixed-income investments and, in addition to Gary Goodenough and James Ramsay, regarding the Fund’s fixed-income investments.

Top Ten Holdings as of April 30, 2009:

Income Manager Fund

Name	% Net Assets
U.S. Treasury Notes 0.875%-4.25%, due 2/28/11-2/15/19	5.22%
FHLMC (Mortgage Pass-Through Securities) 4.50%-8.00%, due 11/1/12-10/1/38	2.35%
GNMA (Mortgage Pass-Through Securities) 5.00%-8.50%, due 7/15/11-3/15/39	1.96%
Exxon Mobil Corp.	1.87%
General Electric Co.	1.86%
FNMA (Mortgage Pass-Through Securities), 4.00%-8.00%, due 7/1/09-3/1/38	1.66%
AT&T, Inc.	1.66%
Chevron Corp.	1.58%
Pfizer, Inc.	1.36%
International Business Machines Corp.	1.35%

Total Return Fund

Name	% Net Assets
FNMA (Mortgage Pass-Through Securities), 4.50%-6.50%, due 4/1/18-12/1/38	11.94%
FHLMC (Mortgage Pass-Through Securities) 3.00%-6.00%, due 8/1/10-9/1/36	5.35%
FNMA 4.625%-6.25%, due 2/1/11-1/2/14	4.25%
U.S. Treasury Bonds 3.50%-6.875%, due 8/15/23-2/15/39	3.16%
GNMA (Mortgage Pass-Through Securities), 6.00%-6.50%, due 4/15/29-8/1/36	2.24%
Microsoft Corp.	1.17%
International Business Machines Corp.	1.13%
U.S. Treasury Notes, 1.875%-2.75%, due 4/30/14-2/15/19	1.03%
Wal-Mart Stores, Inc.	0.90%
United Technologies Corp.	0.89%

Description of Fund Classes

As noted above, both the Income Manager Fund and the Total Return Fund offer Investor Class, Class A, Class B, Class C and Class I shares. The Investor Class, Class A, Class B, Class C and Class I shares of each Fund have the same class-specific features.

Purchase, Redemption and Exchange Features

The Funds have the same policies with respect to purchases, redemptions and exchanges by shareholders. See the “Shareholder Guide” for a detailed description of purchase, redemption and exchange features.

Comparison of Fees and Expenses

The following discussion describes and compares the fees and expenses of the Income Manager Fund and the Total Return Fund. Expenses of the Funds are based upon the operating expenses as of April 30, 2009 and reflect changes to certain expense limitations that took effect as of August 1, 2009. Pro forma fees show estimated expenses of the Total Return Fund after giving effect to the proposed Income Manager Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

Class A

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Income Manager Fund	Total Return Fund	Total Return Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees(3)	0.25%	0.25%	0.25%
Other Expenses(2),(4)	0.40%	0.32%	0.30%
Total Annual Fund Operating Expenses(5)	1.30%	1.22%	1.20%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.31)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	0.99%	1.22%	1.20%

Class I

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Income Manager Fund	Total Return Fund	Total Return Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees(3)	None	None	None
Other Expenses(2),(4)	0.40%	0.32%	0.30%
Total Annual Fund Operating Expenses(5)	1.05%	0.97%	0.95%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.15)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	0.90%	0.97%	0.95%

Class B

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Income Manager Fund	Total Return Fund	Total Return Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	5.00%	5.00%	5.00%
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees(3)	1.00%	1.00%	1.00%
Other Expenses(2),(4)	0.72%	0.72%	0.70%
Total Annual Fund Operating Expenses(5)	2.37%	2.37%	2.35%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.53)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	1.84%	2.37%	2.35%

Class C

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Income Manager Fund	Total Return Fund	Total Return Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	1.00%	1.00%	1.00%
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees(3)	1.00%	1.00%	1.00%
Other Expenses(2),(4)	0.72%	0.72%	0.70%
Total Annual Fund Operating Expenses(5)	2.37%	2.37%	2.35%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.53)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	1.84%	2.37%	2.35%

Investor Class

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Income Manager Fund	Total Return Fund	Total Return Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees(3)	0.25%	0.25%	0.25%
Other Expenses(2),(4)	0.72%	0.72%	0.70%
Total Annual Fund Operating Expenses(5)	1.62%	1.62%	1.60%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.53)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	1.09%	1.62%	1.60%

(1)	Generally, Investor Class and Class A shares are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Investor Class or Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

(2)	The management fee for the Total Return Fund is an annual percentage of the Fund’s average daily net assets as follows: 0.64% on assets up to $500 million, 0.60% on assets from $500 million up to $1 billion, and 0.575% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement. Effective August 1, 2008, the fund accounting agreement was incorporated into the Fund’s management agreement, resulting in a 0.02% increase in the Fund’s management fee. This increase in the Fund’s management fee was offset by an equivalent decrease in the Fund’s “Other Expenses,” resulting in no net increase in the Fund’s “Total Annual Fund Operating Expenses.” Expense information in the table has been restated to reflect current fees.

The management fee for the Income Manager Fund is an annual percentage of the Fund’s average daily net assets as follows: 0.650% on assets up to $1 billion and 0.625% on assets in excess of $1 billion.

(3)	Because the 12b-1 fee is an ongoing fee charged against the assets of a Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.
(4)	“Other Expenses” include, among other things, fees payable for transfer agency services, which may differ between the classes. “Other Expenses” also include the Funds’ share of the fees and expenses of any other fund in which the Funds invest. These fees and expenses are less than 0.01% of the average net assets of the Funds.
(5)	For the Total Return Fund, prior to August 1, 2009, New York Life Investments had entered into a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.29%; Class A, 1.16%; Class B, 2.04%; Class C, 2.04% and Class I, 0.79%. Prior to April 1, 2008 (February 28, 2008 for Investor Class shares), New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.19% for Class A shares, 1.94% for Class B shares and 1.94% for Class C shares. The limitation for Class I shares was the same as in the April 1, 2008 agreement.

For the Income Manager Fund, effective April 1, 2008 (February 28, 2008 for Investor Class shares), New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.09%; Class A, 0.99%; Class B, 1.84%; Class C, 1.84%; and Class I, 0.90%. These expense limitations may be modified or terminated only with the approval of the Board.

Under these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Income Manager Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense.

The term “Total Ordinary Operating Expenses” excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Funds invest.

Examples

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund after the Income Manager Reorganization with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund and in the combined Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower than those shown.

Total Return Fund

			Class B*		Class C
Expenses After	Class A	Class I	Assuming No Redemption	Assuming Redemption at the End of Each Period	Assuming No Redemption	Assuming Redemption at the End of Each Period	Investor Class
1 Year	$667	$99	$240	$740	$240	$340	$706
3 Years	$916	$309	$739	$1,039	$739	$739	$1,033
5 Years	$1,183	$536	$1,265	$1,465	$1,265	$1,265	$1,383
10 Years	$1,946	$1,190	$2,520	$2,520	$2,706	$2,706	$2,366

*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

			Class B*		Class C
Expenses After	Class A	Class I	Assuming No Redemption	Assuming Redemption at the End of Each Period	Assuming No Redemption	Assuming Redemption at the End of Each Period	Investor Class
1 Year	$645	$92	$187	$687	$187	$287	$655
3 Years	$911	$319	$689	$989	$689	$689	$984
5 Years	$1,196	$565	$1,218	$1,418	$1,218	$1,218	$1,336
10 Years	$2,066	$1,269	$2,478	$2,478	$2,666	$2,666	$2,324

*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Total Return Fund — Pro Forma Combined

			Class B*		Class C
Expenses After	Class A	Class I	Assuming No Redemption	Assuming Redemption at the End of Each Period	Assuming No Redemption	Assuming Redemption at the End of Each Period	Investor Class
1 Year	$666	$97	$238	$738	$238	$338	$704
3 Years	$910	$303	$733	$1,033	$733	$733	$1,027
5 Years	$1,173	$525	$1,255	$1,455	$1,255	$1,255	$1,373
10 Years	$1,925	$1,166	$2,499	$2,499	$2,686	$2,686	$2,346

*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Past Performance of Total Return Fund

The following bar chart and tables indicate some of the risks of investing in the Total Return Fund. The bar chart shows you how the Total Return Fund’s calendar year performance has varied over the last ten years. The table shows how the Total Return Fund’s average annual total returns (before and after taxes) for one-, five- and ten-year periods compare to those of a broad-based securities market index. Average annual total returns reflect actual sales loads, service and/or distribution fees. Sales loads are not reflected in the bar chart or in the best and worst quarterly returns. Absent expense limitations and/or fee waivers, performance would have been lower. Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on January 2, 2004, include the historical performance of Class B shares, through January 1, 2004, adjusted for differences in certain contractual expenses and fees. Performance figures for Investor Class shares, first offered on February 28, 2008, include the performance of Class A shares through February 27, 2008, adjusted for differences in certain contractual fees and expenses. It is expected that the combined Total Return Fund will retain the performance history of the Total Return Fund after the Income Manager Reorganization. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

As of June 30, 2009, the Class B shares of the Total Return Fund had a year-to-date return of 5.22%.

Annual Returns, Class B Shares
(by calendar year 1999–2008)

Best and Worst Quarterly Returns, Class B Shares

(1999 – 2008)	Return	Quarter/Year
Highest returns/best quarter	13.65%	4Q/99
Lowest return/worst quarter	-14.22%	4Q/08

Average Annual Total Returns
(for the period ended December 31, 2008)(1)

	1 Year	5 Years	10 Years
MainStay Total Return Fund Return Before Taxes on Distributions Investor Class	-30.97%	-1.92%	-1.38%
Class A	-30.96%	-1.92%	-1.37%
Class B	-31.13%	-1.83%	-1.54%
Class C	-28.26%	-1.55%	-1.55%
Class I	-26.62%	-0.28%	-0.41%
Return After Taxes on Distributions(2)
Class B	-31.40%	-2.86%	-2.58%
Return After Taxes on Distributions and Sale of Fund Shares(2)
Class B	-20.11%	-1.49%	-1.38%
MSCI World Index(3) (reflects no deductions for fees, expenses or taxes)	-40.71%	-0.51%	-0.64%
Russell 1000® Index(4) (reflects no deductions for fees, expenses or taxes)	-37.60%	-2.04%	-1.09%
S&P 500® Index(5) (reflects no deductions for fees, expenses or taxes)	-37.00%	-2.19%	-1.38%
Total Return Core Composite Index(6) (reflects no deductions for fees, expenses or taxes)	-22.47%	0.82%	1.88%
Barclays Capital U.S. Aggregate Bond Index(7) (reflects no deductions for fees, expenses or taxes)	5.24%	4.65%	5.63%

(1)	See above under “Past Performance” for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.
(2)	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares of the Fund. After-tax returns for Investor Class, Class A, C and I shares may vary.
(3)	Effective August 14, 2009, the Total Return Fund changed its primary benchmark for the equity portion of its portfolio to the MSCI World Index because New York Life Investments believes that it is more reflective of the Fund’s investment style. Prior to August 14, 2009, the Total Return Fund’s primary benchmark was the Russell 1000® Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Since June 2007, the MSCI World Index has consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. You cannot invest directly in an index.
(4)	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.
(5)	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.
(6)	The Total Return Core Composite Index is comprised of the Russell 1000® Index and the Barclays Capital U.S. Aggregate Bond Index weighted 60%/40%, respectively. Total returns assume reinvestment of all income and capital gains. You cannot invest directly in an index.
(7)	The Barclays Capital U.S. Aggregate Bond Index (formerly named the Lehman Brothers® U.S. Aggregate Bond Index) consists of the following other unmanaged Barclays Capital U.S. indices: the Government Bond Index, Corporate Bond Index, MBS Index, and ABS Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. You cannot invest directly in an index.

PROPOSAL 3:

REORGANIZATION OF MID CAP GROWTH FUND INTO
LARGE CAP GROWTH FUND

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization with respect to the Mid Cap Growth Fund Reorganization (the “Mid Cap Growth Reorganization Agreement”), a form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information regarding each Fund, please read each Fund’s Prospectus.

The Mid Cap Growth Reorganization

At a meeting held on June 23, 2009, the Board of Trustees of MainStay Trust, of which the Mid Cap Growth Fund is a series (the “Board”), by a unanimous vote, approved the Mid Cap Growth Reorganization Agreement. Subject to the approval of the shareholders of the Mid Cap Growth Fund, the Mid Cap Growth Reorganization Agreement provides for:

•	the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Growth Fund by the Large Cap Growth Fund in exchange for shares of beneficial interest of the Large Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Growth Fund;
•	the distribution of shares of the Large Cap Growth Fund to the shareholders of the Mid Cap Growth Fund; and
•	the subsequent liquidation and dissolution of the Mid Cap Growth Fund.

The Mid Cap Growth Reorganization is subject to approval by the shareholders of the Mid Cap Growth Fund. The Mid Cap Growth Reorganization, if approved by shareholders, is scheduled to take place on or about the close of business on October 28, 2009, or on such other date as the parties may agree (the “Closing Date”). As a result of the Mid Cap Growth Reorganization, each shareholder of the Mid Cap Growth Fund will become the owner of the number of full and fractional shares of the Large Cap Growth Fund, having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the Mid Cap Growth Fund held by that shareholder as of the close of business on the

Closing Date. No sales charges will be imposed as a result of the Reorganization. See “Information About the Mid Cap Growth Reorganizations” below.

The Mid Cap Growth Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. See “Information About the Reorganizations” below. Prior to the Mid Cap Growth Reorganization, the Mid Cap Growth Fund will pay any dividends out of net investment income or distribution of capital gains to shareholders as required. These distributions will be taxable to Mid Cap Growth Fund shareholders that are subject to taxation. However, it is currently anticipated that there will not be a capital gain distribution prior to the Mid Cap Growth Reorganization.

The Mid Cap Growth Reorganization will not affect your right to purchase and redeem shares, to exchange among other MainStay Funds with which you would have been able to exchange prior to the Mid Cap Growth Reorganization, and to receive dividends and other distributions (except that after the Mid Cap Growth Reorganization, you will receive any dividends and distributions from the Large Cap Growth Fund rather than the Mid Cap Growth Fund).

IN CONSIDERING WHETHER TO APPROVE THE REORGANIZATION YOU SHOULD NOTE THAT:

•	The Mid Cap Growth Reorganization is part of a larger initiative to reposition, rationalize and streamline the MainStay Group of Funds in order to reduce duplication among funds, strengthen the fund lineup overall, and offer funds with higher asset levels to potentially benefit shareholders with economies of scale;
•	The Funds are each managed by New York Life Investments;
•	The Mid Cap Growth Fund does not have a subadvisor currently, and the Large Cap Growth Fund is subadvised by Winslow Capital Management, Inc. (“Winslow Capital”) (see “Information About the Management of the Funds” below);
•	The Mid Cap Growth Fund and the Large Cap Growth Fund have identical investment objectives and both focus on investments in “growth” companies, although the Large Cap Growth Fund invests primarily in the stocks of larger companies than those in which the Mid Cap Growth Fund invests;
•	The Mid Cap Growth Fund is classified in the Mid-Cap Growth category by Morningstar, Inc., while the Large Cap Growth Fund is classified in the Large Growth category;

•	Total assets in the Mid Cap Growth Fund and the Large Cap Growth Fund as of April 30, 2009 were approximately $144 million and $2.3 billion, respectively;
•	New York Life Investments expects shareholders of the Mid Cap Growth Fund to benefit from potential economies of scale over time, including potentially decreased expenses, with two investment portfolios becoming one larger investment portfolio;
•	While recognizing that past performance is not a guarantee of future results, the performance of the Large Cap Growth Fund, as of April 30, 2009, gross of expenses, outperformed the Mid Cap Growth Fund over the previous one-, three- and five-year time periods;
•	On a pro forma basis, assuming the Mid Cap Growth Reorganization had occurred, the total annual fund operating expenses for the combined Large Cap Growth Fund are expected to be lower than all classes of the Mid Cap Growth Fund on both a gross and net basis;
•	To minimize any negative impact on the total annual operating expenses of the Large Cap Growth Fund caused by the Mid Cap Growth Reorganization, for a period of one-year commencing on the Closing Date, New York Life Investments voluntarily has agreed to waive a portion of the Large Cap Growth Fund’s management fee or reimburse the expenses of the share classes of such Acquiring Fund such that no share class of the Large Cap Growth Fund will experience an increase in total ordinary operating expenses of more than 0.01% as a result of the Reorganization, as compared to the Large Cap Growth Fund’s total ordinary operating expenses determined as of September 30, 2009;
•	The Mid Cap Growth Fund has benefited from historical expense caps and waivers approved by the Board, and New York Life Investments has advised the Board that if the Mid Cap Growth Reorganization is not approved, New York Life Investments likely would seek Board approval to modify or eliminate the current expense caps and waivers currently in place with respect to this Fund (in this regard, shareholders may wish to note that New York Life Investments had initially proposed Board consideration of modifications to ease the expense caps and waivers in place with respect to this Fund in connection with the Board’s most recent annual review of the Fund’s investment advisory and subadvisory agreements, but had determined not to pursue these modifications in light of its proposal to reorganize the Mid Cap Growth Fund);
•	The Mid Cap Growth Fund will bear two-thirds of the direct expenses, including solicitation costs, relating to the Mid Cap Growth Reorganization; New York Life Investments will bear directly the remaining one-third of these costs (although it is likely that New York Life Investments also will indirectly bear some or all of the costs apportioned to the Mid Cap Growth Fund pursuant to an expense limitation agreement in place with respect to this Fund);
•	The Mid Cap Growth Fund will bear the costs associated with making its portfolio adjustments in anticipation of the Income Manager Reorganization, including brokerage fees and expenses;
•	New York Life Investments intends the Mid Cap Growth Reorganization to qualify as a tax-free reorganization and completion of the Mid Cap Growth Reorganization is conditioned upon receiving an opinion of counsel to that effect, therefore avoiding any federal tax consequences to the shareholders of the Mid Cap Growth Fund; and
•	The Mid Cap Growth Reorganization will not result in a dilution of the economic interests of any Mid Cap Growth Fund shareholders because such Mid Cap Growth Fund shareholders will receive Large Cap Growth Fund shares with the same aggregate net asset value as their Mid Cap Growth Fund shares.

Approval of the Mid Cap Growth Reorganization will require the affirmative vote of the holders of a majority of the “outstanding voting securities” of the Mid Cap Growth Fund, as specified under the Investment Company Act of 1940, as amended (the “1940 Act”). See “Voting Information” below.

Board Recommendation

For the reasons set forth below in the sections of this Proxy Statement/Prospectus entitled “Reasons for the Reorganizations” and “Board Considerations,” the Board, including all of the Trustees who are not “interested persons” of the Funds (as that term is defined in the 1940 Act), has concluded that the Mid Cap Growth Reorganization would be in the best interests of the Mid Cap Growth Fund and the Large Cap Growth Fund, and that the interests of the Mid Cap Growth Fund’s existing shareholders would not be diluted as a result of the Mid Cap Growth

Reorganization. The Board, therefore, has submitted the Mid Cap Growth Reorganization Agreement to you, the shareholders of the Mid Cap Growth Fund.

THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE MID CAP GROWTH REORGANIZATION.

COMPARATIVE INFORMATION RELATING TO THE
MID CAP GROWTH REORGANIZATION

Comparison of Investment Objectives, Strategies, Risk Factors and Management

The list below highlights some of the significant similarities and differences between the Mid Cap Growth Fund’s and the Large Cap Growth Fund’s investment objectives, principal investment strategies, and risk factors. There are no material differences between the fundamental investment restrictions of the Mid Cap Growth Fund and the Large Cap Growth Fund. For a complete comparison of these Funds’ investment objectives, principal investment strategies and risk factors, please see Exhibit B of this Proxy Statement/Prospectus.

•	The investment objective of both Funds is to seek long-term growth of capital.
•	The Mid Cap Growth Fund invests 80% of its assets in mid-capitalization companies (i.e., similar to the capitalization of the companies in the Russell Midcap Growth Index), while the Large Cap Growth Fund invests 80% of its assets in large-capitalization companies (i.e., with market capitalization of greater than $4 billion).
•	Both Funds seek to invest in “growth” stocks, meaning stocks with earnings increasing at a higher than average rate.
•	Effective June 29, 2009, the Mid Cap Growth Fund is managed by New York Life Investments directly without the use of a subadvisor, while Winslow Capital serves as the Subadvisor to the Large Cap Growth Fund.
•	The Funds’ portfolio managers employ different investment processes to manage the Funds, as described in Exhibit B.
•	Both Funds primarily invest in U.S. companies, although the Large Cap Growth Fund may invest up to 20% of its assets in foreign securities. The Mid Cap Growth Fund, but not the Large Cap Growth Fund, may engage in lending of its portfolio securities as part of its principal investment strategies. However, note that as of September 18, 2008, the Funds, like all of the funds in the MainStay Group of Funds, have temporarily suspended securities lending.
•	The Mid Cap Growth Fund primarily invests in the technology, healthcare, communications and other high-growth industries.

While the Large Cap Growth Fund does not identify specific industries in which it invests, it may invest in many of the same industries as the Mid Cap Growth Fund.
•	Both Funds are subject to the primary risks of common stocks and other equity securities in general, and growth stocks in particular. The Mid Cap Growth Fund is subject to the additional principal risks of investments in companies in highly competitive industries and sectors and securities lending.
•	Due to its trading strategies, the Large Cap Growth Fund is more likely to experience portfolio turnover of greater than 100% than the Mid Cap Growth Fund.
•	As of April 30, 2009, the Mid Cap Growth Fund had approximately $144 million assets under management and the Large Cap Growth Fund had approximately $2.3 billion assets under management.

More information about the investment objectives and strategies of the Mid Cap Growth Fund and the Large Cap Growth Fund is included in Exhibit B. Additional information may be found in the Funds’ Statement of Additional Information, which is incorporated herein by reference and available upon request by calling toll-free 800-MAINSTAY (624-6782) or by visiting our website at mainstayinvestments.com.

The following tables contain information regarding the assets, holdings, and management of the Mid Cap Growth Fund and the Large Cap Growth Fund. This information is as of April 30, 2009, unless otherwise indicated.

As of April 30, 2009	Mid Cap Growth Fund	Large Cap Growth Fund
Net Assets	$144.2 million	$2,276.2 million
Number of Holdings	81	60
Portfolio Composition	99.2% - Equities 0.8% - Cash/Short-Term	98.3% - Equities 1.7% - Cash/Short-Term
Primary Benchmark	Russell Midcap® Growth Index(1)	Russell 1000® Growth Index(2)
Secondary Benchmark	None	S&P 500® Index(3)
% of Assets under Management (AUM) in Top 10 Holdings	21.35%	31.62%
Portfolio Turnover Rate (As of 10/31/08)	55%	115%
Investment Manager	New York Life Investments	New York Life Investments
Subadvisor	None(4)	Winslow Capital
Portfolio Manager(s)	Tony Elavia* *In his capacity as an officer of New York Life Investments.	Clark J. Winslow Justin H. Kelly, CFA R. Bart Wear, CFA

(1)	The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The market capitalizations of companies in this Index fluctuate and as of May 29, 2009, they ranged from $103 million to $16.4 billion. The stocks are also members of the Russell 1000® Growth Index. You cannot invest directly in an index.
(2)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable equity market. You cannot invest directly in an index.
(3)	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. You cannot invest directly in an index.
(4)	New York Life Investments assumed direct responsibility over the day-to-day portfolio management of the Mid Cap Growth Fund effective June 29, 2009, the date the prior subadvisor to the Mid Cap Growth Fund ceased advising the Mid Cap Growth Fund.

Top Ten Holdings as of April 30, 2009:

Mid Cap Growth Fund

Name	% Net Assets
Amphenol Corp. – Class A	2.50%
Crown Holdings, Inc.	2.29%
Equinix, Inc.	2.19%
Alliant Techsystems, Inc.	2.18%
Precision Castparts Corp.	2.17%
Newfield Exploration Co.	2.13%
SBA Communications Corp.	2.12%
Guess?, Inc.	2.07%
Flour Corp.	1.90%
Coach, Inc.	1.78%

Large Cap Growth Fund

Name	% Net Assets
Medco Health Solutions, Inc.	4.22%
Qualcomm, Inc.	3.92%
Visa, Inc. – Class A	3.44%
Union Pacific Corp.	3.06%
Monsanto Co.	2.99%
Danaher Corp.	2.91%
Google, Inc. – Class A	2.85%
Apple, Inc.	2.80%
Gilead Sciences, Inc.	2.79%
Cisco Systems, Inc.	2.65%

Description of Fund Classes

Both the Mid Cap Growth Fund and the Large Cap Growth Fund offer Investor Class and Classes A, B, C, I, R2 and R3. The corresponding class shares of each Fund have the same class-specific features. The Large Cap Growth Fund offers Class R1 shares, but the Mid Cap Growth Fund does not. For this reason, Class R1 shares are not described in this Proxy Statement/Prospectus.

Purchase, Redemption and Exchange Features

The Funds have the same policies with respect to purchases, redemptions and exchanges by shareholders. See the “Shareholder Guide” for a detailed description of purchase, redemption and exchange features.

Comparison of Fees and Expenses

The following discussion describes and compares the fees and expenses of the Mid Cap Growth Fund and the Large Cap Growth Fund. Expenses of the Funds are based upon the operating expenses as of April 30, 2009 and reflect changes to certain expense limitations that took effect as of August 1, 2009. Pro forma fees show estimated expenses of the Large Cap Growth Fund after giving effect to the proposed Mid Cap Growth Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

Class A

Shareholder Fees (Fees Paid Directly from Shareholder’s investment)	Mid Cap Growth Fund	Large Cap Growth Fund	Large Cap Growth Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.77%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees(3)	0.25%	0.25%	0.25%
Other Expenses(2),(4)	0.60%	0.23%	0.26%
Total Annual Fund Operating Expenses(5)	1.62%	1.21%	1.24%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.33)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	1.29%	1.21%	1.24%

Class I

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Growth Fund	Large Cap Growth Fund	Large Cap Growth Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.77%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees(3)	None	None	None
Other Expenses(2),(4)	0.61%	0.23%	0.25%
Total Annual Fund Operating Expenses(5)	1.38%	0.96%	0.98%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.26)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	1.12%	0.96%	0.98%

Class B

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Growth Fund	Large Cap Growth Fund	Large Cap Growth Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	5.00%	5.00%	5.00%
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.77%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees(3)	1.00%	1.00%	1.00%
Other Expenses(2),(4)	0.69%	0.47%	0.50%
Total Annual Fund Operating Expenses(5)	2.46%	2.20%	2.23%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.11)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	2.35%	2.20%	2.23%

Class C

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Growth Fund	Large Cap Growth Fund	Large Cap Growth Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	1.00%	1.00%	1.00%
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.77%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees(3)	1.00%	1.00%	1.00%
Other Expenses(2),(4)	0.69%	0.47%	0.50%
Total Annual Fund Operating Expenses(5)	2.46%	2.20%	2.23%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.11)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	2.35%	2.20%	2.23%

Class R2

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Growth Fund	Large Cap Growth Fund	Large Cap Growth Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.77%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees(3)	0.25%	0.25%	0.25%
Other Expenses(2),(4)	0.71%	0.33%	0.35%
Total Annual Fund Operating Expenses(5)	1.73%	1.31%	1.33%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.26)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	1.47%	1.31%	1.33%

Class R3

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Growth Fund	Large Cap Growth Fund	Large Cap Growth Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.77%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees(3)	0.50%	0.50%	0.50%
Other Expenses(2),(4)	0.71%	0.33%	0.35%
Total Annual Fund Operating Expenses(5)	1.98%	1.56%	1.58%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.26)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	1.72%	1.56%	1.58%

Investor Class

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Mid Cap Growth Fund	Large Cap Growth Fund	Large Cap Growth Fund Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)(1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	0.77%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees(3)	0.25%	0.25%	0.25%
Other Expenses(2),(4)	0.70%	0.47%	0.51%
Total Annual Fund Operating Expenses(5)	1.72%	1.45%	1.49%
Fee Recoupments/(Waivers/Reimbursements)(5)	(0.12)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses(5)	1.60%	1.45%	1.49%

(1)	Generally, Investor Class and Class A shares are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Investor Class or Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

(2)	The management fee for the Large Cap Growth Fund is an annual percentage of the Fund’s average daily net assets plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement. Effective August 1, 2008, New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.750% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.700% on assets from $750 million to $2 billion; 0.650% on assets from $2 billion to $3 billion; and 0.600% on assets in excess of $3 million. Without this fee waiver, the actual fee would be 0.800% on assets up to $250 million; 0.750% on assets from $250 million to $500 million; 0.725% on assets from $500 million to $750 million; 0.700% on assets from $750 million to $2 billion; 0.650% on assets from $2 billion to $3 billion; and 0.600% on assets in excess of $3 billion.

The management fee for the Mid Cap Growth Fund is an annual percentage of the Fund’s average daily net assets as follows: 0.75% on assets up to $500 million and 0.70% on assets in excess of $500 million, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement.

Effective August 1, 2008, the Funds’ Accounting Agreement was incorporated into the Funds’ management agreement, resulting in a 0.01% and 0.02% increase in the management fee of the Large Cap Growth Fund and Mid Cap Growth Fund, respectively. This increase in management fee was offset by an equivalent decrease in each Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses. Expense information in the table has been restated to reflect current fees.

(3)	Because the 12b-1 fee is an ongoing fee charged against the assets of a Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.
(4)	“Other Expenses” include, among other things, fees payable for transfer agency services, which may differ between the classes. ”Other Expenses” for Class R2 and R3 shares include a shareholder service fee of 0.10%.

“Other Expenses” include the Fund’s share of the fees and expenses of any other fund in which a Fund invests. These fees and expenses are less than 0.01% of the average net assets of a Fund.

(5)	For the Mid Cap Growth Fund, effective April 1, 2008 (February 28, 2008 for Investor Class shares), New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.60%; Class A, 1.29%; Class B, 2.35%; Class C, 2.35%; Class I, 1.12%; Class R2, 1.47%; and Class R3, 1.72%. These expense limitations may be modified or terminated only with the approval of the Board.

Under this written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Mid Cap Growth Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense. The term “total ordinary operating expenses” excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which a Fund invests.

With respect to the Large Cap Growth Fund, effective August 1, 2009, New York Life Investments has agreed to voluntarily reimburse the expenses of the Class I shares of the Fund so that the total annual operating expenses of the Class I shares do not exceed 0.85%. This voluntary waiver may be discontinued at any time without notice. In addition, for the one year period following the Closing Date, New York Life Investments voluntarily has agreed to waive a portion of the Fund’s management fee or reimburse the expenses of the share classes of the Fund such that no share class of the Fund will experience an increase in total ordinary operating expenses of more than 0.01% as a result of the Mid Cap Growth Reorganization, as compared to the Fund’s total ordinary operating expenses determined as of September 30, 2009.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class did not exceed the following percentages of average daily net assets: Investor Class, 1.50%; Class A, 1.18%; Class B, 2.25%; Class C, 2.25%; Class I, 0.80%; Class R1, 0.90%; Class R2, 1.15%; and Class R3, 1.40%. Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at 1.40% for Class A shares, 2.15% for Class B shares, 2.15% for Class C shares, 0.75% for Class I shares, 0.85% for Class R1 shares, 1.10% for Class R2 shares and 1.35% for Class R3 shares. The limitations for the other share classes were the same as in the April 1, 2008 agreement.

Examples

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund after the Mid Cap Growth Reorganization with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund and in the combined Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

Large Cap Growth Fund

			Class B*		Class C
Expenses After	Class A	Class I	Assuming No Redemption	Assuming Redemption at the End of Each Period	Assuming No Redemption	Assuming Redemption at the End of Each Period	Class R2	Class R3	Investor Class
1 Year	$667	$98	$223	$723	$223	$323	$133	$159	$689
3 Years	$913	$306	$688	$988	$688	$688	$415	$493	$983
5 Years	$1,178	$531	$1,180	$1,380	$1,180	$1,180	$717	$850	$1,299
10 Years	$1,935	$1,178	$2,344	$2,344	$2,534	$2,534	$1,579	$1,856	$2,190

*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Mid Cap Growth Fund

			Class B*		Class C
Expenses After	Class A	Class I	Assuming No Redemption	Assuming Redemption at the End of Each Period	Assuming No Redemption	Assuming Redemption at the End of Each Period	Class R2	Class R3	Investor Class
1 Year	$674	$114	$238	$738	$238	$338	$150	$175	$704
3 Years	$1,003	$411	$756	$1,056	$756	$756	$520	$596	$1,051
5 Years	$1,353	$730	$1,301	$1,501	$1,301	$1,301	$914	$1,044	$1,421
10 Years	$2,340	$1,635	$2,605	$2,605	$2,788	$2,788	$2,019	$2,285	$2,459

*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Large Cap Growth Fund — Pro Forma Combined

			Class B*		Class C
Expenses After	Class A	Class I	Assuming No Redemption	Assuming Redemption at the End of Each Period	Assuming No Redemption	Assuming Redemption at the End of Each Period	Class R2	Class R3	Investor Class
1 Year	$669	$100	$226	$726	$226	$326	$135	$161	$693
3 Years	$922	$312	$697	$997	$697	$697	$421	$499	$995
5 Years	$1,194	$542	$1,195	$1,395	$1,195	$1,195	$729	$860	$1,318
10 Years	$1,967	$1,201	$2,378	$2,378	$2,565	$2,565	$1,601	$1,878	$2,232

*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Past Performance of Large Cap Growth Fund

The following bar chart and tables indicate some of the risks of investing in the Large Cap Growth Fund. The bar chart shows you how the Large Cap Growth Fund’s performance has varied over the last ten years. Sales loads are not reflected in the bar chart or in the best and worst quarterly returns. If they were, returns would be less than those shown. The table shows how the Large Cap Growth Fund’s average annual total returns (before and after taxes) for one-, five- and ten-year periods compare to those of two broad-based securities market indices. Performance data for the classes varies based on differences in their fee and expense structures. Average annual total returns reflect actual sales loads, service and/or distribution fees. Absent expense limitations and/or fee waivers/reimbursements, performance would have been lower. Performance figures for Class A shares include the historical performance of the FMI Winslow Growth Fund (a predecessor to the Large Cap Growth Fund) through March 31, 2005, adjusted to reflect the current maximum sales charge applicable to the Class A shares. Performance figures for Class B, Class C, Class I and Class R2 shares, each of which was first offered on April 1, 2005, and the Class R3 shares which were first offered on April 28, 2006, include the historical performance of Class A shares through March 31, 2005 and April 27, 2006, respectively, adjusted for differences in certain contractual expenses and fees. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain contractual expenses and fees. It is expected that the combined Large Cap Growth Fund will retain the performance history of the Large Cap Growth Fund after the Mid Cap Growth Reorganization. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Large Cap Growth

Fund will perform in the future. Unadjusted, the performance shown for the newer classes might have been lower.

As of June 30, 2009, the Class A shares of the Large Cap Growth Fund had a year-to-date return of 12.98%.

Average Annual Returns, Class A Shares
(by calendar year 1999–2008)

Best and Worst Quarterly Returns, Class A Shares

(1999 – 2008)	Return	Quarter/Year
Highest returns/best quarter	27.20%	4Q/99
Lowest return/worst quarter	-22.57%	4Q/08

Average Annual Total Returns
(for the period ended December 31, 2008)(1)

	1 Year	5 Years	10 Years
MainStay Large Cap Growth Fund
Return Before Taxes on Distributions
Investor Class	-41.98%	-1.38%	-2.20%
Class A	-41.98%	-1.38%	-2.20%
Class B	-42.13%	-1.40%	-2.37%
Class C	-39.75%	-1.04%	-2.40%
Class I	-33.38%	-0.21%	-1.29%
Class R2	-38.58%	-0.20%	-1.66%
Class R3	-39.66%	-0.47%	-1.92%
Return After Taxes on Distributions(2)
Class A	-41.98%	-1.38%	-4.94%
Return After Taxes on Distributions and Sale of Fund Shares(2)
Class A	-27.29%	-1.17%	-2.78%
Russell 1000® Growth Index(3) (reflects no deductions for fees, expenses, or taxes)	-38.44%	-3.42%	-4.27%
S&P 500® Index(4) (reflects no deductions for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%

(1)	See above under “Past Performance of Large Cap Growth Fund” for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.
(2)	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares of the Fund. After-tax returns for Investor Class, Class B, C, I, R2 and R3 shares may vary.
(3)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the per formance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.
(4)	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

INFORMATION APPLICABLE TO ALL PROPOSALS:

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements

The terms and conditions of the Reorganizations under which the proposed transactions may be consummated are set forth in the Reorganization Agreements. The Reorganization Agreements are materially identical except for the names of the Funds. Significant provisions of the Reorganization Agreements are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreements, a form of which is attached as Exhibit A.

The Reorganization Agreements contemplate the transfer of all of the assets of the applicable Acquired Fund to, and the assumption of the liabilities of the applicable Acquired Fund by, the applicable Acquiring Fund, in exchange for shares of beneficial interest of the applicable Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest or common stock of the applicable Acquired Fund. The applicable Acquired Fund would then distribute to its shareholders the portion of the same class of shares of the applicable Acquiring Fund to which each such shareholder is entitled, with each shareholder receiving shares of the applicable Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the applicable Acquired Fund held by that shareholder as of the close of business on the Closing Date. Thereafter, the applicable Acquired Fund would be liquidated and dissolved.

The obligations of each Fund under the Reorganization Agreements are subject to various conditions, including approval of the Reorganizations by the shareholders of the Acquired Funds. The Reorganization Agreements also require that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by the Reorganization Agreement.

Dividend and capital gain distributions to Acquired Fund shareholders made prior to the Reorganizations may result in tax consequences for the Acquired Fund shareholders. It is currently anticipated that there will not be any capital gain distribution prior to the Reorganizations.

Until the Closing Date, shareholders of the Acquired Funds will continue to be able to redeem or exchange their Acquired Fund shares.

Redemption or exchange requests received after the Closing Date will be treated as requests received by the Acquiring Fund for the redemption or exchange of its shares.

The Reorganization Agreements may be terminated by the Board if circumstances should develop that, in the opinion of Board, make proceeding with the Agreements inadvisable for the Funds. Please refer to Exhibit A to review the terms and conditions of the Reorganization Agreements.

Accounting and Performance History

The MAP Fund will be the accounting survivor in the Mid Cap Core Reorganization. Furthermore, the combined MAP Fund will retain the performance history of the MAP Fund.

The Total Return Fund will be the accounting survivor in the Income Manager Reorganization. Furthermore, the combined Total Return Fund will retain the performance history of the Total Return Fund.

The Large Cap Growth Fund will be the accounting survivor in the Mid Cap Growth Reorganization. Furthermore, the combined Large Cap Growth Fund will retain the performance history of the Large Cap Growth Fund.

Reasons for the Reorganizations

New York Life Investments recommended the Reorganizations to the Board of the Funds because it believes that shareholders of the Acquired Funds would benefit over the longer term (1) from the potential for asset growth of the Acquiring Funds, (2) from the increased potential to achieve additional economies of scale for the benefit of shareholders over time with the combination of the assets of the Funds and (3) from an improved potential for greater investment returns based on the portfolio management expertise in the Acquiring Funds, specifically of Winslow Capital as the portfolio manager of the Large Cap Growth Fund, of Epoch as portfolio manager of the equity portion of the Total Return Fund, of MacKay Shields as portfolio manager of the fixed-income portion of the Total Return Fund, and of ICAP and Markston as portfolio managers of the MAP Fund.

More broadly, New York Life Investments also believes that the Reorganizations will further its objective to focus the MainStay Group of Funds’ product offerings in key asset categories and certain core investment strategies in an effort to offer fund products with strong investment performance over time that have a greater likelihood of attaining economies of scale for the benefit of shareholders. Additionally, New York Life Investments believes that initiatives involving several funds within the

MainStay Group of Funds including each Reorganization will reposition, rationalize and streamline the MainStay Group of Funds to reduce duplication among funds, strengthen the fund lineup overall, and offer funds with higher asset levels that may potentially benefit shareholders with economies of scale. Finally, with respect to each of the Acquired Funds, New York Life Investments has informed the Board that it likely would seek Board approval to modify or eliminate the current expense caps and waivers in place for the Fund if the proposed Reorganization is not approved by shareholders.

Board Considerations

At a meeting held on June 23, 2009, the Board unanimously voted that the Reorganizations would be in the best interests of the Acquired Funds and their shareholders, and that the interests of the Acquired Funds’ shareholders would not be diluted. In evaluating the Reorganizations, the Board, including all of the Directors/Trustees who are not “interested persons” of the Funds (as that term is defined in the 1940 Act), considered the recommendations of New York Life Investments to approve the Reorganizations and other factors, including the following:

With Respect to Each Reorganization

•	that shareholders of the participating Funds may benefit over time from the enhanced potential for greater economies of scale associated with increased assets, including the potential for decreased total annual fund operating expenses;
•	the fact that each Reorganization is part of a larger initiative to reposition, rationalize and streamline the MainStay Group of Funds, including the Funds, to reduce duplication among funds, in order to strengthen the fund lineup overall, and offer funds with higher asset levels to potentially benefit shareholders with economies of scale;
•	New York Life Investments’ objective to focus the MainStay Group of Funds’ product offerings in key asset categories and certain core investment strategies in an effort to offer fund products with strong investment performance over time that have a greater likelihood of attaining economies of scale for the benefit of shareholders;
•	that each Acquired Fund has benefited from historical expense caps and waivers approved by the Board, and New York Life Investments has advised the Board that if a Reorganization is not approved, New York Life Investments likely would seek Board approval to modify or eliminate the expense caps and waivers currently in place with respect to the applicable Acquired Fund (in this regard, the Board noted that New York Life Investments had initially proposed Board consideration of modifications to ease the expense caps and waivers in place with respect to each Acquired Fund in connection with the Board’s most recent annual review of each Fund’s investment advisory and subadvisory agreements, but had determined not to pursue these modifications in light of its proposal to reorganize each Acquired Fund);
•	that New York Life Investments intends the Reorganizations to qualify as tax-free reorganizations and completion of each Reorganization is conditioned upon receiving an opinion of counsel to that effect, therefore avoiding any federal tax consequences to the shareholders of the Acquired Funds; and
•	possible alternatives to the Reorganizations, which could include the possible liquidation of the respective Acquired Funds.

With respect to each Reorganization, the Board also acknowledged the future potential benefits to New York Life Investments, including that New York Life Investments’ costs to administer each of the Funds may be reduced if the Reorganizations are approved.

In addition to the factors listed above, the Board also considered specific factors with respect to each Reorganization.

Mid Cap Core Reorganization

With respect to the Mid Cap Core Reorganization, the Board also considered the following additional factors:

•	that the Mid Cap Core Fund historically has not been able to achieve sufficient assets to take full advantage of economies of scale and that New York Life Investments believes that the Mid Cap Core Reorganization offers the Mid Cap Core Fund a better opportunity to reach sustainable asset levels for the benefit of shareholders;
•	that the Mid Cap Core Fund’s investment objectives and strategies are compatible with those of the MAP Fund, including the fact that the two Funds have similar investment objectives, although the two Funds have different principal strategies, risks and investment restrictions and the MAP Fund has a secondary objective (to earn income) that the Mid Cap Core Fund does not;

•	that the Board expects current shareholders of the Mid Cap Core Fund to benefit from the relevant investment expertise of Markston and ICAP, the Subadvisors to the MAP Fund, as a result of the Reorganization;
•	that, while recognizing that past performance is not a guarantee of future results and considering the differences between the investment strategies, risks and restrictions of these two Funds noted above, the performance of the MAP Fund, as of April 30, 2009, gross of expenses, outperformed the Mid Cap Core Fund over the three-, five- and ten-year time periods, while underperforming the Mid Cap Core Fund over the previous one-year period;
•	that, generally, the MAP Fund has performed better relative to its Lipper(1) peers than the Mid Cap Core Fund has performed relative to its Lipper peers over the previous three-, five- and ten-year periods;
•	that the MAP Fund has a lower management fee than the Mid Cap Core Fund;
•	that, on a pro forma basis, assuming the Mid Cap Core Reorganization had occurred, the total annual fund operating expenses for the combined MAP Fund, on both a gross and net basis, are expected to be the same as or lower than all classes of the Mid Cap Core Fund;
•	that the majority of the investments of Mid Cap Core Fund shareholders are in Class A and I shares, which are expected to benefit from decreased expenses as a result of the Mid Cap Core Reorganization;
•	that the Mid Cap Core Fund will bear two-thirds of the direct expenses, including solicitation costs, relating to the Mid Cap Core Reorganization and that New York Life Investments will bear directly the remaining one-third of these costs (although it is likely that New York Life Investments also will indirectly bear some or all of the costs apportioned to the Mid Cap Core Fund pursuant to an expense limitation agreement in place with respect to this Fund); and

(1)	Lipper Inc. is an independent monitor of mutual fund performance. Results are based on average total returns of similar funds with all dividend and capital-gain distributions reinvested.

•	that the Mid Cap Core Fund will bear the costs associated with making its portfolio adjustments in anticipation of the Mid Cap Core Reorganization, including brokerage fees and expenses.

Income Manager Reorganization

With respect to the Income Manager Reorganization, the Board also considered the following factors:

•	that the asset base of the Income Manager Fund has been consistently declining over the previous two-year period ending May 2009, and that New York Life Investments believes that that the Income Manager Reorganization offers the Income Manager Fund a better opportunity to reach sustainable asset levels for the benefit of shareholders;
•	that New York Life Investments and the Board have appointed Epoch as Subadvisor to the equity portion of the Total Return Fund, effective June 29, 2009, and has named additional portfolio managers at MacKay Shields, the Total Return Fund’s co-Subadvisor, who are responsible for determining the allocation of the Fund’s assets among the equity and fixed income portions of the Total Return Fund, as well as the portfolio management of the fixed income portion of the Total Return Fund; and that the Board expects current shareholders of the Income Manager Fund to benefit from the relevant investment expertise of Epoch and MacKay Shields as a result of the Reorganization;
•	that, effective August 14, 2009, the principal investment process, principal risks, and primary benchmark index with respect to the equity portion of the Total Return Fund were modified;
•	that the Income Manager Fund and Total Return Fund have similar investment objectives, although the two Funds have different principal investment strategies and risks;
•	that, while recognizing that past performance is not a guarantee of future results, particularly in light of the facts that the Total Return Fund recently experienced the changes to its subadvisory arrangements and investment program discussed above, the performance of the Total Return Fund, as of April 30, 2009, gross of expenses, outperformed the Income Manager Fund over the previous one-, three- and five-year time periods, while underperforming the Income Manager Fund for the previous ten-year period;

•	that, while recognizing the recent changes to the Total Return Fund noted above, the Total Return Fund has performed better relative to its Lipper peers than the Income Manager Fund has performed relative to its Lipper peers over the previous one-, three- and five-year periods;
•	that the Total Return Fund has a lower management fee than the Income Manager Fund;
•	that, absent currently-effective expense limitation arrangements in place with respect to the Income Manager Fund, on a pro forma basis, assuming that the Income Manager Reorganization had occurred, the total annual fund operating expenses for the combined Total Return Fund are expected to be lower than current total annual fund operating expenses applicable to all share classes of the Income Manager Fund. The Board noted, however, that when applying the current expense limitations for the Income Manager Fund, the pro forma net total annual fund operating expenses for the combined Total Return Fund are expected to be higher than all classes of the Income Manager Fund;
•	that, because the total annual fund operating expenses of the Total Return Fund are expected to decrease as a result of the Income Manager Reorganization, among other factors, the Total Return Fund will bear two-thirds of the direct expenses, including solicitation costs, relating to the Income Manager Reorganization and New York Life Investments will bear directly the remaining one-third of these costs (although New York Life Investments has indirectly borne some of the costs apportioned to the Total Return Fund pursuant to a prior expense limitation agreement no longer in place with respect to this Fund); and
•	that the Income Manager Fund will bear the costs associated with making its portfolio adjustments in anticipation of the Income Manager Reorganization, including brokerage fees and expenses.

Mid Cap Growth Reorganization

With respect to the Mid Cap Growth Reorganization, the Board also considered the following factors:

•	that the Mid Cap Growth Fund historically has not been able to achieve sufficient assets to take full advantage of economies of scale and that New York Life Investments believes that the Mid Cap Growth Reorganization offers the Mid Cap Growth Fund a better opportunity to reach sustainable asset levels for the benefit of shareholders;
•	that the Mid Cap Growth Fund and the Large Cap Growth Fund have identical investment objectives and both focus on investments in “growth” companies, although the Large Cap Growth Fund invests primarily in the stocks of larger companies than the Mid Cap Growth Fund;
•	that the Board expects current shareholders of the Mid Cap Growth Fund to benefit from the investment expertise of Winslow Capital, the Subadvisor to the Large Cap Growth Fund, as a result of the Reorganization;
•	that, while recognizing that past performance is not a guarantee of future results, the performance of the Large Cap Growth Fund, as of April 30, 2009, gross of expenses, outperformed the Mid Cap Growth Fund over the previous one-, three- and five-year time periods;
•	that the Large Cap Growth Fund has performed better relative to its Lipper peers than the Mid Cap Growth Fund has performed relative to its Lipper peers over the previous one, three-, and five-year periods;
•	that the Large Cap Growth Fund has a lower management fee than the Mid Cap Growth Fund;
•	that, on a pro forma basis, assuming the Mid Cap Growth Reorganization had occurred, the total annual fund operating expenses for the combined Large Cap Growth Fund are expected to be lower than all classes of the Mid Cap Growth Fund on both a gross and net basis;
•	that to minimize any negative impact on the total annual operating expenses of the Large Cap Growth Fund caused by the Mid Cap Growth Reorganization, for a period of one year commencing on the Closing Date, New York Life Investments voluntarily has agreed to waive a portion of the Large Cap Growth Fund’s management fee or reimburse the expenses of the share classes of such Acquiring Fund such that no share class of the Large Cap Growth Fund will experience an increase in total ordinary operating expenses of more than 0.01% as a result of the Reorganizations as compared to the Large Cap Growth Fund’s total ordinary operating expenses determined as of September 30, 2009;
•	that the Mid Cap Growth Fund will bear two-thirds of the direct expenses, including solicitation costs, relating to the Mid Cap Growth Reorganization and New York Life Investments will bear directly the remaining one-third of these costs (although it is likely that New York Life Investments also will indirectly bear some or all of the costs apportioned to the Mid Cap Growth Fund pursuant to an expense limitation agreement in place with respect to this Fund); and
•	that the Mid Cap Growth Fund will bear the costs associated with making its portfolio adjustments in anticipation of the Mid Cap Growth Reorganization, including brokerage fees and expenses.

Based on the foregoing, the Board determined that the interests of the shareholders of each Acquired Fund and each Acquiring Fund will not be diluted as a result of the Reorganizations, and that the Reorganizations are in the best interests of the Funds.

Tax Considerations

The Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither the Acquired Funds nor their shareholders, nor the Acquiring Funds nor their shareholders, are expected to recognize any gain or loss for Federal income tax purposes from the Reorganizations.

As a condition to the closing of the Reorganizations, the Funds will receive an opinion from the law firm of Dechert LLP substantially to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

•	each Reorganization will constitute a tax-free reorganization under section 368(a) of the Code;
•	no gain or loss will be recognized by the Acquiring Funds upon their receipt of the assets of the Acquired Funds in exchange for shares of the Acquiring Funds;
•	no gain or loss will be recognized by the Acquired Funds upon transfer of its assets to the Acquiring Funds in exchange for shares of the Acquiring Funds or upon the distribution of shares of the Acquiring Funds to the shareholders of the Acquired Funds in exchange for their shares of the Acquired Funds;
•	no gain or loss will be recognized by shareholders of the Acquired Funds upon exchange of their shares of the Acquired Funds for shares of the Acquiring Funds;
•	the aggregate tax basis of shares of the Acquiring Funds received by each shareholder of the Acquired Funds pursuant to each Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Funds held by such shareholder immediately prior to the Reorganization;
•	the holding period of the Acquiring Funds’ shares received by each shareholder of the Acquired Funds will include the period during which Acquired Fund shares exchanged therefor were held by such shareholder, provided that such shares are held as capital assets on the date of the Reorganization;
•	the tax basis of the Acquired Funds’ assets acquired by the Acquiring Funds will be the same as the tax basis of such assets to the Acquired Funds immediately prior to the Reorganization; and
•	the holding period of the Acquired Funds’ assets in the hands of the Acquiring Funds will include the period during which those assets were held by the Acquired Funds.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganizations with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Shareholders should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because this discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

As of April 30, 2009, each of the Funds have accumulated net capital losses and unrealized net capital losses. In general, net capital losses can be utilized to offset capital gains in subsequent years subject to certain limitations in accordance with the Code and are referred to as capital loss carryforwards. Additionally, both the Acquired Funds and the Acquiring

Funds may have further limitations on the utilization of any of the Funds’ capital loss carryforward against any built-in unrealized capital appreciation at the time of the Reorganizations.

As of April 30, 2009, (a) Mid Cap Core Fund had approximately $20 million of capital loss carryforwards and approximately $18 million of realized and unrealized net capital losses; (b) Income Manager Fund had approximately $31 million of capital loss carryforwards and approximately $62 million of realized and unrealized net capital losses; and (c) Mid Cap Growth Fund had approximately $5 million of capital loss carryforwards and approximately $51 million of realized and unrealized net capital losses. As of April 30, 2009, (a) MAP Fund had approximately $105 million of capital loss carryforwards; (b) Total Return Fund had approximately $25 million of capital loss carryforwards, and (c) Large Cap Growth Fund had approximately $186 million of capital loss carryforwards.

Based on the information available on April 30, 2009, it is expected that there would be additional annual limitations on the use of each Acquired Funds’ capital loss carryforwards as a result of the Reorganizations and a portion of such loss carryforwards may expire before they are utilized. It should be noted, however, that after the Reorganizations, an Acquired Fund’s shareholders would also benefit from their share of capital loss carryforwards and realized and unrealized net capital losses of the Acquiring Fund. Immediately prior to the Reorganizations, the Acquired Funds, to the extent necessary, will pay any dividends out of net investment income or distributions of capital gains which, together with all previous distributions, is intended to have the effect of distributing to their shareholders all of their investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of their net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward). This distribution will be taxable to Acquired Fund shareholders that are subject to taxation. It is currently anticipated that there will not be a capital gain distribution prior to the Reorganizations.

Expenses of the Reorganizations

New York Life Investments has agreed to bear one-third of the direct expenses relating to each Reorganization, including solicitation costs. The remaining two-thirds of the direct expenses relating to the Reorganizations will be borne by (1) Mid Cap Core Fund with respect to the Mid Cap Core Reorganization, (2) Total Return Fund with respect to the Income Manager Reorganization, and (3) Mid Cap Growth Fund with respect to the Mid Cap Growth Reorganization. However, due to former or currently applicable expense limitation agreements in place with respect to several of the Funds, it is likely that New York Life Investments also will indirectly bear some or all of the costs. New York Life Investments estimates the total cost of the Mid Cap Core Reorganization to be between $120,000 and $145,000, the total cost of the Income Manager Reorganization to be between $125,000 and $150,000 and the total cost of the Mid Cap Growth Reorganization to be between $175,000 and $200,000. Each Acquired Fund will bear any costs associated with making its portfolio adjustments in anticipation of the Reorganizations, including brokerage fees and expenses.

The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, and expenses of holding one or more shareholder meetings. Costs associated with the portfolio adjustments that would occur between the time of shareholder approval of the Reorganizations and the Closing Date will be borne by the Acquired Funds. New York Life Investments estimates that the commission rate per share associated with purchases or sales of portfolio securities necessary to effect such portfolio adjustments will be approximately $0.02 in the case of each Acquired Fund and that, based on net asset levels as of April 30, 2009, these portfolio adjustment costs will be between 0.18% and 0.25% for the Mid Cap Core Fund, between 0.08% and 0.11% for the Income Manager Fund, and between 0.08% and 0.10% for the Mid Cap Growth Fund. Such costs may negatively affect performance.

Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

Material Differences in the Rights of Fund Shareholders

The Mid Cap Core Fund is a series of Eclipse Funds, a Massachusetts business trust governed by a Board of Trustees with eight members. The Income Manager Fund is a series of Eclipse Funds Inc., a Maryland corporation governed by a Board of Directors made up of the same individuals. The Mid Cap Growth Fund and the Acquiring Funds are each series of MainStay Trust, a Massachusetts business trust also governed by a Board of Trustees made up of the same individuals. The Income Manager Fund is governed by Articles of Incorporation and By-Laws, the Mid Cap Growth Fund and the Acquiring Funds are governed by the same Declaration of

Trust and By-Laws, and the and the Mid Cap Core Fund is governed by a separate Declaration of Trust and By-Laws.

As to the Mid Cap Core Reorganization, the chart at Exhibit D provides additional information with respect to the similarities and differences in the forms of organization of the Eclipse Trust and MainStay Trust. As to the Income Manager Reorganization, the chart at Exhibit D provides additional information with respect to the similarities and differences in the forms of organization of the Eclipse Funds Inc. and MainStay Trust. As to the Mid Cap Growth Reorganization, since the Funds are each governed by the same organizational documents, there are no material differences in the rights of Fund shareholders. Shareholders who wish to make a more thorough comparison should refer to, as applicable, the provisions of the Articles of Incorporation, Declarations of Trust and the respective By-Laws. Copies of these documents are available to shareholders without charge upon written request to the Funds.

INFORMATION ABOUT THE MANAGEMENT OF THE FUNDS

The Board

The Board of each Fund is made up of the same individuals. The Board oversees the actions of New York Life Investments and, if applicable, any subadvisors, and decides on general policies. The Board also oversees each Fund’s officers, who conduct and supervise the daily business of the Funds.

The Investment Advisor

New York Life Investments, 51 Madison Avenue, New York, New York 10010, is the investment manager of each Fund. New York Life Investments was formed as an independently managed, indirect, wholly-owned subsidiary of New York Life Insurance Company in April 2000. As of May 31, 2009, New York Life Investments, together with its investment management affiliates, managed approximately $234 billion in assets.

In conformity with the stated policies of the Funds and pursuant to management agreements with the Eclipse Trust (which relates to the Mid Cap Core Fund, among others), Eclipse Inc. (which relates to the Income Manager Fund, among others) and MainStay Trust (which relates to the Mid Cap Growth Fund and the Acquiring Funds, among others), New York Life Investments administers each Fund’s business affairs and manages the investment operations and composition of each Fund, subject to the supervision of the Board, pursuant to Investment Management Agreement that is substantially similar across the Funds except as discussed below with respect to certain fund accounting services provided to series of the MainStay Trust. New York Life Investments, with the approval of the Board and, where required, the shareholders of the applicable Fund, may recommend subadvisors to the Board based upon its continuing quantitative and qualitative evaluation of the subadvisor’s skill in managing assets using specific investment styles and strategies. New York Life Investments also coordinates the investment activities of the subadvisors to help ensure compliance with regulatory restrictions. New York Life Investments is also responsible for the day-to-day portfolio management of the fixed-income portion of the Income Manager Fund.

In addition, New York Life Investments provides administrative and legal services to each of the Funds. New York Life Investments provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial, legal, and accounting records required to be maintained by the Funds excluding those maintained by the Funds’ custodian and/or the Subadvisor(s), as applicable. New York Life Investments pays the salaries and expenses of all personnel affiliated with the Funds except for the members of the Board and all the operational expenses that are not the responsibility of the Funds. New York Life Investments also pays fees to Madison Square Investors in exchange for its services as Subadvisor to the Mid Cap Core Fund and the Income Manager Fund, Markston and ICAP for their services as Subadvisors to the MAP Fund, Epoch in exchange for its services as Subadvisor to the Total Return Fund, MacKay Shields in exchange for its services as Subadvisor to the Mid Cap Growth Fund and the Total Return Fund and to Winslow Capital in exchange for its services as Subadvisor to the Large Cap Growth Fund; these fees are not additional expenses of the Funds.

Effective August 1, 2008, the Amended and Restated Management Agreement applicable to the series of the MainStay Trust, including the Mid Cap Growth Fund and each of the Acquiring Funds, was amended to include certain fund accounting services provided by New York Life Investments and the related fees. Prior to that date, these fund accounting services and fees were governed by a separate Fund Accounting Agreement between MainStay Trust and New York Life Investments. The total fund operating expenses of the Mid Cap Growth Fund and the Acquiring Funds did not increase as a result of this change.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisors to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of a subadvisor to a Fund. Discussions regarding the basis for the Board’s approval of each of the Fund’s investment management contracts and subadvisory contracts, as applicable, are available in the Funds’ Annual Reports for the fiscal year ended October 31, 2008. Discussions regarding the basis for the Board’s approval of the subadvisory agreement with Madison Square Investors regarding the Mid Cap Core Fund and the equity portion of the Income Manager Fund is available in the Funds’ Semiannual Report for the period ended April 30, 2009.

The Manager and the Funds have obtained an exemptive order (the “Order”) from the SEC permitting the Manager, on behalf of a Fund and subject to the approval of the Board, including a majority of the Directors/Trustees who are not “interested persons” of the Fund (as that term is defined in the 1940 Act), to hire or terminate an unaffiliated subadvisor and to modify any existing or future subadvisory agreements with an unaffiliated subadvisor without shareholder approval. This authority is subject to certain conditions. Each Fund would notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. Shareholders of the Mid Cap Growth

Fund and the Acquiring Funds, but not the Mid Cap Core Fund or the Income Manager Fund, have approved the manager-of-managers arrangement.

Subadvisors

Madison Square Investors, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the Mid Cap Core Fund and the Income Manager Fund. The firm was established in 2009 as an independent investment advisor and previously operated as an investment division of New York Life Investments. Madison Square Investors is an indirect, wholly-owned subsidiary of New York Life. As of May 31, 2009, Madison Square Investors managed approximately $10.1 billion in assets.

Markston, 50 Main Street, White Plains, New York 10606, is a Subadvisor to the MAP Fund. The firm was established in 1981 as Markston Investment Management, and was reorganized in 1999. As of May 31, 2009, Markston managed approximately $785 million in assets.

ICAP, 225 West Wacker Driver, Suite 2400, Chicago, Illinois 60606, serves as a Subadvisor to the MAP Fund. ICAP has been in the investment management business since 1970. As of May 31, 2009, ICAP managed approximately $12.7 billion in assets for institutional and retail clients with a focus on domestic and foreign large cap value equity investments. ICAP is an indirect, wholly owned subsidiary of New York Life.

Epoch, 640 Fifth Avenue, New York, New York 10010, serves as co-Subadvisor to the Total Return Fund, responsible for the equity portion of the Fund. Epoch was incorporated in April 2004 and is a Delaware corporation as an independent investment advisory firm. As of June 30, 2009, Epoch managed approximately $7.9 billion in assets.

MacKay Shields, 9 West 57th Street, New York, New York 10019, serves as the co-Subadvisor to the Total Return Fund, responsible for the fixed-income portion of the Fund. The firm was incorporated in 1969 as an independent investment advisory firm and was privately held until 1984 when it became a wholly-owned subsidiary of New York Life. As of May 31, 2009, MacKay Shields managed approximately $37.7 billion in assets.

Winslow Capital, 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, is a Subadvisor to the Large Cap Growth Fund. Winslow Capital has been an investment advisor since 1992, and was privately held until December 2008 when it became a wholly-owned subsidiary of Nuveen Investments, Inc. As of May 31, 2009, Winslow Capital managed approximately $5.9 billion in assets.

Under the supervision of the Manager and pursuant to separate Subadvisory Agreements with New York Life Investments, the Subadvisors are responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; maintaining accurate records; and, if possible, negotiating favorable commissions and fees with brokers and brokerage firms for the Funds. New York Life Investments pays the fees of the Subadvisors, not the Funds. The Subadvisory Agreements can be terminated by New York Life Investments or by the Board upon 60 days’ notice, in which case the Subadvisors would no longer manage the applicable Fund or Funds.

For providing these services to the Mid Cap Core Fund, Madison Square Investors is paid an annual fee of 0.425% of the daily net assets of the Mid Cap Core Fund, and for providing these services to the Income Manager Fund, is paid an annual fee of 0.325% on assets for which it serves as Subadvisor up to $1 billion and 0.3125% on assets in excess of $1 billion, each with equal sharing in any waivers or reimbursements that the Manager may agree to with respect to the applicable Fund. For providing subadvisory services to the MAP Fund, ICAP and Markston are each paid 0.450% up to $250 million of the MAP Fund’s assets under management for which each serves as Subadvisor; 0.400% on assets from $250 million to $500 million; and 0.350% of assets in excess of $500 million, with ICAP sharing proportionally in any waivers or reimbursements that the Manager may agree to with respect to the MAP Fund.

For providing subadvisory services to the Total Return Fund, (1) MacKay Shields is paid an annual fee of 0.32% on assets for which it serves as Subadvisor up to $500 million and 0.30% on assets over $500 million, with proportional sharing in any waivers or reimbursements and (2) Epoch is paid an annual fee of 0.32% on assets for which it serves as Subadvisor up to $500 million; 0.30% on assets between $500 million and $1 billion; and 0.2875% on assets in excess of $1 billion. In a separate agreement between New York Life Investments and Epoch, Epoch will not share in any management fee modifications or new management fee breakpoints on the current management fee schedule for the Fund for the first 3 years in which Epoch is engaged as a Subadvisor to the Total Return Fund. After expiration of that three year period, Epoch has agreed to share equally in any modifications to the management fee or management fee breakpoints for the Fund that have been implemented after the date Epoch was first retained to manage the Fund.

For providing subadvisory services to the Large Cap Growth Fund, Winslow Capital is paid 0.400% of the average daily net asset value of all Subadvisor-serviced assets in all investment companies managed by the Manager, including the MainStay Large Cap Growth Fund, up to

$250 million; 0.350% of such assets from $250 million up to $500 million; 0.300% of such assets from $500 million to $750 million; 0.250% of such assets from $750 million up to $1 billion; and 0.200% of such assets in excess of $1 billion.

Advisory and Subadvisory Fees

The following table describes the annual advisory fees currently paid to New York Life Investments by the Funds and the annual subadvisory fees paid by New York Life Investments to the Subadvisors with respect to the Funds.

Fund	Investment Manager	Effective Fee Rate Paid to Investment Manager for the Period Ended October 31, 2008(1)	Current Subadvisor	Effective Fee Rate Received by Current Subadvisor for the Period Ended October 31, 2008
MAP Fund	New York Life Investments	0.73%*	Markston ICAP	0.40% 0.39%
Mid Cap Core Fund	New York Life Investments	0.41%*	Madison Square Investors	N/A(2)
Income Manager Fund	New York Life Investments	0.49%	Madison Square Investors(2)	N/A(2)
Total Return Fund	New York Life Investments	0.52%	MacKay Shields(3) Epoch(3)	0.26%(3) N/A(3)
Large Cap Growth Fund	New York Life Investments	0.64%*	Winslow Capital	0.25%
Mid Cap Growth Fund	New York Life Investments	0.68%*	None	N/A(4)

(1)	The effective fee rates take into account any fee waivers and expense limitations that may have been in effect during the period, if applicable. Please see the footnotes to the fee tables in the “Comparison of Fees and Expenses” section of this Proxy Statement/Prospectus for more information.
(2)	Prior to January 1, 2009, New York Life Investments managed the Mid Cap Core Fund and the Income Manager Fund directly without the use of a subadvisor.
(3)	Epoch became the co-Subadvisor of the Total Return Fund on June 29, 2009 and received no compensation from the Fund for the period shown. Prior to June 29, 2009, MacKay Shields served as the only subadvisor to the Total Return Fund. This fee reflects the amount paid to MacKay Shields in its capacity as subadvisor to all of the assets of the Total Return Fund.

(4)	MacKay Shields served as the subadvisor to the Mid Cap Growth Fund during the period ended October 31, 2008. The effective fee rate paid to MacKay Shields for the period ended October 31, 2008 was 0.32%.
*	Management fee reflects the inclusion of the fund accounting fee for the period commencing August 1, 2008.

In consideration for Epoch’s services described herein, New York Life Investments will also pay Epoch an additional quarterly service fee over the three-year period following the adoption of the Epoch Funds that, among other factors, is based upon a percentage of the total assets that are acquired as a result of the proposed Epoch Fund adoptions. There may also be additional payments made to Epoch should New York Life Investments and its affiliates fail to achieve certain sales targets over the three year period following the adoption of the Epoch Funds. In addition to establishing the subadvisory relationship between Epoch and New York Life Investments for the Total Return Fund and certain other Mainstay Funds advised by New York Life Investments, Epoch and New York Life Investments contemplate an ongoing relationship between the parties wherein, among other things, (i) New York Life Investments agrees to recommend to the Board of the MainStay Group of Funds that Epoch continue to serve as subadvisor for certain MainStay Funds and the Epoch Funds, subject to Board approval and other conditions, (ii) Epoch agrees not to provide subadvisory services to certain competing funds, (iii) New York Life Investments has a right of first refusal to offer certain new Epoch products, (iv) Epoch and an affiliate of New York Life Investments enter into a distribution relationship with respect to certain separately managed account and unified managed account products, and (v) Epoch agrees to maintain certain minimum additional capacity levels for new sales by New York Life Investments in the funds and other investment products subadvised by Epoch.

Portfolio Managers of the Acquiring Funds

The following section provides biographical information about the Acquiring Funds’ portfolio managers and certain other investment personnel. Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds each manages is available in the Acquiring Funds’ SAI, as supplemented.

Michael Mullarkey, Roger Lob, and Christopher Mullarkey of Markston, and Jerrold K. Senser, CFA and Thomas R. Wenzel, CFA, of ICAP are the Portfolio Managers of the MAP Fund

Mr. Michael Mullarkey has an MBA from Harvard Business School, is Managing Member of Markston International and has been a portfolio manager of the MAP Fund, or its predecessors, since 1981.

Mr. Lob has an MBA from Columbia Business School, is a Member of Markston International and has been a portfolio manager for the MAP Fund, or its predecessors, since 1987.

Mr. Christopher Mullarkey has an MBA from Stern School of Business at New York University, is a Member of Markston International, has over fourteen years of experience in the investment business and has been a portfolio manager for the MAP Fund since 2002.

Mr. Senser serves as Chief Executive Officer and Chief Investment Officer of ICAP. As CEO and CIO, Mr. Senser heads the investment committee and is the lead portfolio manager for all of ICAP’s investment strategies. Mr. Senser has been with the firm since 1986 and has been a portfolio manager of the MAP Fund since 2006 and the MainStay Value Fund since June 2009. Mr. Senser graduated with a BA in economics from the University of Michigan, and an MBA from the University of Chicago. He is a CFA charterholder. Prior to joining ICAP, Mr. Senser spent seven years at Stein Roe & Farnham as an associate involved in economic and fixed-income analysis. He began his career at Data Resources, Inc., an economic consulting firm.

Mr. Wenzel has managed the MAP Fund since 2007 and the MainStay Value Fund since June 2009. He is Executive Vice President and Director of Research for ICAP and is a senior member of ICAP’s investment committee. Mr. Wenzel serves as a lead portfolio manager for all of ICAP’s investment strategies. As a 7-year veteran of the firm, Mr. Wenzel also leads the firm’s investment research with particular emphasis on the financial sector. At the University of Wisconsin-Madison, he participated in the applied security analysis and investment management program and earned a BA in economics and an MBA. He is a CFA charterholder. Before joining ICAP in 1992, he served as a senior equity analyst at Brinson Partners for six years.

William W. Priest, CFA, Eric Sappenfield and Michael A. Welhoelter, CFA of Epoch, and Gary Goodenough, Michael Kimble, CFA, James Ramsay, CFA and Dan Roberts, PhD of MacKay Shields are the Portfolio Managers of the Total Return Fund

Mr. Priest has managed the equity portion of the MainStay Total Return Fund since June 2009. Before founding Epoch Investment Partners in 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC from 2001 to 2004. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (“CSAM”) from 1997 to 2001, Chairman and Chief Executive Officer of Credit Suisse Asset Management Americas from 1990 to 2001 and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Mr. Priest developed the firm into a well-recognized investment manager with over $100 billion under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania’s Wharton Graduate School of Business. Mr. Priest is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

Mr. Sappenfield has managed the equity portion of the MainStay Total Return Fund since June 2009. Prior to joining Epoch in 2006, Mr. Sappenfield was a research analyst at Spear Leeds & Kellogg from 2004 to 2006 where he was responsible for credit/risk assessment. Previously, he was a senior analyst at Steinberg Priest & Sloane from 2002 to 2004 focusing on high yield bonds and equities of leveraged companies. Additional experience in his 21 year plus career includes senior analytical roles at The Carlyle Group, Travelers, and Jeffries and Co. Mr. Sappenfield holds a BA degree from Stanford University and an MBA from the University of California, Los Angeles.

Mr. Welhoelter has managed the equity portion of the MainStay Total Return Fund since June 2009. Mr. Welhoelter joined Epoch in 2005. Prior to joining Epoch, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. from 2001 to 2005. In this role, he managed over $5 billion of mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management Group (CSAM) from 1997 to 2001, where he was a portfolio manager in the Structured Equity Group, overseeing long/short market neutral and large cap core products. Prior to joining CSAM, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management from 1986 to 1997. Mr. Welhoelter holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts, and is a CFA charterholder.

Mr. Goodenough became a portfolio manager of the Total Return Fund in 2000. Mr. Goodenough joined MacKay Shields as a Managing Director and Co-head of Fixed Income in 2000, and became a Senior Managing Director in 2004. Prior to joining MacKay Shields, Mr. Goodenough was a Senior Portfolio Manager at Loomis Sayles Co. from December 1993 to May 2000. Prior to this, he was a Managing Director at Bear Stearns Company and was a Managing Director of High Yield Bonds and a Managing Director of Global Bonds at Salomon Brothers.

Mr. Kimble has managed the fixed income investments of the MainStay Total Return Fund since June 2009. He joined MacKay Shields in October 2004 as Director and Co-Head of High Yield portfolio management when MacKay Shields acquired the fixed income active core division of Pareto Partners. Previously the Co-Head of Pareto Partners’ High Yield Investments, Mr. Kimble began his investment career with positions at Citicorp and E.F. Hutton as a fixed income credit analyst. In 1988, Mr. Kimble moved to Home Insurance Company as a High Yield Bond Analyst and Portfolio Manager. Shortly thereafter, Mr. Kimble joined the UBS team in the same capacity. While at UBS, Mr. Kimble was Co-Chairman of the Credit Committee. He received a BA from Columbia University, an MBA from New York University and a JD from Fordham School of Law. With fixed income experience since 1984, Mr. Kimble is a member of the Capital Markets Credit Analyst Society, the New York Society of Security Analysts and the New York and Louisiana State Bar Associations.

Mr. Ramsay became a portfolio manager of the Total Return Fund when he joined MacKay Shields in September 2008 as a Senior Managing Director and the Chief Fixed Income Strategist. He previously was Senior Managing Director and Chief Investment Officer of the US Fixed Income division of Robeco Investment Management, a Senior Vice President at PIMCO, a Senior Managing Director and Executive Vice President in the domestic Fixed Income division of AIG/Sun America and Senior Vice President managing the Investment Division of UNUM Provident Corporation. Mr. Ramsay is a graduate of the University of Arkansas with a BSBA in Finance and Banking and is a CFA charterholder.

Mr. Roberts has managed the fixed income investments of the MainStay Total Return Fund since June 2009. Mr. Roberts joined MacKay Shields in October 2004 when the firm acquired the fixed income division of Pareto Partners. Mr. Roberts was Chief Investment Officer and an equity shareholder at Pareto Partners. Mr. Roberts assembled the US fixed income team while serving 10 years at UBS Asset Management, most recently as Managing Director and head of the fixed income group. Prior to its acquisition by UBS, he was a Financial Economist for Chase Manhattan Bank, NA and later was head of Global Interest Rate and Currency Swaps Trading. In 1997, Mr. Roberts’ fixed income group was lifted out of UBS by Forstmann-Leff International and was subsequently purchased by Pareto Partners. His regulatory and government experience includes two years at the U.S. Securities and Exchange Commission, serv ing at The White House with the President’s Council of Economic Advisors and as Executive Director (Chief of Staff) of the U.S. Congress Joint Economic Committee. Mr. Roberts holds a BBA and a Ph.D. from University of Iowa.

Clark J. Winslow, Justin H. Kelly, CFA and R. Bart Wear, CFA are the Portfolio Managers of the Large Cap Growth Fund

Mr. Winslow has managed the Large Cap Growth Fund since its inception in 1995. Mr. Winslow has served as the Chief Executive Officer, Chief Investment Officer and a portfolio manager of Winslow Capital since 1992. Mr. Winslow has 43 years of investment experience and has managed portfolios since 1975. He began his career as an institutional research analyst in 1966. Mr. Winslow has a B.A. from Yale University and an M.B.A. from the Harvard Business School.

Mr. Kelly is a Senior Managing Director and portfolio manager of Winslow Capital with responsibility for large cap growth stocks. Mr. Kelly has managed the Large Cap Growth Fund since 1999. Previously, Mr. Kelly was a Vice President and co-head of the Technology Team at Investment Advisers, Inc. in Minneapolis from 1997-1999. For the prior four years, he was an investment banker in New York City for Prudential Securities and then Salomon Brothers. Mr. Kelly received a B.S. degree Summa Cum Laude in 1993 from Babson College where he majored in Finance/Investments. He is also a Chartered Financial Analyst.

Mr. Wear is a Senior Managing Director and portfolio manager of Winslow Capital and has been with the firm since 1997. Mr. Wear has managed the Large Cap Growth Fund since 1997. He previously was a partner and equity manager at Baird Capital Management in Milwaukee, Wisconsin. Prior to that, he was the lead equity manager and analyst of the mid-to-large capitalization growth product at Firstar Investment Research and Management Company, where he was responsible for management of over $2 billion in separately managed institutional accounts, mutual funds and commingled trust funds. Mr. Wear graduated with honors from Arizona State University in 1982 where he majored in finance. He is also a Chartered Financial Analyst.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Information about each Fund’s principal investments, investment practices and principal risks appears at the beginning of this Proxy Statement/Prospectus. The information below further describes the investment practices and risks pertinent to the Funds. Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the Statement of Additional Information of the respective Funds.

American Depositary Receipts

The Funds may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Securities

Certain Funds may invest in derivative securities, or “derivatives.” The value of derivative securities is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices and include options, futures, options on futures and swap agreements. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivative securities may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the subadvisor is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss. When using derivatives, there is a risk that a Fund will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In particular, credit default swaps can result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default is based. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. In the event of the bankruptcy or insolvency of a counterparty, the Fund could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Fund may also incur fees and expenses in enforcing its rights. In addition, the leverage associated with inverse floaters, a type of derivative, may result in greater volatility in their market value than other income producing securities.

As investment companies registered with the SEC, the Funds must “cover” open positions with respect to certain kinds of derivatives instruments.

Floating Rate Loans

Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans and debt securities (those of less than investment grade quality), including floating rate loans and debt securities, involve greater risk of default on interest and principal payments than higher quality loans and securities. In the event that a nonpayment occurs, the value of that obligation likely will decline. In turn, the net asset value of a Fund’s shares also will decline. Generally, the lower the rating category, the more risky the investment.

Debt securities rated BBB- and below by S&P or Baa3 and below by Moody’s are considered to have speculative characteristics and are commonly referred to as “junk bonds.” Junk bonds entail default and other risks greater than those associated with higher-rated securities. Although the floating rate loans in which a Fund generally invests are speculative, they are subject to less credit risk than junk bonds, as they have features that junk bonds generally do not have. They are senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans historically have a lower default rate and a reduced interest rate risk in comparison to junk bonds. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Fund will typically purchase loans via assignment, which makes the Fund a direct lender. However, a Fund may also invest in floating rate loans by purchasing a participation interest. See “Loan Participation Interests.”

A Fund also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Fund might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded in markets outside the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems.

Many of the foreign securities in which the Funds invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds’ assets. However, a Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See “Risk Management Techniques” below.

High-Yield Debt Securities

High-yield debt securities (sometimes called “junk bonds”) are rated lower than Baa3 by Moody’s or BBB- by S&P or, if not rated, are determined to be of equivalent quality by the Manager or subadvisor and are sometimes considered speculative.

Investments in high-yield bonds or “junk bonds” involve special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Illiquid and Restricted Securities

A Fund’s investments may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell. Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws. Illiquid securities are securities that have no ready market.

Initial Public Offerings

Certain Funds may invest in securities that are made available in initial public offerings (“IPOs”). IPO securities may be volatile, and the Funds cannot predict whether investments in IPOs will be successful. As a Fund grows in size, the positive effect of IPO investments on the Fund may decrease.

Investment Policies and Objectives

For some of the Funds, the discussion of Principal Investment Strategies states that the relevant Fund normally invests at least 80% of its assets in a particular type of investment. For these purposes “assets” means the Fund’s net assets plus any borrowings for investment purposes. Under normal circumstances, the 80% requirement must be complied with at the time of purchase when the Fund invests its assets. A Fund that, under normal circumstances, no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, would not have to sell its holdings but would have to make any new investments in such a way as to bring the portfolio more into compliance with the 80% requirement. Where other than normal circumstances exist, a Fund would not be subject to such constraints on new investments.

When the discussion states that a Fund invests primarily in a certain type or style of investment, this means that under normal circumstances the Fund will invest at least 65% of its assets, as described above, in that type or style of investment. Unless otherwise stated, each Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Investments in Technology Sector

Certain Funds intend to invest in competitive sectors of the economy, such as the technology sector. When investing in such sectors, the Funds may invest in companies that are exposed to the risk of increased competition and rapidly changing technology, which can result in the obsolescence of a product or technology.

Lending of Portfolio Securities

Certain of the Funds may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisors, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Fund may purchase. A Participation in a novation of a corporate loan involves a Fund assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Fund may purchase a Participation in an assignment of all or a portion of a lender’s interest in a corporate loan, in which case a Fund may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender’s rights in the underlying corporate loan. Third, a Fund may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Fund must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Fund must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Fund and the co-lender.

Mortgage-Related and Asset-Backed Securities

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose value is based on underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. The Manager’s or Subadvisors’ ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for a Fund to lose money.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to their trading strategies, certain Funds may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in the Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. A Fund with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you’ll pay taxes, even if you don’t sell any shares by year-end).

Real Estate Investment Trusts (“REITs”)

The Funds may invest in REITs. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Risk Management Techniques

Various techniques can be used to increase or decrease a Fund’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Fund’s portfolio of investments. For example, to gain exposure to a particular market, a Fund may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as “hedging.” If the Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Swap Agreements

Certain Funds may enter into interest rate, credit default, index, equity, and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. For additional information on swaps, see “Derivative Securities” above.

Whether a Fund’s use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in interest rates, indices and currency exchange rates. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. There is a risk that the other party could go bankrupt and the Fund would lose the value of the security it should have received in the swap. See the “Tax Information” section in the Funds’ SAI for information regarding the tax considerations relating to swap agreements.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, each Fund may invest outside the scope of its principal investment strategies. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such circumstances, a Fund may invest without limit in money market securities and other investments.

To Be Announced (“TBA”) Securities

The Funds may also invest in to be announced (“TBA”) securities. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. There is a risk that the security could be worth less when it is issued than the price the Fund agreed to pay when it made the commitment. Similarly, a Fund may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

SHAREHOLDER GUIDE

The following pages are intended to help you understand the costs associated with buying, holding and selling shares of the applicable Acquiring Fund. Except as discussed above under “Comparison of Fees and Expenses,” the costs of the Acquired Funds do not differ materially from those of the Acquiring Funds. Please note that shares of the Acquiring Funds may not be currently available for purchase by foreign investors. Within the “Shareholder Guide,” the Acquiring Funds are referred to as the “Fund” or “Funds.”

Before You Invest:

Deciding Which Class of Shares to Buy

This Proxy Statement/Prospectus offers Investor Class, and Class A, B, C, I, R2 and R3 shares of the Funds, as applicable. The MAP Fund and the Large Cap Growth Fund also offer Class R1 shares, but Class R1 shares are not offered in this Proxy Statement/Prospectus. Each share class of a Fund represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon how you wish to purchase shares of a Fund, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Important factors to consider include:

•	how much you plan to invest;
•	how long you plan to hold your shares;
•	total expenses associated with each class of shares; and
•	whether you qualify for any reduction or waiver of sales charge.

As with any business, running a mutual fund involves costs. There are regular Fund operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees. These Fund-wide operating costs are typically paid from the assets of a Fund, and thus, all investors in the Fund indirectly share the costs. These expenses for a Fund are presented earlier in this Proxy Statement/Prospectus under the heading, “Comparison of Fees and Expenses.” As the fee tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, the costs may be allocated differently among the share classes. Most significant among the class-specific costs are:

•	Distribution and/or Service (12b-1) Fee — named after the SEC rule that permits their payment, “12b-1 fees” are paid by a class of shares to the Funds’ distributor, NYLIFE Distributors LLC (“Distributor”), for distribution and/or shareholder services such as marketing and selling Fund shares, compensating brokers and others who sell Fund shares, advertising, printing and mailing of prospectuses, responding to shareholder inquiries, etc.
•	Shareholder Service Fee — this fee covers certain services provided to retirement plans investing in Class R2 and Class R3 shares that are not included under a Fund’s 12b-1 plan, such as certain account establishment and maintenance, order processing, and communication services.

An important point to keep in mind about 12b-1 fees and shareholder service fees is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See “Information on Fees” in this section for more information about these fees.

In addition to regular Fund operating costs, there are costs associated with an individual investor’s transactions and account, such as the compensation paid to your financial advisor for helping you with your investment decisions or redemption fees imposed to discourage short-term trading. The Funds typically cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. These charges and fees for each Fund are presented earlier in the Proxy Statement/Prospectus under the heading, “Comparison of Fees and Expenses.” Such charges and fees include:

•	Initial Sales Charge — also known as a “front-end sales load,” refers to a charge that is deducted from your initial investment in Investor Class and Class A shares and is used to compensate the Distributor and/or your financial advisor for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the amount available to purchase Fund shares.
•	Contingent Deferred Sales Charge — also known as a “CDSC” or “back-end sales load,” refers to a sales load that is deducted from the proceeds when you redeem Fund shares (that is, sell shares back to the Fund). The amount of the CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial advisor a commission up-front. In part to compensate the Distributor for this expense over time, you will pay a higher ongoing 12b-1 fee. Over time, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail in this Shareholder Guide. The following table gives you a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

	Investor Class	Class A	Class B	Class C	Class I	Class R2	Class R3
Initial sales charge	Yes	Yes	None	None	None	None	None
Contingent deferred sales charge
	None(1)	None(1)	Sliding scale during the first six years after purchase	1% on sale of shares held for one year or less	None	None	None
Ongoing service and/or distribution fee (Rule 12b-1 fee
	0.25%	0.25%	0.75% distribution and 0.25% service (1.00% total)	0.75% distribution and 0.25% service (1.00% total)	None	0.25%	0.25 distribution and 0.25% service (0.50% total)
Shareholder service fee	None	None	None	None	None	0.10%	0.10%
Redemption fee	None	None	None	None	None	None	None
Conversion feature	Yes(2)	Yes(2)	Yes(2)	None	Yes(2)	Yes(2)	Yes(2)
Purchase maximums(3)	None	None	$100,000	$1,000,000	None	None	None

(1)	Except on certain redemptions made without an initial sales charge.
(2)	See the sections in this Proxy Statement/Prospectus discussing Share Class Considerations and the section entitled “Buying, Selling, Converting and Exchanging Fund Shares — Conversions Between Share Classes” for more information on the voluntary and/or automatic conversions that apply to each share class.
(3)	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Distributor may pay a commission to dealers on these purchases from its own resources. See “Reduced Sales Charges on Investor Class and Class A Shares — Contingent Deferred Sales Charge: Investor Class and Class A Shares” below.

The following discussion is not intended to be investment advice or a recommendation because each investor’s financial situation and considerations are different. Additionally, certain Funds have sales charge and expense structures that may alter your analysis as to which share class is most appropriate for your needs. This analysis can best be made by discussing your situation and the factors mentioned above with your financial advisor. Generally, however, Investor Class shares or Class A shares are more economical if you intend to invest larger amounts and hold your shares long-term (more than 6 years). Class B shares may be more economical if you intend to invest lesser amounts and hold your shares long-term. Class C shares may be more economical if you intend to hold your shares for a shorter term (6 years or less). Class I shares are the most economical, regardless of amount invested or intended holding period, but are offered only to certain institutional investors or through certain financial intermediary accounts. Class R2 and R3 shares are available only to certain employer-sponsored retirement plans.

Investor Class Share Considerations

•	Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined on a quarterly basis. If at that time the value of your Investor Class shares in the Fund equals or exceeds $25,000, whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of the Fund will be automatically converted into Class A shares. Please note that, in most cases, you may not aggregate your holdings of Investor Class shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) in order to qualify for this conversion feature. To discuss ways to qualify for this automatic conversion, please contact your investment advisor/plan administrator or the MainStay Funds by calling toll-free 800-MAINSTAY (624-6782).

Please also note that if your account balance falls below $25,000 ($15,000 for investors that meet certain asset thresholds), whether by shareholder action or change in market value, after conversion to Class A shares or you otherwise no longer qualify to hold Class A shares, your account may be converted automatically to Investor Class shares. Please see “Class A Share Considerations” for more details.

•	The conversion is based on the relevant net asset values (“NAVs”) of the two classes at the time of the conversion and no sales load or other charge is imposed. The Funds expect all share conversions to be made on a tax-free basis. The Funds reserve the right to modify or eliminate the share class conversion feature.
•	When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see “Information on Sales Charges”). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares”).
•	Since some of your investment goes to pay an up-front sales charge when you purchase Investor Class shares, you will purchase fewer shares than you would with the same investment in other share classes. Nevertheless, you’re usually better off purchasing Investor Class shares rather than Class B or Class C shares and paying an up-front sales charge if you:
•	plan to own the shares for an extended period of time, since the higher ongoing service and/or distribution (12b-1) fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge; or
•	qualify for a reduced or waived sales charge.

Class A Share Considerations

•	Generally, Class A shares have a minimum initial investment amount of $25,000. Class A share balances are examined on a semi-annual basis. If at that time the value of your Class A shares in any one Fund is less than $25,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program, and $15,000 in the case of investors with $100,000 or more invested in any of the MainStay Funds combined, regardless of share class), whether by shareholder action or change in market value, or if you are otherwise no longer eligible to hold Class A shares, your Class A shares of the Fund will be converted automatically into Investor Class shares. Please note that you may not aggregate holdings of Class A shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) in order to avoid this conversion feature.

Please note that if you qualify for the $15,000 minimum initial investment, you must maintain aggregate investments of $100,000 or more in the MainStay Funds, regardless of share class, and an account balance at or above $15,000 per MainStay Fund to avoid having your account automatically convert into Investor Class shares.

•	The conversion is based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.
•	When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see “Information on Sales Charges”). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares”).
•	Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you will purchase fewer shares than you would with the same investment in other share classes. Nevertheless, you’re usually better off purchasing Class A shares rather than Class B or Class C shares and paying an up-front sales charge if you:
•	plan to own the shares for an extended period of time, since the higher ongoing service and/or distribution (12b-1) fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge; or
•	qualify for a reduced or waived sales charge.

Class B Share Considerations

•	You pay no initial sales charge on an investment in Class B shares. However, you pay higher ongoing service and/or distribution fees. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.
•	Due to the availability of sales charge discounts for Investor Class and Class A shares, and the higher ongoing fees for Class B shares, Investor Class and Class A shares may be more economical than Class B shares if you, your spouse, and/or your children under the age of 21 intend to invest more than $50,000.
•	The more economical share class will depend on a variety of factors, including:
•	your personal situation (e.g., total amount available to invest, anticipated holding period for the shares to be purchased); and
•	external factors such as the type of fund(s) purchased (index fund, actively managed fixed income fund or actively managed equity fund), fund expenses and the actual performance of the fund(s) purchased.
•	You should consult with your financial advisor to assess your intended purchase in light of your particular circumstances.
•	The Funds will generally not accept a purchase order for Class B shares in the amount of $100,000 or more.
•	In most circumstances, you will pay a CDSC if you sell Class B shares within six years of buying them (see “Information on Sales Charges”). There are exceptions, which are described in the Funds’ SAI.
•	Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.
•	If you intend to hold your shares less than six years, Class C shares will generally be more economical than Class B shares of most Funds.
•	When you sell Class B shares, to minimize your sales charges, the Fund first redeems the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•	Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter eight years after the date they were purchased. This reduces distribution and/or service fees from 1.00% to 0.25% of average daily net assets.
•	The conversion is based on the relevant NAV of the two classes, and no sales load or other charge is imposed. The Funds expect all share conversions to be made on a tax-free basis. The Funds reserve the right to modify or eliminate this share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

Class C Share Considerations

•	You pay no initial sales charge on an investment in Class C shares. However, you will pay higher ongoing service and/or distribution fees over the life of your investment.
•	In most circumstances, you will pay a 1% CDSC if you redeem shares held for one year or less.
•	When you sell Class C shares, to minimize your sales charges, the Fund first redeems the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.
•	Unlike Class B shares, Class C shares do not convert to Investor Class or Class A shares. As a result, long-term Class C shareholders pay higher ongoing service and/or distribution fees over the life of their investment.
•	The Funds will generally not accept a purchase order for Class C shares in the amount of $1,000,000 or more.

Class I Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class I shares.
•	You do not pay any ongoing service or distribution fees.

•	You may buy Class I shares if you are an:
•	Institutional Investor
•	certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through New York Life Retirement Plan Services or the Distributor;
•	certain financial institutions, endowments, foundations or corporations with a service arrangement through the Distributor or its affiliates; or
•	purchases through a program sponsored by a financial intermediary firm (such as a broker-dealer, investment advisor or financial institution) with a contractual arrangement with the Distributor.
•	Individual Investor — who is initially investing at least $5 million in any single MainStay Fund.
•	Existing Class I Shareholder

Class R2 and R3 Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class R2 or Class R3 shares.
•	You pay ongoing shareholder service fees for Class R2 and Class R3 shares. You also pay ongoing service and/or distribution fees for Class R2 and Class R3 shares.
•	Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with New York Life Retirement Plan Services or NYLIFE Distributors LLC, including:
•	Section 401(a) and 457 plans;
•	Certain Section 403(b)(7) plans;
•	401(k), profit sharing, money purchase pension and defined benefit plans; and
•	Non-qualified deferred compensation plans.

Investment Minimums and Eligibility Requirements

The following minimums apply if you are investing in the Funds. A minimum initial investment amount may be waived for purchases by the Funds’ Board Members and directors and employees of New York Life and its affiliates and subsidiaries. The Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion. Please see the Funds’ SAI for additional information.

Investor Class Shares

The following minimums apply if you are investing in Investor Class shares of the Funds:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Fund, or
•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases OR no initial minimum and $100 minimum for subsequent monthly purchases.

Additionally, certain types of retirement plan accounts, including SIMPLE IRA Plan accounts and health savings accounts, may only be eligible to hold Investor Class shares. Please contact your investment advisor/plan administrator or the MainStay Funds by calling toll-free 800-MAINSTAY (624-6782) for more information.

Please note that your Investor Class shares may be converted into Class A shares automatically. See “Investor Class Share Considerations” for more details.

Class A Shares

The following minimums apply if you are investing in Class A shares of the Funds:

•	$25,000 minimum initial investment with no minimum subsequent purchase amount requirement for any single MainStay Fund; or
•	$15,000 minimum initial investment with no minimum subsequent purchase amount for investors that, in the aggregate, have assets of $100,000 or more invested in any share class of any of the MainStay Funds. To qualify for this investment minimum, all aggregated accounts must be tax reportable under the same tax identification number. You may not aggregate your holdings with the holdings of any other person or entity to qualify for this investment minimum. Please note that accounts held through broker/dealers or other types of institutions may not be aggregated to qualify for this investment minimum. We will only aggregate those accounts held directly with the MainStay Funds. Please contact your investment advisor or the MainStay Funds by calling 800-MAINSTAY (624-6782) for more information.

Additionally, please note that if you qualify for this exception, you must also maintain the aggregate assets of $100,000 or more invested in any share classes of any of the MainStay Funds and an account balance at or above $15,000 per MainStay Fund to avoid having your account automatically convert into Investor Class shares.

Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation’s Fund/SERV network (Levels 1-3 only); certain retirement plan accounts, including investment-only plan accounts; the Funds’ Board Members; directors and employees of New York Life and its affiliates; and subsidiaries and employees of the Funds’ Subadvisors are not subject to the minimum investment requirement for Class A shares. Please contact your investment advisor/plan administrator or the Funds by calling toll-free 800-MAINSTAY (624-6782) for more information.

Please note that your Class A shares may be converted into Investor Class shares automatically. Please see “Class A Share Considerations” for more details.

Class B and Class C Shares

The following minimums apply if you are investing in Class B or C shares of the Funds:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Fund, or
•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases OR no initial minimum and $100 minimum for subsequent monthly purchases.

Class I Shares

The following minimums apply if you are investing in Class I shares of the Funds:

•	Individual Investors — $5 million minimum for initial purchases of any single MainStay Fund and no minimum subsequent purchase amount, and
•	Institutional Investors — no minimum initial or subsequent purchase amounts.

Class R2 and R3 Shares

If you are eligible to invest in Class R2 or R3 shares of the Funds there are no minimum initial or subsequent purchase amounts.

Information on Sales Charges

Investor Class Shares and Class A Shares

The initial sales charge you pay when you buy Investor Class shares or Class A shares differs depending upon the Fund you choose and the amount you invest, as indicated in the following tables. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under “Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares.” Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or allocated to your dealer/financial advisor as a concession.

	Sales Charges(1) as a Percentage of		Typical Dealer Concession as a % of Offering Price
Purchase Amount	Offering Price	Net Investment
Less than $50,000	5.50%	5.82%	4.75%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more(2)	None	None	None

(1)	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
(2)	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Distributor may pay a commission to dealers on these purchases from its own resources. See “Reduced Sales Charges on Investor Class and Class A Shares — Contingent Deferred Sales Charge: Investor Class and Class A Shares” below.

Class B Shares

Class B shares are sold without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described in the Funds’ SAI. Additionally, Class B shares have higher ongoing service and/or distribution fees and, over time, these fees may cost you more than paying an initial sales charge. The Class B share CDSC and the higher ongoing service and/or distribution fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

For Shares Sold in the:	Contingent Deferred Sales Charge (CDSC) as a % of Amount Redeemed Subject to Charge
First Year	5.00%
Second Year	4.00%
Third Year	3.00%
Fourth Year	2.00%
Fifth Year	2.00%
Sixth Year	1.00%
Thereafter	None

There are exceptions, which are described in the Funds’ SAI.

Class C Shares

Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described in the Funds’ SAI. Additionally, Class C shares have higher ongoing service and/or distribution fees, and, over time these fees may cost you more than paying an initial sales charge. The Class C share CDSC and the higher ongoing service and/or distribution fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares.

Computing Contingent Deferred Sales Charge on Class B and Class C

A CDSC may be imposed on redemptions of Class B and Class C shares of a Fund, at the rate previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder’s Class B or Class C account in the Fund to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares in the Fund during the preceding six years or Class C shares in the Fund for the preceding year.

However, no such charge will be imposed to the extent that the NAV of the Class B or Class C shares redeemed does not exceed:

•	the current aggregate NAV of Class B or Class C shares of the Fund purchased more than six years prior to the redemption for Class B shares or more than one year prior to the redemption for Class C shares; plus
•	the current aggregate NAV of Class B or Class C shares of the Fund purchased through reinvestment of dividends or distributions; plus

•	increases in the NAV of the investor’s Class B shares of the Fund above the total amount of payments for the purchase of Class B shares of the Fund made during the preceding six years for Class B shares or one year for Class C shares.

There are exceptions, which are described in the Funds’ SAI.

Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares

Reducing the Initial Sales Charge on Investor Class Shares and Class A Shares

You may be eligible to buy Investor Class and Class A shares of the Funds at one of the reduced sales charge rates shown in the table above through a Right of Accumulation or a Letter of Intent, as described below. You may also be eligible for a waiver of the initial sales charge as set forth below. Each Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class or Class A shares.

•	Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge as shown in the table above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class B, or Class C shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Money Market Fund (which is offered in a separate prospectus), investments in Class I shares or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Investor Class or Class A shares (if eligible) and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information, see “Purchase, Redemption, Exchanges and Repurchase — Reduced Sales Charges” in the Funds’ SAI.

•	Letter of Intent

Where the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement to the Distributor of your intention to purchase Investor Class or Class A shares of one or more MainStay Funds (excluding investments of previously non-commissioned shares in the MainStay Money Market Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class or Class A shares (if eligible) of the MainStay Funds purchased during that period. You can include purchases in Investor Class or Class A shares made up to 90 days before the date of the Letter of Intent. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, however, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the MainStay Funds’ Transfer Agent for this purpose. For more information, see “Purchase, Redemption, Exchanges and Repurchase — Letter of Intent” in the Funds’ SAI.

•	Your Responsibility

To receive the reduced sales charge, you must inform the Funds’ Distributor of your eligibility and holdings at the time of your purchase if you are buying shares directly from the Funds. If you are buying shares through a financial intermediary firm, you must tell your financial advisor of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Distributor or your financial advisor a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your minor children, as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Investor Class or Class A sales charge rate you may qualify for on your current purchase. If you do not inform the Distributor or your financial advisor of all of the holdings or planned purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive a discount to which you are otherwise entitled.

More information on Investor Class and Class A share sales charge discounts is available in the Funds’ SAI (see “Purchase, Redemption, Exchanges and Repurchase”) or on the internet at mainstayinvestments.com (under the “Shareholder Services” tab).

“Spouse” with respect to a Right of Accumulation and Letter of Intent is defined as the person to whom you are legally married. We also consider your spouse to include the following: i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Group Benefit Plan Purchases

You will not pay an initial sales charge if you purchase Investor Class shares or Class A shares through a group retirement or other benefit plan (other than IRA plans) that meets certain criteria, including:

•	50 or more participants; or
•	an aggregate investment in shares of any class of the MainStay Funds of $1,000,000 or more; or
•	holds either Investor Class or Class A and Class B shares as a result of the Class B share conversion feature.

However, Investor Class shares or Class A shares purchased through a group retirement or other benefit plan (other than IRA plans) will be subject to a contingent deferred sales charge upon redemption. If your plan currently holds Class B shares, please consult your recordkeeper or other plan administrative service provider concerning their ability to maintain shares in two different classes.

Purchases Through Financial Services Firms

You may be eligible for elimination of the initial sales charge if you purchase shares through a financial services firm (such as a broker-dealer, investment advisor or financial institution) that has a contractual arrangement with the Distributor. The Funds have authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the Fund and will be priced at the next computed NAV. Financial services firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts and exchange privileges.

Please read their program materials for any special provisions or additional service features that may apply to investing in the Funds through these firms.

529 Plans

When shares of the Funds are sold to a qualified tuition program operating under Section 529 of the Internal Revenue Code, such a program may purchase Investor Class shares or Class A shares without an initial sales load.

Other Waivers

There are other categories of purchasers who do not pay initial sales charges on Class A shares, such as personnel of the Funds and of New York Life Insurance Company (“New York Life”) and its affiliates or shareholders who owned shares of the Service Class of any MainStay Fund as of December 31, 2003. These categories are described in the Funds’ SAI.

Contingent Deferred Sales Charge on Certain Investor Class and Class A Share Redemptions

If your initial sales charge is eliminated, we may impose a CDSC of 1.00% if you redeem or exchange your shares within one year. The Distributor may pay a commission to dealers on these purchases from its own resources.

For more information about these considerations, call your financial advisor or the Funds’ transfer agent, NYLIM Service Company LLC (“MainStay Investments”), an affiliate of New York Life Investments, toll-free at 800-MAINSTAY (624-6782) and read the information under “Purchase, Redemption, Exchanges and Repurchase” in the Funds’ SAI.

Information on Fees

Rule 12b-1 Plans

Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for certain classes of shares pursuant to which service and/or distribution fees are paid to the Distributor. The Investor Class, Class A and Class R2 12b-1 plans typically provide for payment for distribution or service activities of up to 0.25% of the average annual net assets of Investor Class, Class A or Class R2 shares of the Fund, respectively. The Class B and Class C 12b-1 plans each provide for payment of both distribution and/or service activities of up to 1.00% of the average annual net assets of Class B and C shares of the Fund, respectively. The Class R3 12b-1 plan typically provides for payment of 0.25% for distribution and 0.25% for service activities, in each case, of the average annual net assets of Class R3 shares of the Fund. The distribution fee is intended to pay the Distributor for distribution services, which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the Distributor for providing shareholders with personal services and maintaining shareholder accounts. The portion of the 12b-1 fee dedicated to service activities is in addition to the 0.10% of annual net assets paid from the Shareholder Services Plan, with regard to certain classes. The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Fund and may cost more than other types of sales charges.

Small Account Fee

Several of the MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Funds have implemented a small account fee. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually, as discussed below). The fee may be deducted directly from your fund balance. This small account fee will not apply to certain types of accounts including:

•	Class A share and Class I share accounts, retirement plan services bundled accounts and investment-only retirement accounts;
•	accounts with active AutoInvest plans or systematic investment programs where the Funds deduct directly from the client’s checking or savings account;
•	NYLIM SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;
•	403(b)(7) accounts;
•	accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Plan Accounts); and

•	certain Investor Class accounts where the small account balance is due solely to the conversion from Class B shares.

This small account fee will be deducted in $10 increments on or about March 1st and September 1st each year. The Funds may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the Funds by calling toll-free 800-MAINSTAY(624-6782) for more information.

Shareholder Services Plans

Each Fund that offers Class R2 or Class R3 shares has adopted a shareholder services plan with respect to those classes. Under the terms of the shareholder services plans, each Fund’s Class R2 or Class R3 shares are authorized to pay to New York Life Investments, its affiliates, or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R2 or Class R3 shares, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R2 or Class R3 shares of such Fund.

Pursuant to the shareholder services plans, each Fund’s Class R2 or Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the Fund and may cost more than certain types of sales charges. With respect to the Class R2 and Class R3 shares, these services are in addition to those services that may be provided under the Class R2 or Class R3 12b-1 plan.

Compensation to Dealers

Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the Funds and shareholders. Such compensation may vary depending upon the Fund sold, the amount invested, the share class purchased, the amount of time that shares are held and/or the services provided.

•	The Distributor pays sales concessions to dealers, as described in the tables under “Information on Sales Charges” above, on the purchase price of Investor Class or Class A shares sold subject to a sales charge. The Distributor retains the difference between the sales charge that you pay and the portion that is paid to dealers as a sales concession.
•	The Distributor or an affiliate, from its own resources, pays a sales concession of up to 1.00% of the purchase price of Investor Class or Class A shares, sold at NAV, to dealers at the time of sale.
•	From its own resources, the Distributor pays a sales concession of 4.00% on purchases of Class B shares to dealers at the time of sale.
•	The Distributor pays a sales concession of 1.00% on purchases of Class C shares to dealers from its own resources at the time of sale.
•	The Distributor pays, pursuant to a 12b-1 plan, distribution-related and other service fees to qualified dealers for providing certain shareholder services.
•	In addition to the payments described above, the Distributor or an affiliate, from its own resources, may pay other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of any class of Fund shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.25% on new sales and/or up to 0.25% annually on assets held.
•	The Distributor may pay a finder’s fee or other compensation to third parties in connection with the sale of Fund shares and/or shareholder or account servicing arrangements.

•	The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.
•	The Distributor or an affiliate may make payments to financial intermediaries that provide sub-transfer agency and other administrative services in addition to supporting distribution of the Funds. A portion of these fees may be paid from the Distributor’s or its affiliate’s own resources.
•	Wholesaler representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of the Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the Funds, which may vary based on the type of Fund being promoted.

Although the Funds may use financial firms that sell Fund shares to make transactions for a Fund’s portfolio, the Funds, the Manager and any Subadvisor do not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Payments made from the Distributor’s or an affiliate’s own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisors, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of Fund shares.

For more information regarding any of the types of compensation described above, see the Funds’ SAI or consult with your financial intermediary firm or financial advisor. You should review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial advisor.

Buying, Selling, Converting and Exchanging Fund Shares

How to Open Your Account with MainStay Investments

Investor Class, Class A, B or C Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial advisor or directly to MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. If you place your order by phone, MainStay Investments must receive your completed application and check in good order within three business days. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same Fund. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares we will treat your application as being in good order but will invest you in Class A shares of the same Fund.

Good order means all the necessary information, signatures and documentation have been fully completed.

Class I, R2 and R3 Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, R2 or R3 shares of the Funds.

If you are investing through a financial intermediary firm, the firm will assist you with opening an account. Your financial advisor may place your order by phone. MainStay Investments must receive your completed application and check in good order within three business days.

All Classes

You buy shares at NAV (plus, for Investor Class and Class A shares, any applicable sales charge). NAV is generally calculated as of the close of regular trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (the “Exchange”) every day the Exchange is open. NAV is not calculated on days on which the Exchange is closed. When you buy shares, you must pay the NAV next calculated after MainStay Investments receives your order in good order. Alternatively, MainStay Funds has arrangements with certain financial intermediary firms whereby purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a Fund’s NAV next computed after receipt in good order of the order by these entities.

Such financial intermediary firms are responsible for timely transmitting the purchase order to the Funds.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds, or your financial advisor on their behalf, must obtain the following information for each person who opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Conversions Between Share Classes

In addition to any automatic conversion features described above in this Shareholder Guide with respect to Investor Class, Class A and Class B shares, you generally may also elect to convert your shares on a voluntary basis into another share class of the same Fund for which you are eligible. However, the following limitations apply:

•	Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and
•	All Class B and Class C shares are ineligible for a voluntary conversion.

These limitations do not impact any automatic conversion features described elsewhere in this Shareholder Guide with respect to Investor Class, Class A and Class B shares.

To request a voluntary conversion between share classes of the same Fund, you may contact the Fund, either directly or through your financial intermediary firm. You may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant net asset values of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may automatically be converted back to your original share class, or into another share class, if appropriate. Although the Funds expect that a conversion between share classes of the same Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a Fund. The Funds may change, suspend or terminate this conversion feature at any time.

Opening Your Account — Individual Shareholders

	How	Details
By Wire:	You or your registered representative should call MainStay Investments toll-free at 800-MAINSTAY (624-6782) to obtain an account number and wiring instructions. Wire the purchase amount to:
	State Street Bank and Trust Company	The wire must include:
• name(s) of investor(s);
• your account number; and
• Fund Name and Class of shares.
Your bank may charge a fee for the wire transfer.
• ABA #011-0000-28
• MainStay Funds (DDA #99029415)
• Attn: Custody and Shareholder Services
To buy shares the same day, MainStay Investments must receive your wired money by 4:00 pm Eastern time.
By Phone:	Call, or have your investment professional call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open.	MainStay Investments must receive your application and check, payable to MainStay Funds, in good order within three business days. If not, MainStay Investments can cancel your order and hold you liable for costs incurred in placing it.
	Call before 4:00 pm Eastern time to buy shares at the current day’s NAV.	Be sure to write on your check:
• name(s) of investor(s)
• your account number; and
• Fund name and Class of shares.
By Mail:	Return your completed MainStay Funds Application with a check for the amount of your investment to:

MainStay Funds
P.O. Box 8401
Boston, MA 02266-8401

Send overnight orders to:
MainStay Funds
c/o Boston Financial Data Services
30 Dan Road
	Canton, MA 02021-2809	Make your checks payable to MainStay Funds.
• $1,000 minimum for Investor Class, Class B and Class C shares.
• $25,000 minimum for Class A shares ($15,000 for investors with $100,000 or more invested in any share class of any of the MainStay Funds).
• $5 million minimum for Class I shares.
Be sure to write on your check:

How	Details
• name(s) of investor(s); and
• Fund name and Class of shares.

Buying Additional Shares of the Fund — Individual Shareholders

	How	Details
By Wire:	Wire the purchase amount to:	The wire must include:
	State Street Bank and Trust Company	• name(s) of investor(s);
• your account number; and
	• ABA #011-0000-28	• Fund name and Class of shares.
• MainStay Funds (DDA #99029415)
	• Attn: Custody and Shareholder Services.	Your bank may charge a fee for the wire transfer.
To buy shares the same day, MainStayInvestments must receive your wired money by 4:00 pm Eastern time.
Electronically:	Call, or have your investment professional call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open to make an ACH purchase.	Eligible investors can purchase shares by using electronic debits from a designated bank account. • The maximum ACH purchase amount is $100,000.
Call before 4:00 pm Eastern time to buy shares at the current day’s NAV; or Visit us at mainstayinvestments.com.

	How	Details
By Mail:	Address your order to: MainStay Funds P.O. Box 8401 Boston, MA 02266-8401 Send overnight orders to: MainStay Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809	Make your check payable to MainStay Funds.
• $50 minimum (for Investor Class, Class B and Class C shares).
Be sure to write on your check:
• name(s) of investor(s);
• your account number; and
• Fund name and Class of shares.

Selling Shares — Individual Shareholders

How	Details
By Contacting Your Financial Advisor:	• You may sell (redeem) your shares through your financial advisor or by any of the methods described below.
By Phone:	To Receive Proceeds by Check: Call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open.

Call before 4:00 pm Eastern time to sell shares at the current day’s NAV.

•

Generally, after receiving your sell order by phone, MainStay Investments will send a check to the account owner at the owner’s address of record the next business day, although it may take up to seven days to do so. Generally, MainStay Investments will not send checks to addresses on record for 30 days or less.

• The maximum order MainStay Investments can process by phone is $100,000.

	How	Details
By Wire:	To Receive Proceeds by Wire: Call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open. Eligible investors may sell shares and have proceeds electronically credited to a designated bank account.

Call before 4:00 pm Eastern time to sell shares at the current day’s NAV.

•

Generally, after receiving your sell order by phone, MainStay Investments will send the proceeds by bank wire to your designated bank account the next business day, although it may take up to seven business days to do so. Your bank may charge you a fee to receive the wire transfer.

• MainStay Investments must have your bank account information on file.
• There is an $11 fee for wire redemptions, except no fee applies to redemptions of Class I shares.
• The minimum wire transfer amount is $1,000.
Electronically:	To Receive Proceeds Electronically by ACH: Call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open.

Call before 4:00 pm Eastern time to sell shares at the current day’s NAV.
	Visit us at mainstayinvestments.com.	• Generally, after receiving your sell order by phone, MainStay Investments will send the proceeds by ACH transfer the next business day, although it may take up to seven business days to do so.
• MainStay Investments must have your bank account information on file.
• Proceeds may take 2-3 business days to reach your bank account.
• There is no fee from MainStay Investments for this transaction.
• The maximum ACH transfer amount is $100,000.
By Mail:	Address your order to: MainStay Funds P.O. Box 8401 Boston, MA 02266-8401	Write a letter of instruction that includes:
• your name(s) and signature(s);
• your account number;
• Fund name and Class of shares; and

	How	Details
	Send overnight orders to: MainStay Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809	• dollar or share amount you want to sell.
Obtain a Medallion Signature Guarantee or other documentation as required.
There is a $15 fee for Class A shares ($25 fee for Investor Class, Class B and Class C shares) for checks mailed to you via overnight service
By Internet:	Please visit mainstayinvestments.com.

General Policies

The following are MainStay Investments’ general policies regarding the purchase and sale of Fund shares. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you.

Buying Shares

•	All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept any payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.
•	MainStay Investments does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.
•	If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.
•	A Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.
•	To limit the Funds’ expenses, we no longer issue share certificates.

Selling Shares

•	If you have share certificates, you must return them with a written redemption request.
•	Your shares will be sold at the next NAV calculated after MainStay Investments receives your request in good order. MainStay Investments will make the payment within seven days after receiving your request in good order.
•	If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.
•	When you sell Class B or Class C shares, or Investor Class or Class A shares when applicable, the Fund will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.
•	There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.
•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MainStay Investments takes reasonable measures to verify the order.
•	Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.
•	MainStay Investments requires a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with the Funds.
•	MainStay Investments requires a written order to sell shares and a Medallion Signature Guarantee if:
•	MainStay Investments does not have on file required bank information to wire funds;
•	the proceeds from the sale will exceed $100,000;
•	the proceeds of the sale are to be sent to an address other than the address of record; or

•	the proceeds are to be payable to someone other than the account holder(s).
•	In the interest of all shareholders, the Funds reserve the right to:
•	change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;
•	change or discontinue the systematic withdrawal plan upon notice to shareholders;
•	close accounts with balances less than $100 invested in Investor Class shares or $500 invested in Class A, B or C shares (by redeeming all shares held and sending proceeds to the address of record); and/or
•	change the minimum investment amounts.
•	There is no fee for wire redemptions of Class I shares.

When you buy and sell shares directly from a Fund, you will receive confirmation statements that describe your transaction. For certain systematic transactions, you will receive quarterly confirmation statements. You should review the information in the confirmation statements carefully. If you notice an error, you should call your investment dealer or MainStay Investments immediately. If you or your investment dealer fails to notify MainStay Investments within one year of the transaction, you may be required to bear the costs of correction.

Additional Information

The policies and fees described in this Proxy Statement/Prospectus govern transactions with the MainStay Funds. If you invest through a third party — bank, broker, 401(k), financial advisor, or financial supermarket — there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in a Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time any of the Funds may close and reopen to new investors or new share purchases at its discretion. Due to the nature of their portfolio investments, certain Funds may be more likely to close and reopen than others. If a Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund. If a Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that Fund unless you are already a shareholder of such Fund.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps protect against fraud. To protect your account, each Fund, and MainStay Investments from fraud, Medallion Signature Guarantees are required to enable MainStay Investments to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (“STAMP”), the Stock Exchange Medallion Program (“SEMP”), or the New York Stock Exchange Medallion Signature Program (“MSP”). Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact their financial advisor or MainStay Investments toll-free at 800-MAINSTAY (624-6782) for further details.

Investing for Retirement

You can purchase shares of any of the MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax advisor before establishing any tax-deferred retirement plan.

Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-MAINSTAY (624-6782) for further details.

Purchases-In-Kind

You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in kind purchase”). In kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in kind purchases.

Redemptions-In-Kind

The Funds reserve the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund’s portfolio, consistent with the Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

The Reinvestment Privilege May Help You Avoid Sales Charges

When you sell shares, you have the right — for 90 days — to reinvest any or all of the money in the same account and class of shares without paying another sales charge (so long as (1) those shares haven’t been reinvested once already; (2) your account is not subject to a 60-day block as described in “Excessive Purchases and Redemptions or Exchanges”; and (3) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed you’ll receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, Yes... But not Risk-Free.  Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that the Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless the Funds or MainStay Investments fails to use established safeguards for your protection. These safeguards are among those currently in place at MainStay Funds:

•	all phone calls with service representatives are tape recorded; and
•	written confirmation of every transaction is sent to your address of record.

MainStay Investments and the Funds reserve the right to suspend the MainStay Audio Response System at any time or the system might become inoperable due to technical problems.

Shareholder Services

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application by accessing your shareholder account on the internet at mainstayinvestments.com, contacting your financial advisor for instructions, or by calling MainStay Investments toll-free at 800-MAINSTAY (624-6782) for a form.

Systematic Investing — Individual Shareholders Only

MainStay offers four automatic investment plans:

(1)	AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

•	make regularly scheduled investments; and/or
•	purchase shares whenever you choose.
(2)	Dividend or Capital Gains Reinvestment

Automatically reinvest dividends, distributions or capital gains and distributions from one MainStay Fund into the same Fund or the same Class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

(3)	Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

(4)	Systematic Exchange

Automatically reinvest a share or dollar amount from one MainStay Fund into any other MainStay Fund. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see “Exchanging Shares Among MainStay Funds” for more information.

Systematic Withdrawal Plan — Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and C shares at the time of the initial request and shares must not be in certificate form. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.

The Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds

You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. If you choose to sell Class B or Class C shares and then separately buy Investor Class or Class A shares, you may have to pay a deferred sales charge on the Class B or Class C shares, as well as pay an initial sales charge on the purchase of Investor Class or Class A shares.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof, which are offered in separate prospectuses, including:

•	MainStay 130/30 Core Fund
•	MainStay 130/30 Growth Fund
•	MainStay 130/30 High Yield Fund
•	MainStay 130/30 International Fund
•	MainStay All Cap Growth Fund
•	MainStay Balanced Fund
•	MainStay Cash Reserves Fund
•	MainStay Common Stock Fund
•	MainStay Conservative Allocation Fund
•	MainStay Convertible Fund
•	MainStay Diversified Income Fund
•	MainStay Floating Rate Fund
•	MainStay Global High Income Fund
•	MainStay Government Fund
•	MainStay Growth Allocation Fund
•	MainStay Growth Equity Fund
•	MainStay High Yield Corporate Bond Fund
•	MainStay ICAP Equity Fund
•	MainStay ICAP Global Fund
•	MainStay ICAP International Fund
•	MainStay ICAP Select Equity Fund
•	MainStay Indexed Bond Fund
•	MainStay Intermediate Term Bond Fund
•	MainStay International Equity Fund
•	MainStay Large Cap Growth Fund
•	MainStay MAP Fund
•	MainStay Moderate Allocation Fund
•	MainStay Moderate Growth Allocation Fund
•	MainStay Money Market Fund
•	MainStay Principal Preservation Fund
•	MainStay S&P 500 Index Fund
•	MainStay Retirement 2010 Fund
•	MainStay Retirement 2020 Fund
•	MainStay Retirement 2030 Fund
•	MainStay Retirement 2040 Fund
•	MainStay Retirement 2050 Fund
•	MainStay Short Term Bond Fund
•	MainStay Tax Free Bond Fund
•	MainStay Total Return Fund

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that Fund. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax advisor on the consequences.

Before making an exchange request, read the prospectus of the Fund you wish to purchase by exchange. You can obtain a prospectus for any MainStay Fund by contacting your broker, financial advisor or other financial institution or by calling the Funds at 800-MAINSTAY (624-6782).

The exchange privilege is not intended as a vehicle for short term trading, nor are the Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see “Excessive Purchases and Redemptions or Exchanges”).

The Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge.

In addition, if you exchange Class B or Class C shares of a Fund into Class B or Class C shares of the MainStay Money Market Fund (which is offered in a separate prospectus) or you exchange Investor Class shares or Class A shares of a Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B or Class C shares, as applicable, of another MainStay Fund. The holding period for purposes of determining conversion of Class B shares into Investor Class or Class A shares also stops until you exchange back into Class B shares of another non-money market MainStay Fund.

Certain clients of NYLIFE Securities LLC who purchased more than $50,000 of Class B shares of the Funds between January 1, 2003 and June 27, 2007 have the right to convert their Class B shares for Class A shares of the same Fund at the NAV next computed and without imposition of a contingent deferred sales charge.

When you exchange your shares, you may incur a redemption fee. Please see “Shareholder Guide — Redemption Fee” for more information.

MainStay Investments tries to make investing easy by offering a variety of programs to buy, sell and exchange Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges

The Funds are not intended to be used as a vehicle for excessive or short-term trading (such as market timing). The interests of a Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Manager or a Fund’s Subadvisor might have to maintain more of a Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, trade infrequently or are relatively illiquid (such as foreign securities, high-yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. Accordingly, the Funds’ Boards have adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. These policies are discussed more fully below. There is the risk that the Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. A Fund may change its policies or procedures at any time without prior notice to shareholders.

The Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Funds. In addition, the Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in this Proxy Statement/Prospectus) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect a Fund or its operations, including those from any individual or group who, in the Funds’ judgment, is likely to harm Fund shareholders. Pursuant to the Funds’ policies and procedures, a Fund may permit short-

term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans are not subject to the surveillance procedures. Exceptions are subject to the advance approval by the Funds’ Chief Compliance Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the Funds’ policies and procedures, no Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of Fund shares.

The Funds, through MainStay Investments and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. As part of this surveillance process, the Funds examine transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a Fund will place a “block” on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60-day period in that Fund. The Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate, to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the Funds may rely on a financial intermediary to apply its market timing procedures to an omnibus account. In certain cases, these procedures may be less restrictive than the Funds’ procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the manager of such strategies represents to the satisfaction of the Funds’ Chief Compliance Officer that such investment programs and strategies are consistent with the Funds’ objective of avoiding disruption due to market timing.

In addition to these measures, the Funds may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading, which fee is described in the Funds’ Prospectus.

While the Funds discourage excessive or short-term trading, there is no assurance that the Funds or their procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The Funds’ ability to reasonably detect all such trading may be limited, for example, where the Funds must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to Fund shareholders.

Fair Valuation and Portfolio Holdings Disclosure

Determining the Funds’ Share Prices (“NAV”) and the Valuation of Securities

Each Fund generally calculates the value of its investments (also known as its net asset value, or NAV) at the close of regular trading on the Exchange (usually 4:00 pm Eastern time) every day the Exchange is open. The Funds do not calculate their NAVs on days the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of a Fund’s net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Fund’s investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Fund’s portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager, in consultation with the Subadvisor, deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Funds and has delegated day-to-day responsibility for fair value determinations to the Funds’ Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain MainStay Funds’ fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings is available in the Funds’ SAI. MainStay Funds will publish quarterly a list of each Fund’s ten largest holdings and publish monthly a complete schedule of the Fund’s portfolio holdings on the internet at mainstayinvestments.com. You may also obtain this information by calling toll-free 800-MAINSTAY (624-6782). Disclosure of each Fund’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month. In addition, disclosure of each Fund’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Funds’ quarterly top ten holdings information is also provided in the Annual Report and Semiannual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

Fund Earnings

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as “dividends.” The dividends paid by each Fund will vary based on the income from its investments and the expenses incurred by the Fund.

MainStay Investments reserves the right to automatically reinvest dividend distributions of less than $10.00.

When the Funds Pay Dividends

The MAP Fund and the Large Cap Growth Fund declare and pay any dividends, to the extent income is available, at least once a year, typically in December. The Total Return Fund declares and pays dividends quarterly. Dividends are normally paid on the last business day of the month after a dividend is declared. However, for administrative reasons, dividends of the MainStay Total Return Fund that are to be paid at the end of a calendar quarter may be paid prior to the last business day of the month after the dividend is declared. You begin earning dividends the next business day after MainStay Investments receives your purchase request in good order.

Buy After the Dividend Payment.  Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

Capital Gains

The Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains

The Funds will normally distribute any capital gains to shareholders in December.

How to Take Your Earnings

You may receive your portion of Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted) or MainStay Investments directly. The seven choices are:

(1)	Reinvest dividends and capital gains in:
•	the same Fund; or
•	another MainStay Fund of your choice (other than a Fund that is closed, either to new investors or to new share purchases).
(2)	Take the dividends in cash and reinvest the capital gains in the same Fund.
(3)	Take the capital gains in cash and reinvest the dividends in the same Fund.
(4)	Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same Fund.
(5)	Take dividends and capital gains in cash.
(6)	Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original Fund.
(7)	Reinvest all or a percentage of the dividends in another MainStay

Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

Understand the Tax Consequences

Most of Your Earnings are Taxable

Virtually all of the dividends and capital gains distributions you receive from the Funds are taxable, whether you take them as cash or automatically reinvest them. A Fund’s realized earnings are taxed based on the length of time a Fund holds its investments, regardless of how long you hold Fund shares. If a Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings of a Fund, if any, will generally be a result of capital gains that may be taxed as either long-term capital gains or short-term capital gains (taxed as ordinary income). Earnings generated by interest received on fixed-income securities generally will be a result of income generated on debt investments and will be taxable as ordinary income.

For individual shareholders, a portion of the dividends received from the Funds may be treated as “qualified dividend income,” which is currently taxable to individuals at a maximum rate of 15%, to the extent that such Funds receive qualified dividend income from domestic corporations and that certain qualified foreign corporations and certain holding period and other requirements are met. The shareholder must also generally satisfy a more than 60-day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. For corporate shareholders, a portion of the dividends received from the Blended Funds may qualify for the corporate dividends received deduction. The favorable treatment of any qualified income is scheduled to expire after 2010. Since many of the stocks in which the Funds invest do not pay significant dividends, it is not likely that a substantial portion of the distributions by such Funds will qualify for the 15% maximum rate or for the corporate dividends received deduction.

MainStay Investments will mail your tax report each year by February 15. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

The Funds may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

Return of Capital

If a Fund’s distributions exceed its income and capital gains realized in any year, such excess distributions will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell shares.

However, if a Fund has available capital loss carryforwards to offset its capital gains realized in any year, and its distributions exceed its income alone, all or a portion of the excess distributions may not be treated, for tax purposes, as a return of capital, and would be taxable to shareholders as ordinary income.

Exchanges

An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation.

Seek professional assistance.  Your financial advisor can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax adviser. For additional information on federal, state and local taxation, see the Funds’ SAI.

Do not overlook sales charges.  The amount you pay in sales charges reduces gains and increases losses for tax purposes.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Special Meetings.

This Proxy Statement/Prospectus, along with a Notice of the Special Meetings and a proxy card, is first being mailed to shareholders of the Acquired Funds on or about August 26, 2009. Only shareholders of record as of the close of business on July 27, 2009 (the “Record Date”) will be entitled to notice of, and to vote at, the Special Meetings.

A proxy may be revoked at any time on or before the Special Meeting by written notice to the Secretary of the Acquired Funds at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Special Meetings. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreements and the Reorganizations contemplated thereby.

Voting of Proxies

If you attend the Special Meetings you may vote in person. If you do not plan to attend the Special Meetings, please cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meetings, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.

You may also authorize your proxy on the Internet or by touch-tone telephone. These options require you to input a control number, which is located on each proxy card. After inputting the control number, you will be prompted to authorize your proxy on the applicable Reorganization. You will have an opportunity to review your authorization and make any necessary changes before submitting your authorization and terminating your telephone call or Internet connection.

Timely and properly completed and submitted proxies will be voted as instructed by shareholders. A shareholder who executes and returns a proxy may revoke the proxy at any time prior to the date the proxy is to be exercised by (1) delivering to the Secretary of the Trust of the Acquired Funds written notice of the revocation at the address on the cover of this Proxy Statement/Prospectus, (2) delivering to the Acquired Funds a proxy with a later date, or (3) attending and voting in person at the Special Meetings.

Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the event a shareholder signs and returns the proxy but does not indicate his or her vote as to a Reorganization, such proxy will be voted FOR the proposed Reorganization and in the discretion of the proxy holder with regard to any other proposal.

Quorum Requirements

A quorum of shareholders is necessary to hold a valid meeting and to consider the Reorganizations. For the Mid Cap Core Fund and the Mid Cap Growth Fund, the presence in person or by proxy of the holders of the majority of outstanding shares of the Fund on the Record Date shall constitute a quorum. For the Income Manager Fund, the presence in person or by proxy of the holders of one-third of the shares of the Fund on the Record Date entitled to vote shall constitute a quorum. The following chart reflects the total number of shares outstanding as of the Record Date for each class of the Acquired Funds:

As of Record Date (July 27, 2009)

	Number of Shares Outstanding
	Class A	Class I	Class B	Class C	Class R2	Class R3	Investor Class
Mid Cap Core Fund	833,807.372	2,897,266.701	573,538.558	542,835.057	None	4,710.292	699,999.257
Income Manager Fund	3,358,225.258	17,960,642.146	1,603,728.939	747,540.134	None	None	1,433,778.259
Mid Cap Growth Fund	5,436,788.781	5,182,026.691	3,043,695.913	2,250,990.025	9,595.676	234,057.917	2,152,456.744

Votes Necessary to Approve the Reorganizations

Approval of each Reorganization will require the affirmative vote of the holders of a “majority of the outstanding voting securities” of the applicable Acquired Fund, which is defined in the 1940 Act as the lesser of: (1) 67% of the voting securities of the Acquired Fund present at the meeting, if more than 50% of the outstanding voting securities of the Acquired Fund is present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the applicable Acquired Fund.

Effect of Abstentions and Broker “Non-Votes”

The Acquired Funds expect that, before the Special Meetings, broker-dealer firms holding shares of the Acquired Funds in “street name” for their customers will request voting instructions from their customers and beneficial owners. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy indicating a lack of authority to vote on a matter, then the shares represented by such abstention or broker non-vote will be considered to be present at the Special Meetings for purposes of determining the existence of a quorum.

Abstentions and broker non-votes will not, however, be counted as votes in favor of the Reorganizations. Therefore, abstentions and broker non-votes will have the effect of a “no” vote with respect to the Reorganizations.

Adjournments

If a quorum is not present at any of the Special Meetings, if a quorum is present but sufficient votes to approve the Reorganizations have not been received at the time of any of the Special Meetings, or for any other reason permitted by law and the organizational documents of the applicable Acquired Fund, the persons named as proxies may propose one or more adjournments of the Special Meetings in accordance with applicable law to permit further solicitation of votes. The persons named as proxies will vote in favor of adjournment with respect to those proxies that may be voted in favor of a Reorganization(s) and will vote against any such adjournment with respect to those proxies which have been voted against the Reorganization(s).

Payment of Solicitation Expenses

New York Life Investments has agreed to bear one-third of the direct expenses relating to each Reorganization, including costs of solicitation of proxies and voting instructions. The remaining two-thirds of the direct expenses relating to the Reorganizations will be borne by (1) Mid Cap Core Fund with respect to the Mid Cap Core Reorganization, (2) Total Return Fund with respect to the Income Manager Reorganization, and (3) Mid Cap Growth Fund with respect to the Mid Cap Growth Reorganization. New York Life Investments estimates the total costs to be between $120,000 and $145,000, including between $30,000 and $40,000 in proxy solicitation expenses, with respect to the Mid Cap Core Reorganization, $125,000 and $150,000, including between $25,000 and $35,000 in proxy solicitation expenses, with respect to the Income Manager Reorganization, and $175,000 and $200,000, including $70,000 and $80,000 in proxy solicitation expenses, with respect to the Mid Cap Growth Reorganization. The Acquired Funds have retained Computershare Fund Services and Broadridge Financial Solutions, Inc. to provide proxy solicitation services in connection with the Special Meetings. Proxies will be solicited via regular mail and also may be solicited via telephone, e-mail or other personal contact by personnel of New York Life Investments, its affiliates, or, in New York Life Investments’ discretion, a commercial firm retained for this purpose.

Other Matters to Come Before the Special Meetings

The Acquired Funds do not know of any matters to be presented at the Special Meetings other than those described in this Proxy Statement. If any other matters come before the Special Meetings, including any proposal to adjourn the Special Meetings to permit the continued solicitation of proxies in favor of the Reorganizations or for any other reason permitted by law and the organizational documents of the applicable Acquired Fund, it is the intention of the Acquired Funds that proxies not containing specific restrictions to the contrary will be voted as described above under “Adjournments” with respect to proposals to adjourn the Special Meetings to solicit additional proxies in favor of the Reorganizations, and in the discretion of the proxy holder on any other matters.

Future Shareholder Proposals

A shareholder may request inclusion in Eclipse Trust’s, Eclipse Inc.’s and MainStay Trust’s proxy statement and on the related proxy card for shareholder meetings certain proposals for action which the shareholder intends to introduce at such meeting. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders’ meeting should send their written proposals to Eclipse Trust, Eclipse Inc. or MainStay Trust at 51 Madison Avenue, New York, New York 10010. Any shareholder proposals must be presented within a reasonable time before the proxy materials for the next meeting are sent to shareholders to be considered for inclusion in the proxy materials. The timely submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. Eclipse Trust, Eclipse Inc. and MainStay Trust are not required to hold regular meetings of shareholders, and in order to minimize their costs, do not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or Eclipse Trust’s, Eclipse Inc.’s or MainStay Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

OTHER INFORMATION

Financial Highlights

The fiscal year end of each Fund is October 31.

The financial highlights of the Acquiring Funds contained in Exhibit E have been derived from financial statements audited by KPMG LLP, the Funds’ independent registered public accounting firm.

Forms of Organization

The Mid Cap Core Fund is a diversified series of Eclipse Funds, an open-end management investment company registered with the SEC that is organized as a Massachusetts business trust. The Income Manager Fund is a diversified series of Eclipse Funds Inc., an open-end management investment company registered with the SEC that is organized as a Maryland corporation. The Mid Cap Growth Fund and the Acquiring Funds are diversified series of The MainStay Funds, an open-end management investment company registered with the SEC that is organized as a Massachusetts business trust. Each Fund is governed by a Board consisting of eight members, seven of whom are “non-interested” persons as defined in the 1940 Act, as amended. For more information on the history of the Funds, please see the Funds’ SAI.

Distributor

NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, a limited liability company organized under the laws of Delaware, serves as each Fund’s distributor and principal underwriter (the “Distributor”) pursuant to an Amended and Restated Master Distribution Agreement, dated June 18, 2007. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Funds’ shares. The Distributor is a wholly-owned subsidiary of New York Life Investments.

Custodian

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111-2900 serves as the Custodian for each Fund’s assets. State Street also provides sub-administration and sub- accounting services for the Funds. These services include calculating the Funds’ daily net asset values, maintaining general ledger and sub-ledger accounts for the calculation of the Funds’ respective net asset values, and assisting New York Life Investments in conducting various aspects of the Funds’ administrative operations. For providing these non-custody services to the Funds, State Street is compensated by New York Life Investments. Custodian fees and expenses are paid by the Funds.

Independent Registered Public Accounting Firm

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103-2499, serves as the Funds’ independent registered public accounting firm. KPMG LLP is responsible for auditing the annual financial statements of the Funds. Representatives of KPMG LLP are not expected to be present at the Special Meeting, but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

Shareholder Reports

The Funds will furnish, without charge, upon request, a printed version of the most recent annual reports to shareholders of the Funds (and any subsequent semiannual reports). Such requests may be directed to the Funds by contacting the Distributor of the Funds’ shares by writing NYLIFE Distributors LLC, Attn: MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 800-MAINSTAY (624-6782). Please include the name of the specific Fund for which you request reports.

Information Requirements

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, D.C. 20549. The SEC maintains an Internet website (at http://www.sec.gov), which contains other information about the Funds.

Security Ownership of Management and Principal Shareholders

As of the Record Date, (1) the current officers and Trustees of Eclipse Trust, in the aggregate, beneficially owned less than 1% of a class of shares of the Mid Cap Core Fund; (2) the current officers and Directors of Eclipse Inc., in the aggregate, beneficially owned less than 1% of a class of shares of the Income Manager Fund; and (3) the current officers and Trustees of MainStay Trust, in the aggregate, beneficially owned less than 1% of a class of shares of the Mid Cap Growth Fund and each of the Acquiring Funds. A list of the 5% shareholders of the Acquiring Funds and the Acquired Funds as of the Record Date is contained in Exhibit F.

Vote of Fund Shares by New York Life Investments

MainStay Asset Allocation Funds and MainStay Retirement Funds may receive the proxy statement as shareholders of the Acquired Funds. In that event, New York Life Investments and/or its affiliates have the discretion to vote such shares on the Reorganizations, but will do so in accordance with the recommendations of an independent service provider or in the same proportion as the other shareholders of the Acquired Funds. The Acquired Funds have been advised by New York Life Investments that these shares will be voted pursuant to established policies and procedures designed to address potential conflicts of interest.

Capitalization

The following tables show the capitalization of the Acquired Funds and the Acquiring Funds as of April 30, 2009, and on a pro forma basis as of that date, giving effect to the proposed acquisitions of assets at net asset value.

Mid Cap Core Reorganization

	As of April 30, 2009
NET ASSETS	Mid Cap Core Fund	MAP Fund	Pro Forma Adjustments(a)	MAP Fund Pro Forma Combined After Reorganization
Investor Class	$10,624,736	$74,499,903	$(16,715)	$85,107,924
Class A	$13,100,749	$240,883,602	$(20,610)	$253,963,741
Class B	$8,564,364	$153,759,093	$(13,473)	$162,309,984
Class C	$8,294,366	$143,075,758	$(13,049)	$151,357,075
Class I	$11,092,873	$444,135,295	$(17,451)	$455,210,717
Class R1	N/A	$4,043,515	$—	$4,043,515
Class R2	N/A	$8,709,647	$—	$8,709,647
Class R3	$69,582	$1,029,873	$(109)	$1,099,346

NET ASSET VALUE PER SHARE	Mid Cap Core Fund	MAP Fund	Pro Forma Adjustments	MAP Fund Pro Forma Combined After Reorganization
Investor Class	$14.86	$21.27	—	$21.27
Class A	$14.84	$21.26	—	$21.26
Class B	$14.48	$19.87	—	$19.87
Class C	$14.46	$19.87	—	$19.87
Class I	$15.03	$21.65	—	$21.65
Class R1	N/A	$21.41	—	$21.41
Class R2	N/A	$21.31	—	$21.31
Class R3	$14.92	$21.27	—	$21.27

(a)	Reflects the adjustments for the cost of the Reorganization.

SHARES OUTSTANDING	Mid Cap Core Fund	MAP Fund	Pro Forma Adjustments(b)	MAP Fund Pro Forma Combined After Reorganization
Investor Class	714,780	3,502,066	(216,048)	4,000,798
Class A	883,065	11,329,473	(267,819)	11,944,719
Class B	591,433	7,738,673	(161,091)	8,169,015
Class C	573,462	7,199,546	(156,687)	7,616,321
Class I	738,238	20,516,930	(226,671)	21,028,497
Class R1	N/A	188,820	—	188,820
Class R2	N/A	408,646	—	408,646
Class R3	4,663	48,414	(1,397)	51,680

Income Manager Reorganization

	As of April 30, 2009
NET ASSETS	Income Manager Fund	Total Return Fund	Pro Forma Adjustments(a)	Total Return Fund Pro Forma Combined After Reorganization
Investor Class	$13,771,908	$134,895,079	$(30,872)	$148,636,115
Class A	$32,661,835	$170,663,199	$(39,057)	$203,285,977
Class B	$15,193,939	$63,950,162	$(14,635)	$79,129,466
Class C	$7,110,394	$1,554,203	$(356)	$8,664,241
Class I	$167,120,380	$46,850	$(11)	$167,167,219

NET ASSET VALUE PER SHARE	Income Manager Fund	Total Return Fund	Pro Forma Adjustments	Total Return Fund Pro Forma Combined After Reorganization
Investor Class	$9.43	$12.47	—	$12.47
Class A	$9.42	$12.46	—	$12.46
Class B	$9.31	$12.50	—	$12.50
Class C	$9.31	$12.49	—	$12.49
Class I	$9.50	$12.54	—	$12.54

SHARES OUTSTANDING	Income Manager Fund	Total Return Fund	Pro Forma Adjustments(b)	Total Return Fund Pro Forma Combined After Reorganization
Investor Class	1,460,078	10,821,610	(362,192)	11,919,496
Class A	3,466,338	13,692,763	(845,003)	16,314,098
Class B	1,632,820	5,115,409	(417,305)	6,330,924
Class C	763,690	124,453	(194,403)	693,740
Class I	17,596,534	3,736	(4,269,550)	13,330,720

(a)	Reflects the adjustments for the cost of the Reorganization.
(b)	Reflects share adjustments, net of retired shares.

Mid Cap Growth Reorganization

	As of April 30, 2009
NET ASSETS	Mid Cap Growth Fund	Large Cap Growth Fund	Pro Forma Adjustments(a)	Large Cap Growth Fund Pro Forma Combined After Reorganization
Investor Class	$16,901,095	$51,317,412	$(13,791)	$68,204,716
Class A	$43,264,421	$960,107,228	$(35,302)	$1,003,336,347
Class B	$23,667,586	$58,426,380	$(19,312)	$82,074,654
Class C	$17,307,163	$111,873,430	$(14,122)	$129,166,471
Class I	$41,207,477	$948,144,212	$(33,624)	$989,318,065
Class R1	N/A	$95,186,484	$—	$95,186,484
Class R2	$15,480	$44,231,546	$(13)	$44,247,013
Class R3	$1,804,542	$6,936,029	$(1,472)	$8,739,099

NET ASSET VALUE PER SHARE	Mid Cap Growth Fund	Large Cap Growth Fund	Pro Forma Adjustments	Large Cap Growth Fund Pro Forma Combined After Reorganization
Investor Class	$7.85	$4.77	—	$4.77
Class A	$7.87	$4.78	—	$4.78
Class B	$7.34	$4.63	—	$4.63
Class C	$7.33	$4.62	—	$4.62
Class I	$8.00	$4.88	—	$4.88
Class R1	N/A	$4.85	—	$4.85
Class R2	$7.86	$4.80	—	$4.80
Class R3	$7.81	$4.76	—	$4.76

SHARES OUTSTANDING	Mid Cap Growth Fund	Large Cap Growth Fund	Pro Forma Adjustments(b)	Large Cap Growth Fund Pro Forma Combined After Reorganization
Investor Class	2,153,438	10,759,041	1,386,877	14,299,356
Class A	5,497,166	200,891,020	3,546,583	209,934,769
Class B	3,226,241	12,632,482	1,881,378	17,740,101
Class C	2,359,651	24,206,035	1,383,431	27,949,117
Class I	5,151,908	194,202,044	3,285,357	202,639,309
Class R1	N/A	19,627,418	—	19,627,418
Class R2	1,970	9,210,718	1,252	9,213,940
Class R3	231,026	1,455,684	147,770	1,834,480

(a)	Reflects the adjustments for the cost of the Reorganization.
(b)	Reflects share adjustments, net of retired shares.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

The Board of Trustees of The MainStay Funds, a Massachusetts business trust, and the Board of [Directors/Trustees] of [•], a [Maryland corporation/Massachusetts business trust], (collectively, the “Boards”), deem it advisable that MainStay [•] Fund (the “Acquiring Fund”), a series of The MainStay Funds, and MainStay [•] Fund (the “Acquired Fund”), a series of [•], engage in the reorganization described below.

This agreement is intended to be and is adopted as a plan of reorganization and liquidation (the “Plan”) within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of The MainStay Funds has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of [Directors/Trustees] of [•] has determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of all of the Acquired Fund’s Liabilities and the Liquidation of the Acquired Fund

1.1 Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, “Assets”).

1.3 The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquiring Fund Shares to be so credited to Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquired Fund’ Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of [common stock/beneficial interest] of the Acquired Fund (“Acquired Fund Shares”) of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund, although share certificates representing interests in Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.6 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“SEC”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date.

2.	Valuation

2.1 The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund’s Board.

2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information, each as may be supplemented, and valuation procedures established by the Acquiring Fund’s Board.

2.3 The number of the Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquired Fund Shares, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4 All computations of value shall be made by New York Life Investment Management LLC (“New York Life Investments”), in its capacity as administrator for the Acquired Fund and the Acquiring Fund, and shall be subject to confirmation by each Fund’s record keeping agent and by each Fund’s independent accountants.

3.	Closing and Closing Date

3.1 The Closing Date shall be [October 23/28, 2009] or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Plan (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. Eastern time. The Closing shall be held at the offices of the Funds or at such other time and/or place as the parties may agree.

3.2 [•] shall direct State Street Bank and Trust Company as custodian for the Acquired Fund (“Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, which Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3 [•] shall direct NYLIM Service Company LLC, in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Boards, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations and Warranties

4.1 Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of [•], [•], on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

(a) The Acquired Fund is duly organized as a series of [•], which is a [corporation/business trust] duly organized, validly existing and in good standing under the laws of the State of [Maryland/Massachusetts], with power under [•]’s [Articles of Incorporation/Declaration of Trust] and By-Laws, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted; and

(b) [•] is a registered investment company classified as a management company of the open-end type, and its registration with the SEC as an investment company under the 1940 Act, and the registration of Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, [•], on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, The MainStay Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) [•] is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of its [Articles of Incorporation/Declaration of Trust] or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which [•], on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which [•], on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by The MainStay Funds, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. [•], on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated October 31, 2008 have been audited by KPMG LLP, independent accountants, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since October 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by [•] and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares;

(n) The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of [•], on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the

Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2 Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of The MainStay Funds, The MainStay Funds, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund, as follows:

(a) The Acquiring Fund is duly organized as series of The MainStay Funds, which is a business trust duly organized, validly existing, and in good standing under the laws of the State of Massachusetts with power under its Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The MainStay Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquiring Fund Shares under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, The MainStay Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of The MainStay Funds’ Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which The MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which The MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by [•], on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against The MainStay Funds, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The MainStay Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund dated October 31, 2008 have been audited by KPMG LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since October 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph

(i), a decline in net asset value per share of the Acquiring Fund’s shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by The MainStay Funds and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of The MainStay Funds, on behalf of the Acquiring Fund, and this Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the Special Meeting of Shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.	Covenants of the Acquiring Fund and the Acquired Fund

5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 [•] will call a Special Meeting of the Shareholders of the Acquired Fund to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5 Subject to the provisions of this Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 (“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting of the Shareholders of the Acquired Fund to consider approval of this Plan and the transactions contemplated herein.

5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquiring Fund Shares received at the Closing.

5.8 The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.9 [•], on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as The MainStay Funds, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) [•]’s, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) The MainStay Funds’, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Plan.

5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	Conditions Precedent to Obligations of the Acquired Fund

The obligations of [•], on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at [•]’s election, to the performance by The MainStay Funds, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of The MainStay Funds, on behalf of the Acquiring Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2 The MainStay Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to [•], and dated as of the Closing Date, to the effect that the representations and warranties of The MainStay Funds, on behalf of the Acquiring Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as [•] shall reasonably request;

6.3 The MainStay Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by The MainStay Funds, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	Conditions Precedent to Obligations of the Acquiring Fund

The obligations of The MainStay Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at The MainStay Funds’ election, to the performance by [•], on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of [•], on behalf of the Acquired Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 [•] shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of [•];

7.3 [•], on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of [•], on behalf of the Acquired Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as The MainStay Funds shall reasonably request;

7.4 [•], on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by [•], on behalf of the Acquired Fund, on or before the Closing Date;

7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to [•], on behalf of the Acquired Fund, or The MainStay Funds, on behalf of the Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1 The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of [•]’s [Articles of Incorporation/Declaration of Trust] and By-Laws, applicable [Maryland/Massachusetts] law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, [•] and The MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 8.1;

8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to [•]’s or The MainStay Funds’ knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by [•] and The MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5 The parties shall have received the opinion of counsel to [•], on behalf of the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to [•] of representations it shall request of The MainStay Funds. Notwithstanding anything herein to the contrary, [•] and The MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the condition set forth in this paragraph 8.5.

9.	Indemnification

9.1 The MainStay Funds, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

9.2 [•], out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

10.	Brokerage Fees and Expenses

10.1 The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses incurred in connection with the Reorganization.

10.2 The expenses relating to the proposed Reorganization will be borne by New York Life Investments, the Acquired Fund and/or the Acquiring Fund as mutually agreed upon. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	Entire Agreement; Survival of Warranties

11.1 The MainStay Funds and [•] agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Plan constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.	Termination

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Boards of The MainStay Funds and [•], on behalf of either the Acquiring Fund or the Acquired Fund, respectively, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Boards, make proceeding with the Plan inadvisable.

13.	Amendments

This Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of The MainStay Funds and [•], on behalf of either the Acquiring Fund or the Acquired Fund, respectively; provided, however, that following the Special Meeting of the Shareholders of the Acquired Fund called by [•], pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquiring Fund Shares to be issued to the Investor Class, Class A, Class B, Class C [and] Class I [Class R2] [Class R3] Acquired Fund Shareholders, respectively, under this Plan to the detriment of such shareholders without their further approval.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, Attn: Marguerite E. H. Morrison, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, Attn: Sander M. Bieber.

15.	Headings; Governing Law; Assignment; Limitation of Liability

15.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

15.2 This Plan shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

15.3 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan. Except as expressly provided otherwise in this Plan, the parties hereto will bear the expenses relating to the Reorganization as set forth in Section 10.2 as mutually agreed upon.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the th day of October, 2009.

THE MAINSTAY FUNDS On behalf of the Acquiring Fund: MainStay [•] Fund	[•] On behalf of the Acquired Fund: MainStay [•] Fund
By:	By:

New York Life Investments agrees to the provisions set forth in Sections 10.2 and 15.3 of this Plan.

NEW YORK LIFE
INVESTMENT MANAGEMENT LLC

By: Stephen P. Fisher President and Chief Executive Officer

EXHIBIT B

COMPARISON OF THE INVESTMENT OBJECTIVES, STRATEGIES, AND
RISK FACTORS OF EACH ACQUIRED FUND WITH ITS
CORRESPONDING ACQUIRING FUND

1.	Comparison of the Mid Cap Core Fund With the MAP Fund

The chart below compares the investment objectives, strategies, and risk factors of the Mid Cap Core Fund with those of the MAP Fund.

	Mid Cap Core Fund	MAP Fund
Investment Objective	To seek long-term growth of capital.	To seek long-term appreciation of capital. The Fund also seeks to earn income, but this is a secondary objective
Principal Investment Strategies	The Fund normally invests at least 80% of its assets in companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies in the Russell Midcap® Index, and invests primarily in common stocks of U.S. companies. Madison Square Investors, the Fund’s Subadvisor, seeks those mid-cap companies that it believes will outperform the average of the mid-cap universe.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes securities of approximately 800 of the smallest publicly-traded companies based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately	The Fund normally invests at least 65% of its total assets in equity-type securities, including common stocks, as well as securities convertible into, or exchangeable for, common stocks. The Fund primarily invests in domestic securities but may invest up to 35% of its net assets, plus any borrowings for investment purposes, in foreign securities. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for the purpose of this limitation.

The Fund employs two Subadvisors, ICAP and Markston, with complementary investment processes and styles, each of whom is responsible for managing a portion of the assets, as designated by New York Life Investments from time to time, under the general supervision

Mid Cap Core Fund	MAP Fund
31% of the total market capitalization of the Russell 1000 companies. The market capitalizations of companies in this Index fluctuate and as of May 29, 2009, they ranged from $103 million to $16.5 billion.	of New York Life Investments.
Investment Process	Madison Square Investors uses a quantitative management approach that ranks stocks based on a proprietary model. The model focuses on value, earnings, and behavioral characteristics in the market. Madison Square Investors ranks companies in the mid-cap universe and then generally invests in companies ranked in the top 50% of the universe. Madison Square Investors ranks stocks based on the financial strength of the issuer and the potential for strong, long-term earnings growth. This approach seeks to overweight those mid-cap stocks that Madison Square Investors believes will outperform the mid-cap universe as a whole. Stocks are generally sold when they are no longer ranked in the top 50% of the ranked universe by the proprietary model. A stock’s weight in the Fund is determined by its investment return prospects, risk outlook, transaction cost estimates as well as the portfolio risk control guidelines.	In pursuing the Fund’s investment objective, each Subadvisor seeks to identify securities that are out of favor but where a catalyst exists for turning such securities into investments that the Subadvisor believes will have improved performance. The Subadvisors’ investment processes and styles are as follows:

ICAP:  ICAP uses a team approach with a primarily large-cap value oriented investment style. ICAP’s investment process involves three key components: research, valuation and identification of a catalyst. Before a security is added to the Fund, ICAP’s investment team generally discusses, evaluates and approves each recommendation.

Research is key to the investment process. ICAP principally employs internally generated research to evaluate the financial condition and business prospects of every company it considers, focusing on those companies where a catalyst is about to occur. ICAP performs fundamental research, generally including communication with top management at each of

Mid Cap Core Fund	MAP Fund
these companies, and often customers, competitors and suppliers of these companies.

Valuation:  ICAP uses its proprietary valuation models to identify, from a universe of large- and mid-capitalization companies, those companies that ICAP believes offer the best relative values. According to the models, the stocks of these companies sell below the price-to-earnings ratio warranted by their prospects. From these undervalued companies, ICAP then eliminates from consideration those stocks that exhibit deteriorating earnings trends. By investing in companies with stable-to-improving earnings patterns with reasonable valuations, ICAP attempts to lessen investment risk in the search for superior returns.

Identification of a Catalyst: ICAP looks beyond traditional measures of value to find companies where a catalyst for positive change is about to occur. Specifically, ICAP focuses on companies where this catalyst has the potential to produce significant stock appreciation relative to the market over 12 to 18 months. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or the introduction of a new product).

Mid Cap Core Fund	MAP Fund
The process does not end with the purchase of a security. ICAP continuously monitors each security and evaluates whether to eliminate a security when its target price is achieved, the catalyst becomes inoperative or another stock offers greater opportunity for appreciation.

Markston:  Factors examined by Markston to seek value opportunities include statistical indications, such as low multiples of book value or cash flow, and more fundamental factors, such as industry consolidations. Markston also places emphasis on the presence of a catalyst that may unlock a company’s potential, such as management changes, restructurings and sales of underperforming assets. In selecting securities for investment, Markston also assesses the judgment, quality and integrity of company management and the track record of product development.

Although, under normal circumstances, Markston intends for the portion of the Fund it subadvises to hold its securities for a relatively long period of time, Markston may sell investments when it believes the opportunity for current profits or the risk of market decline outweighs the prospect of capital gains. Certain securities may be acquired from time to time in an effort to earn short-term profits.

Principal Risks	Mid Cap Core Fund	MAP Fund
Equity Investing	Investments in common stocks and other equity securities are subject to the risks of changing economic, stock market, industry and company conditions and the risks inherent in management’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunities for greater gain often come with the possibility of a greater risk of loss. Some of the securities in which the Fund may invest, therefore, may carry above-average risk compared to the risk of securities found in common stock indices, such as the Dow Jones Industrial Average and the S&P 500® Index.
Growth Investing	The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns

	Mid Cap Core Fund	MAP Fund
Value Investing	The principal risk of investing in value stocks is that they may never reach what the Fund’s Subadvisor believes is their full value or that they may even go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions and therefore the Fund’s performance may be lower or higher than that of funds that invest in other types of equity securities.
Portfolio Turnover	Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end). Portfolio turnover measures the amount of trading a Fund does during the year.

Principal Risks	Mid Cap Core Fund	MAP Fund
Mid-Cap Stocks	Mid-cap stocks are generally less established and may be more volatile and less liquid than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated business setbacks.	This is not a principal risk for the MAP Fund.

Principal Risks	Mid Cap Core Fund	MAP Fund
Foreign Securities	This is not a principal risk for the Mid Cap Core Fund.	To the extent that the fund invests a portion of its assets in foreign securities, which are securities issued by companies organized outside the U.S. and traded in markets outside the U.S., it will be subject to risks that differ from the risks of investing in securities of U.S. issuers.

These risk factors include fluctuating currency values, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information about issuers, changes in U.S. or foreign tax or currency laws, and changes in monetary policy.

Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile

Principal Risks	Mid Cap Core Fund	MAP Fund
than U.S. securities. There may also be difficulty in invoking legal protections across borders. Risks relating to withholding or other taxes, trading, settlement, custodial and other operational risks, and the loss of stringent investor protection and disclosure standards of some foreign markets may cause the Fund’s share price to be more volatile than that of a U.S. only fund.

The Fund may also incur higher expenses and costs when making foreign investments, which could affect the Fund’s performance.

Changes affecting particular regions or sectors of international markets may also have a significant impact on the Fund.

These risks are likely to be greater in emerging market countries than in countries with developed securities markets and more advanced regulatory regimes. Emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates.
Some of the foreign securities in which the Fund invests may be denominated in foreign currency. Changes in foreign currency exchange

Principal Risks	Mid Cap Core Fund	MAP Fund
rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund’s assets.

Some foreign securities may not be traded in the U.S. but are denominated in U.S. dollars. These securities are subject to some but not all of the risks of foreign investing.
Convertible Securities	This is not a principal risk for the Mid Cap Core Fund.	Convertible securities tend to be subordinate to other debt securities issued by the same company. The total return for a convertible security will be partly dependent upon performance of the underlying common stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.

2.	Comparison of the Income Manager Fund With the Total Return Fund

The chart below compares the investment objectives, strategies, and risk factors of the Income Manager Fund with those of the Total Return Fund.

	Income Manager Fund	Total Return Fund
Investment Objective	To seek to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks, fixed-income securities and money market investments.	To realize current income consistent with reasonable opportunity for future growth of capital and income.
Principal Investment Strategies	The Fund will generally invest at least 80% of its assets in income-producing securities subject to the following constraints:

Equity Securities — Up to 65% of the Fund’s net assets will be invested in equity securities and related derivatives, such as dividend paying common and preferred stocks.

•

At least 30% of the Fund’s net assets will be invested in U.S. equity securities, including investments in REITs.

The Fund normally invests a minimum of 30% of its net assets in equity securities and a minimum of 30% of its net assets in debt securities. From time to time, the Fund may temporarily invest slightly less than 30% of its net assets in equity or debt securities as a result of market conditions, individual securities transactions or cash flow considerations.

Total return is a combination of income and realized and unrealized capital gains.
Fixed Income Securities — At least 35% of the Fund’s net assets will be invested in fixed income securities, including cash and cash equivalents and related derivatives. These securities will consist of both investment grade and high-yield fixed-income securities, including:

Income Manager Fund	Total Return Fund
• Up to 25% of total assets, at the time of purchase, in high-yield securities; and
• Up to 15% of total assets, at the time of purchase, in a combination of emerging market debt and floating rate loans.
• The Fund may also invest in other fixed-income securities without restriction, including government, corporate, asset-backed and mortgage-backed securities.
The Fund does not have a minimum required allocation to money market instruments and will not normally invest more than 10% in these instruments.

In pursuing the Fund’s investment objective, the Fund may also invest up to 20% of its total assets, at the time of purchase, in foreign securities of developed or emerging markets, or in futures associated with such securities.
New York Life Investments manages the fixed-income portion of the Fund directly, and has retained Madison Square Investors as Subadvisor to manage the equity portion of the Fund.

Total return is a combination of income and realized and unrealized capital gains.

Income Manager Fund	Total Return Fund
Investment Process	The Fund attempts to achieve its objective through active management and allocation of investments among the asset classes by New York Life Investments. The presence of the constraints, however, may restrict the Manager’s and Madison Square Investors’ ability to fully maximize total return. To determine the best investment allocation, the Manager estimates risk, return and correlation for the asset groups based on a disciplined methodology. Even if this method occasionally indicates that the Fund should be fully invested in only one asset group, the Manager and Madison Square Investors will still follow the constraints on the percentage of assets, which may be allocated to each asset group.

In managing the Fund, the Manager and Madison Square Investors use a proprietary model to estimate expected returns, volatilities, and correlations of domestic and foreign stock markets and of domestic and foreign fixed-income securities. The Fund’s allocations are then structured to take advantage of perceived imbalances in relative pricing. The Manager and Madison Square Investors believe that short-term imbalances occur periodically but tend to be corrected relatively quickly. Although these	Equity Investments

The equity portion of the Fund will invest in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. The Fund will invest in global equity investments across all market capitalizations, and will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. The Subadvisor for the Fund’s equity portion, Epoch, desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high “shareholder yield.”

In determining which portfolio securities to purchase, Epoch utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. Epoch seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks Epoch finds attractive generally have valuations lower than the Advisor’s perception of their fundamental value.

Debt Investments

It is contemplated that the Fund’s long-term debt investments will typically consist of securities

Income Manager Fund	Total Return Fund
allocations maintain the balanced nature of the overall investments, they are not intended to act as a fully balanced investment program.

As part of its investment strategy, the Fund may invest in derivatives such as stock index futures to rebalance or alter its portfolio composition and risk profile, to create a synthetic money market position, and to otherwise diversify the Fund’s holdings where futures transactions are more efficient than direct investment transactions. Synthetic money market positions are generally created using derivatives and primarily include the use of shorting bond or stock index futures. The Fund may also engage in foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts (where the Fund agrees to buy an issued secure at a future date at a price determined at the time of the commitment) for any legally permissible purpose.	that are rated A or better by S&P or Moody’s or, if unrated, deemed to be of comparable creditworthiness by the Fund’s Subadvisor for the fixed income portion of the Fund, MacKay Shields. Principal debt investments include U.S. government securities, corporate bonds and mortgage-related and asset-backed securities. The Fund may also enter into mortgage dollar roll and to be announced (“TBA”) securities transactions. The Fund may invest in foreign debt securities.

Mortgage-related (including mortgage-backed) securities are debt securities whose values are based on underlying pools of mortgages. These securities may be issued by U.S. governmental entities or private issuers.

Asset-backed securities are debt securities whose values are based on underlying pools of credit receivables.

Income Manager Fund	Total Return Fund
In a forward contract, a fund agrees to buy an issued security at a future date at a price determined at the time of the commitment.

The Manager and Madison Square Investors may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Manager and Madison Square Investors may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.	In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

In addition, because of its investments in debt securities, the Fund may invest up to 20% of its assets in high-yield bonds and other debt securities rated below investment grade that MacKay Shields believes may provide capital appreciation in addition to income.

The Fund may also invest in convertible securities such as bonds, debentures, corporate notes and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities.

The Fund maintains a flexible approach by investing in a broad range of securities, which may be diversified by company, industry and type.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell an equity security, the Subadvisor may evaluate, among other things, meaningful changes in the issuer’s financial condition, including a deceleration in revenue and earnings growth. In considering whether to

Income Manager Fund	Total Return Fund
sell a debt security, the Subadvisor may evaluate, among other things, a decline in the security’s rating by S&P or Moody’s.

Principal Risks	Income Manager Fund	Total Return Fund
Equity Investing	Investments in common stocks and other equity securities are subject to the risks of changing economic, stock market, industry and company conditions and the risks inherent in management’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunities for greater gain often come with the possibility of a greater risk of loss. Some of the securities in which the Fund may invest, therefore, may carry above average risk compared to the risk of securities found in common stock indices, such as the Dow Jones Industrial Average and the S&P 500® Index.
The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. S&P 500® is a trademark of The McGraw-Hill Companies, Inc. The market capitalizations of companies in this Index fluctuate and as of March 31, 2009, they ranged from $360 million to $336.5 billion.
Value Stocks	The principal risk of investing in value stocks is that they may never reach what the Manager or Subadvisor believes is their full value or that they may even go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions and therefore the Fund’s performance may be lower or higher than that of funds that invest in other types of equity securities.
Debt Investing	The values of debt securities fluctuate depending upon various factors, including interest rates, issuer creditworthiness, liquidity, market conditions, and maturities.
High Yield Debt Securities	As part of the Fund’s fixed-income investment strategy, the Fund principally invests in high-yield debt securities (“junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium — a high interest rate or yield — because of the increased risk of loss. These securities can also be subject to greater price volatility.

Principal Risks	Income Manager Fund	Total Return Fund
Foreign Securities	Because the Fund invests in foreign securities, which are securities issued by companies organized outside the U.S. and traded in markets outside the U.S., they will be subject to risks that differ from the risks of investing in securities of U.S. issuers.
These risk factors include fluctuating currency values, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information about issuers, changes in U.S. or foreign tax or currency laws, and changes in monetary policy.
Foreign securities can be subject to most, if not all, of the risks of foreign investing. These risks are likely to be greater in emerging market countries than in countries with developed securities markets and more advanced regulatory regimes. Risks relating to withholding or other taxes, trading, settlement, custodial and other operational risks, and the loss of stringent investor protection and disclosure standards of some foreign markets may cause the Fund’s share price to be more volatile than that of a U.S.-only fund.
Derivatives	The Fund’s principal investments include derivatives such as options and stock index futures. The Total Return Fund may invest up to 10% of its assets in swaps, including credit default swaps. The use of derivatives may increase the volatility of the Fund’s NAV and may involve a small investment of cash relative to the magnitude of risk assumed. The Fund may use derivatives to try to enhance returns or reduce the risk of loss (hedge) of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives.
Portfolio Turnover	Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you may pay taxes, even if you do not sell any shares by year-end).
Smaller Capitalization Stocks	Historically, mid- and small-cap stocks have been more volatile than stocks in the S&P 500® Index.	This is not a principal risk for the Total Return Fund.

Principal Risks	Income Manager Fund	Total Return Fund
Floating Rate Loans	The floating rate loans in which the Fund also principally invests are usually rated less than investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid that higher quality debt securities. These securities pay investors a higher interest rate because of the increased risk of loss. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the Fund’s net asset value could go down and you could lose money. In times of unusual or adverse market, economic or political conditions these securities may experience higher than normal default rates.	This is not a principal risk for the Total Return Fund.

Principal Risks	Income Manager Fund	Total Return Fund
Asset Allocation	Overall, the Fund’s performance depends on the Manager’s or Madison Square Investors’ ability to consistently and correctly determine the relative attractiveness of the asset classes, and, to a lesser extent, the Manager’s or Madison Square Investors’ ability to select individual securities or futures within each asset class. However, prices change not only in response to economic factors but to psychological factors as well. These factors are difficult to interpret and quantify. It is therefore possible for the Fund to have a small investment in stocks during a period of rising stock prices, or a small investment in bonds during a period of rising bond prices.	This is not identified as a principal risk for the Total Return Fund, although the Total Return Fund would be subject generally to similar risks.

Principal Risks	Income Manager Fund	Total Return Fund
Mortgage-Related and Asset-Backed Securities	This is not identified as a principal risk of the Income Manager Fund, although the Fund currently invests in these types of securities and would be subject to similar risks.	The Fund’s principal investments include mortgage-related and asset-backed securities, TBA securities transactions and floaters, including inverse floaters. The principal risk of mortgage dollar rolls is that the security the Fund receives at the end of the transaction may be worth less than the security the Fund sold to the same counterparty at the beginning of the transaction. Prepayment risk is a risk associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. On the other hand, if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Fund to lose money. The principal risks of TBA securities transactions are increased credit risk and increased overall investment exposure.

Principal Risks	Income Manager Fund	Total Return Fund
Convertible Securities	This is not a principal risk of the Income Manager Fund.	Convertible securities tend to be subordinate to other debt securities issued by the same company. The total return for a convertible security will be partly dependent upon performance of the underlying common stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.
REITs	Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults. REITs are also subject to heavy cash flow dependency.	This is not a principal risk of the Total Return Fund.

3.	Comparison of the Mid Cap Growth Fund With the Large Cap Growth Fund

The chart below compares the investment objectives, strategies, and risk factors of the Mid Cap Growth Fund with those of the Large Cap Growth Fund.

	Mid Cap Growth Fund	Large Cap Growth Fund
Investment Objective	To seek long-term growth of capital.	To seek long-term growth of capital.
Principal Investment Strategies	The Fund normally invests at least 80% of its assets in companies with market capitalizations that, at the time of investment, are similar to the market capitalization of companies in the Russell Midcap® Growth Index and invests primarily in U.S. common stocks and securities related to U.S. common stocks. The Fund seeks to participate primarily in the technology, healthcare, communications and other high-growth industries. Securities issued by many companies in these markets are frequently considered “growth stocks.” The common stocks of companies with a history of increasing earnings at a rate that is generally higher than that of average companies are also considered “growth stocks.” New York Life Investments, the Fund’s Manager, will select investments based on the economic environment and the attractiveness of particular markets, as well as the financial condition and competitiveness of individual companies. The Fund may also engage in the lending of portfolio securities.	The Fund invests in companies that have the potential for above-average future earnings growth with management focused on shareholder value. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings) in large capitalization companies. These are companies having a market capitalization in excess of $4.0 billion at the time of purchase and generally are improving their financial returns. The Fund’s investment strategy may result in high portfolio turnover.

Mid Cap Growth Fund	Large Cap Growth Fund
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ration and higher forecasted growth values. The market capitalizations of companies in the Russell Midcap® Growth Index fluctuate and as of May 29, 2009, they ranged from $103 million to $16.4 billion.
Investment Process	The Fund maintains a flexible approach toward investing in various types of companies as well as multiple types of securities, including common stocks, preferred stocks, warrants and other equity securities, depending upon the economic environment and the relative attractiveness of the various securities markets. It may invest in any securities that, in the judgment of the Manager, are ready for a rise in price, or are expected to undergo an acceleration in growth of earnings. The latter could occur because of special factors, such as:	The Fund will invest in those companies that Winslow Capital, the Fund’s Subadvisor, believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock mutual fund) over the long term.

When purchasing stocks for the Fund, Winslow Capital looks for companies typically having some or all of the following attributes:
• addressing markets with growth opportunities;
• leading or gaining market share;
• new management;	• identifiable and sustainable competitive advantages;
• new products;	• a management team that can perpetuate the firm’s competitive advantages; and, in the Subadvisor’s view,
• changes in consumer demand; and
• changes in the economy.	• high, and preferably rising, returns on invested capital.

Mid Cap Growth Fund	Large Cap Growth Fund
The Manager may sell a stock if the stock’s earnings growth rate decelerates, if its valuation is deemed too high in relation to its growth rate or to its peer group or if, in general, the Manager does not believe that the security will help the Fund meet its investment objective.	Winslow Capital takes a bottom-up investment approach when selecting investments for the Fund. This means it bases investment decisions on company specific factors, not general economic conditions. Winslow Capital also employs a sell discipline pursuant to which it will sell some or all of its position in a stock when:
• a stock becomes fully valued or a position exceeds 5% of the Fund, and/or
• the fundamental business prospects are deteriorating.
Additionally, all stocks that decline 20% or more from a recent high are immediately reviewed for possible fundamental deterioration.
Typically, Winslow Capital invests substantially all of the Fund’s investable assets in domestic securities. However, the Fund is permitted to invest up to 20% of its net assets in foreign securities.

Principal Risks	Mid Cap Growth Fund	Large Cap Growth Fund
Equity Investing	Investments in common stocks and other equity securities are subject to the risks of changing economic, stock market, industry and company conditions and the risks inherent in management’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunities for greater gain often come with the possibility of a greater risk of loss. Some of the securities in which the Fund may invest, therefore, may carry above-average risk compared to the risk of securities found in common stock indices, such as the Dow Jones Industrial Average and the S&P 500® Index.
Growth Investing	The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.
Foreign Securities	This is not a principal risk for the Mid Cap Growth Fund.	Since the Fund may invest in foreign securities, it may be subject to various risks of loss that are different from the risks of investing in securities of U.S.-based companies. Please see “More About Investment Strategies and Risks” for a more detailed discussion of foreign securities risks.
Mid-Cap Stocks	Mid-cap stocks are generally less established and may be more volatile and less liquid than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated business setbacks.	This is not a principal risk for the Large Cap Growth Fund.
Competitive Industries and Sectors	The Fund normally invests in companies in highly competitive industries and sectors. Competition and advances in technology make these companies highly volatile.	This is not a principal risk for the Large Cap Growth Fund.

Principal Risks	Mid Cap Growth Fund	Large Cap Growth Fund
Portfolio Turnover	This is not a principal risk for Mid Cap Growth Fund.	Due to its trading strategy, the Large Cap Growth Fund’s portfolio turnover rate may be over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).
Securities Lending	The Fund’s use of securities lending presents certain risks. The risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.	This is not a principal risk for the Large Cap Growth Fund.

EXHIBIT C

COMPARISON OF THE FUNDAMENTAL INVESTMENT POLICIES*
OF THE MID CAP CORE FUND AND MAP FUND

(*Policies that may not be changed without shareholder approval)

	Mid Cap Core Fund	MAP Fund
Senior Securities	The Fund may not issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing.	The Fund may issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Borrowing Money	The Fund may not borrow money except for (i) the short term credits from banks referred to in the fundamental investment restriction on purchasing securities on margin and obtaining short-term credits from banks below and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the unexpected disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made. Outstanding borrowings will be repaid before any subsequent investments are made.	The Fund may borrow money to the extent permitted in the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

	Mid Cap Core Fund	MAP Fund
Underwriting Securities	The Fund may not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 (the “Securities Act” or the “1933 Act”).	The Fund may act as underwriter of securities within the meaning of the 1933 Act, to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Diversification	The Fund may not purchase the securities of any one issuer, other than the U.S. government or any of its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.	The Fund shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

	Mid Cap Core Fund	MAP Fund
Concentration in Industries	The Fund may not invest more than 25% of the value of its total assets in any one industry.	The Fund may not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)).
Purchasing Real Estate	The Fund may not purchase or otherwise acquire interests in real estate including interests in real estate limited partnerships or real estate mortgage loans, or interests in oil, gas or other mineral exploration or development programs.	The Fund may purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Purchasing Commodities or Commodity Contracts	The Fund may not purchase or acquire commodities or commodity contracts.	The Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

	Mid Cap Core Fund	MAP Fund
Making Loans	The Fund may not make loans of its assets to any person, except for the lending of portfolio securities, the purchase of debt securities and the entering into of repurchase agreements.	The Fund may make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Purchasing Securities on Margin	The Fund may not purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities.	This is not a fundamental investment restriction for the MAP Fund.
Mortgaging, Pledging or Hypothecating Assets	The Fund may not mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in the fundamental restriction on borrowing money above.	This is not a fundamental investment restriction for the MAP Fund.
Purchasing Securities of Other Investment Companies	The Fund may not purchase the securities of any other investment company (other than certain issuers of mortgage-backed and asset-backed securities), except by purchase in the open market where no commission or profit to a sponsor or dealer (other than the customary broker’s commission) results from such purchase, and except when such purchase is part of a merger, consolidation or acquisition of assets.	This is not a fundamental investment restriction for the MAP Fund.
Selling Securities Short	The Fund may not sell securities short or invest in puts, calls, straddles, spreads or combinations thereof.	This is not a fundamental investment restriction for the MAP Fund.

	Mid Cap Core Fund	MAP Fund
Participating in a Securities Trading Account	The Fund may not participate on a joint, or a joint and several, basis in any securities trading account.	This is not a fundamental investment restriction for the MAP Fund.
Investing in Companies to Exercise Control	The Fund may not invest in companies for the purpose of exercising control.	This is not a fundamental investment restriction for the MAP Fund.

EXHIBIT D

SIMILARITIES AND DIFFERENCES IN THE ORGANIZATION OF
THE MAINSTAY FUNDS, ECLIPSE FUNDS AND ECLIPSE FUNDS INC.

	The MainStay Funds	Eclipse Funds	Eclipse Funds Inc.
What constitutes a quorum of shareholders?	A majority of outstanding shares of the Trust or a series thereof present in person or by proxy.	A majority of shares entitled to vote present in person or by proxy.	One-third of shares entitled to vote present in person or by proxy.
Can the Fund issue an unlimited number of shares?	Yes.	Yes.	No.
Do the Trustees/Directors have the power to materially amend the Declaration of Trust or the Articles of Incorporation without shareholder approval?	Yes, but only if: (i) the Trustees deem it necessary to conform the Declaration of Trust to applicable federal laws or regulations; or (ii) the Trustees deem it necessary or desirable to change the name of the Trust or to make any other changes in the Declaration of Trust which do not materially adversely affect the rights of shareholders. A change which would diminish or eliminate voting rights or liquidation preferences is deemed to “materially adversely affect the rights of shareholders” for this purpose.	Yes, unless such amendment would adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law.	Yes, so long as such amendment is not in contravention of applicable law, which allows for changes in (i) the name of the corporation, (ii) the name or designation of the par value of any class of series or stock or (iii) the aggregate par value without shareholder approval.
Is the termination of The MainStay Funds, Eclipse Funds or Eclipse Funds Inc. (as opposed to a series thereof) possible without shareholder approval?	Yes.	No.	Yes.

D-1

	The MainStay Funds	Eclipse Funds	Eclipse Funds Inc.
May the Trustees/Directors act without a meeting?	Yes.	Yes.	Yes.
What are the provisions regarding Trustee/Director liability?	Trustees will not be subject to personal liability except by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of duties.	Trustees will not be subject to personal liability except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties.	Directors are protected from personal liability to the fullest extent allowed by applicable law, which generally allows the limitation of liability unless (1) there is an actual receipt by a director of an improper personal benefit in the form of money, property or services or (2) the director is guilty of active and deliberate dishonesty which is adjudicated to be material to the cause of action, no director shall be liable to Eclipse Funds Inc. or its stockholders for money damages.
What are the provisions regarding shareholder liability?	The Declaration of Trust provides an express disclaimer of liability, but it is commonly believed that, under certain circumstances, shareholders of the Funds may be held personally liable as partners under Massachusetts law for obligations of The MainStay Funds. This possibility, however, is believed to be remote.	The Declaration of Trust provides an express disclaimer of liability, but it is commonly believed that, under certain circumstances, shareholders of the Funds may be held personally liable as partners under Massachusetts law for obligations of the Eclipse Funds. This possibility, however, is believed to be remote.	Shareholders will only be liable to the extent provided under Maryland law, which generally is limited to liability arising out of shareholders’ own conduct or acts.
Is a shareholder vote required for a reorganization?	Approval of a majority of the outstanding voting securities is required for a reorganization	Approval of not less than a majority of the shares outstanding and entitled to vote is required for a reorganization	No shareholder approval is required for a reorganization under the organizational documents or applicable Maryland law.

D-2

EXHIBIT E

FINANCIAL HIGHLIGHTS OF THE ACQUIRING FUNDS

The financial highlights tables are intended to help you understand the financial performance of the shares of the MAP Fund, the Total Return Fund and the Large Cap Growth Fund for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds for the stated period (assuming reinvestment of all dividends and distributions). The information for each Fund for the six months ended April 30, 2009 is unaudited.

Information for the periods ended October 31, 2008, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 have been derived from the financial statements, which were audited by KPMG LLP, whose report, along with the Funds’ financial statements, is included in the annual reports, which are available upon request.

With respect to the Large Cap Growth Fund, from July 1, 1995 until March 31, 2005, the Fund operated as the FMI Winslow Growth Fund (“Winslow Fund”). Upon the completion of the reorganization of the Winslow Fund with and into the Large Cap Growth Fund on March 31, 2005, the Class A shares of the Large Cap Growth Fund assumed the performance, financial and other historical information of the Winslow Fund. Information for the periods ended October 31, 2008, October 31, 2007, October 31, 2006, October 31, 2005, June 30, 2005 and June 30, 2004 for the Large Cap Growth Fund has been derived from the financial statements, and the information for the periods presented prior to June 30, 2005 has been audited by the Winslow Fund’s previous independent registered public accounting firm. Information for the fiscal periods ended on or after June 30, 2005, has been audited by KPMG LLP, whose report, along with the Large Cap Growth Fund’s financial statements, are included in the annual report of the Large Cap Growth Fund, which is available upon request.

MainStay MAP Fund

Financial Highlights
Selected per Share Data and Ratios

	Class A
	Six Months Ended April 30, 2009*		Year Ended October 31,
			2008	2007	2006	2005		2004
Net asset value at beginning of period	$23.04		$41.39	$38.55	$35.03	$32.08		$28.04
Net investment income (loss)(a)	0.16		0.31	0.31	0.11	0.10	(b)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.62)		(13.88)	5.68	5.54	4.16		4.05
Net realized and unrealized loss on foreign currency transactions	—		(0.01)	—	—	—		—
Total from investment operations	(1.46)		(13.58)	5.99	5.65	4.26		4.04
Less dividends and distributions:
From net investment income	(0.32)		(0.22)	(0.09)	—	—		—
From net realized gain on investments	—		(4.55)	(3.06)	(2.13)	(1.31)		—
Total dividends and distributions	(0.32)		(4.77)	(3.15)	(2.13)	(1.31)		—
Net asset value at end of period	$21.26		$23.04	$41.39	$38.55	$35.03		$32.08
Total investment return(c)	(6.28	)%(d)	(36.80)%	16.61%	16.80%	13.51%		14.41%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.65	%†	0.96%	0.79%	0.28%	0.29	%(b)	(0.05)%
Net expenses	1.19	%†	1.23%	1.27%	1.35%	1.35%		1.35%
Expenses (before waiver/ reimbursement)	1.32	%†	1.25%	1.27%	1.33%	1.37%		1.38%
Portfolio turnover rate	33%		96%	76%	100%	56%		64%
Net assets at end of period (in 000’s)	$240,884		$291,812	$647,374	$524,523	$358,214		$268,513

*	Unaudited.
**	Commencement of operations.
†	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Net investment income (loss) and the ratio of net investment income (loss) includes $0.04 per share and 0.11%, respectively as a result of a special one time dividend from Microsoft Corp.
(c)	Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I and Class R3 shares are not subject to sales charges.
(d)	Total return is not annualized.

Financial Highlights
Selected per Share Data and Ratios

	Class I
	Six Months Ended April 30, 2009*		Year Ended October 31,
			2008	2007	2006	2005		2004
Net asset value at beginning of period	$23.51		$42.13	$39.15	$35.50	$32.37		$28.19
Net investment income(a)	0.18		0.39	0.45	0.23	0.24	(b)	0.09
Net realized and unrealized gain (loss) on investments	(1.65)		(14.12)	5.78	5.62	4.20		4.09
Net realized and unrealized loss on foreign currency transactions	—		(0.00)‡	—	—	—		—
Total from investment operations	(1.47)		(13.73)	6.23	5.85	4.44		4.18
Less dividends and distributions:
From net investment income	(0.39)		(0.34)	(0.19)	(0.07)	—		—
From net realized gain on investments	—		(4.55)	(3.06)	(2.13)	(1.31)		—
Total dividends and distributions	(0.39)		(4.89)	(3.25)	(2.20)	(1.31)		—
Net asset value at end of period	$21.65		$23.51	$42.13	$39.15	$35.50		$32.37
Total investment return(c)	(6.19	)%(d)	(36.59)%	16.99%	17.21%	13.96%		14.83%
Ratios (to average net assets)/Supplemental Data:
Net investment income	1.82	%†	1.22%	1.15%	0.61%	0.69	%(b)	0.31%
Net expenses	0.98	%†	0.96%	0.92%	1.03%	0.95%		0.99%
Expenses (before waiver/ reimbursement)	1.07	%†	0.96%	0.92%	1.01%	0.97%		1.02%
Portfolio turnover rate	33%		96%	76%	100%	56%		64%
Net assets at end of period (in 000’s)	$444,135		$425,266	$438,054	$358,423	$320,099		$274,975

MainStay MAP Fund

Financial Highlights
Selected per Share Data and Ratios

	Class B
	Six Months Ended April 30, 2009*		Year Ended October 31,
			2008	2007	2006	2005		2004
Net asset value at beginning of period	$21.36		$38.79	$36.49	$33.50	$30.96		$27.26
Net investment income (loss)(a)	0.06		0.04	0.02	(0.15)	(0.15	)(b)	(0.24)
Net realized and unrealized gain (loss) on investments	(1.50)		(12.91)	5.34	5.27	4.00		3.94
Net realized and unrealized loss on foreign currency transactions	—		(0.01)	—	—	—		—
Total from investment operations:	(1.44)		(12.88)	5.36	5.12	3.85		3.70
Less dividends and distributions:
From net investment income	(0.05)		—	—	—	—		—
From net realized gain on investments	—		(4.55)	(3.06)	(2.13)	(1.31)		—
Total dividends and distributions	(0.05)		(4.55)	(3.06)	(2.13)	(1.31)		—
Net asset value at end of period	$19.87		$21.36	$38.79	$36.49	$33.50		$30.96
Total investment return(c)	(6.75	)%(d)	(37.33)%	15.73%	15.94%	12.64%		13.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.64	%†	0.13%	0.06%	(0.45)%	(0.46	)%(b)	(0.80)%
Net expenses	2.20	%†	2.07%	2.02%	2.10%	2.10%		2.10%
Expenses (before waiver/ reimbursement)	2.33	%†	2.07%	2.02%	2.08%	2.12%		2.13%
Portfolio turnover rate	33%		96%	76%	100%	56%		64%
Net assets at end of period (in 000’s)	$153,759		$189,015	$378,342	$354,543	$387,772		$313,765

*	Unaudited.
**	Commencement of operations.
†	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Net investment income (loss) and the ratio of net investment income (loss) includes $0.04 per share and 0.11%, respectively as a result of a special one time dividend from Microsoft Corp.
(c)	Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I and Class R3 shares are not subject to sales charges.
(d)	Total return is not annualized.

Financial Highlights
Selected per Share Data and Ratios

	Class C
	Six Months Ended April 30, 2009*		Year Ended October 31,
			2008	2007	2006	2005		2004
Net asset value at beginning of period	$21.37		$38.79	$36.49	$33.50	$30.96		$27.26
Net investment income (loss)(a)	0.06		0.04	0.01	(0.16)	(0.15	)(b)	(0.24)
Net realized and unrealized gain (loss) on investments	(1.51)		(12.90)	5.35	5.28	4.00		3.94
Net realized and unrealized loss on foreign currency transactions	—		(0.01)	—	—	—		—
Total from investment operations:	(1.45)		(12.87)	5.36	5.12	3.85		3.70
Less dividends and distributions:
From net investment income	(0.05)		—	—	—	—		—
From net realized gain on investments	—		(4.55)	(3.06)	(2.13)	(1.31)		—
Total dividends and distributions	(0.05)		(4.55)	(3.06)	(2.13)	(1.31)		—
Net asset value at end of period	$19.87		$21.37	$38.79	$36.49	$33.50		$30.96
Total investment return(c)	(6.79	)%(d)	(37.30)%	15.73%	15.94%	12.64%		13.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.64	%†	0.13%	0.04%	(0.46)%	(0.46	)%(b)	(0.80)%
Net expenses	2.20	%†	2.07%	2.02%	2.10%	2.10%		2.10%
Expenses (before waiver/ reimbursement)	2.33	%†	2.07%	2.02%	2.08%	2.12%		2.13%
Portfolio turnover rate	33%		96%	76%	100%	56%		64%
Net assets at end of period (in 000’s)	$143,076		$178,672	$331,430	$245,458	$181,398		$138,044

MainStay MAP Fund

Financial Highlights
Selected per Share Data and Ratios

	Class R3
	Six Months Ended April 30, 2009*		Year Ended October 31,		April 28, 2006** Through October 31, 2006
			2008	2007
Net asset value at beginning of period	$22.97		$41.31	$38.49	$37.46
Net investment income(a)	0.12		0.19	0.17	(0.02)
Net realized and unrealized gain (loss) on investments	(1.62)		(13.82)	5.73	1.05
Net realized and unrealized loss on foreign currency transactions	—		(0.00)‡	—	—
Total from investment operations	(1.50)		(13.63)	5.90	1.03
Less dividends and distributions:
From net investment income	(0.20)		(0.16)	(0.02)	—
From net realized gain on investments	—		(4.55)	(3.06)	—
Total dividends and distributions	(0.20)		(4.71)	(3.08)	—
Net asset value at end of period	$21.27		$22.97	$41.31	$38.49
Total investment return(c)	(6.48	)%(d)	(36.96)%	16.37%	2.75	%(d)
Ratios (to average net assets)/Supplemental Data:
Net investment income	1.18	%†	0.61%	0.42%	(0.10	)%†
Net expenses	1.58	%†	1.56%	1.52%	1.72	%†
Expenses (before waiver/ reimbursement)	1.67	%†	1.56%	1.52%	1.73	%†
Portfolio turnover rate	33%		96%	76%	100%
Net assets at end of period (in 000’s)	$1,030		$310	$256	$10

*	Unaudited.
**	Commencement of operations.
†	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Net investment income (loss) and the ratio of net investment income (loss) includes $0.04 per share and 0.11%, respectively as a result of a special one time dividend from Microsoft Corp.
(c)	Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I and Class R3 shares are not subject to sales charges.
(d)	Total return is not annualized.

Financial Highlights
Selected per Share Data and Ratios

	Investor Class
	Six Months Ended April 30, 2009*		February 28, 2008** Through October 31, 2008
Net asset value at beginning of period	$23.04		$32.90
Net investment income (loss)(a)	0.13		0.17
Net realized and unrealized gain (loss) on investments	(1.62)		(10.02)
Net realized and unrealized loss on foreign currency transactions	—		(0.01)
Total from investment operations	(1.49)		(9.86)
Less dividends and distributions:
From net investment income	(0.28)		—
From net realized gain on investments	—		—
Total dividends and distributions	(0.28)		—
Net asset value at end of period	$21.27		$23.04
Total investment return(c)	(6.43	)%(d)	(29.97	)%(d)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.36	%†	0.81	%†
Net expenses	1.45	%†	1.35	%†
Expenses (before waiver/reimbursement)	1.58	%†	1.35	%†
Portfolio turnover rate	33%		96%
Net assets at end of period (in 000’s)	$74,500		$72,709

MainStay Total Return Fund

Financial Highlights
Selected per Share Data and Ratios

	Class A
	Six Months Ended April 30, 2009*		Year Ended October 31,
			2008		2007	2006		2005		2004
Net asset value at beginning of period	$12.57		$20.10		$19.82	$18.92		$17.96		$17.42
Net investment income	0.15	(a)	0.32	(a)	0.35 (a)	0.27	(a)	0.21	(b)	0.17
Net realized and unrealized gain (loss) on investments	(0.08)		(5.27)		1.88	1.67	(e)	1.29		0.54
Net realized and unrealized gain on foreign currency transactions	0.00	‡	0.01		—	—		—		—
Total from investment operations	0.07		(4.94)		2.23	1.94		1.50		0.71
Less dividends and distributions:
From net investment income	(0.18)		(0.32)		(0.35)	(0.27)		(0.21)		(0.17)
From net realized gain on investments	—		(2.27)		(1.60)	(0.77)		(0.33)		—
Total dividends and distributions	(0.18)		(2.59)		(1.95)	(1.04)		(0.54)		(0.17)
Net asset value at end of period	$12.46		$12.57		$20.10	$19.82		$18.92		$17.96
Total investment return(c)	0.51	%(f)	(27.88)%		12.18%	10.53	%(d)(e)	8.43%		4.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income	2.55	%†	1.93%		1.81%	1.42%		1.10	%(b)	0.94%
Net expenses	1.16	%†	1.18%		1.19%	1.19%		1.19%		1.30%
Expenses (before waiver/ reimbursement)	1.21	%†	1.26%		1.27%	1.34	%(d)	1.31%		1.30%
Portfolio turnover rate	60	%(g)	101	%(g)	68%	70	%(g)	77	%(g)	103%
Net assets at end of period (in 000’s)	$170,663		$185,491		$518,547	$502,340		$98,180		$115,877

*	Unaudited.
**	Commencement of operations.
†	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Net investment income includes $0.01 per share and there was no effect to the net income ratio, as a result of a special one time dividend from Microsoft Corp.
(c)	Total return is calculated exclusive of sales charge and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(d)	Includes nonrecurring reimbursements from the Manager for professional fees. The effect on total return was less than one-hundredth of a percent.

Financial Highlights
Selected per Share Data and Ratios

	Class I
	Six Months Ended April 30, 2009*		Year Ended October 31,							January 2, 2004** Through October 31, 2004
			2008		2007	2006		2005
Net asset value at beginning of period	$12.65		$20.25		$19.90	$18.98		$17.92		$17.98
Net investment income	0.17	(a)	0.37	(a)	0.44 (a)	0.36	(a)	0.26	(b)	0.15
Net realized and unrealized gain (loss) on investments	(0.08)		(5.33)		1.93	1.69	(e)	1.42		(0.03)
Net realized and unrealized gain on foreign currency transactions	0.00	‡	0.01		—	—		—		—
Total from investment operations	0.09		(4.95)		2.37	2.05		1.68		0.12
Less dividends and distributions:
From net investment income	(0.20)		(0.38)		(0.42)	(0.36)		(0.29)		(0.18)
From net realized gain on investments	—		(2.27)		(1.60)	(0.77)		(0.33)		—
Total dividends and distributions	(0.20)		(2.65)		(2.02)	(1.13)		(0.62)		(0.18)
Net asset value at end of period	$12.54		$12.65		$20.25	$19.90		$18.98		$17.92
Total investment return(c)	0.69	%(f)	(27.60)%		12.65%	11.11	%(d)(e)	9.51%		0.68	%(f)
Ratios (to average net assets)/Supplemental Data:
Net investment income	2.92	%†	2.31%		2.23%	1.86%		1.43	%(b)	1.40	%†
Net expenses	0.79	%†	0.79%		0.81%	0.74%		0.86%		0.84	%†
Expenses (before waiver/ reimbursement)	0.96	%†	0.97%		0.93%	0.89	%(d)	0.98%		0.84	%†
Portfolio turnover rate	60	%(g)	101	%(g)	68%	70	%(g)	77	%(g)	103%
Net assets at end of period (in 000’s)	$47		$43		$29	$13		$7		$3

(e)	The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager’s reimbursement of such losses was less than $0.01 per share on net realized gains on investments and the effect on total investment return was less than 0.02%, respectively.
(f)	Total return is not annualized.
(g)	The portfolio turnover rates not including mortgage dollar rolls were 44%, 86%, 55% and 38% for the six month period ended April 30, 2009 and for the years ended October 31, 2008, 2006 and October 31, 2005, respectively.

MainStay Total Return Fund

Financial Highlights
Selected per Share Data and Ratios

	Class B
	Six Months Ended April 30, 2009*		Year Ended October 31,
			2008		2007	2006		2005		2004
Net asset value at beginning of period	$12.61		$20.15		$19.86	$18.95		$17.98		$17.45
Net investment income	0.10	(a)	0.18	(a)	0.21 (a)	0.11	(a)	0.07	(b)	0.04
Net realized and unrealized gain (loss) on investments	(0.09)		(5.28)		1.89	1.69	(e)	1.29		0.53
Net realized and unrealized gain on foreign currency transactions	0.00	‡	0.01		—	—		—		—
Total from investment operations	0.01		(5.09)		2.10	1.80		1.36		0.57
Less dividends and distributions:
From net investment income	(0.12)		(0.18)		(0.21)	(0.12)		(0.06)		(0.04)
From net realized gain on investments	—		(2.27)		(1.60)	(0.77)		(0.33)		—
Total dividends and distributions	(0.12)		(2.45)		(1.81)	(0.89)		(0.39)		(0.04)
Net asset value at end of period	$12.50		$12.61		$20.15	$19.86		$18.95		$17.98
Total investment return(c)	0.13	%(f)	(28.53)%		11.37%	9.74	%(d)(e)	7.66%		3.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income	1.68	%†	1.12%		1.06%	0.55%		0.35	%(b)	0.19%
Net expenses	2.04	%†	1.99%		1.94%	1.94%		1.94%		2.05%
Expenses (before waiver/ reimbursement)	2.50	%†	2.15%		2.02%	2.09	%(d)	2.06%		2.05%
Portfolio turnover rate	60	%(g)	101	%(g)	68%	70	%(g)	77	%(g)	103%
Net assets at end of period (in 000’s)	$63,950		$76,420		$156,346	$202,149		$665,908		$749,689

*	Unaudited.
**	Commencement of operations.
†	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Net investment income includes $0.01 per share and there was no effect to the net income ratio, as a result of a special one time dividend from Microsoft Corp.
(c)	Total return is calculated exclusive of sales charge and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(d)	Includes nonrecurring reimbursements from the Manager for professional fees. The effect on total return was less than one-hundredth of a percent.

Financial Highlights
Selected per Share Data and Ratios

	Class C
	Six Months Ended April 30, 2009*		Year Ended October 31,
			2008		2007	2006		2005		2004
Net asset value at beginning of period	$12.59		$20.12		$19.84	$18.94		$17.98		$17.45
Net investment income	0.10	(a)	0.18	(a)	0.21 (a)	0.12	(a)	0.07	(b)	0.04
Net realized and unrealized gain (loss) on investments	(0.08)		(5.27)		1.88	1.67	(e)	1.28		0.53
Net realized and unrealized gain on foreign currency transactions	0.00	‡	0.01		—	—		—		—
Total from investment operations	0.02		(5.08)		2.09	1.79		1.35		0.57
Less dividends and distributions:
From net investment income	(0.12)		(0.18)		(0.21)	(0.12)		(0.06)		(0.04)
From net realized gain on investments	—		(2.27)		(1.60)	(0.77)		(0.33)		—
Total dividends and distributions	(0.12)		(2.45)		(1.81)	(0.89)		(0.39)		(0.04)
Net asset value at end of period	$12.49		$12.59		$20.12	$19.84		$18.94		$17.98
Total investment return(c)	0.12	%(f)	(28.47)%		11.33%	9.69	%(d)(e)	7.60%		3.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income	1.68	%†	1.12%		1.06%	0.62%		0.35	%(b)	0.19%
Net expenses	2.04	%†	1.99%		1.94%	1.94%		1.94%		2.05%
Expenses (before waiver/ reimbursement)	2.50	%†	2.15%		2.02%	2.09	%(d)	2.06%		2.05%
Portfolio turnover rate	60	%(g)	101	%(g)	68%	70	%(g)	77	%(g)	103%
Net assets at end of period (in 000’s)	$1,554		$1,563		$2,980	$3,175		$3,854		$4,532

(e)	The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager’s reimbursement of such losses was less than $0.01 per share on net realized gains on investments and the effect on total investment return was less than 0.02%, respectively.
(f)	Total return is not annualized.
(g)	The portfolio turnover rates not including mortgage dollar rolls were 44%, 86%, 55% and 38% for the six month period ended April 30, 2009 and for the years ended October 31, 2008, 2006 and October 31, 2005, respectively.

MainStay Total Return Fund

Financial Highlights
Selected per Share Data and Ratios

	Investor Class
	Six Months Ended April 30, 2009*		February 28, 2008** Through October 31, 2008
Net asset value at beginning of period	$12.58		$16.50
Net investment income	0.14	(a)	0.19	(a)
Net realized and unrealized gain (loss) on investments	(0.08)		(3.89)
Net realized and unrealized gain on foreign currency transactions	0.00	‡	0.01
Total from investment operations	0.06		(3.69)
Less dividends and distributions:
From net investment income	(0.17)		(0.23)
From net realized gain on investments	—		—
Total dividends and distributions	(0.17)		(0.23)
Net asset value at end of period	$12.47		$12.58
Total investment return(c)	0.52	%(f)	(22.65	)%(f)
Ratios (to average net assets)/Supplemental Data:
Net investment income	2.42	%†	1.84	%†
Net expenses	1.29	%†	1.29	%†
Expenses (before waiver/reimbursement)	1.75	%†	1.50	%†
Portfolio turnover rate	60	%(g)	101	%(g)
Net assets at end of period (in 000’s)	$134,895		$136,858

*	Unaudited.
**	Commencement of operations.
†	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Net investment income includes $0.01 per share and there was no effect to the net income ratio, as a result of a special one time dividend from Microsoft Corp.
(c)	Total return is calculated exclusive of sales charge and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(d)	Includes nonrecurring reimbursements from the Manager for professional fees. The effect on total return was less than one-hundredth of a percent.
(e)	The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager’s reimbursement of such losses was less than $0.01 per share on net realized gains on investments and the effect on total investment return was less than 0.02%, respectively.
(f)	Total return is not annualized.
(g)	The portfolio turnover rates not including mortgage dollar rolls were 44%, 86%, 55% and 38% for the six month period ended April 30, 2009 and for the years ended October 31, 2008, 2006 and October 31, 2005, respectively.

[This page intentionally left blank.]

MainStay Large Cap Growth Fund

Financial Highlights
Selected per Share Data and Ratios

	Class A
	Six Months Ended April 30, 2009*		Year Ended October 31,			July 1, 2005*** Through October 31, 2005		Year Ended June 30,
			2008	2007	2006			2005	2004
Net asset value at beginning of period	$4.70		$7.37	$5.84	$5.31	$5.06		$4.69	$3.96
Net investment loss(a)	(0.01)		(0.03)	(0.04)	(0.03)	(0.01)		(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.09		(2.64)	1.57	0.56	0.26		0.40	0.76
Total from investment operations	0.08		(2.67)	1.53	0.53	0.25		0.37	0.73
Less distributions:
From net realized gain on investments	—		—	—	(0.00)‡	—		—	—
Net asset value at end of period	$4.78		$4.70	$7.37	$5.84	$5.31		$5.06	$4.69
Total investment return(b)	1.70	%(c)(d)	(36.36)%	26.20%	10.04%	4.94	%(c)	7.89%	18.43%
Ratios (to average net assets)/Supplemental Data:
Net investment loss	(0.27	)%†	(0.52)%	(0.61)%	(0.53)%	(0.77	)%†	(0.29)%	(0.77)%
Net expenses	1.18	%†	1.23%	1.36%	1.40%	1.40	%†	1.35%	1.30%
Expenses (before waiver/ reimbursement)	1.21	%†	1.26%	1.43%	1.63%	1.77	%†	3.01%	2.78%
Portfolio turnover rate	30%		115%	74%	92%	29%		27%	94%
Net assets at end of period (in 000’s)	$960,107		$495,184	$374,978	$200,500	$71,859		$67,000	$4,926

*	Unaudited.
**	Commencement of operations.
***	The Fund changed its fiscal year end from June 30 to October 31.
†	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R2 and Class R3 shares are not subject to sales charges.
(c)	Total return is not annualized.
(d)	Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

Financial Highlights
Selected per Share Data and Ratios

	Class I
	Six Months Ended April 30, 2009*		Year Ended October 31,			July 1, 2005*** Through October 31, 2005		April 1, 2005** Through June 30, 2005
			2008	2007	2006
Net asset value at beginning of period	$4.79		$7.49	$5.89	$5.33	$5.07		$4.83
Net investment income (loss)(a)	0.00	‡	(0.01)	(0.00)‡	0.01	0.00	‡	(0.01)
Net realized and unrealized gain (loss) on investments	0.09		(2.69)	1.60	0.55	0.26		0.25
Total from investment operations	0.09		(2.70)	1.60	0.56	0.26		0.24
Less distributions:
From net realized gain on investments	—		—	—	(0.00)‡	—		—
Net asset value at end of period	$4.88		$4.79	$7.49	$5.89	$5.33		$5.07
Total investment return(b)	1.88	%(c)	(36.05)%	27.16%	10.56%	5.13	%(c)	4.97	%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.14	%†	(0.08)%	(0.01)%	0.11%	0.06	%†	(0.28	)%†
Net expenses	0.80	%†	0.79%	0.76%	0.75%	0.60	%†	1.02	%†
Expenses (before waiver/reimbursement)	0.96	%†	0.94%	0.91%	0.98%	0.97	%†	3.11	%†
Portfolio turnover rate	30%		115%	74%	92%	29%		27%
Net assets at end of period (in 000’s)	$948,144		$761,458	$524,485	$259,588	$93,694		$14,349

MainStay Large Cap Growth Fund

Financial Highlights
Selected per Share Data and Ratios

	Class B
	Six Months Ended April 30, 2009*		Year Ended October 31,			July 1, 2005*** Through October 31, 2005		April 1, 2005** Through June 30, 2005
			2008	2007	2006
Net asset value at beginning of period	$4.57		$7.24	$5.77	$5.29	$5.06		$4.83
Net investment loss(a)	(0.03)		(0.09)	(0.08)	(0.07)	(0.03)		(0.00	)‡
Net realized and unrealized gain (loss) on investments	0.09		(2.58)	1.55	0.55	0.26		0.23
Total from investment operations	0.06		(2.67)	1.47	0.48	0.23		0.23
Less distributions:
From net realized gain on investments	—		—	—	(0.00)‡	—		—
Net asset value at end of period	$4.63		$4.57	$7.24	$5.77	$5.29		$5.06
Total investment return(b)	1.31	%(c)	(36.88)%	25.48%	9.13%	4.55	%(c)	4.76	%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment loss	(1.28	)%†	(1.34)%	(1.34)%	(1.29)%	(1.52	)%†	(1.41	)%†
Net expenses	2.25	%†	2.10%	2.11%	2.15%	2.15	%†	2.15	%†
Expenses (before waiver/reimbursement)	2.31	%†	2.12%	2.18%	2.38%	2.52	%†	4.24	%†
Portfolio turnover rate	30%		115%	74%	92%	29%		27%
Net assets at end of period (in 000’s)	$58,426		$65,996	$132,402	$133,330	$169,703		$168,063

*	Unaudited.
**	Commencement of operations.
***	The Fund changed its fiscal year end from June 30 to October 31.
†	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R2 and Class R3 shares are not subject to sales charges.
(c)	Total return is not annualized.
(d)	Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

Financial Highlights
Selected per Share Data and Ratios

	Class C
	Six Months Ended April 30, 2009*		Year Ended October 31,			July 1, 2005*** Through October 31, 2005		April 1, 2005** Through June 30, 2005
			2008	2007	2006
Net asset value at beginning of period	$4.57		$7.23	$5.77	$5.29	$5.05		$4.83
Net investment loss(a)	(0.03)		(0.09)	(0.09)	(0.07)	(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments	0.08		(2.57)	1.55	0.55	0.27		0.23
Total from investment operations	0.05		(2.66)	1.46	0.48	0.24		0.22
Less distributions:
From net realized gain on investments	—		—	—	(0.00)‡	—		—
Net asset value at end of period	$4.62		$4.57	$7.23	$5.77	$5.29		$5.05
Total investment return(b)	1.09	%(c)	(36.79)%	25.30%	9.13%	4.75	%(c)	4.55	%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment loss	(1.31	)%†	(1.41)%	(1.37)%	(1.29)%	(1.52	)%†	(1.41	)%†
Net expenses	2.25	%†	2.11%	2.11%	2.15%	2.15	%†	2.15	%†
Expenses (before waiver/reimbursement)	2.30	%†	2.12%	2.18%	2.38%	2.52	%†	4.24	%†
Portfolio turnover rate	30%		115%	74%	92%	29%		27%
Net assets at end of period (in 000’s)	$111,873		$93,249	$58,119	$18,171	$8,024		$7,190

MainStay Large Cap Growth Fund

Financial Highlights
Selected per Share Data and Ratios

	Class R2
	Six Months Ended April 30, 2009*		Year Ended October 31,			July 1, 2005*** Through October 31, 2005		April 1, 2005** Through June 30, 2005
			2008	2007	2006
Net asset value at beginning of period	$4.72		$7.40	$5.84	$5.30	$5.05		$4.83
Net investment loss(a)	(0.00	)‡	(0.03)	(0.02)	(0.01)	(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments	0.08		(2.65)	1.58	0.55	0.26		0.25
Total from investment operations	0.08		(2.68)	1.56	0.54	0.25		0.22
Less distributions:
From net realized gain on investments	—		—	—	(0.00)‡	—		—
Net asset value at end of period	$4.80		$4.72	$7.40	$5.84	$5.30		$5.05
Total investment return(b)	1.69	%(c)	(36.22)%	26.71%	10.25%	4.95	%(c)	4.55	%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment loss	(0.20	)%†	(0.46)%	(0.37)%	(0.24)%	(0.51	)%†	(0.63	)%†
Net expenses	1.15	%†	1.14%	1.11%	1.10%	0.95	%†	1.37	%†
Expenses (before waiver/reimbursement)	1.31	%†	1.29%	1.27%	1.33%	1.32	%†	3.46	%†
Portfolio turnover rate	30%		115%	74%	92%	29%		27%
Net assets at end of period (in 000’s)	$44,232		$35,410	$4,154	$9	$2		$2

*	Unaudited.
**	Commencement of operations.
***	The Fund changed its fiscal year end from June 30 to October 31.
†	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R2 and Class R3 shares are not subject to sales charges.
(c)	Total return is not annualized.
(d)	Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

Financial Highlights
Selected per Share Data and Ratios

	Class R3
	Six Months Ended April 30, 2009*		Year Ended October 31,		April 28, 2006** Through October 31, 2006
			2008	2007
Net asset value at beginning of period	$4.69		$7.37	$5.83	$5.74
Net investment loss(a)	(0.01)		(0.05)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	0.08		(2.63)	1.58	0.10
Total from investment operations	0.07		(2.68)	1.54	0.09
Less distributions:
From net realized gain on investments	—		—	—	—
Net asset value at end of period	$4.76		$4.69	$7.37	$5.83
Total investment return(b)	1.49	%(c)(d)	(36.36)%	26.42%	1.57	%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment loss	(0.47	)%†	(0.77)%	(0.66)%	(0.47	)%†
Net expenses	1.40	%†	1.40%	1.35%	1.37	%†
Expenses (before waiver/ reimbursement)	1.56	%†	1.56%	1.51%	1.63	%†
Portfolio turnover rate	30%		115%	74%	92%
Net assets at end of period (in 000’s)	$6,936		$4,689	$117	$10

MainStay Large Cap Growth Fund

Financial Highlights
Selected per Share Data and Ratios

	Investor Class
	Six Months Ended April 30, 2009*		February 28, 2008** Through October 31, 2008
Net asset value at beginning of period	$4.70		$6.63
Net investment loss(a)	(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments	0.08		(1.90)
Total from investment operations	0.07		(1.93)
Less distributions:
From net realized gain on investments	—		—
Net asset value at end of period	$4.77		$4.70
Total investment return(b)	1.49	%(c)	(29.11	)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment loss	(0.55	)%†	(0.73	)%†
Net expenses	1.50	%†	1.38	%†
Expenses (before waiver/reimbursement)	1.55	%†	1.39	%†
Portfolio turnover rate	30%		115%
Net assets at end of period (in 000’s)	$51,317		$46,762

*	Unaudited.
**	Commencement of operations.
***	The Fund changed its fiscal year end from June 30 to October 31.
†	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R2 and Class R3 shares are not subject to sales charges.
(c)	Total return is not annualized.
(d)	Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

EXHIBIT F

Principal Shareholders of the Funds

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of any class of each of the Funds, as applicable:

MainStay Mid Cap Core Fund

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
Class A	MERRILL LYNCH PIERCE FENNER & SMITH INC – FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T98 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	48,031.2380	5.76%
Class C	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	37,727.5460	6.93%
	MERRILL LYNCH PIERCE FENNER & SMITH INC - FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T98 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	136,166.7480	25.02%
Class I	BODINE HOURLY-TCM NYLIFE INVESTMENT MANAGEMENT 51 MADISON AVE 2ND FL NEW YORK NY 10010-1610	158,802.5440	5.49%
	NEW YORK LIFE INSURANCE CO MAINSTAY CONSERV ALLOCATION FUND C/O MAGGIE GOODMAN 1180 AVENUE OF THE AMERICAS FL 22 ATTN: MAGGIE GOODMAN NEW YORK NY 10036-8401	212,387.5660	7.34%

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
	NEW YORK LIFE INSURANCE CO MAINSTAY GROWTH ALLOCATION FUND 1180 AVENUE OF THE AMERICAS ATTN: MAGGIE GOODMAN NEW YORK LIFE INVESTMENT MGMT NEW YORK NY 10036-8401	504,472.9900	17.55%
	NEW YORK LIFE INSURANCE CO MAINSTAY MODERATE ALLOCATION FUND 1180 AVENUE OF THE AMERICAS FL 22 ATTN: MAGGIE GOODMAN NEW YORK LIFE INVESTMENT MGMT NEW YORK NY 10036-8401	606,551.1780	20.98%
	NEW YORK LIFE INSURANCE CO MAINSTAY MODERATE GROWTH ALLOC FD 1180 AVENUE OF THE AMERICAS FL 22 ATTN: MAGGIE GOODMAN NEW YORK LIFE INVESTMENT MGMT NEW YORK NY 10036-8401	749,856.8430	25.93%
Class R3	NEW YORK LIFE INVESTMENT MGMT ATTN AL LEIER 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	432.5750	9.18%
	MG TRUST COMPANY CUST FBO CARMEN GROUP INC 700 17TH ST STE 300 DENVER CO 80202-3531	867.1000	18.41%
	AMERICAN EXHIBITION SERVICES LLC 401K PSP 805 S WHEATLEY ST STE 600 RIDGELAND MS 39157-5005	3,248.4930	68.97%

MainStay MAP Fund

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
Class A	MERRILL LYNCH PIERCE FENNER & SMITH INC – FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T98 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	586,526.4130	5.20%
Class C	MERRILL LYNCH PIERCE FENNER & SMITH INC – FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T98 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	1,511,616.3260	21.87%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN: PETER BOOTH, 7TH FLOOR 333 W 34TH ST NEW YORK, NY 10001-2402	986,702.3920	14.27%
Class I	NEW YORK LIFE TRUST COMPANY CLIENT ACCOUNTS 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	6,786,601.7620	34.11%
	NEW YORK LIFE PROGRESS-SHARING INVESTMENT PLAN PROGRAM C/O MARIA MAUCERI 51 MADISON AVE RM 511 NEW YORK NY 10010-1603	2,281,514.2680	11.47%
Class R1	TAYNIK & CO C/O INVESTORS BANK & TRUST PO BOX 9130 BOSTON MA 02117-9130	167,135.9100	90.56%
	FRONTIER TRUST COMPANY FBO ECONET INC PO BOX 10758 FARGO, ND 58106-0758	12,965.5500	7.03%

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
Class R2	NEW YORK LIFE TRUST COMPANY CLIENT ACCOUNTS 169 LACKWANNA AVENUE PARSIPPANY, NJ 07054-1007	221,812.1160	40.52%
	FIIOC FBO BAKERCORP PROFIT SHARING & RETIREMENT PLAN 100 MAGELLAN WAY KWIC COVINGTON, KY 41015-1987	127,133.9430	23.22%
	FIIOC FBO SHER, GARNER, CAHILL, RICHTER, KLEIN MCALISTER & HILBERT LLC 100 MAGELLAN WAY KWIC COVINGTON, KY 41015-1987	28,687.8950	5.24%
Class R3	STATE STREET BANK & TRUST FBO ADP/MORGAN STANLEY DEAN WITTER 401K PRODUCT 105 ROSEWOOD AVENUE WESTWOOD, MA 02090	20,008.3180	37.25%
	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 002 MINISTRY HEALTH CARE, INC. 11925 W LAKE PARK DR, SUITE 100 MILWAUKEE, WI 53224-3002	3,276.9380	6.10%
	FRONTIER TRUST COMPANY FBO SCHNELKER ENGINEERING 401(K) PLAN PO BOX 10758 FARGO, ND 58106-0758	3,276.8880	6.10%
	FRONTIER TRUST COMPANY FBO DELJO HEATING & COOLING, INC. 401(K) PO BOX 10758 FARGO, ND 58106-0758	2,988.4150	5.56%

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
	FRONTIER TRUST COMPANY FBO METRO DISPOSAL, LLC 401(K) RETIREMENT PO BOX 10758 FARGO, ND 58106-0758	6,476.0150	12.06%
	FRONTIER TRUST COMPANY FBO SALEM GIANT EAGLE 401(K) P.S. PLAN PO BOX 10758 FARGO, ND 58106-0758	3,773.4880	7.03%

MainStay Income Manager Fund

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
Class A	NEW YORK LIFE TRUST COMPANY CLIENT ACCOUNTS 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	357,582.5920	10.69%
Class C	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	40,154.0580	5.45%
	MERRILL LYNCH PIERCE FENNER & SMITH INC – FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T98 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	145,342.2760	19.74%
Class I	NEW YORK LIFE PROGRESS-SHARING INVESTMENT PLAN PROGRAM C/O MARIA MAUCERI 51 MADISON AVE RM 511 NEW YORK NY 10010-1603	5,482,739.4310	30.55%

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
	NEW YORK LIFE TRUST COMPANY CLIENT ACCOUNTS ATTN: WILLIAM PERRETT 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	9,112,750.0140	50.77%

MainStay Total Return Fund

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
Class C	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	8,111.1770	6.61%
	MERRILL LYNCH PIERCE FENNER & SMITH INC – FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T98 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	8,293.6120	6.76%
	THERESA COLLINS USUFRUCT JAMES N COLLINS & GENE M COLLINS KAREN T COLLINS & JOHN W COLLINS NAKED OWNERS 4006 WALNUT DR NEW IBERIA LA 70563-3342	10,604.3930	8.65%
Class I	NEW YORK LIFE TRUST CO CUST FOR THE IRA OF MARILYN J VAN ZEVERN 122 PHYLLIS CT VALLEJO CA 94590-8118	466.1880	12.18%
	WEINBERG, ROGER & ROSENFELD 401 (K) PLAN FBO MARGARET FUQUEA 1001 MARINA VILLAGE PKWY STE 200 ALAMEDA CA 94501-6430	817.9200	21.37%

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
	NEW YORK LIFE TRUST COMPANY CUST FOR THE IRA OF LILLIAN FARHI JOSEPH FARHI POA 1330 212TH ST BAYSIDE NY 11360-1112	1,016.5070	26.56%
	F&M BANK NO VIRGINIA CUST FBO IPC PROTOTYPE PLAN C/O JOHN AMES PO BOX 8095 VIRGINIA BCH VA 23450-8095	1,302.4420	34.03%

MainStay Mid Cap Growth Fund

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
Class A	MERRILL LYNCH PIERCE FENNER & SMITH INC – FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T89 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	439,212.7330	8.08%
Class C	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	197,453.3220	8.74%
	MERRILL LYNCH PIERCE FENNER & SMITH INC – FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T98 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	702,222.0040	31.09%
Class I	NEW MEXICO SCHOLARS EDGE 529 SE MODERATE PORTFOLIO REED W DASENBROCK TTEE C/O OFDI ATTN JEFF SCHWARTZ PO BOX 5270 DENVER CO 80217-5270	291,412.1490	5.63%

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
	NEW MEXICO SCHOLARS EDGE 529 SE MODERATELY AGGRESSIVE PORTFOLIO REED W DASENBROCK TTEE C/O OFDI ATTN JEFF SCHWARTZ PO BOX 5270 DENVER CO 80217-5270	584,728.2320	11.30%
	NEW MEXICO SCHOLARS EDGE 529 SE AGES 9-11 YEARS REED W DASENBROCK TTEE C/O OFDI ATTN JEFF SCHWARTZ PO BOX 5270 DENVER CO 80217-5270	664,906.5360	12.85%
	NEW MEXICO SCHOLARS EDGE 529 SE NEWBORN TO 5 YEARS REED W DASENBROCK TTEE C/O OFDI ATTN JEFF SCHWARTZ PO BOX 5270 DENVER CO 80217-5270	931,535.6860	18.01%
	NEW MEXICO SCHOLARS EDGE 529 SE AGGRESSIVE PORTFOLIO REED W DASENBROCK TTEE C/O OFDI ATTN JEFF SCHWARTZ PO BOX 5270 DENVER CO 80217-5270	1,075,234.8980	20.78%
	NEW MEXICO SCHOLARS EDGE 529 SE AGES 6-8 YEARS REED W DASENBROCK TTEE C/O OFDI ATTN JEFF SCHWARTZ PO BOX 5270 DENVER CO 80217-5270	1,105,948.8130	21.38%
Class R2	NEW YORK LIFE INVESTMENT MGMT ATTN AL LEIER 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	1,970.0550	20.53%
	STATE STREET BANK & TRUST FBO ADP/MORGAN STANLEY DEAN WITTER 401 K PRODUCT 105 ROSEWOOD AVE WESTWOOD MA 02090	7,511.5990	78.28%

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
Class R3	MERRILL LYNCH PIERCE FENNER & SMITH INC - FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T89 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	11,999.1140	5.13%
	FRONTIER TRUST COMPANY FBO DEARBORN MID WEST CONVEYOR CO 401(K) PO BOX 10758 FARGO ND 58106-0758	30,130.2430	12.87%
	TD AMERITRADE TRUST COMPANY PO BOX 17748 DENVER CO 80217-0748	41,125.1480	17.57%
	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 300 EDWARD KRAEMER & SONS, INC. ONE PLAINVIEW ROAD PO BOX 220 PLAIN WI 53577-0220	124,932.4990	53.38%

MainStay Large Cap Growth Fund

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
Class A	MERRILL LYNCH PIERCE FENNER & SMITH INC – FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T98 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	93,623,734.2980	39.91%
Class B	MERRILL LYNCH PIERCE FENNER & SMITH INC – FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T98 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	963,065.8060	7.97%

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
Class C	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN: PETER BOOTH, 7TH FLOOR 333 W 34TH ST NEW YORK, NY 10001-2402	1,520,819.7780	5.39%
	MERRILL LYNCH PIERCE FENNER & SMITH INC – FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97YK8 4800 DEER LAKE DRIVE EAST, 3RD FLOOR JACKSONVILLE, FL 32246-6484	18,841,931.7080	66.74%
Class I	CHARLES SCHWAB & COMPANY INC. ATTN: MUTUAL FUND DEPARTMENT 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4151	19,563,628.3020	8.98%
	ING NATIONAL TRUST PO BOX 990065 HARTFORD, CT 06199-0065	16,362,466.4310	7.51%
	NEW YORK LIFE TRUST COMPANY CLIENT ACCOUNTS 169 LACKAWANNA AVENUE PARSIPPANY, NJ 07054-1007	14,091,449.7350	6.47%
Class R1	NEW YORK LIFE TRUST COMPANY CLIENT ACCOUNTS 169 LACKAWANNA AVENUE PARSIPPANY, NJ 07054-1007	2,021,816.2860	8.27%
	TAYNIK & CO C/O INVESTORS BANK & TRUST PO BOX 9130 BOSTON, MA 02117-9130	3,001,755.7230	12.28%
	WELLS FARGO BANK NA FBO RETIREMENT PLAN SERVICES PO BOX 1533 MINNEAPOLIS, MN 55480-1533	1,756,130.3780	7.19%

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
	NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLAN (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON, KY 41015-1987	12,048,567.7770	49.30%
Class R2	MERRILL LYNCH PIERCE FENNER & SMITH INC – FOR THE SOLE BENEFIT OF ITS CUSTOMERS PARSIPPANY, NJ 07054-1007 ATTN: FUND ADMINISTRATION 97T89 4800 DEER LAKE DRIVE EAST, 3RD FLOOR JACKSONVILLE, FL 32246-6484	2,985,534.5120	22.42%
	STATE STREET BANK & TRUST ADP/MORGAN STANLEY DEAN WITTER 401 K PRODUCT WESTWOOD, MA 02090	806,500.9670	6.06%
	MERCER TRUST COMPANY TTEE FBO NCO GROUP 401K RET PLAN 1 INVESTORS WAY MSC N-6-H NORWOOD, MA 02062-1599	1,974,161.8510	14.83%
	MERCER TRUST COMPANY TTEE FBO MILACRON RETIREMENT SAVINGS PLAN 1 INVESTORS WAY MS N-1-D NORWOOD, MA 02062-1599	3,762,791.9660	28.26%
	SUNTRUST BANK FBO VECELLIO GROUP INC 401K PSP 8515 E ORCHARD ROAD 2T2 GREENWOOD VILLAGE, CO 80111-5002	854,382.6460	6.42%
Class R3	MERRILL LYNCH PIERCE FENNER & SMITH INC. – FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97T89 4800 DEER LAKE DRIVE EAST, 3RD FLOOR JACKSONVILLE, FL 32246-6484	1,019,463.2640	54.59%

Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class
	STATE STREET BANK & TRUST FBO ADP/MORGAN STANLEY DEAN WITTER 401K PRODUCT 105 ROSEWOOD AVENUE WESTWOOD, MA 02090	115,387.6930	6.18%
	JP MORGAN CHASE BANK AS TTEE FOR ADP/ACCESS 401K PROGRAM 4 NEW YORK PLAZA, 15TH FLOOR NEW YORK, NY 10004-2413	206,630.9550	11.07%
	GPC SECURITIES INC AS AGENT FOR FROST NATL BANK TTEE FBO BELDON ROOFING & REMODELING CO EE’S SAVINGS PLAN PO BOX 105117ATLANTA, GA 30348-5117	146,443.5670	7.84%

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PROXY	ECLIPSE FUNDS MAINSTAY MID CAP CORE FUND	PROXY
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD OCTOBER 16, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.  The undersigned shareholder of the Fund hereby constitutes and appoints Marguerite E. H. Morrison, Thomas C. Humbert, Barry E. Simmons, and Thomas Lynch or any one of them, as proxy of the undersigned, with full power of substitution, to vote all shares of the Fund(s) held in his or her name on the books of the Fund(s) and which he or she is entitled to vote at the Special Meeting of Shareholders to be held at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, on Friday, October 16, 2009, beginning at 9.30 a.m. Eastern time, and at any adjournments or postponements of the Special Meeting, with all the powers that the undersigned would possess if personally present, as designated on the reverse hereof.

The undersigned hereby revokes any prior proxy, and ratifies and confirms all the proxies, or any one of them, may lawfully do.  The undersigned acknowledges receipt of the Notice of the Special Meeting of Shareholders of the Funds and the Proxy Statement dated August 20 , 2009.

The undersigned hereby instructs the said proxies to vote in accordance with the instructions provided below with respect to the Proposal.  The undersigned understands that if he or she does not provide an instruction, that the proxies will vote his or her shares in favor of the Proposal.  The proxies will also vote on any other matter that may arise at the Special Meeting according to their best judgment.
VOTE VIA THE TELEPHONE: 1-866-241-6192 VOTE VIA THE INTERNET: www.proxy-direct.com
999 9999 999 999
Note: Please sign exactly as your name appears on the account.  When shares are held by joint tenants, both should sign.  When signing as attorney, executor, administrator, trustee or guardian, please provide full title as such.  If a corporation, please sign in full corporate name by president or other authorized officer and if a partnership, please sign in full partnership name by authorized person.

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Important Notice Regarding the Availability of Proxy Materials for the New York Life
Shareholder Meeting to Be Held on October 16, 2009.
The Proxy Statement for this meeting is available at:  https://www.proxy-direct.com/nyl20494

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PROXY TODAY

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THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF ECLIPSE FUNDS, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

Unless a contrary direction is indicated, the shares represented by this proxy will be voted FOR approval of the Proposal: if specific instructions are indicated, this proxy will be voted in accordance with such instructions.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:    ■
		FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the MainStay Mid Cap Core Fund (the "Mid Cap Core Fund") by the MainStay MAP Fund, a series of The MainStay Funds (the “MAP Fund”), in exchange for shares of beneficial interest of the MAP Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Core Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Core Fund; and
		☐	☐	☐

2.	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

PLEASE SIGN, DATE AND RETURN YOUR PROXY CARD TODAY.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
PLEASE SIGN, DATE AND RETURN YOUR PROXY TODAY

Your Proxy Vote is important!

And now you can Vote your Proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting saves postage costs. Savings which can help minimize expenses.

It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it at hand.

2. Call toll-free 1-866-241-6192, or go to website: www.proxy-direct.com

3. Follow the recorded or on-screen directions.

4. Do not mail your Proxy Card when you vote by phone or Internet.

Please detach at perforation before mailing.

PROXY	ECLIPSE FUNDS INC. MAINSTAY INCOME MANAGER FUND	PROXY
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD OCTOBER 16, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS.  The undersigned shareholder of the Fund hereby constitutes and appoints Marguerite E. H. Morrison, Thomas C. Humbert, Barry E. Simmons, and Thomas Lynch or any one of them, as proxy of the undersigned, with full power of substitution, to vote all shares of the Fund(s) held in his or her name on the books of the Fund(s) and which he or she is entitled to vote at the Special Meeting of Shareholders to be held at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, on Friday, October 16, 2009, beginning at 9.30 a.m. Eastern time, and at any adjournments or postponements of the Special Meeting, with all the powers that the undersigned would possess if personally present, as designated on the reverse hereof.

The undersigned hereby revokes any prior proxy, and ratifies and confirms all the proxies, or any one of them, may lawfully do.  The undersigned acknowledges receipt of the Notice of the Special Meeting of Shareholders of the Funds and the Proxy Statement dated August 20 , 2009.

The undersigned hereby instructs the said proxies to vote in accordance with the instructions provided below with respect to the Proposal.  The undersigned understands that if he or she does not provide an instruction, that the proxies will vote his or her shares in favor of the Proposal.  The proxies will also vote on any other matter that may arise at the Special Meeting according to their best judgment.

VOTE VIA THE TELEPHONE: 1-866-241-6192 VOTE VIA THE INTERNET: www.proxy-direct.com
999 9999 999 999
Note: Please sign exactly as your name appears on the account.  When shares are held by joint tenants, both should sign.  When signing as attorney, executor, administrator, trustee or guardian, please provide full title as such.  If a corporation, please sign in full corporate name by president or other authorized officer and if a partnership, please sign in full partnership name by authorized person.

Shareholder sign here

Shareholder sign here

Date

☐ Please check this box if you plan to attend the Special Meeting.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the New York Life
Shareholder Meeting to Be Held on October 16, 2009.
The Proxy Statement for this meeting is available at:  https://www.proxy-direct.com/nyl20494

PLEASE SIGN, DATE AND RETURN YOUR
PROXY TODAY

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF ECLIPSE FUNDS INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

Unless a contrary direction is indicated, the shares represented by this proxy will be voted FOR approval of the Proposal: if specific instructions are indicated, this proxy will be voted in accordance with such instructions.
PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:    ■
		FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the MainStay Income Manager Fund (the "Income Manager Fund") by the MainStay Total Return Fund, a series of The MainStay Funds (the “Total Return Fund”), in exchange for shares of beneficial interest of the Total Return Fund having an aggregate net asset value equal to the aggregate net asset value of the common stock of the Income Manage Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Income Manager Fund; and
		☐	☐	☐

2.	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

PLEASE SIGN, DATE AND RETURN YOUR PROXY CARD TODAY.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
PLEASE SIGN, DATE AND RETURN YOUR PROXY TODAY

Your Proxy Vote is important!

And now you can Vote your Proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting saves postage costs. Savings which can help minimize expenses.

It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it at hand.

2. Call toll-free 1-866-241-6192, or go to website: www.proxy-direct.com

3. Follow the recorded or on-screen directions.

4. Do not mail your Proxy Card when you vote by phone or Internet.

Please detach at perforation before mailing.

PROXY	THE MAINSTAY FUNDS MAINSTAY MID CAP GROWTH FUND	PROXY
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD OCTOBER 16, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.  The undersigned shareholder of the Fund hereby constitutes and appoints Marguerite E. H. Morrison, Thomas C. Humbert, Barry E. Simmons, and Thomas Lynch or any one of them, as proxy of the undersigned, with full power of substitution, to vote all shares of the Fund(s) held in his or her name on the books of the Fund(s) and which he or she is entitled to vote at the Special Meeting of Shareholders to be held at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, on Friday, October 16, 2009, beginning at 9.30 a.m. Eastern time, and at any adjournments or postponements of the Special Meeting, with all the powers that the undersigned would possess if personally present, as designated on the reverse hereof.

The undersigned hereby revokes any prior proxy, and ratifies and confirms all the proxies, or any one of them, may lawfully do.  The undersigned acknowledges receipt of the Notice of the Special Meeting of Shareholders of the Funds and the Proxy Statement dated August 20 , 2009.

The undersigned hereby instructs the said proxies to vote in accordance with the instructions provided below with respect to the Proposal.  The undersigned understands that if he or she does not provide an instruction, that the proxies will vote his or her shares in favor of the Proposal.  The proxies will also vote on any other matter that may arise at the Special Meeting according to their best judgment.

VOTE VIA THE TELEPHONE: 1-866-241-6192 VOTE VIA THE INTERNET: www.proxy-direct.com
999 9999 999 999
Note: Please sign exactly as your name appears on the account.  When shares are held by joint tenants, both should sign.  When signing as attorney, executor, administrator, trustee or guardian, please provide full title as such.  If a corporation, please sign in full corporate name by president or other authorized officer and if a partnership, please sign in full partnership name by authorized person.

Shareholder sign here

Shareholder sign here

Date

☐ Please check this box if you plan to attend the Special Meeting.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the New York Life
Shareholder Meeting to Be Held on October 16, 2009.
The Proxy Statement for this meeting is available at:  https://www.proxy-direct.com/nyl20494

PLEASE SIGN, DATE AND RETURN YOUR
PROXY TODAY

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE MAINSTAY FUNDS, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

Unless a contrary direction is indicated, the shares represented by this proxy will be voted FOR approval of the Proposal: if specific instructions are indicated, this proxy will be voted in accordance with such instructions.
PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:    ■
		FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the MainStay Mid Cap Growth Fund (the "Mid Cap Growth Fund") by the MainStay Large Cap Growth Fund, a series of The MainStay Funds (the “Large Cap Growth Fund”), in exchange for shares of beneficial interest of the Large Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Growth Fund; and (ii) the  subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Growth Fund; and
		☐	☐	☐

2.	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

PLEASE SIGN, DATE AND RETURN YOUR PROXY CARD TODAY.

THE MAINSTAY FUNDS
MainStay MAP Fund
MainStay Total Return Fund
MainStay Large Cap Growth

Statement of Additional Information
August 20 , 2009

Acquisition of the Assets and Liabilities of the MainStay Mid Cap Core Fund (a series of Eclipse Funds) 51 Madison Avenue New York, New York 10010	By, and in Exchange for, Shares of the MainStay MAP Fund (a series of The MainStay Funds) 51 Madison Avenue New York, New York 10010
Acquisition of the Assets and Liabilities of the MainStay Income Manager Fund (a series of Eclipse Funds Inc.) 51 Madison Avenue New York, New York 10010	By, and in Exchange for, Shares of the MainStay Total Return Fund (a series of The MainStay Funds) 51 Madison Avenue New York, New York 10010
Acquisition of the Assets and Liabilities of the MainStay Mid Cap Core Fund (a series of The MainStay Funds) 51 Madison Avenue New York, New York 10010	By, and in Exchange for, Shares of the MainStay Large Cap Growth Fund (a series of The MainStay Funds) 51 Madison Avenue New York, New York 10010

This Statement of Additional Information is available to the shareholders of the MainStay Mid Cap Core Fund (the “Mid Cap Core Fund”), the MainStay Income Manager Fund (the “Income Manager Fund”) and the MainStay Mid Cap Growth Fund (the “Mid Cap Growth Fund”) (each an “Acquired Fund,” and collectively, the “Acquired Funds”) in connection with proposed transactions (each a “Reorganization,” and collectively, the “Reorganizations”) whereby all of the assets and liabilities of the Acquired Funds will be transferred to, respectively, the MainStay MAP Fund (the “MAP Fund”), the MainStay Total Return Fund (the “Total Return Fund”) and the MainStay Large Cap Growth Fund (the “Large Cap Growth Fund,” and collectively with the MAP Fund and the Total Return Fund, the “Acquiring Funds”) in exchange for shares of the respective Acquiring Funds.

The Reorganizations are subject to approval by the shareholders of the Acquired Funds.  Shareholder approval or completion of one Reorganization is not contingent upon, and will not affect, shareholder approval or completion of the other Reorganizations.

This Statement of Additional Information of the Acquiring Funds consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for the Mid Cap Core Fund dated March 2, 2009, as filed on March 2, 2009 (Accession Number 0001133228-09-000158), as supplemented;

2.	The Statement of Additional Information for the Income Manager Fund dated March 2, 2009, as filed on March 2, 2009 (Accession Number 0001133228-09-000168), as supplemented;

3.	The Statement of Additional Information for the Mid Cap Growth Fund and the Acquiring Funds dated March 2, 2009, as filed on March 2, 2009 (Accession Number 0001133228-09-000166), as supplemented;

4.
The Financial Statements of the Mid Cap Core Fund as included in the Mid Cap Core Fund’s Annual Report for the year ended October 31, 2008, as filed on January 8, 2009 (Accession Number 0000950123-09-000334) and Semi-Annual Report for the period ended April 30, 2009, as filed on July 6, 2009 (Accession Number 0000950123-09-020298);

5.
The Financial Statements of the Income Manager Fund as included in the Income Manager Fund’s Annual Report for the year ended October 31, 2008, as filed on January 8, 2009 (Accession Number 0000950123-09-000333) and Semi-Annual Report for the period ended April 30, 2009, as filed on July 6, 2009 (Accession Number  0000950123-09-020314);

6.
The Financial Statements of the Mid Cap Growth Fund and the Acquiring Funds as included in the Mid Cap Growth Fund and the Acquiring Fund’s Annual Report for the year ended October 31, 2008, as filed on January 8, 2009 (Accession Number 0000950123-09-000322) and Semi-Annual Report for the period ended April 30, 2009, as filed on July 6, 2009 (Accession Number 0000950123-09-020268).

This Statement of Additional Information is not a prospectus.  A Proxy Statement/Prospectus dated August 20 , 2009, relating to the reorganizations of the Acquired Funds may be obtained, without charge, by contacting MainStay Investments, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, by calling toll-free 800-624-6782, or by visiting our website at mainstayinvestments.com.  This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

As described in the Proxy Statement/Prospectus dated August 20 , 2009, the Board of Trustees of Eclipse Funds, the Board of Directors of Eclipse Funds Inc. and the Board of Trustees of The MainStay Funds have called a Special Meeting of shareholders of the applicable Acquired Funds for the shareholders to consider and vote upon one, two or all of the following proposals, as applicable:

1.           To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Core Fund by the MAP Fund, in exchange for shares of beneficial interest of the MAP Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Core Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Core Fund;

2.           To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Income Manager Fund by the Total Return Fund, in exchange for shares of beneficial interest of the Total Return Fund having an aggregate net asset value equal to the aggregate net asset value of the common stock of the Income Manager Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Income Manager Fund; and

3.           To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Growth Fund by the Large Cap Growth Fund, in exchange for shares of beneficial interest of the Large Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Mid Cap Growth Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Growth Fund.

With respect to the Reorganizations of the Mid Cap Core Fund into the MAP Fund and the Mid Cap Growth Fund into the Large Cap Growth Fund, the pro forma financial statements required by Rule 11-01 of Regulation S-X have not been prepared and included in this Form N-14 since, as of August 14, 2009, neither the net asset value of the Mid Cap Core Fund nor the net asset value of the Mid Cap Growth Fund exceeds ten percent (10%) of the net asset value of the MAP Fund or the Large Cap Growth Fund, respectively.

Reorganization between MainStay Income Manager Fund and
MainStay Total Return Fund

Pro Forma Combined Portfolio of Investments †††*
At April 30, 2009 (unaudited)

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Long-Term Bonds 47.5% †
Asset-Backed Securities 3.0%
Airlines 0.0%‡
Continental Airlines, Inc.
Series 1992-2, Class A1
7.256%, due 3/15/20		$28,096	$23,741			$28,096	$23,741

Automobile 0.1%
Drive Auto Receivables Trust
Series 2005-3, Class A4
5.09%, due 6/15/13	(a)(b)	367,158	353,323			367,158	353,323
Harley-Davidson Motorcycle Trust
Series 2007-3, Class B
6.04%, due 8/15/14		500,000	329,413			500,000	329,413
Superior Wholesale Inventory Financing Trust
Series 2007-AE1, Class A
0.551%, due 1/15/12	(c)			$340,000	$272,000	340,000	272,000
			682,736		272,000		954,736
Consumer Finance 0.1%
Harley-Davidson Motorcycle Trust
Series 2007-1, Class A3
5.22%, due 3/15/12				909,730	915,032	909,730	915,032

Consumer Loans 0.3%
Atlantic City Electric Transition Funding LLC
Series 2002-1, Class A4
5.55%, due 10/20/23				1,600,000	1,683,849	1,600,000	1,683,849

Credit Cards 0.8%
Bank of America Credit Card Trust
Series 2006-C4, Class C4
0.681%, due 11/15/11	(c)			330,000	324,528	330,000	324,528
Chase Issuance Trust
Series 2005, Class A-10
4.65%, due 12/17/12		750,000	768,073			750,000	768,073
Series 2006-C4, Class C4
0.741%, due 1/15/14	(c)			1,315,000	817,098	1,315,000	817,098
Citibank Credit Card Issuance Trust
Series 2006-C4, Class C4
0.698%, due 1/9/12	(c)			1,400,000	1,290,740	1,400,000	1,290,740
MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, due 10/15/12				890,000	904,233	890,000	904,233
Murcie Lago International, Ltd.
Series 2006-1X, Class A
0.668%, due 3/27/11	(c)(d)(e)			700,000	635,684	700,000	635,684
			768,073		3,972,283		4,740,356

Diversified Financial Services 0.2%
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.261%, due 4/25/37	(b)			880,000	474,140	880,000	474,140

*
All securities listed in this Portfolio of Investments as being held by the MainStay Income Manager Fund or the MainStay Total Return Fund meet the investment criteria of the MainStay Total Return Fund.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Dunkin Securitization
Series 2006-1, Class A2
5.779%, due 6/20/31	(b)			630,000	436,602	630,000	436,602
USXL Funding LLC
Series 2006-1A, Class A
5.379%, due 4/15/14	(b)(e)			188,044	170,474	188,044	170,474
					1,081,216		1,081,216

Home Equity 1.5%
Ameriquest Mortgage Securities, Inc.
Series 2003-8, Class AF5
4.64%, due 10/25/33		462,549	358,260			462,549	358,260
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-2, Class 1A5
5.833%, due 4/25/32		282,200	170,153			282,200	170,153
CIT Group Home Equity Loan Trust
Series 2003-1, Class A4
3.93%, due 3/20/32		75,687	51,622			75,687	51,622
Citicorp Residential Mortgage Securities, Inc.
Series 2006-2, Class A2
5.557%, due 9/25/36	(a)	323,224	313,812			323,224	313,812
Series 2006-3, Class A3
5.61%, due 11/25/36	(a)			495,000	430,124	495,000	430,124
Series 2006-1, Class A3
5.706%, due 7/25/36	(a)	500,000	426,772	855,000	729,780	1,355,000	1,156,552
Citifinancial Mortgage Securities, Inc.
Series 2003-3, Class AF5
4.553%, due 8/25/33	(a)	510,324	380,313			510,324	380,313
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WF2, Class A2C
5.852%, due 5/25/36		500,000	297,019			500,000	297,019
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, due 2/25/34	(a)	612,813	364,474			612,813	364,474
Series 2006-S8, Class A3
5.555%, due 4/25/36		439,419	106,370			439,419	106,370
Series 2006-S5, Class A3
5.762%, due 7/25/36		486,433	91,840			486,433	91,840
Series 2007-S1, Class A3
5.81%, due 11/25/36		453,001	100,681			453,001	100,681
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.623%, due 2/25/37		500,000	166,483			500,000	166,483
Series 2007-CB4, Class A2B
5.723%, due 4/25/37	(a)	200,000	88,361			200,000	88,361
Equity One ABS, Inc.
Series 2003-4, Class AF6
4.833%, due 11/25/33	(a)	500,000	380,438			500,000	380,438
Series 2003-3, Class AF4
4.995%, due 12/25/33		496,169	349,528			496,169	349,528
GMAC Mortgage Corp. Loan Trust
Series 2006-HE2, Class A3
6.32%, due 5/25/36		500,000	177,213			500,000	177,213
GSAA Home Equity Trust
Series 2006-6, Class AF2
5.687%, due 1/15/35		490,025	458,655			490,025	458,655
Series 2007-2, Class AF2
5.760%, due 3/25/37		500,000	357,395			500,000	357,395
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH1, Class AF3
5.532%, due 11/25/36		500,000	274,560			500,000	274,560
Series 2007-CH2, Class AF3
5.552%, due 1/25/37		500,000	160,495			500,000	160,495

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Series 2006-WF1, Class A6
6.00%, due 7/25/36		500,000	160,118			500,000	160,118
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, due 4/20/28	(b)(d)	99,563	76,800			99,563	76,800
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
5.651%, due 10/25/46		500,000	252,255			500,000	252,255
Series 2007-3XS, Class 2A2
5.704%, due 1/25/47		500,000	361,658			500,000	361,658
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 3A3
5.611%, due 1/25/37		570,000	287,257			570,000	287,257
Residential Asset Mortgage Products, Inc.
Series 2003-RZ5, Class A7
4.97%, due 9/25/33	(a)	413,041	299,679			413,041	299,679
Series 2003-RS7, Class AI6
5.34%, due 8/25/33		411,359	377,398			411,359	377,398
Residential Asset Securities Corp.
Series 2002-KS2, Class AI6
6.228%, due 4/25/32	(a)	313,107	221,157			313,107	221,157
Residential Funding Mortgage Securities II, Inc.
Series 2007-HSA3, Class 1A3
6.03%, due 5/25/37	(a)	750,000	339,778			750,000	339,778
Saxon Asset Securities Trust
Series 2003-1, Class AF5
5.455%, due 6/25/33		96,707	45,373			96,707	45,373
Terwin Mortgage Trust
Series 2005-14HE, Class AF2
4.849%, due 8/25/36	(a)	335,188	251,869			335,188	251,869
			7,747,786		1,159,904		8,907,690

Total Asset-Backed Securities
(Cost $14,913,836, Cost $10,522,854, Cost $25,436,690)			9,222,336		9,084,284		18,306,620

Convertible Bonds 2.3%
Aerospace & Defense 0.1%
L-3 Communications Corp.
3.00%, due 8/1/35				340,000	341,700	340,000	341,700

Airlines 0.0%‡
JetBlue Airways Corp.
3.75%, due 3/15/35				197,000	178,285	197,000	178,285

Banks 0.1%
National City Corp.
4.00%, due 2/1/11				745,000	697,506	745,000	697,506

Biotechnology 0.1%
Amgen, Inc.
0.125%, due 2/1/11				287,000	268,704	287,000	268,704
Enzon Pharmaceuticals, Inc.
4.00%, due 6/1/13				269,000	212,510	269,000	212,510
Gilead Sciences, Inc.
0.625%, due 5/1/13				160,000	206,800	160,000	206,800
					688,014		688,014

Coal 0.0%‡
Peabody Energy Corp.
4.75%, due 12/15/66				148,000	110,630	148,000	110,630

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Commercial Services 0.0%‡
Sotheby's
3.125%, due 6/15/13	(b)			171,000	119,700	171,000	119,700

Computers 0.1%
EMC Corp.
1.75%, due 12/1/11				612,000	641,835	612,000	641,835

Distribution & Wholesale 0.0%‡
WESCO International, Inc.
1.75%, due 11/15/26				244,000	192,760	244,000	192,760

Diversified Financial Services 0.1%
MF Global, Ltd.
9.00%, due 6/20/38	(b)			170,000	146,413	170,000	146,413
NASDAQ OMX Group, Inc. (The)
2.50%, due 8/15/13				569,000	455,911	569,000	455,911
					602,324		602,324

Electrical Components & Equipment 0.0%‡
General Cable Corp.
0.875%, due 11/15/13				239,000	195,681	239,000	195,681

Electronics 0.1%
Fisher Scientific International, Inc.
3.25%, due 3/1/24				375,000	441,094	375,000	441,094
Itron, Inc.
2.50%, due 8/1/26				142,000	144,485	142,000	144,485
TTM Technologies, Inc.
3.25%, due 5/15/15				234,000	172,575	234,000	172,575
					758,154		758,154

Energy - Alternate Sources 0.1%
Covanta Holding Corp.
1.00%, due 2/1/27				740,000	607,725	740,000	607,725

Entertainment 0.0%‡
Lions Gate Entertainment Corp.
2.938%, due 10/15/24				46,000	35,075	46,000	35,075
3.625%, due 3/15/25				70,000	52,500	70,000	52,500
					87,575		87,575

Environmental Controls 0.1%
Waste Connections, Inc.
3.75%, due 4/1/26				268,000	276,710	268,000	276,710

Food 0.1%
Great Atlantic & Pacific Tea Co.
6.75%, due 12/15/12				276,000	154,215	276,000	154,215
Spartan Stores, Inc.
3.375%, due 5/15/27				455,000	290,631	455,000	290,631
					444,846		444,846

Health Care - Products 0.1%
Medtronic, Inc.
1.625%, due 4/15/13				807,000	731,344	807,000	731,344

Insurance 0.0%‡
Conseco, Inc.
(zero coupon), beginning 9/30/10
3.50%, due 9/30/35				20,000	5,900	20,000	5,900

Iron & Steel 0.1%
ArcelorMittal

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
5.00%, due 5/15/14				202,000	209,575	202,000	209,575
United States Steel Corp.
4.00%, due 5/15/14				45,000	48,150	45,000	48,150
					257,725		257,725

Media 0.0%‡
Central European Media Enterprises, Ltd.
3.50%, due 3/15/13	(b)			153,000	92,756	153,000	92,756

Mining 0.0%‡
Alcoa, Inc.
5.25%, due 3/15/14				94,000	148,520	94,000	148,520

Miscellaneous - Manufacturing 0.1%
Eastman Kodak Co.
3.375%, due 10/15/33				219,000	179,307	219,000	179,307
Ingersoll-Rand Co.
4.50%, due 4/15/12				56,000	78,540	56,000	78,540
Textron, Inc.
4.50%, due 5/1/13				53,000	57,571	53,000	57,571
					315,418		315,418

Oil & Gas 0.5%
Chesapeake Energy Corp.
2.50%, due 5/15/37				588,000	428,505	588,000	428,505
Nabors Industries, Inc.
0.94%, due 5/15/11				582,000	531,802	582,000	531,802
St. Mary Land & Exploration Co.
3.50%, due 4/1/27				367,000	286,719	367,000	286,719
Transocean, Inc.
Series C
1.50%, due 12/15/37				958,000	823,880	958,000	823,880
Series A
1.625%, due 12/15/37				640,000	599,200	640,000	599,200
					2,670,106		2,670,106

Oil & Gas Services 0.1%
Cameron International Corp.
2.50%, due 6/15/26				141,000	154,219	141,000	154,219
Schlumberger, Ltd.
Series B
2.125%, due 6/1/23				467,000	649,130	467,000	649,130
					803,349		803,349

Pharmaceuticals 0.2%
ALZA Corp.
(zero coupon), due 7/28/20				608,000	540,360	608,000	540,360
Teva Pharmaceutical Finance Co. B.V.
Series D
1.75%, due 2/1/26				636,000	695,625	636,000	695,625
					1,235,985		1,235,985

Real Estate Investment Trusts 0.0%‡
Macerich Co. (The)
3.25%, due 3/15/12	(b)			136,000	96,390	136,000	96,390

Retail 0.0%‡
Costco Wholesale Corp.
(zero coupon), due 8/19/17				133,000	147,464	133,000	147,464

Semiconductors 0.1%
Micron Technology, Inc.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
4.25%, due 10/15/13				102,000	119,467	102,000	119,467
ON Semiconductor Corp.
2.625%, due 12/15/26				174,000	142,245	174,000	142,245
Teradyne, Inc.
4.50%, due 3/15/14				68,000	87,635	68,000	87,635
					349,347		349,347

Software 0.1%
Sybase, Inc.
1.75%, due 2/22/25				283,000	396,200	283,000	396,200
SYNNEX Corp.
4.00%, due 5/15/18	(b)			108,000	97,065	108,000	97,065
					493,265		493,265

Telecommunications 0.1%
Anixter International, Inc.
1.00%, due 2/15/13				338,000	285,610	338,000	285,610
SBA Communications Corp.
1.875%, due 5/1/13	(b)			468,000	395,460	468,000	395,460
					681,070		681,070

Total Convertible Bonds
(Cost $0, Cost $16,148,021, Cost $16,148,021)					13,972,084		13,972,084

Corporate Bonds 12.9%
Advertising 0.1%
Jostens Intermediate Holding Corp.
7.625%, due 10/1/12		245,000	237,650			245,000	237,650
Lamar Media Corp.
6.625%, due 8/15/15				120,000	94,200	120,000	94,200
Series C
6.625%, due 8/15/15		300,000	229,500			300,000	229,500
			467,150		94,200		561,350

Aerospace & Defense 0.2%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
9.75%, due 4/1/17		400,000	98,000			400,000	98,000
L-3 Communications Corp.
Class B
6.375%, due 10/15/15		300,000	284,250			300,000	284,250
Moog, Inc.
6.25%, due 1/15/15		385,000	356,125			385,000	356,125
Northrop Grumman Corp.
7.125%, due 2/15/11		100,000	106,444			100,000	106,444
TransDigm, Inc.
7.75%, due 7/15/14		200,000	195,500			200,000	195,500
United Technologies Corp.
5.40%, due 5/1/35				250,000	218,534	250,000	218,534
			1,040,319		218,534		1,258,853

Agriculture 0.0%‡
Cargill, Inc.
4.375%, due 6/1/13	(b)			200,000	186,418	200,000	186,418
Reynolds American, Inc.
7.625%, due 6/1/16				37,000	32,537	37,000	32,537
					218,955		218,955

Airlines 0.0%‡
Delta Air Lines, Inc. (Escrow Shares)
8.00%, due 6/3/49	(f)			40,000	290	40,000	290
10.375%, due 12/15/22	(f)			100,000	500	100,000	500
Northwest Airlines, Inc. (Escrow Shares)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
7.625%, due 11/15/23	(f)			42,700	218	42,700	218
8.875%, due 6/1/49	(f)			30,000	75	30,000	75
10.00%, due 2/1/49	(f)			17,300	43	17,300	43
					1,126		1,126

Auto Parts & Equipment 0.1%
FleetPride Corp.
11.50%, due 10/1/14	(b)			140,000	119,000	140,000	119,000
Goodyear Tire & Rubber Co. (The)
8.625%, due 12/1/11				68,000	64,940	68,000	64,940
Lear Corp.
Series B
8.50%, due 12/1/13				53,000	7,685	53,000	7,685
8.75%, due 12/1/16				65,000	10,075	65,000	10,075
Tenneco Automotive, Inc.
8.625%, due 11/15/14				80,000	24,000	80,000	24,000
TRW Automotive, Inc.
7.00%, due 3/15/14	(b)	300,000	166,500			300,000	166,500
			166,500		225,700		392,200

Banks 1.5%
GMAC LLC
6.875%, due 9/15/11		189,000	164,430			189,000	164,430
GMAC LLC
8.00%, due 11/1/31	(b)			211,000	147,700	211,000	147,700
HSBC USA, Inc.
3.125%, due 12/16/11	(g)			1,970,000	2,036,135	1,970,000	2,036,135
KeyBank N.A.
5.80%, due 7/1/14		175,000	148,330			175,000	148,330
Mercantile-Safe Deposit & Trust Co.
5.70%, due 11/15/11		100,000	103,676			100,000	103,676
PNC Funding Corp.
2.30%, due 6/22/12	(g)			2,280,000	2,287,465	2,280,000	2,287,465
Regions Bank
3.25%, due 12/9/11	(g)			1,650,000	1,706,288	1,650,000	1,706,288
Sovereign Bank
2.75%, due 1/17/12	(g)			1,790,000	1,814,648	1,790,000	1,814,648
SunTrust Banks, Inc.
5.45%, due 12/1/17		50,000	37,926			50,000	37,926
USB Capital IX
6.189%, due 4/15/49				200,000	111,000	200,000	111,000
Wachovia Corp.
5.50%, due 5/1/13				300,000	294,115	300,000	294,115
Wells Fargo Bank N.A.
6.45%, due 2/1/11		250,000	254,884			250,000	254,884
			709,246		8,397,351		9,106,597

Beverages 0.0%‡
Anheuser-Busch Cos., Inc.
5.75%, due 4/1/10		100,000	103,125			100,000	103,125
Coca-Cola Enterprises, Inc.
7.00%, due 5/15/98		100,000	87,508			100,000	87,508
Constellation Brands, Inc.
7.25%, due 5/15/17				95,000	91,675	95,000	91,675
			190,633		91,675		282,308

Building Materials 0.1%
USG Corp.
6.30%, due 11/15/16				705,000	465,300	705,000	465,300

Chemicals 0.2%
Dow Chemical Co. (The)
8.55%, due 10/15/09		100,000	100,281			100,000	100,281
Equistar Chemicals, L.P.
7.55%, due 2/15/26	(f)			90,000	21,150	90,000	21,150

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Innophos, Inc.
8.875%, due 8/15/14		325,000	273,000			325,000	273,000
Millennium America, Inc.
7.625%, due 11/15/26	(f)			110,000	3,850	110,000	3,850
Mosaic Global Holdings, Inc.
7.375%, due 12/1/14	(b)			80,000	79,400	80,000	79,400
7.625%, due 12/1/16	(b)			95,000	95,475	95,000	95,475
Phibro Animal Health Corp.
10.00%, due 8/1/13	(b)			80,000	67,200	80,000	67,200
Rockwood Specialties Group, Inc.
7.50%, due 11/15/14		400,000	348,000			400,000	348,000
Tronox Worldwide LLC/Tronox Finance Corp.
9.50%, due 12/1/12	(f)			100,000	17,000	100,000	17,000
			721,281		284,075		1,005,356

Coal 0.1%
Arch Western Finance LLC
6.75%, due 7/1/13		250,000	218,125			250,000	218,125
Peabody Energy Corp.
5.875%, due 4/15/16		255,000	229,500			255,000	229,500
7.375%, due 11/1/16				70,000	68,425	70,000	68,425
7.875%, due 11/1/26				120,000	109,800	120,000	109,800
			447,625		178,225		625,850

Commercial Services 0.3%
Cardtronics, Inc.
9.25%, due 8/15/13				95,000	68,875	95,000	68,875
Corrections Corp. of America
7.50%, due 5/1/11		200,000	200,000			200,000	200,000
Geo Group, Inc. (The)
8.25%, due 7/15/13		235,000	223,838			235,000	223,838
Iron Mountain, Inc.
8.75%, due 7/15/18		400,000	406,000			400,000	406,000
Lender Processing Services, Inc.
8.125%, due 7/1/16		270,000	267,300			270,000	267,300
Mac-Gray Corp.
7.625%, due 8/15/15		400,000	379,000			400,000	379,000
McKesson Corp.
5.25%, due 3/1/13		125,000	125,423			125,000	125,423
Service Corp. International
7.00%, due 6/15/17		350,000	314,125			350,000	314,125
7.625%, due 10/1/18				55,000	50,188	55,000	50,188
			1,915,686		119,063		2,034,749

Computers 0.1%
SunGard Data Systems, Inc.
9.125%, due 8/15/13		400,000	382,000			400,000	382,000

Diversified Financial Services 2.3%
American General Finance Corp.
5.20%, due 12/15/11		400,000	188,083			400,000	188,083
6.90%, due 12/15/17		100,000	40,301			100,000	40,301
AmeriCredit Corp.
8.50%, due 7/1/15				95,000	89,300	95,000	89,300
Ameriprise Financial, Inc.
5.35%, due 11/15/10		50,000	49,288			50,000	49,288
Capital One Bank
5.125%, due 2/15/14		100,000	83,968			100,000	83,968
Caterpillar Financial Services Corp.
4.30%, due 6/1/10		50,000	50,668			50,000	50,668
6.125%, due 2/17/14				1,250,000	1,275,066	1,250,000	1,275,066
Citigroup, Inc.
5.875%, due 2/22/33		250,000	145,328			250,000	145,328
Ford Motor Credit Co.
9.875%, due 8/10/11		200,000	175,009			200,000	175,009

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
General Electric Capital Corp.
3.00%, due 12/9/11	(g)			1,540,000	1,588,767	1,540,000	1,588,767
6.875%, due 1/10/39				825,000	646,419	825,000	646,419
Global Cash Acceptance/Global Cash Finance Corp.
8.75%, due 3/15/12		300,000	264,000			300,000	264,000
Goldman Sachs Group, Inc. (The)
5.35%, due 1/15/16		150,000	138,248			150,000	138,248
5.70%, due 9/1/12		75,000	75,510			75,000	75,510
Harley-Davidson Funding Corp.
6.80%, due 6/15/18	(b)			270,000	190,745	270,000	190,745
HSBC Finance Corp.
4.75%, due 4/15/10				760,000	758,109	760,000	758,109
John Deere Capital Corp.
2.875%, due 6/19/12	(g)			2,545,000	2,616,057	2,545,000	2,616,057
JPMorgan Chase & Co.
2.125%, due 6/22/12	(g)			2,705,000	2,711,027	2,705,000	2,711,027
5.15%, due 10/1/15		100,000	89,241			100,000	89,241
5.75%, due 1/2/13		250,000	252,186			250,000	252,186
LaBranche & Co., Inc.
11.00%, due 5/15/12				30,000	27,300	30,000	27,300
MBNA Corp.
6.125%, due 3/1/13		100,000	88,723			100,000	88,723
Merrill Lynch & Co., Inc.
6.05%, due 8/15/12				580,000	533,474	580,000	533,474
6.875%, due 4/25/18		150,000	126,410			150,000	126,410
Morgan Stanley
Series E
5.45%, due 1/9/17		350,000	312,880			350,000	312,880
6.00%, due 4/28/15				595,000	562,045	595,000	562,045
6.75%, due 10/15/13		125,000	119,696			125,000	119,696
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
9.25%, due 4/1/15		350,000	296,625			350,000	296,625
Pricoa Global Funding I
4.625%, due 6/25/12	(b)	200,000	177,670			200,000	177,670
			2,673,834		10,998,309		13,672,143

Electric 0.8%
AES Corp. (The)
8.75%, due 5/15/13	(b)	200,000	202,000			200,000	202,000
AES Eastern Energy, L.P.
Series 1999-A
9.00%, due 1/2/17				108,278	100,157	108,278	100,157
Arizona Public Service Co.
5.5%, due 9/1/35		325,000	193,801			325,000	193,801
CMS Energy Corp.
8.5%, due 4/15/11		500,000	510,523			500,000	510,523
Consumers Energy Co.
Series B
5.375%, due 4/15/13		100,000	101,535			100,000	101,535
Dominion Resources, Inc.
Series B
6.25%, due 6/30/12		60,000	62,976			60,000	62,976
Edison Mission Energy
7.00%, due 5/15/17		600,000	453,000			600,000	453,000
Energy Future Holdings Corp.
10.875%, due 11/1/17		200,000	136,500			200,000	136,500
Entergy Mississippi, Inc.
5.15%, due 2/1/13		250,000	241,769			250,000	241,769
FirstEnergy Corp.
Series B
6.45%, due 11/15/11		125,000	126,955			125,000	126,955

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
IES Utilities, Inc.
Series B
6.75%, due 3/15/11		100,000	102,574			100,000	102,574
Ipalco Enterprises, Inc.
7.25%, due 4/1/16	(b)	260,000	244,400			260,000	244,400
Mirant North America LLC
7.375%, due 12/31/13		400,000	385,000			400,000	385,000
Nevada Power Co.
6.5%, due 4/15/12		900,000	919,449			900,000	919,449
NRG Energy, Inc.
7.25%, due 2/1/14				15,000	14,475	15,000	14,475
7.375%, due 2/1/16		600,000	577,500	30,000	28,875	630,000	606,375
Pepco Holdings, Inc.
6.45%, due 8/15/12		239,000	238,685			239,000	238,685
7.45%, due 8/15/32		50,000	40,240			50,000	40,240
PSE&G Power LLC
7.75%, due 4/15/11		100,000	105,935			100,000	105,935
Reliant Energy Mid-Atlantic Power Holdings LLC
Series C
9.681%, due 7/2/26				90,000	81,900	90,000	81,900
San Diego Gas & Electric Co.
5.35%, due 5/15/35		50,000	45,489			50,000	45,489
Texas Competitive Electric Holdings Co. LLC
10.25%, due 11/1/15		200,000	113,500			200,000	113,500
Union Electric Co.
5.40%, due 2/1/16		50,000	46,199			50,000	46,199
			4,848,030		225,407		5,073,437

Engineering & Construction 0.0%‡
Esco Corp.
8.625%, due 12/15/13	(b)	250,000	202,500			250,000	202,500

Electrical Components & Equipment 0.0%‡
Belden, Inc.
7.00%, due 3/15/17				90,000	79,200	90,000	79,200

Entertainment 0.3%
Gaylord Entertainment Co.
6.75%, due 11/15/14				25,000	16,812	25,000	16,812
8.00%, due 11/15/13				55,000	39,325	55,000	39,325
Jacobs Entertainment, Inc.
9.75%, due 6/15/14				70,000	50,575	70,000	50,575
Mohegan Tribal Gaming Authority
6.375%, due 7/15/09				60,000	58,200	60,000	58,200
Penn National Gaming, Inc.
6.75%, due 3/1/15				180,000	166,050	180,000	166,050
Pokagon Gaming Authority
10.375%, due 6/15/14	(b)	373,000	345,025			373,000	345,025
Shingle Springs Tribal Gaming Authority
9.375%, due 6/15/15	(b)	400,000	208,000			400,000	208,000
Speedway Motorsports, Inc.
6.75%, due 6/1/13				175,000	153,125	175,000	153,125
Tunica-Biloxi Gaming Authority
9.00%, due 11/15/15	(b)	123,000	105,780			123,000	105,780
Vail Resorts, Inc.
6.75%, due 2/15/14		300,000	270,000	180,000	162,000	480,000	432,000
Warner Music Group
7.375%, due 4/15/14		100,000	74,500			100,000	74,500
			1,003,305		646,087		1,649,392

Environmental Controls 0.1%
Allied Waste North America
6.875%, due 6/1/17		350,000	339,500			350,000	339,500
Geo Sub Corp.
11.00%, due 5/15/12				60,000	43,125	60,000	43,125

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Republic Services, Inc.
6.75%, due 8/15/11		25,000	24,668			25,000	24,668
Waste Services, Inc.
9.50%, due 4/15/14		150,000	130,500			150,000	130,500
WCA Waste Corp.
9.25%, due 6/15/14		160,000	129,600			160,000	129,600
			624,268		43,125		667,393

Finance - Auto Loans 0.0%‡
Ford Motor Credit Co. LLC
7.375%, due 10/28/09				70,000	67,218	70,000	67,218
7.875%, due 6/15/10				3,000	2,760	3,000	2,760
					69,978		69,978

Finance - Other Services 0.1%
American Real Estate Partners, L.P./American Real Estate Finance Corp.
7.125%, due 2/15/13				250,000	210,000	250,000	210,000
8.125%, due 6/1/12				305,000	271,450	305,000	271,450
					481,450		481,450

Food 0.2%
Del Monte Corp.
6.75%, due 2/15/15		300,000	288,000			300,000	288,000
Ingles Market, Inc.
8.875%, due 5/15/17		120,000	115,858			120,000	115,858
Kellogg Co.
Series B
7.45%, due 4/1/31		100,000	112,909			100,000	112,909
Kroger Co. (The)
4.95%, due 1/15/15		100,000	97,040			100,000	97,040
Safeway, Inc.
6.35%, due 8/15/17		200,000	206,918			200,000	206,918
Stater Brothers Holdings
7.75%, due 4/15/15				26,000	25,090	26,000	25,090
8.125%, due 6/15/12		85,000	83,937			85,000	83,937
			904,662		25,090		929,752

Forest Products & Paper 0.2%
Bowater, Inc.
9.375%, due 12/15/21	(f)			250,000	30,625	250,000	30,625
Buckeye Technologies, Inc.
8.50%, due 10/1/13		400,000	348,000			400,000	348,000
Georgia-Pacific Corp.
7.00%, due 1/15/15	(b)	395,000	375,250	150,000	142,500	545,000	517,750
7.75%, due 11/15/29				5,000	3,925	5,000	3,925
8.00%, due 1/15/24				20,000	17,000	20,000	17,000
8.875%, due 5/15/31				30,000	25,650	30,000	25,650
Weyerhaeuser Co.
6.75%, due 3/15/12		100,000	99,797			100,000	99,797
			823,047		219,700		1,042,747

Hand & Machine Tools 0.1%
Baldor Electric Co.
8.625%, due 2/15/17		400,000	354,000	90,000	79,650	490,000	433,650

Health Care - Products 0.1%
Bausch & Lomb, Inc.
9.875%, due 11/1/15		155,000	140,662			155,000	140,662
Catalent Pharma Solutions, Inc.
9.50%, due 4/15/15	(h)			145,000	49,300	145,000	49,300
Cooper Cos., Inc. (The)
7.125%, due 2/15/15				70,000	65,450	70,000	65,450

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Invacare Corp.
9.75%, due 2/15/15				110,000	110,825	110,000	110,825
Universal Hospital Services, Inc.
5.943%, due 6/1/15	(c)			40,000	30,700	40,000	30,700
8.5%, due 6/1/15	(h)			40,000	37,200	40,000	37,200
VWR Funding, Inc.
Series B
10.25%, due 7/15/15	(h)			95,000	69,112	95,000	69,112
			140,662		362,587		503,249

Health Care - Services 0.4%
Aetna, Inc.
7.875%, due 3/1/11		50,000	52,906			50,000	52,906
Alliance HealthCare Services, Inc.
7.25%, due 12/15/12				40,000	39,500	40,000	39,500
Community Health Systems, Inc.
8.875%, due 7/15/15		300,000	298,500	215,000	213,925	515,000	512,425
DaVita, Inc.
7.25%, due 3/15/15		400,000	391,000			400,000	391,000
HCA, Inc.
8.50%, due 4/15/19	(b)	102,000	102,637			102,000	102,637
8.75%, due 9/1/10				135,000	134,662	135,000	134,662
9.25%, due 11/15/16		300,000	297,000			300,000	297,000
Psychiatric Solutions, Inc.
7.75%, due 7/15/15				90,000	82,350	90,000	82,350
Quest Diagnostics, Inc.
5.125%, due 11/1/10		25,000	25,129			25,000	25,129
Roche Holdings, Inc.
6.00%, due 3/1/19	(b)			500,000	519,877	500,000	519,877
			1,167,172		990,314		2,157,486

Holding Company - Diversified 0.0%‡
Susser Holdings LLC/Susser Finance Corp.
10.625%, due 12/15/13				65,000	65,650	65,000	65,650

Home Builders 0.1%
Centex Corp.
5.70%, due 5/15/14		280,000	252,000			280,000	252,000
Meritage Homes Corp.
6.25%, due 3/15/15		300,000	219,000			300,000	219,000
Pulte Homes, Inc.
7.875%, due 8/1/11		425,000	423,937			425,000	423,937
			894,937				894,937

Home Furnishing 0.0%‡
ALH Finance LLC/ALH Finance Corp.
8.50%, due 1/15/13		200,000	173,500			200,000	173,500

Household Products & Wares 0.1%
American Greetings Corp.
7.375%, due 6/1/16		150,000	79,500			150,000	79,500
Jarden Corp.
7.50%, due 5/1/17				75,000	66,375	75,000	66,375
8.00%, due 5/1/16		240,000	234,000			240,000	234,000
JohnsonDiversey, Inc.
Series B
9.625%, due 5/15/12		400,000	379,000			400,000	379,000
Libbey Glass, Inc.
9.568%, due 6/1/11	(c)			80,000	43,200	80,000	43,200
			692,500		109,575		802,075

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Insurance 0.2%
Allstate Corp. (The)
7.20%, due 12/1/09		100,000	101,775			100,000	101,775
American International Group, Inc.
4.70%, due 10/1/10		100,000	58,490			100,000	58,490
Berkshire Hathaway Finance Corp.
4.625%, due 10/15/13		100,000	102,097			100,000	102,097
CIGNA Corp.
7.00%, due 1/15/11		100,000	98,868			100,000	98,868
Crum & Forster Holdings Corp.
7.75%, due 5/1/17				215,000	172,000	215,000	172,000
Everest Reinsurance Holdings, Inc.
8.75%, due 3/15/10		500,000	506,019			500,000	506,019
HUB International Holdings, Inc.
9.00%, due 12/15/14	(b)			195,000	135,525	195,000	135,525
Nationwide Financial Services, Inc.
5.10%, due 10/1/15		25,000	19,890			25,000	19,890
Principal Life Income Funding Trust
5.20%, due 11/15/10		25,000	25,248			25,000	25,248
USI Holdings Corp.
5.113%, due 11/15/14	(b)(c)			35,000	16,800	35,000	16,800
9.75%, due 5/15/15	(b)			95,000	45,600	95,000	45,600
			912,387		369,925		1,282,312

Leisure Time 0.1%
Leslie's Poolmart, Inc.
7.75%, due 2/1/13		400,000	374,000			400,000	374,000
Travelport LLC
9.875%, due 9/1/14		400,000	196,000			400,000	196,000
			570,000				570,000

Lodging 0.1%
Boyd Gaming Corp.
7.75%, due 12/15/12				170,000	164,900	170,000	164,900
MGM Mirage, Inc.
5.875%, due 2/27/14		400,000	227,000			400,000	227,000
MTR Gaming Group, Inc.
Series B
9.00%, due 6/1/12				30,000	14,100	30,000	14,100
9.75%, due 4/1/10				50,000	42,875	50,000	42,875
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
3.82%, due 3/15/14	(b)(c)			85,000	56,100	85,000	56,100
Wynn Las Vegas LLC
6.625%, due 12/1/14		400,000	338,000			400,000	338,000
			565,000		277,975		842,975

Machinery - Construction & Mining 0.2%
Caterpillar, Inc.
6.05%, due 8/15/36				825,000	699,341	825,000	699,341
7.25%, due 9/15/09		100,000	101,707			100,000	101,707
Terex Corp.
8.00%, due 11/15/17		300,000	246,000			300,000	246,000
			347,707		699,341		1,047,048
Machinery - Diversified 0.0%‡
Columbus McKinnon Corp.
8.875%, due 11/1/13		200,000	198,000			200,000	198,000

Media 0.9%
Allbritton Communications Co.
7.75%, due 12/15/12		300,000	136,500			300,000	136,500
Charter Communications Operating LLC / Charter Communications Operating Capital
8.00%, due 4/30/12	(b)	200,000	188,000			200,000	188,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Comcast Cable Communications Holdings, Inc.
8.375%, due 3/15/13		150,000	165,399			150,000	165,399
Comcast Corp.
6.50%, due 1/15/15		100,000	103,226			100,000	103,226
CSC Holdings, Inc.
6.75%, due 4/15/12		100,000	97,750			100,000	97,750
7.625%, due 7/15/18		200,000	192,000			200,000	192,000
Dex Media, Inc.
8.00%, due 11/15/13	(f)	250,000	30,000			250,000	30,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
8.375%, due 3/15/13		400,000	406,000			400,000	406,000
Echostar DBS Corp.
6.375%, due 10/1/11		300,000	291,000			300,000	291,000
Houghton Mifflin Harcourt Publishing Co.
7.20%, due 3/15/11				75,000	69,000	75,000	69,000
ION Media Networks, Inc.
7.381%, due 1/15/13	(b)(c)(h)			38,185	286	38,185	286
Mediacom Broadband LLC
8.50%, due 10/15/15		300,000	282,000			300,000	282,000
Morris Publishing Group LLC
7.00%, due 8/1/13	(f)			74,000	3,053	74,000	3,053
News America Holdings, Inc.
9.25%, due 2/1/13		100,000	106,946			100,000	106,946
Nielsen Finance LLC / Nielsen Finance Co.
10.00%, due 8/1/14		120,000	112,800			120,000	112,800
11.50%, due 5/1/16	(b)	50,000	47,250			50,000	47,250
Rainbow National Services LLC
10.375%, due 9/1/14	(b)	130,000	135,200			130,000	135,200
8.75%, due 9/1/12	(b)			75,000	76,500	75,000	76,500
Salem Communciations Corp.
7.75%, due 12/15/10		300,000	90,750			300,000	90,750
Time Warner Cable, Inc.
5.85%, due 5/1/17		540,000	519,232			540,000	519,232
8.25%, due 2/14/14				1,040,000	1,140,679	1,040,000	1,140,679
9.25%, due 2/15/14		400,000	401,000			400,000	401,000
Time Warner, Inc.
7.70%, due 5/1/32				750,000	682,687	750,000	682,687
Ziff Davis Media, Inc.
8.875%, due 7/15/11	(c)(d)(e)(h)			19,010	7,224	19,010	7,224
			3,305,053		1,979,429		5,284,482

Metal Fabricate & Hardware 0.0%‡
Mueller Water Products, Inc.
7.375%, due 6/1/17				90,000	53,100	90,000	53,100
Neenah Foundary Co.
9.50%, due 1/1/17				130,000	34,450	130,000	34,450
					87,550		87,550

Mining 0.3%
Alcoa, Inc.
5.90%, due 2/1/27				700,000	442,327	700,000	442,327
Century Aluminum Co.
7.50%, due 8/15/14		400,000	216,000			400,000	216,000
Freeport-McMoRan Copper & Gold, Inc.
8.25%, due 4/1/15				55,000	54,175	55,000	54,175
8.375%, due 4/1/17		400,000	392,000	110,000	107,800	510,000	499,800
Vulcan Materials Co.
6.30%, due 6/15/13				430,000	422,605	430,000	422,605
			608,000		1,026,907		1,634,907

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Miscellaneous - Manufacturing 0.3%
Actuant Corp.
6.875%, due 6/15/17		200,000	181,000	85,000	76,925	285,000	257,925
General Electric Co.
5.25%, due 12/6/17		250,000	236,575			250,000	236,575
Parker Hannifin Corp.
7.30%, due 5/15/11		500,000	530,202			500,000	530,202
RBS Global, Inc./Rexnord Corp.
9.50%, due 8/1/14				125,000	102,188	125,000	102,188
SPX Corp.
7.625%, due 12/15/14		365,000	360,438			365,000	360,438
Textron, Inc.
5.60%, due 12/1/17		175,000	118,138			175,000	118,138
			1,426,353		179,113		1,605,466

Oil & Gas 0.8%
Chaparral Energy, Inc.
8.50%, due 12/1/15				130,000	52,000	130,000	52,000
Chesapeake Energy Corp.
6.50%, due 8/15/17				135,000	115,762	135,000	115,762
6.625%, due 1/15/16		500,000	445,000			500,000	445,000
6.875%, due 11/15/20				5,000	4,075	5,000	4,075
Comstock Resources, Inc.
6.875%, due 3/1/12		400,000	362,000			400,000	362,000
Connacher Oil & Gas
10.25%, due 12/15/15	(b)	200,000	89,000			200,000	89,000
Denbury Resources, Inc.
7.50%, due 12/15/15		400,000	376,000			400,000	376,000
Devon Financing Corp. LLC
6.875%, due 9/30/11		125,000	132,897			125,000	132,897
Devon OEI Operating, Inc.
7.25%, due 10/1/11				675,000	714,357	675,000	714,357
Encore Acquisition Co.
9.50%, due 5/1/16		300,000	288,750			300,000	288,750
Enterprise Products Operating, L.P.
4.95%, due 6/1/10		100,000	100,145			100,000	100,145
Forest Oil Corp.
7.25%, due 6/15/19				125,000	104,063	125,000	104,063
Frontier Oil Corp.
8.50%, due 9/15/16		200,000	198,000			200,000	198,000
Hilcorp Energy I, L.P./Hilcorp Finance Co.
9.00%, due 6/1/16	(b)			60,000	51,300	60,000	51,300
Motiva Enterprises LLC
5.20%, due 9/15/12	(b)	200,000	206,807			200,000	206,807
Newfield Exploration Co.
6.625%, due 4/15/16				110,000	99,550	110,000	99,550
7.125%, due 5/15/18		340,000	307,700			340,000	307,700
Pemex Project Funding Master Trust
6.625%, due 6/15/35				110,000	88,947	110,000	88,947
Pride International, Inc.
7.375%, due 7/15/14				35,000	34,300	35,000	34,300
Regency Energy Partners/Regency Energy Finance Corp.
8.375%, due 12/15/13				81,000	75,735	81,000	75,735
RRI Energy, Inc.
7.625%, due 6/15/14				25,000	22,563	25,000	22,563
7.875%, due 6/15/17				215,000	191,887	215,000	191,887
Southwestern Energy Co.
7.50%, due 2/1/18	(b)	400,000	389,000			400,000	389,000
Stone Energy Corp.
6.75%, due 12/15/14				80,000	33,200	80,000	33,200

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Whiting Petroleum Corp.
7.00%, due 2/1/14				135,000	116,100	135,000	116,100
7.25%, due 5/1/13				55,000	48,400	55,000	48,400
			2,895,299		1,752,239		4,647,538

Oil & Gas Services 0.0%‡
Allis-Chalmers Energy, Inc.
8.50%, due 3/1/17				61,000	28,060	61,000	28,060
9.00%, due 1/15/14				40,000	19,800	40,000	19,800
Complete Production Services, Inc.
8.00%, due 12/15/16		200,000	148,000	170,000	125,800	370,000	273,800
			148,000		173,660		321,660

Packaging & Containers 0.2%
Berry Plastics Corp.
8.875%, due 9/15/14		400,000	288,000			400,000	288,000
Graham Packaging Co., Inc.
8.50%, due 10/15/12		250,000	215,000			250,000	215,000
Owens-Illinois, Inc.
7.80%, due 5/15/18		400,000	389,000			400,000	389,000
Rock-Tenn Co.
9.25%, due 3/15/16		250,000	254,375			250,000	254,375
			1,146,375				1,146,375

Pharmaceuticals 0.4%
Medco Health Solutions, Inc.
7.25%, due 8/15/13				1,180,000	1,215,081	1,180,000	1,215,081
NBTY, Inc.
7.125%, due 10/1/15				70,000	63,000	70,000	63,000
Pfizer, Inc.
6.20%, due 3/15/19				1,035,000	1,112,358	1,035,000	1,112,358
Schering-Plough Corp.
5.55%, due 12/1/13		100,000	106,025			100,000	106,025
			106,025		2,390,439		2,496,464

Pipelines 0.5%
ANR Pipeline Co.
9.625%, due 11/1/21				55,000	64,744	55,000	64,744
Copano Energy LLC
8.125%, due 3/1/16				70,000	63,700	70,000	63,700
Copano Energy LLC/Copano Energy Finance Corp.
7.75%, due 6/1/18	(b)	250,000	218,750			250,000	218,750
Dynegy Holdings, Inc.
7.75%, due 6/1/19		200,000	147,000			200,000	147,000
El Paso Corp.
7.00%, due 6/15/17		510,000	458,203			510,000	458,203
El Paso Natural Gas Co.
7.50%, due 11/15/26				95,000	85,213	95,000	85,213
Kinder Morgan Finance Co. ULC
5.70%, due 1/5/16		370,000	320,975			370,000	320,975
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
Series B
6.875%, due 11/1/14		150,000	123,000	125,000	102,500	275,000	225,500
8.50%, due 7/15/16				15,000	12,525	15,000	12,525
8.75%, due 4/15/18		140,000	116,200			140,000	116,200
Nustar Logistics
7.65%, due 4/15/18				300,000	265,051	300,000	265,051
ONEOK Partners, L.P.
8.625%, due 3/1/19				250,000	254,095	250,000	254,095
Panhandle Eastern Pipeline Co.
6.20%, due 11/1/17				760,000	691,045	760,000	691,045
			1,384,128		1,538,873		2,923,001

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Real Estate 0.1%
AMB Property, L.P.
5.45%, due 12/1/10		500,000	477,331			500,000	477,331
ERP Operating, L.P.
7.125%, due 10/15/17		100,000	85,875			100,000	85,875
			563,206				563,206

Real Estate Investment Trusts 0.3%
AvalonBay Communities, Inc.
6.125%, due 11/1/12		250,000	232,346			250,000	232,346
Camden Property Trust
4.375%, due 1/15/10		65,000	64,085			65,000	64,085
Health Care Property Investors, Inc.
6.00%, due 1/30/17				450,000	367,146	450,000	367,146
Host Marriott, L.P.
6.375%, due 3/15/15				145,000	128,325	145,000	128,325
Series Q
6.75%, due 6/1/16				35,000	30,538	35,000	30,538
Liberty Property, L.P.
8.50%, due 8/1/10		125,000	119,952			125,000	119,952
Omega Healthcare Investors, Inc.
7.00%, due 4/1/14				75,000	69,937	75,000	69,937
ProLogis
5.625%, due 11/15/16		100,000	66,935			100,000	66,935
Regency Centers, L.P.
6.75%, due 1/15/12		200,000	184,488			200,000	184,488
Vornado Realty Trust
3.625%, due 11/15/26				363,000	325,792	363,000	325,792
Weingarten Realty Investors
7.00%, due 7/15/11		500,000	465,664			500,000	465,664
			1,133,470		921,738		2,055,208

Retail 0.3%
CVS Caremark Corp.
5.789%, due 1/10/26	(b)			296,005	223,483	296,005	223,483
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.75%, due 5/1/14		300,000	270,750			300,000	270,750
Home Depot, Inc.
5.40%, due 3/1/16				405,000	389,015	405,000	389,015
Neiman Marcus Group, Inc. (The)
9.00%, due 10/15/15	(h)	409,750	225,362			409,750	225,362
New Albertsons, Inc.
7.50%, due 2/15/11		300,000	299,250			300,000	299,250
Rite Aid Corp.
8.625%, due 3/1/15				127,000	68,580	127,000	68,580
9.375%, due 12/15/15				65,000	35,425	65,000	35,425
Star Gas Partners, L.P./Star Gas Finance Co.
Series B
10.25%, due 2/15/13				22,000	19,470	22,000	19,470
TJX Cos., Inc.
6.95%, due 4/15/19				295,000	306,343	295,000	306,343
			795,362		1,042,316		1,837,678

Semiconductors 0.1%
Amkor Technology, Inc.
9.25%, due 6/1/16		400,000	348,000			400,000	348,000

Telecommunications 0.5%
Alcatel-Lucent USA, Inc.
6.45%, due 3/15/29				530,000	262,350	530,000	262,350
BellSouth Corp.
6.00%, due 10/15/11		250,000	266,176			250,000	266,176
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.75%, due 5/1/17	(b)	205,000	207,050			205,000	207,050

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Cincinnati Bell, Inc.
8.375%, due 1/15/14		300,000	296,250			300,000	296,250
Cricket Communications, Inc.
9.375%, due 11/1/14		300,000	297,000			300,000	297,000
Embarq Corp.
7.995%, due 6/1/36		50,000	41,500			50,000	41,500
GCI, Inc.
7.25%, due 2/15/14		250,000	230,000	85,000	78,200	335,000	308,200
iPCS, Inc.
3.295%, due 5/1/13	(c)			35,000	28,350	35,000	28,350
MetroPCS Wireless, Inc.
9.25%, due 11/1/14		400,000	400,500			400,000	400,500
New Cingular Wireless Services, Inc.
7.875%, due 3/1/11		100,000	108,437			100,000	108,437
PAETEC Holding Corp.
9.5%, due 7/15/15				70,000	52,500	70,000	52,500
Qwest Capital Funding
6.875%, due 7/15/28		300,000	201,000			300,000	201,000
Qwest Communications International, Inc.
7.25%, due 2/15/11				57,000	56,145	57,000	56,145
Series B
7.50%, due 2/15/14		200,000	185,500			200,000	185,500
Qwest Corp.
7.125%, due 11/15/43				20,000	13,600	20,000	13,600
7.25%, due 9/15/25				45,000	34,425	45,000	34,425
7.50%, due 10/1/14				145,000	139,925	145,000	139,925
8.875%, due 3/15/12				30,000	30,450	30,000	30,450
Windstream Corp.
8.125%, due 8/1/13		400,000	398,000			400,000	398,000
			2,631,413		695,945		3,327,358

Textiles 0.0%‡
INVISTA
9.25%, due 5/1/12	(b)			80,000	72,600	80,000	72,600
Simmons Co.
7.875%, due 1/15/14		250,000	41,250			250,000	41,250
			41,250		72,600		113,850

Transportation 0.1%
Atlantic Express Transportation Corp.
9.961%, due 4/15/12	(c)(f)			35,000	11,594	35,000	11,594
Burlington Northern Santa Fe Corp.
7.125%, due 12/15/10		100,000	104,635			100,000	104,635
Norfolk Southern Corp.
6.75%, due 2/15/11		100,000	105,377			100,000	105,377
Union Pacific Corp.
6.65%, due 1/15/11		100,000	105,409			100,000	105,409
			315,421		11,594		327,015

Trucking & Leasing 0.0%‡
Greenbrier Cos., Inc.
8.375%, due 5/15/15				46,000	20,240	46,000	20,240
TTX Co.
5.00%, due 4/1/12	(b)	100,000	95,302			100,000	95,302
			95,302		20,240		115,542

Total Corporate Bonds
(Cost $45,088,566, Cost $41,209,950, Cost $86,298,516)			40,078,608		37,930,210		78,008,818

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Foreign Government Bonds 0.2%
Foreign Sovereign 0.2%
Republic of Panama
9.375%, due 4/1/29				860,000	1,006,200	860,000	1,006,200
Republic of Venezuela
6.00%, due 12/9/20				309,000	149,865	309,000	149,865

Total Foreign Government Bonds
(Cost $0, Cost $1,193,191, Cost $1,193,191)					1,156,065		1,156,065

Loan Assignments & Participations 0.1%	(i)
Broadcasting 0.0%‡
Nielsen Finance LLC
Dollar Term Loan
2.469%, due 8/9/13				97,501	82,355	97,501	82,355

Buildings & Real Estate 0.0%‡
LNR Property Corp.
Initial Tranche B Term Loan
4.00%, due 7/12/11				184,800	96,096	184,800	96,096

Healthcare, Education & Childcare 0.1%
Community Health Systems, Inc.
New Term Loan B
3.447%, due 7/25/14				185,215	166,714	185,215	166,714
HCA, Inc.
Term Loan B
3.47%, due 11/18/13				209,746	188,939	209,746	188,939
Talecris Biotherapeutics, Inc.
2nd Lien Term Loan
7.74%, due 12/6/14				115,000	100,050	115,000	100,050
					455,703		455,703

Leisure, Amusement, Motion Pictures & Entertainment 0.0%‡
Town Sports International, Inc.
Term Loan
2.25%, due 2/27/14				98,000	49,000	98,000	49,000

Machinery 0.0%‡
BHM Technologies LLC
Exit Term Loan B
(zero coupon), due 11/26/13	(d)(f)			63,908	8,308	63,908	8,308

Retail Store 0.0%‡
Toys 'R' Us (Delaware), Inc.
Term Loan
5.447%, due 1/19/13				140,000	68,600	140,000	68,600

Total Loan Assignments & Participations
(Cost $0, Cost $1,201,951, Cost $1,201,951)					760,062		760,062

Mortgage-Backed Securities 3.2%
Commercial Mortgage Loans
(Collateralized Mortgage Obligations) 3.2%
Banc of America Commercial Mortgage, Inc.
Series 2007-2, Class A4
(zero coupon), due 4/10/49				400,000	313,719	400,000	313,719

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Series 2005-5, Class A2
5.001%, due 10/10/45				1,026,947	1,009,375	1,026,947	1,009,375
Series 2006-4, Class A3A
5.60%, due 7/10/46		250,000	208,712			250,000	208,712
Series 2006-4, Class A4
5.634%, due 7/10/46		500,000	407,689			500,000	407,689
Series 2006-2, Class A4
5.929%, due 5/10/45	(c)	730,000	596,561			730,000	596,561
Banc of America Funding Corp.
Series 2006-7, Class T2A3
5.695%, due 10/25/36		500,000	351,327			500,000	351,327
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
0.668%, due 12/25/36	(b)(c)(e)			393,100	233,103	393,100	233,103
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-8, Class A4
5.101%, due 8/25/35	(b)	500,000	413,049			500,000	413,049
Bear Stearns Commercial Mortgage Securities
Series 2007-PW16, Class A4
(zero coupon), due 6/11/40				400,000	331,443	400,000	331,443
Series 2006-PW12, Class AAB
5.877%, due 9/11/38		250,000	232,156			250,000	232,156
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
(zero coupon), due 12/10/49				200,000	161,824	200,000	161,824
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.399%, due 7/15/44		1,000,000	606,404			1,000,000	606,404
Series 2006-CD3, Class A5
5.617%, due 10/15/48				230,000	190,621	230,000	190,621
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AAB
5.291%, due 12/10/46		500,000	440,297			500,000	440,297
Series 2006-C8, Class A4
5.306%, due 12/10/46		500,000	382,362			500,000	382,362
Commercial Mortgage Loan Trust
6.22%, due 12/10/49	(c)			1,085,000	779,323	1,085,000	779,323
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.223%, due 8/15/48		500,000	363,666			500,000	363,666
Four Times Square Trust
Series 2006-4TS, Class A
5.401%, due 12/13/28	(b)			860,000	593,435	860,000	593,435
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
5.993%, due 8/10/45	(c)			880,000	664,575	880,000	664,575
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C3, Class A5
4.878%, due 1/15/42		510,000	430,514			510,000	430,514
Series 2006-LDP8, Class A4
5.399%, due 5/15/45		500,000	386,775			500,000	386,775
Series 2006-CB15, Class A4
5.814%, due 6/12/43		500,000	345,297			500,000	345,297
Series 2007-CB20, Class A3
5.819%, due 2/12/51		500,000	371,248			500,000	371,248
Series 2007-LD12, Class A3
6.188%, due 2/15/51		500,000	390,915			500,000	390,915
JPMorgan Mortgage Trust
Series 2006-A4, Class 1A1
5.821%, due 6/25/36		863,440	522,042			863,440	522,042

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2
3.246%, due 3/15/29				319,350	318,985	319,350	318,985
Series 2004-C7, Class A1
3.625%, due 10/15/29				203,872	203,249	203,872	203,249
Series 2006-C7, Class A3
5.347%, due 11/15/38		500,000	398,084			500,000	398,084
Series 2007-C6, Class AAB
5.855%, due 7/15/40		500,000	433,588			500,000	433,588
Series 2007-C6, Class A3
5.933%, due 7/15/40		500,000	377,235			500,000	377,235
Series 2006-C4, Class AAB
6.055%, due 6/15/32	(c)	300,000	275,930			300,000	275,930
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class A4
5.291%, due 1/12/44		500,000	430,109			500,000	430,109
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class A2
5.92%, due 5/12/16		500,000	393,419			500,000	393,419
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, due 12/15/43		500,000	390,390			500,000	390,390
Series 2007-IQ14, Class AAB
5.654%, due 4/15/49		500,000	424,284			500,000	424,284
Series 2006-HQ9, Class AM
5.773%, due 7/12/44		500,000	254,323			500,000	254,323
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.90%, due 2/25/42	(b)(c)(d)(e)			789,860	744,838	789,860	744,838
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-8, Class 4A3
5.728%, due 9/25/36	(c)	500,000	252,981			500,000	252,981
Series 2006-5, Class 1A1
5.933%, due 6/25/36		578,732	298,569			578,732	298,569
Series 2005-22, Class 5A2
6.00%, due 12/25/35		651,916	181,727			651,916	181,727
TBW Mortgage-Backed Pass-Through Certificates
Series 2006-6, Class A2B
5.66%, due 1/25/37		500,000	392,684			500,000	392,684
Timberstar Trust
Series 2006-1, Class A
5.668%, due 10/15/36	(b)(d)			280,000	219,548	280,000	219,548
Wachovia Bank Commercial Mortgage Trust
Series 2004-C14, Class A1
3.477%, due 8/15/41				19,922	19,876	19,922	19,876
Series 2005-C18, Class A4
4.935%, due 4/15/42		1,000,000	877,155			1,000,000	877,155
Series 2006-C29, Class AM
5.339%, due 11/15/48		500,000	238,199			500,000	238,199
Series 2007-C33, Class A4
6.10%, due 2/15/51				1,085,000	751,537	1,085,000	751,537
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR3, Class A2
5.731%, due 4/25/37		1,000,000	531,484			1,000,000	531,484

Total Mortgage-Backed Securities
(Cost $17,674,384, Cost $7,440,565, Cost $25,114,949)			12,599,175		6,535,451		19,134,626

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Municipal Bonds 0.2%
Texas 0.1%
Harris County Texas Industrial Development Corp.
Solid Waste Deer Park
5.683%, due 3/1/23	(c)			660,000	660,013	660,000	660,013

West Virginia 0.1%
Tobacco Settlement Finance Authority of West Virginia
7.467%, due 6/1/47				670,000	377,358	670,000	377,358

Total Municipal Bonds					1,037,371		1,037,371
(Cost $0, Cost $1,330,000, Cost $1,330,000)

U.S. Government & Federal Agencies 23.3%
Fannie Mae
(Collateralized Mortgage Obligation) 0.1%
Series 2006-B1, Class AB
6.00%, due 6/25/16				537,730	549,953	537,730	549,953

Federal Home Loan Bank 0.4%
4.625%, due 10/10/12		2,000,000	2,184,850			2,000,000	2,184,850

Federal Home Loan Mortgage Corporation 0.2%
3.875%, due 6/29/11		1,000,000	1,052,826			1,000,000	1,052,826

Federal Home Loan Mortgage Corporation
(Mortgage Pass-Through Securities) 4.2%
3.00%, due 8/1/10				360,307	361,471	360,307	361,471
4.286%, due 3/1/35	(c)			932,081	951,661	932,081	951,661
4.50%, due 8/1/33		307,984	314,061			307,984	314,061
4.50%, due 8/1/35		381,761	388,637			381,761	388,637
5.00%, due 8/1/33				1,254,145	1,293,458	1,254,145	1,293,458
5.00%, due 6/1/37		1,152,672	1,186,038			1,152,672	1,186,038
5.03%, due 6/1/35	(c)			1,196,929	1,233,473	1,196,929	1,233,473
5.50%, due 2/1/18		262,209	274,613			262,209	274,613
5.50%, due 1/1/21				4,885,347	5,087,441	4,885,347	5,087,441
5.50%, due 2/1/21		228,558	237,870			228,558	237,870
5.50%, due 10/1/21		286,390	298,058			286,390	298,058
5.50%, due 7/1/34				5,871,273	6,096,760	5,871,273	6,096,760
5.50%, due 1/1/36				1,143,418	1,185,544	1,143,418	1,185,544
5.50%, due 9/1/36				1,823,955	1,889,160	1,823,955	1,889,160
6.00%, due 8/1/21		272,206	285,684			272,206	285,684
6.00%, due 3/1/36				1,678,047	1,756,343	1,678,047	1,756,343
6.00%, due 10/1/38		1,827,181	1,909,193			1,827,181	1,909,193
6.50%, due 11/1/16		53,057	56,075			53,057	56,075
6.50%, due 2/1/27		796	853			796	853
6.50%, due 5/1/29		40,775	43,776			40,775	43,776
6.50%, due 6/1/29		86,234	92,581			86,234	92,581
6.50%, due 7/1/29		135,855	145,854			135,855	145,854
6.50%, due 8/1/29		43,569	46,776			43,569	46,776
6.50%, due 9/1/29		5,744	6,167			5,744	6,167
6.50%, due 10/1/29		616	661			616	661
6.50%, due 6/1/32		37,804	40,492			37,804	40,492
6.50%, due 1/1/37		34,267	36,345			34,267	36,345
7.00%, due 3/1/26		453	495			453	495
7.00%, due 9/1/26		14,716	15,938			14,716	15,938
7.00%, due 10/1/26		26	28			26	28
7.00%, due 7/1/30		5,675	6,098			5,675	6,098
7.00%, due 7/1/32		71,651	76,991			71,651	76,991
7.50%, due 1/1/16		8,806	9,329			8,806	9,329
7.50%, due 5/1/32		55,946	60,690			55,946	60,690
8.00%, due 11/1/12		4,668	4,886			4,668	4,886
			5,538,189		19,855,311		25,393,500

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Federal National Mortgage Association 3.1%
2.75%, due 3/13/14		1,900,000	1,921,231			1,900,000	1,921,231
3.625%, due 8/15/11		1,000,000	1,049,298			1,000,000	1,049,298
4.625%, due 5/1/13				10,620,000	10,760,184	10,620,000	10,760,184
5.125%, due 1/2/14				810,000	831,643	810,000	831,643
6.25%, due 2/1/11				4,000,000	4,198,880	4,000,000	4,198,880
			2,970,529		15,790,707		18,761,236

Federal National Mortgage Association
(Mortgage Pass-Through Securities) 7.9%
4.00%, due 12/1/20		429,693	436,550			429,693	436,550
4.50%, due 4/1/18				830,777	860,244	830,777	860,244
4.50%, due 7/1/18				3,018,120	3,125,168	3,018,120	3,125,168
4.50%, due 7/1/20		45,458	46,872			45,458	46,872
4.50%, due 12/1/20		548,400	565,451			548,400	565,451
4.50%, due 3/1/21		60,134	62,004			60,134	62,004
4.50%, due 6/1/23				3,183,197	3,274,534	3,183,197	3,274,534
5.00%, due 9/1/20				289,816	300,809	289,816	300,809
5.00%, due 10/1/20				282,732	293,456	282,732	293,456
5.00%, due 12/1/20				572,643	594,363	572,643	594,363
5.00%, due 8/1/22		660,349	683,848			660,349	683,848
5.00%, due 2/28/35 TBA	(j)			850,000	874,172	850,000	874,172
5.00%, due 7/1/35				4,855,782	5,004,961	4,855,782	5,004,961
5.00%, due 5/1/37		987,490	1,016,693			987,490	1,016,693
5.50%, due 4/1/21				2,830,983	2,956,055	2,830,983	2,956,055
5.50%, due 6/1/21				2,062,862	2,150,131	2,062,862	2,150,131
5.50%, due 11/1/33				1,240,602	1,290,734	1,240,602	1,290,734
5.50%, due 12/1/33				1,073,969	1,117,367	1,073,969	1,117,367
5.50%, due 6/1/34				1,755,437	1,825,002	1,755,437	1,825,002
5.50%, due 3/1/38		919,759	953,908			919,759	953,908
5.50%, due 10/1/38				6,246,932	6,488,631	6,246,932	6,488,631
6.00%, due 4/1/19		7,249	7,591			7,249	7,591
6.00%, due 1/1/33				842,925	889,368	842,925	889,368
6.00%, due 3/1/33				894,605	942,777	894,605	942,777
6.00%, due 9/1/34				924,202	972,235	924,202	972,235
6.00%, due 9/1/35				3,252,961	3,421,352	3,252,961	3,421,352
6.00%, due 10/1/35				2,181,474	2,286,669	2,181,474	2,286,669
6.00%, due 2/28/36 TBA	(j)			910,000	951,234	910,000	951,234
6.00%, due 12/1/38				3,584,551	3,751,043	3,584,551	3,751,043
6.50%, due 6/1/31				357,667	383,660	357,667	383,660
6.50%, due 8/1/31				313,183	335,943	313,183	335,943
6.50%, due 10/1/31				218,011	233,855	218,011	233,855
7.00%, due 10/1/37		15,687	16,798			15,687	16,798
7.00%, due 11/1/37		60,696	64,995			60,696	64,995
7.50%, due 8/1/11		980	999			980	999
7.50%, due 10/1/11		1,161	1,215			1,161	1,215
7.50%, due 10/1/15		50,715	53,603			50,715	53,603
8.00%, due 7/1/09		83	84			83	84
8.00%, due 4/1/10		2,713	2,829			2,713	2,829
8.00%, due 8/1/11		506	533			506	533
8.00%, due 10/1/11		5,648	5,946			5,648	5,946
8.00%, due 11/1/11		1,234	1,299			1,234	1,299
			3,921,218		44,323,763		48,244,981

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Freddie Mac
(Collateralized Mortgage Obligation) 0.1%
Series 2632, Class NH
3.50%, due 6/15/13				662,505	669,186	662,505	669,186

Government National Mortgage Association
(Mortgage Pass-Through Securities) 2.1%
5.00%, due 12/15/37		67,708	70,205			67,708	70,205
5.00%, due 5/15/38		282,529	292,907			282,529	292,907
5.00%, due 3/15/39		599,083	621,090			599,083	621,090
5.50%, due 9/15/35		114,845	119,633			114,845	119,633
5.50%, due 7/15/36		406,569	422,950			406,569	422,950
6.00%, due 4/15/29				935,403	981,148	935,403	981,148
6.00%, due 8/15/32				1,320,533	1,382,154	1,320,533	1,382,154
6.00%, due 1/15/33		146,520	153,288			146,520	153,288
6.00%, due 11/15/33		136,787	143,709			136,787	143,709
6.00%, due 8/31/36 TBA	(j)			1,300,000	1,356,063	1,300,000	1,356,063
6.00%, due 11/15/36		375,134	391,890			375,134	391,890
6.00%, due 11/15/37		354,341	370,389			354,341	370,389
6.00%, due 9/15/38		834,967	872,001			834,967	872,001
6.50%, due 4/15/29		247	264			247	264
6.50%, due 5/15/29		500	534			500	534
6.50%, due 8/15/29		63	67			63	67
6.50%, due 7/15/31		158,903	169,576			158,903	169,576
6.50%, due 10/15/31		14,039	15,018			14,039	15,018
6.50%, due 4/30/34 TBA	(j)			4,375,000	4,600,584	4,375,000	4,600,584
6.50%, due 8/15/36		300,698	316,713			300,698	316,713
6.50%, due 7/15/37		377,322	397,300			377,322	397,300
7.00%, due 7/15/11		296	309			296	309
7.00%, due 10/15/11		15,152	15,766			15,152	15,766
7.00%, due 9/15/23		5,375	5,747			5,375	5,747
7.00%, due 7/15/25		2,418	2,592			2,418	2,592
7.00%, due 12/15/25		5,058	5,421			5,058	5,421
7.00%, due 5/15/26		10,498	11,254			10,498	11,254
7.00%, due 11/15/27		18,324	19,650			18,324	19,650
7.00%, due 12/15/27		97,983	105,070			97,983	105,070
7.00%, due 6/15/28		5,186	5,562			5,186	5,562
7.50%, due 3/15/26		10,534	11,380			10,534	11,380
7.50%, due 6/15/26		587	634			587	634
7.50%, due 10/15/30		31,722	34,228			31,722	34,228
8.00%, due 8/15/26		2,182	2,377			2,182	2,377
8.00%, due 9/15/26		485	528			485	528
8.00%, due 10/15/26		22,346	24,344			22,346	24,344
8.50%, due 11/15/26		25,633	28,056			25,633	28,056
			4,630,452		8,319,949		12,950,401

United States Treasury Bonds 2.4%
3.50%, due 2/15/39		1,000,000	906,090	530,000	480,228	1,530,000	1,386,318
4.375%, due 2/15/38		70,000	73,566			70,000	73,566
4.50%, due 5/15/38		420,000	451,959	7,125,000	7,667,170	7,545,000	8,119,129
4.75%, due 2/15/37		585,000	649,807			585,000	649,807
5.00%, due 5/15/37		790,000	911,956			790,000	911,956
6.00%, due 2/15/26				335,000	416,552	335,000	416,552
6.25%, due 5/15/30				1,125,000	1,463,378	1,125,000	1,463,378
6.25%, due 8/15/23				1,230,000	1,537,884	1,230,000	1,537,884
6.875%, due 8/15/25				125,000	169,121	125,000	169,121
			2,993,378		11,734,333		14,727,711

United States Treasury Notes 2.6%
0.875%, due 2/28/11		1,925,000	1,925,231			1,925,000	1,925,231
0.875%, due 3/31/11		1,000,000	1,000,000			1,000,000	1,000,000
1.125%, due 12/15/11		525,000	523,851			525,000	523,851
1.375%, due 3/15/12		2,000,000	2,003,750			2,000,000	2,003,750
1.375%, due 4/15/12		1,000,000	1,000,310			1,000,000	1,000,310
1.75%, due 1/31/14		80,000	79,250			80,000	79,250
1.875%, due 2/28/14		2,345,000	2,333,087			2,345,000	2,333,087
1.875%, due 4/30/14				2,115,000	2,100,618	2,115,000	2,100,618
2.75%, due 10/31/13		495,000	513,872			495,000	513,872
2.75%, due 2/15/19		1,735,000	1,680,504	1,775,000	1,719,247	3,510,000	3,399,751
4.00%, due 8/15/18		875,000	938,711			875,000	938,711
4.25%, due 8/15/14		275,000	304,971			275,000	304,971
			12,303,537		3,819,865		16,123,402

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

United States Treasury Strip Principal 0.2%
(zero coupon), due 8/15/28				2,265,000	984,231	2,265,000	984,231

Total U.S. Government & Federal Agencies
(Cost $34,719,803, Cost $103,932,426, Cost $138,652,229)			35,594,979		106,047,298		141,642,277

Yankee Bonds 2.3% (k)
Banks 0.0%‡
Nordea Bank Sweden AB
5.25%, due 11/30/12	(b)	200,000	186,174			200,000	186,174

Beverages 0.1%
Coca-Cola HBC Finance B.V.
5.125%, due 9/17/13				430,000	437,284	430,000	437,284

Biotechnology 0.1%
FMC Finance III S.A.
6.875%, due 7/15/17		400,000	392,000	220,000	215,600	620,000	607,600

Building Materials 0.0%‡
Asia Aluminum Holdings, Ltd.
8.00%, due 12/23/11	(b)(f)			645,000	77,400	645,000	77,400

Chemicals 0.0%‡
Ineos Group Holdings PLC
8.50%, due 2/15/16	(b)	400,000	60,000			400,000	60,000

Coal 0.0%‡
Raspadskaya Securities, Ltd.
7.50%, due 5/22/12				180,000	132,907	180,000	132,907

Commercial Services 0.0%‡
Quebecor World, Inc.
9.75%, due 1/15/15	(b)(f)			110,000	2,338	110,000	2,338

Diversified Financial Services 0.0%‡
CIT Group Co. of Canada
5.20%, due 6/1/15		125,000	68,911			125,000	68,911

Electric 0.2%
Electricite de France
6.95%, due 1/26/39	(b)			215,000	226,692	215,000	226,692
Intergen N.V.
9.00%, due 6/30/17	(b)			215,000	204,250	215,000	204,250
SP PowerAssets, Ltd.
5.00%, due 10/22/13	(b)			625,000	641,541	625,000	641,541
					1,072,483		1,072,483

Electronics 0.0%‡
NXP B.V./NXP Funding LLC
7.875%, due 10/15/14				265,000	92,750	265,000	92,750

Entertainment 0.1%
Great Canadian Gaming Corp.
7.25%, due 2/15/15	(b)	400,000	344,000			400,000	344,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Forest Products & Paper 0.0%‡
Bowater Canada Finance
7.95%, due 11/15/11	(f)			20,000	2,450	20,000	2,450
Catalyst Paper Corp.
7.375%, due 3/1/14				60,000	26,100	60,000	26,100
Smurfit Capital Funding PLC
7.50%, due 11/20/25				185,000	104,988	185,000	104,988
					133,538		133,538

Health Care - Products 0.1%
Covidien International Finance S.A.
6.00%, due 10/15/17				560,000	573,978	560,000	573,978

Holding Company - Diversified 0.1%
Hutchison Whampoa International, Ltd.
6.50%, due 2/13/13	(b)			650,000	686,186	650,000	686,186

Insurance 0.1%
Fairfax Financial Holdings, Ltd.
7.375%, due 4/15/18				35,000	30,800	35,000	30,800
8.30%, due 4/15/26				20,000	14,600	20,000	14,600
Nippon Life Insurance Co.
4.875%, due 8/9/10	(b)			340,000	321,383	340,000	321,383
					366,783		366,783

Iron & Steel 0.0%‡
Russel Metals, Inc.
6.375%, due 3/1/14		200,000	161,000			200,000	161,000

Media 0.3%
British Sky Broadcasting Group PLC
9.50%, due 11/15/18	(b)			665,000	741,223	665,000	741,223
BSKYB Finance UK PLC
6.50%, due 10/15/35	(b)			1,130,000	841,996	1,130,000	841,996
CanWest, L.P.
9.25%, due 8/1/15	(b)(f)			120,000	11,100	120,000	11,100
Quebecor Media, Inc.
7.75%, due 3/15/16				15,000	12,525	15,000	12,525
Videotron Ltee
6.375%, due 12/15/15				75,000	69,750	75,000	69,750
6.875%, due 1/15/14		55,000	53,419			55,000	53,419
9.125%, due 4/15/18		295,000	306,431			295,000	306,431
			359,850		1,676,594		2,036,444

Mining 0.1%
Anglo American Capital PLC
9.375%, due 4/8/19	(b)			500,000	508,990	500,000	508,990
Rio Tinto Finance USA, Ltd.
9.00%, due 5/1/19				125,000	128,523	125,000	128,523
					637,513		637,513
Miscellaneous - Manufacturing 0.5%
Siemens Financieringsmaatschappij N.V.
5.75%, due 10/17/16	(b)			2,000,000	2,015,094	2,000,000	2,015,094
6.125%, due 8/17/26	(b)			700,000	669,266	700,000	669,266
					2,684,360		2,684,360

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Oil & Gas 0.2%
Citic Resources Finance, Ltd.
6.75%, due 5/15/14	(b)			200,000	161,000	200,000	161,000
EnCana Corp.
6.30%, due 11/1/11		100,000	104,492			100,000	104,492
Gazprom International S.A.
7.201%, due 2/1/20	(b)			544,515	487,341	544,515	487,341
Petroplus Finance, Ltd.
6.75%, due 5/1/14	(b)	400,000	330,000			400,000	330,000
TNK-BP Finance S.A.
7.50%, due 7/18/16	(b)			470,000	345,450	470,000	345,450
			434,492		993,791		1,428,283

Pharmaceuticals 0.0%‡
Angiotech Pharmaceuticals, Inc.
5.011%, due 12/1/13	(c)			60,000	42,000	60,000	42,000

Pipelines 0.1%
TransCanada Pipelines, Ltd.
4.00%, due 6/15/13		250,000	245,429			250,000	245,429
5.85%, due 3/15/36		100,000	86,128			100,000	86,128
			331,557				331,557

Real Estate 0.1%
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC
4.375%, due 11/15/10	(b)	500,000	485,160			500,000	485,160

Telecommunications 0.2%
Inmarsat Finance PLC
10.375%, due 11/15/12		300,000	307,500			300,000	307,500
Intelsat Subsidiary Holding Co., Ltd.
8.50%, due 1/15/13	(b)	400,000	396,000			400,000	396,000
Millicom International Cellular S.A.
10.00%, due 12/1/13				65,000	65,000	65,000	65,000
Nortel Networks, Ltd.
10.75%, due 7/15/16	(f)			70,000	18,550	70,000	18,550
Rogers Communications, Inc.
9.625%, due 5/1/11				275,000	288,210	275,000	288,210
Satelites Mexicanos S.A. de C.V.
9.97%, due 11/30/11	(c)			85,000	55,250	85,000	55,250
Telecom Italia Capital S.A.
6.375%, due 11/15/33		100,000	74,570			100,000	74,570
Telefonica Europe B.V.
7.75%, due 9/15/10		100,000	105,014			100,000	105,014
			883,084		427,010		1,310,094

Transportation 0.0%‡
Canadian National Railway Co.
7.625%, due 5/15/23		50,000	53,916			50,000	53,916
Kansas City Southern de Mexico S.A. de C.V.
7.375%, due 6/1/14				30,000	24,300	30,000	24,300
			53,916		24,300		78,216

Total Yankee Bonds
(Cost $4,344,177, Cost $11,862,938, Cost $16,207,115)			3,760,144		10,276,815		14,036,959

Total Long-Term Bonds
(Cost $116,740,766, Cost $194,841,896, Cost $311,582,662)			101,255,242		186,799,640		288,054,882

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
		Shares		Shares		Shares
Common Stocks 48.2%
Advertising 0.0%‡
Publicis Groupe		3,033	93,018			3,033	93,018
Teleperformance		2,564	73,874			2,564	73,874
			166,892				166,892

Aerospace & Defense 1.3%
BBA Aviation PLC		43,239	66,919			43,239	66,919
Cobham PLC				63,717	165,202	63,717	165,202
European Aeronautic Defence and Space Co. N.V.		3,206	46,188			3,206	46,188
General Dynamics Corp.		20,349	1,051,433			20,349	1,051,433
L-3 Communications Holdings, Inc.				18,600	1,416,390	18,600	1,416,390
Lockheed Martin Corp.		2,099	164,835			2,099	164,835
Northrop Grumman Corp.		2,469	119,376	20,400	986,340	22,869	1,105,716
Raytheon Co.		2,836	128,272			2,836	128,272
Rolls-Royce Group PLC	(l)			20,670	102,941	20,670	102,941
Rolls-Royce Group PLC	(d)			2,219,646	3,284	2,219,646	3,284
United Technologies Corp.		5,406	264,029	63,000	3,076,920	68,406	3,340,949
			1,841,052		5,751,077		7,592,129

Agriculture 1.1%
Altria Group, Inc.		149,175	2,436,028			149,175	2,436,028
Archer-Daniels-Midland Co.		41,603	1,024,266			41,603	1,024,266
British American Tobacco PLC		7,798	189,225			7,798	189,225
Lorillard, Inc.		11,446	722,586			11,446	722,586
Philip Morris International, Inc.		54,077	1,957,587			54,077	1,957,587
Reynolds American, Inc.		4,478	170,075			4,478	170,075
			6,499,767				6,499,767

Airlines 0.0%‡
Deutsche Lufthansa A.G.		3,118	39,710			3,118	39,710
Singapore Airlines, Ltd.		11,000	79,161			11,000	79,161
			118,871				118,871

Apparel 0.1%
Billabong International, Ltd.		15,857	120,668			15,857	120,668
Burberry Group PLC		8,972	53,415			8,972	53,415
Deckers Outdoor Corp.	(l)			6,600	373,032	6,600	373,032
Esprit Holdings, Ltd.				15,100	92,558	15,100	92,558
			174,083		465,590		639,673

Auto Manufacturers 0.1%
Daimler A.G.		352	12,545			352	12,545
Hino Motors, Ltd.		37,000	106,179			37,000	106,179
Honda Motor Co., Ltd.		7,400	215,139			7,400	215,139
Nissan Motor Co., Ltd.		23,700	123,245			23,700	123,245
Toyota Motor Corp.		7,000	274,024			7,000	274,024
Volkswagen A.G.		27	8,495			27	8,495
			739,627				739,627

Auto Parts & Equipment 0.1%
Aisin Seiki Co., Ltd.		1,200	24,571			1,200	24,571
Denso Corp.		2,400	56,479			2,400	56,479
FedEx Corp.				9,200	514,832	9,200	514,832
			81,050		514,832		595,882

Banks 1.8%
Aozora Bank, Ltd.	(l)	2,000	2,511			2,000	2,511
Banco Bilbao Vizcaya Argentaria S.A.		11,050	119,118			11,050	119,118
Banco Santander S.A.		31,148	294,055			31,148	294,055
Bank of America Corp.				113,104	1,010,019	113,104	1,010,019
Bank of New York Mellon Corp. (The)				43,732	1,114,291	43,732	1,114,291
Barclays PLC		49,756	202,449			49,756	202,449
BB&T Corp.		50,186	1,171,341			50,186	1,171,341
BNP Paribas S.A.		2,106	110,883			2,106	110,883
Capital One Financial Corp.				34,200	572,508	34,200	572,508

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Commonwealth Bank of Australia		7,211	183,347			7,211	183,347
DBS Group Holdings, Ltd.		3,000	19,129	27,900	177,904	30,900	197,033
Deutsche Bank A.G.		1,305	69,623			1,305	69,623
DnB NOR A.S.A.		6,200	38,662			6,200	38,662
Fortis N.V.		5,374	13,309			5,374	13,309
HSBC Holdings PLC		32,500	230,868			32,500	230,868
Lloyds TSB Group PLC		11,518	18,777			11,518	18,777
Mitsubishi UFJ Financial Group, Inc.		15,600	84,964			15,600	84,964
Mizuho Financial Group, Inc.		22,900	48,104			22,900	48,104
National Australia Bank, Ltd.		673	10,056			673	10,056
National Bank of Greece S.A.		6,818	141,723			6,818	141,723
Northern Rock PLC	(d)(e)(l)	63,213	1			63,213	1
Northern Trust Corp.				7,500	407,700	7,500	407,700
PNC Financial Services Group, Inc.				13,300	528,010	13,300	528,010
Pohjola Bank PLC		422	3,126			422	3,126
Raiffeisen International Bank Holding A.G.		3,114	107,026			3,114	107,026
San-In Godo Bank, Ltd. (The)		2,000	15,477			2,000	15,477
Shinsei Bank, Ltd.	(l)	4,000	5,248			4,000	5,248
SNS Reaal		314	1,768			314	1,768
Standard Chartered PLC		687	10,565			687	10,565
Sumitomo Mitsui Financial Group, Inc.		4,100	141,893			4,100	141,893
Svenska Handelsbanken Class A				5,800	101,240	5,800	101,240
U.S. Bancorp		96,348	1,755,461	35,600	648,632	131,948	2,404,093
UniCredit S.p.A.		70,964	171,689			70,964	171,689
Wells Fargo & Co.				55,100	1,102,551	55,100	1,102,551
Westpac Banking Corp.		2,456	34,178			2,456	34,178
Yamaguchi Financial Group, Inc.		9,000	86,405			9,000	86,405
			5,091,756		5,662,855		10,754,611

Beverages 0.8%
Coca-Cola Co. (The)		3,600	154,980	35,300	1,519,665	38,900	1,674,645
Diageo PLC		12,354	148,285	4,200	50,412	16,554	198,697
Foster's Group, Ltd.		28,732	110,030			28,732	110,030
Hansen Natural Corp.	(l)			22,100	900,796	22,100	900,796
Heineken Holding N.V.		827	19,538			827	19,538
InBev N.V.		2,983	91,047			2,983	91,047
PepsiCo, Inc.		2,249	111,910	32,200	1,602,272	34,449	1,714,182
			635,790		4,073,145		4,708,935

Biotechnology 0.7%
Amgen, Inc.	(l)	506	24,526	21,100	1,022,717	21,606	1,047,243
Celgene Corp.	(l)			19,300	824,496	19,300	824,496
Gilead Sciences, Inc.	(l)			47,500	2,175,500	47,500	2,175,500
			24,526		4,022,713		4,047,239

Building Materials 0.0%‡
Geberit A.G.				1,011	108,021	1,011	108,021

Capital Markets 0.2%
Affiliated Managers Group, Inc.	(l)			12,100	687,885	12,100	687,885
UBS A.G.	(l)	7,054	97,032	14,300	196,705	21,354	293,737
			97,032		884,590		981,622

Chemicals 1.8%
Avery Dennison Corp.		16,498	474,153			16,498	474,153
BASF A.G.	(l)	4,905	184,410			4,905	184,410
Bayer A.G.		810	40,183			810	40,183
Dow Chemical Co. (The)		120,957	1,935,312			120,957	1,935,312
E.I. du Pont de Nemours & Co.		101,853	2,841,699	24,700	689,130	126,553	3,530,829
Koninklijke DSM N.V.		3,724	115,098			3,724	115,098
Monsanto Co.		3,605	306,028	18,300	1,553,487	21,905	1,859,515
Mosaic Co. (The)		1,577	63,790			1,577	63,790
Praxair, Inc.				34,400	2,566,584	34,400	2,566,584
			5,960,673		4,809,201		10,769,874

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Commercial Services 0.7%
Accenture, Ltd. Class A		30,612	900,911			30,612	900,911
Aggreko PLC		5,483	46,386			5,483	46,386
Alliance Data Systems Corp.	(l)			19,800	829,026	19,800	829,026
Dai Nippon Printing Co, Ltd.		9,000	95,259			9,000	95,259
Global Payments, Inc.		2,937	94,160			2,937	94,160
Iron Mountain, Inc.	(l)			33,100	943,019	33,100	943,019
Michael Page International PLC				17,500	71,169	17,500	71,169
R.R. Donnelley & Sons Co.		47,623	554,808			47,623	554,808
Robert Half International, Inc.		19,022	456,908			19,022	456,908
Visa, Inc. Class A		3,036	197,219			3,036	197,219
			2,345,651		1,843,214		4,188,865

Computers 2.9%
Apple, Inc.	(l)			21,600	2,717,928	21,600	2,717,928
EMC Corp.	(l)			63,500	795,655	63,500	795,655
Hewlett-Packard Co.		42,326	1,522,889	58,500	2,104,830	100,826	3,627,719
Indra Sistemas S.A.				3,750	74,248	3,750	74,248
International Business Machines Corp.		30,888	3,187,951	40,800	4,210,968	71,688	7,398,919
Logica PLC		91,673	103,705			91,673	103,705
Logitech International S.A.	(l)			54,800	729,936	54,800	729,936
NEC Fielding, Ltd.		100	1,026			100	1,026
OBIC Co., Ltd.				920	124,349	920	124,349
Research In Motion, Ltd.	(l)			28,500	1,980,750	28,500	1,980,750
			4,815,571		12,738,664		17,554,235

Cosmetics & Personal Care 1.1%
Avon Products, Inc.				47,400	1,078,824	47,400	1,078,824
Beiersdorf A.G.				2,445	100,428	2,445	100,428
Colgate-Palmolive Co.		15,412	909,308	22,900	1,351,100	38,312	2,260,408
Kao Corp.		5,000	94,061			5,000	94,061
Procter & Gamble Co. (The)		44,678	2,208,881	23,300	1,151,952	67,978	3,360,833
			3,212,250		3,682,304		6,894,554
Distribution & Wholesale 0.2%
Fastenal Co.		4,220	161,879			4,220	161,879
LKQ Corp.	(l)			42,600	723,348	42,600	723,348
Sumitomo Corp.		7,900	68,558			7,900	68,558
			230,437		723,348		953,785

Diversified Financial Services 1.0%
BlackRock, Inc.		883	129,377			883	129,377
Charles Schwab Corp. (The)		6,810	125,849			6,810	125,849
CME Group, Inc.		4,055	897,574			4,055	897,574
Credit Suisse Group A.G.		5,343	204,189			5,343	204,189
Deutsche Boerse A.G.				1,300	95,959	1,300	95,959
Goldman Sachs Group, Inc. (The)		738	94,833	11,600	1,490,600	12,338	1,585,433
Henderson Group PLC		43,463	56,908			43,463	56,908
HSBC Holdings PLC, Sponsored ADR	(m)			1,000	35,600	1,000	35,600
JPMorgan Chase & Co.		4,207	138,831	64,044	2,113,452	68,251	2,252,283
Lazard, Ltd. Class A		2,365	64,565			2,365	64,565
MLP A.G.				300	4,191	300	4,191
Morgan Stanley		32,942	778,749			32,942	778,749
Tokai Tokyo Securities Co., Ltd.		39,000	86,594			39,000	86,594
			2,577,469		3,739,802		6,317,271

Electric 2.1%
AGL Energy, Ltd.		79	867			79	867
Ameren Corp.		24,047	553,562			24,047	553,562
American Electric Power Co., Inc.		24,637	649,924			24,637	649,924
Chubu Electric Power Co., Inc.		400	8,803			400	8,803
CLP Holdings, Ltd.		2,000	13,503			2,000	13,503
Consolidated Edison, Inc.		48,532	1,801,993			48,532	1,801,993

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
DTE Energy Corp.		14,952	442,131			14,952	442,131
Duke Energy Corp.		152,740	2,109,339			152,740	2,109,339
E.ON A.G.		7,703	260,171			7,703	260,171
EDF S.A.				1,830	84,720	1,830	84,720
Enel S.p.A.		25,084	135,890			25,084	135,890
Energias de Portugal S.A.		4,540	16,562			4,540	16,562
FirstEnergy Corp.		16,025	655,422	11,400	466,260	27,425	1,121,682
FPL Group, Inc.		18,718	1,006,841			18,718	1,006,841
Kansai Electric Power Co., Inc. (The)		3,400	69,267			3,400	69,267
NRG Energy, Inc.	(l)			28,600	514,228	28,600	514,228
Okinawa Electric Power Co., Inc. (The)		300	14,250			300	14,250
Pinnacle West Capital Corp.		34,602	947,403			34,602	947,403
Progress Energy, Inc.		41,785	1,425,704			41,785	1,425,704
RWE A.G.		711	51,117			711	51,117
SCANA Corp.		9,958	300,931			9,958	300,931
Scottish & Southern Energy PLC				16,300	266,401	16,300	266,401
Southern Co. (The)		7,652	220,990			7,652	220,990
Terna S.p.A.				91,600	295,125	91,600	295,125
Tohoku Electric Power Co., Inc.		4,700	97,988			4,700	97,988
Tokyo Electric Power Co., Inc. (The)		1,100	25,778			1,100	25,778
			10,808,436		1,626,734		12,435,170

Electrical Components & Equipment 0.3%
Bekaert S.A.		218	20,236			218	20,236
Emerson Electric Co.		50,517	1,719,599			50,517	1,719,599
Fujikura, Ltd.		6,000	20,661			6,000	20,661
Hitachi, Ltd.		11,000	38,294			11,000	38,294
Mitsubishi Electric Corp.		4,000	21,215			4,000	21,215
Nexans S.A.	(l)	1,022	47,160			1,022	47,160
			1,867,165				1,867,165

Electronics 0.8%
Alps Electric Co., Ltd.		20,000	106,856			20,000	106,856
Amphenol Corp. Class A		3,540	119,794	69,500	2,351,880	73,040	2,471,674
Avnet, Inc.	(l)			15,500	339,295	15,500	339,295
Futaba Corp.		5,100	90,465			5,100	90,465
HOYA Pentax HD Corp.				800	13,805	800	13,805
Keyence Corp.				100	17,646	100	17,646
NEC Corp.	(l)	34,000	111,796			34,000	111,796
Thermo Fisher Scientific, Inc.	(l)			52,500	1,841,700	52,500	1,841,700
Venture Corp., Ltd.				17,900	71,685	17,900	71,685
			428,911		4,636,011		5,064,922

Engineering & Construction 0.0%‡
ABB, Ltd.	(l)	3,768	53,242			3,768	53,242
Bilfinger Berger A.G.		2,201	103,979			2,201	103,979
Keller Group PLC		1,917	16,853			1,917	16,853
Macquarie Airports		8,134	10,722			8,134	10,722
			184,796				184,796

Entertainment 0.1%
OPAP S.A.		3,685	114,102	11,400	352,990	15,085	467,092
Oriental Land Co, Ltd.		400	25,190			400	25,190
Sankyo Co., Ltd.				2,200	111,265	2,200	111,265
Tatts Group, Ltd.		46,036	92,675			46,036	92,675
			231,967		464,255		696,222

Environmental Controls 0.0%‡
Waste Management, Inc.		2,993	79,823			2,993	79,823

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Food 1.1%
Delhaize Group		1,428	96,098			1,428	96,098
General Mills, Inc.		2,259	114,509	29,200	1,480,148	31,459	1,594,657
Koninklijke Ahold N.V.		10,175	111,945			10,175	111,945
Kraft Foods, Inc. Class A		25,489	596,443			25,489	596,443
Kroger Co. (The)		5,617	121,439	96,800	2,092,816	102,417	2,214,255
Nestle S.A. Registered		11,723	381,269	16,750	544,763	28,473	926,032
Nissin Foods Holdings Co., Ltd.				8,400	227,089	8,400	227,089
Tesco PLC		8,070	40,065	120,300	597,245	128,370	637,310
Toyo Suisan Kaisha, Ltd.		1,000	19,487			1,000	19,487
Unilever N.V.		20	425			20	425
Unilever N.V., CVA	(n)	1,902	37,612	9,600	189,841	11,502	227,453
Unilever PLC		1,859	36,282			1,859	36,282
Viscofan S.A.		3,066	57,035			3,066	57,035
Yamazaki Baking Co., Ltd.		5,000	50,925			5,000	50,925
			1,663,534		5,131,902		6,795,436

Food Services 0.0%‡
Compass Group PLC		12,195	58,288			12,195	58,288

Forest Products & Paper 0.3%
Texas Instruments, Inc.		70,024	1,264,633	29,400	530,964	99,424	1,795,597

Gas 0.4%
Enagas				30,500	533,140	30,500	533,140
GDF Suez S.A.		750	26,975			750	26,975
NiSource, Inc.		97,483	1,071,338			97,483	1,071,338
Snam Rete Gas S.p.A.				119,777	475,338	119,777	475,338
Tokyo Gas Co., Ltd.				3,700	14,017	3,700	14,017
			1,098,313		1,022,495		2,120,808

Hand & Machine Tools 0.0%‡
Gildemeister A.G.		1,956	19,161			1,956	19,161
Mori Seiki Co., Ltd.		1,400	13,320			1,400	13,320
			32,481				32,481

Health Care - Products 1.3%
Alcon, Inc.				3,865	355,619	3,865	355,619
Baxter International, Inc.		4,618	223,973	17,400	843,900	22,018	1,067,873
Becton, Dickinson & Co.		2,550	154,224	18,400	1,112,832	20,950	1,267,056
C.R. Bard, Inc.				13,000	931,190	13,000	931,190
Fisher & Paykel Healthcare Corp.		25,832	44,450			25,832	44,450
Johnson & Johnson		18,458	966,461	21,100	1,104,796	39,558	2,071,257
Medtronic, Inc.		8,195	262,240			8,195	262,240
Nihon Kohden Corp.		1,200	13,108			1,200	13,108
St. Jude Medical, Inc.	(l)			41,800	1,401,136	41,800	1,401,136
Synthes, Inc.				450	45,699	450	45,699
Sysmex Corp.				200	5,985	200	5,985
Terumo Corp.				5,100	192,894	5,100	192,894
			1,664,456		5,994,051		7,658,507

Health Care - Services 0.1%
Aetna, Inc.		4,796	105,560			4,796	105,560
UnitedHealth Group, Inc.				10,700	251,664	10,700	251,664
			105,560		251,664		357,224

Holding Company - Diversified 0.0%‡
Swire Pacific, Ltd. Class A		12,500	97,561			12,500	97,561
Swire Pacific, Ltd. Class B		2,500	3,665			2,500	3,665
Wharf Holdings, Ltd.		13,000	42,920			13,000	42,920
			144,146				144,146

Home Builders 0.0%‡
D.R. Horton, Inc.		4,193	54,719			4,193	54,719

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Home Furnishing 0.0%‡
Matsushita Electric Industrial Co., Ltd.		8,800	128,035			8,800	128,035

Household Products & Wares 0.2%
Kimberly-Clark Corp.		22,261	1,093,906	5,600	275,184	27,861	1,369,090
Reckitt Benckiser Group PLC		1,949	76,755			1,949	76,755
			1,170,661		275,184		1,445,845

Insurance 1.3%
Aegon N.V.		3,446	17,511			3,446	17,511
Aflac, Inc.		33,722	974,229			33,722	974,229
Allianz SE		419	38,444			419	38,444
AMP, Ltd.				10,200	38,772	10,200	38,772
Assicurazioni Generali S.p.A.				2,400	49,987	2,400	49,987
AXA S.A.	(l)	9,918	165,268			9,918	165,268
British Insurance Holdings PLC		26,798	72,624			26,798	72,624
Chubb Corp. (The)		8,577	334,074			8,577	334,074
CIGNA Corp.		3,815	75,194			3,815	75,194
Hannover Rueckversicherung A.G.				8,375	271,983	8,375	271,983
ING Groep N.V.		4,711	43,351			4,711	43,351
Legal & General Group PLC		14,100	12,042			14,100	12,042
Masco Corp.		24,403	216,211			24,403	216,211
Mediolanum S.p.A				1,300	5,869	1,300	5,869
MetLife, Inc.		31,469	936,203	42,500	1,264,375	73,969	2,200,578
Muenchener Rueckversicherungs A.G.		740	102,141			740	102,141
Old Republic International Corp.		31,992	299,765			31,992	299,765
Principal Financial Group, Inc.		35,444	579,155			35,444	579,155
Prudential Financial, Inc.		29,138	841,505	20,000	577,600	49,138	1,419,105
QBE Insurance Group, Ltd.		6,657	105,001			6,657	105,001
Sampo OYJ				8,000	149,658	8,000	149,658
St James's Place PLC				15,500	38,094	15,500	38,094
Tokio Marine Holdings, Inc.		5,300	140,073	800	21,082	6,100	161,155
Torchmark Corp.		1,974	57,897			1,974	57,897
Unum Group		29,229	477,602			29,229	477,602
W.R. Berkley Corp.		3,872	92,580			3,872	92,580
Zurich Financial Services A.G.		876	161,788			876	161,788
			5,742,658		2,417,420		8,160,078

Internet 0.8%
Akamai Technologies, Inc.	(l)			64,400	1,418,088	64,400	1,418,088
Equinix, Inc.	(l)			26,100	1,833,003	26,100	1,833,003
Google, Inc. Class A	(l)			3,900	1,544,283	3,900	1,544,283
Kakaku.com, Inc.		24	81,857			24	81,857
			81,857		4,795,374		4,877,231
Investment Company 0.0%‡
Man Group PLC		19,651	72,454	51,900	191,358	71,551	263,812

Iron & Steel 0.4%
ArcelorMittal		2,021	47,442			2,021	47,442
BlueScope Steel, Ltd.		54,233	91,792			54,233	91,792
JFE Holdings, Inc.		1,500	40,844			1,500	40,844
Nippon Steel Corp.		25,000	83,330			25,000	83,330
Nucor Corp.		39,601	1,611,365	8,750	356,037	48,351	1,967,402
ThyssenKrupp A.G.		4,462	95,464			4,462	95,464
Yamato Kogyo Co., Ltd.		3,600	81,193			3,600	81,193
			2,051,430		356,037		2,407,467

Leisure Time 0.1%
Carnival Corp.				30,900	830,592	30,900	830,592

Machinery 0.0%‡
BHM Technologies Holdings, Inc.	(d)(e)			4,340	43	4,340	43

Machinery - Construction & Mining 0.0%‡
Caterpillar, Inc.				8,000	284,640	8,000	284,640

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Machinery - Diversified 0.4%
Bobst Group A.G.		780	19,300			780	19,300
Komori Corp.		10,200	95,500			10,200	95,500
Rockwell Automation, Inc.				19,400	612,846	19,400	612,846
Roper Industries, Inc.				30,900	1,408,731	30,900	1,408,731
			114,800		2,021,577		2,136,377

Media 1.2%
Cablevision Systems Corp. Class A				22,400	384,384	22,400	384,384
CBS Corp. Class B		27,380	192,755			27,380	192,755
Comcast Corp. Class A		54,289	839,308	57,700	892,042	111,989	1,731,350
DIRECTV Group, Inc. (The)	(l)			43,400	1,073,282	43,400	1,073,282
EW Scripps Co. Class A		21,892	43,127			21,892	43,127
Gestevision Telecinco S.A.				2,100	19,921	2,100	19,921
Liberty Media Corp. Entertainment Class A	(l)	37,183	905,406			37,183	905,406
MediaSet S.p.A.				33,810	189,840	33,810	189,840
Nippon Television Network Corp.				200	19,191	200	19,191
Reed Elsevier N.V.				12,617	138,769	12,617	138,769
Regal Entertainment Group Class A		6,232	81,390			6,232	81,390
Singapore Press Holdings, Ltd.				13,500	26,346	13,500	26,346
Societe Television Francaise 1				4,700	43,928	4,700	43,928
Time Warner Cable, Inc.		3,023	97,431			3,023	97,431
Time Warner, Inc.		3,212	70,118			3,212	70,118
Vivendi S.A.		6,523	175,858			6,523	175,858
Walt Disney Co. (The)				63,900	1,399,410	63,900	1,399,410
Washington Post Co. Class B		764	319,803			764	319,803
WPP PLC		9,638	65,919			9,638	65,919
			2,791,115		4,187,113		6,978,228

Metal Fabricate & Hardware 0.4%
Aurubis A.G.		2,487	70,386			2,487	70,386
MISUMI Group, Inc.				2,700	36,369	2,700	36,369
Precision Castparts Corp.		1,831	137,069	28,000	2,096,080	29,831	2,233,149
Timken Co. (The)		13,305	213,944			13,305	213,944
Vallourec SA		1,061	115,216			1,061	115,216
			536,615		2,132,449		2,669,064

Mining 0.2%
Anglo American PLC		186	4,034			186	4,034
Antofagasta PLC		6,019	51,732			6,019	51,732
BHP Billiton PLC		5,309	111,532			5,309	111,532
BHP Billiton, Ltd.		12,133	292,088			12,133	292,088
Boliden AB		15,674	98,849			15,674	98,849
Fortescue Metals Group, Ltd.	(l)	3,039	5,187			3,039	5,187
Freeport-McMoRan Copper & Gold, Inc. Class B				12,100	516,065	12,100	516,065
Kazakhmys PLC		13,932	108,289			13,932	108,289
Mongolia Energy Co., Ltd.	(l)	4,000	1,149			4,000	1,149
Rio Tinto PLC		618	25,279			618	25,279
			698,139		516,065		1,214,204

Miscellaneous - Manufacturing 2.2%
3M Co.				11,100	639,360	11,100	639,360
Alfa Laval AB		1,900	16,895			1,900	16,895
Danaher Corp.		2,636	154,048	31,600	1,846,704	34,236	2,000,752
Eaton Corp.		19,758	865,400			19,758	865,400
General Electric Co.		327,971	4,148,833	75,100	950,015	403,071	5,098,848
Honeywell International, Inc.				40,200	1,254,642	40,200	1,254,642
Illinois Tool Works, Inc.		15,603	511,778	20,300	665,840	35,903	1,177,618
Ingersoll-Rand Co., Ltd. Class A				76,700	1,669,759	76,700	1,669,759
John Bean Technologies Corp.		4,460	49,149			4,460	49,149

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Siemens A.G.		2,546	170,897	1,505	101,021	4,051	271,918
Siemens A.G., Sponsored ADR	(m)			700	46,851	700	46,851
SPX Corp.		1,737	80,197			1,737	80,197
Sulzer A.G.		251	13,632			251	13,632
			6,010,829		7,174,192		13,185,021

Office & Business Equipment 0.1%
Canon, Inc.		500	15,079	5,700	171,898	6,200	186,977
Neopost S.A.				2,360	199,424	2,360	199,424
			15,079		371,322		386,401

Office Equipment/Supplies 0.0%‡
Seiko Epson Corp.		4,400	61,880			4,400	61,880

Oil & Gas 3.3%
Apache Corp.				6,100	444,446	6,100	444,446
BG PLC, Sponsored ADR	(m)	4,343	69,832			4,343	69,832
BP PLC		57,350	406,666			57,350	406,666
BP PLC, Sponsored ADR	(m)			12,080	512,917	12,080	512,917
Caltex Australia, Ltd.		13,812	99,211			13,812	99,211
Chevron Corp.		56,508	3,735,179	27,100	1,791,310	83,608	5,526,489
ConocoPhillips				16,200	664,200	16,200	664,200
Devon Energy Corp.		1,657	85,915	9,100	471,835	10,757	557,750
ENI S.p.A.		10,108	219,059	9,900	214,551	20,008	433,610
ENI S.p.A., Sponsored ADR	(m)			200	8,538	200	8,538
ExxonMobil Corp.		66,243	4,416,421			66,243	4,416,421
Hess Corp.				25,000	1,369,750	25,000	1,369,750
INPEX Corp.		14	87,734			14	87,734
Nippon Oil Corp.		6,000	31,263			6,000	31,263
Noble Energy, Inc.		1,857	105,385			1,857	105,385
Occidental Petroleum Corp.		6,353	357,610			6,353	357,610
OMV A.G.		399	12,417			399	12,417
Patterson-UTI Energy, Inc.		66,815	849,219			66,815	849,219
Petro-Canada		2,981	93,991			2,981	93,991
Petroleo Brasileiro S.A., ADR	(m)	2,718	91,243			2,718	91,243
Repsol YPF S.A.		4,358	82,939			4,358	82,939
Royal Dutch Shell PLC Class A		10,658	246,937			10,658	246,937
Royal Dutch Shell PLC Class A, ADR	(m)			6,150	280,932	6,150	280,932
Royal Dutch Shell PLC Class B		7,124	163,392			7,124	163,392
StatoilHydro ASA		1,200	22,474	2,500	46,821	3,700	69,295
Suncor Energy, Inc.				27,800	705,008	27,800	705,008
Sunoco, Inc.		9,545	253,038			9,545	253,038
Total S.A.		4,105	205,283	4,950	247,540	9,055	452,823
Total S.A., Sponsored ADR	(m)	1,116	55,488			1,116	55,488
Transocean, Inc.	(l)			11,300	762,524	11,300	762,524
XTO Energy, Inc.		2,425	84,050	25,575	886,429	28,000	970,479
			11,774,746		8,406,801		20,181,547

Oil & Gas Services 0.9%
Baker Hughes, Inc.		2,192	77,991	35,100	1,248,858	37,292	1,326,849
Cameron International Corp.	(l)			48,200	1,232,956	48,200	1,232,956
Core Laboratories N.V.		1,002	83,397			1,002	83,397
Halliburton Co.		6,418	129,772	28,200	570,204	34,618	699,976
National Oilwell Varco, Inc.	(l)			44,800	1,356,544	44,800	1,356,544
Schlumberger, Ltd.				12,100	592,779	12,100	592,779
Smith International, Inc.				12,800	330,880	12,800	330,880
			291,160		5,332,221		5,623,381

Packaging & Containers 0.2%
Crown Holdings, Inc.	(l)			34,800	767,340	34,800	767,340
Silgan Holdings, Inc.		1,490	69,270			1,490	69,270
Sonoco Products Co.		13,197	322,139			13,197	322,139
Temple-Inland, Inc.		11,424	136,402			11,424	136,402
			527,811		767,340		1,295,151

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Pharmaceuticals 3.3%
Abbott Laboratories		22,046	922,625	28,300	1,184,355	50,346	2,106,980
Actelion, Ltd. Registered	(l)			3,240	147,928	3,240	147,928
Allergan, Inc.		2,884	134,568			2,884	134,568
Astellas Pharma, Inc.		4,200	137,017	9,000	293,608	13,200	430,625
AstraZeneca PLC		6,067	212,751			6,067	212,751
Bristol-Myers Squibb Co.		97,286	1,867,891	39,200	752,640	136,486	2,620,531
Cardinal Health, Inc.				22,700	767,033	22,700	767,033
Daiichi Sankyo Co, Ltd.		4,400	74,001			4,400	74,001
Elan Corp. PLC	(l)	1,142	6,878			1,142	6,878
GlaxoSmithKline PLC		11,279	174,172	900	13,898	12,179	188,070
GlaxoSmithKline PLC, Sponsored ADR	(m)			2,700	83,052	2,700	83,052
Ipsen S.A.				800	32,683	800	32,683
Medco Health Solutions, Inc.	(l)			46,800	2,038,140	46,800	2,038,140
Merck & Co., Inc.		82,709	2,004,866			82,709	2,004,866
Miraca Holdings, Inc.		3,800	76,935			3,800	76,935
Novartis A.G., ADR	(m)			4,100	155,431	4,100	155,431
Novartis A.G., Registered		8,001	302,181	9,000	339,911	17,001	642,092
Novo-Nordisk A/S Class B		1,492	70,793	1,780	84,459	3,272	155,252
Ono Pharmaceutical Co., Ltd.				900	38,175	900	38,175
Pfizer, Inc.		240,286	3,210,221	44,100	589,176	284,386	3,799,397
Roche Holding A.G., Genusscheine		1,270	160,477	5,050	638,118	6,320	798,595
Sanofi-Aventis		4,241	244,100			4,241	244,100
Santen Pharmaceutical Co., Ltd.				3,100	87,453	3,100	87,453
Schering-Plough Corp.		2,468	56,813			2,468	56,813
Shire PLC				3,600	44,966	3,600	44,966
Shire, Ltd., ADR	(m)			2,400	89,448	2,400	89,448
Takeda Pharmaceutical Co., Ltd.		4,700	167,054			4,700	167,054
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(m)	2,482	108,935	16,400	719,796	18,882	828,731
United Therapeutics Corp.	(l)			5,800	364,298	5,800	364,298
Wyeth				31,900	1,352,560	31,900	1,352,560
			9,932,278		9,817,128		19,749,406

Pipelines 0.1%
Spectra Energy Corp.		5,412	78,474			5,412	78,474
Williams Cos., Inc.				49,800	702,180	49,800	702,180
			78,474		702,180		780,654

Real Estate 0.1%
Fabege AB		13,278	55,861			13,278	55,861
Hopewell Holdings, Ltd.		29,500	76,273			29,500	76,273
Hysan Development Co., Ltd.		55,000	100,157			55,000	100,157
Kungsleden AB		3,545	17,729			3,545	17,729
Nexity		2,176	70,850			2,176	70,850
Tokyo Tatemono Co., Ltd.		28,000	94,981			28,000	94,981
Wheelock & Co, Ltd.		49,000	105,961			49,000	105,961
			521,812				521,812

Real Estate Investment Trusts 0.7%
Annaly Capital Management, Inc.		87,604	1,232,588			87,604	1,232,588
Brandywine Realty Trust		19,440	120,334			19,440	120,334
CBL & Associates Properties, Inc.		36,606	290,652			36,606	290,652
Duke Realty Corp.		12,846	125,505			12,846	125,505
HCP, Inc.		4,086	89,688			4,086	89,688
Hospitality Properties Trust		43,458	531,926			43,458	531,926
HRPT Properties Trust		79,985	344,735			79,985	344,735
Liberty Property Trust		27,572	671,103			27,572	671,103
Mack-Cali Realty Corp.		24,711	663,737			24,711	663,737
UDR, Inc.		2,872	28,921			2,872	28,921
			4,099,189				4,099,189

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Retail 4.1%
AutoZone, Inc.	(l)			5,500	915,145	5,500	915,145
Best Buy Co., Inc.		2,946	113,067			2,946	113,067
Circle K Sunkus Co, Ltd.		4,100	57,415			4,100	57,415
Compagnie Financiere Richemont S.A.		568	10,173			568	10,173
CVS Caremark Corp.		23,168	736,279	53,000	1,684,340	76,168	2,420,619
David Jones, Ltd.		25,725	56,457			25,725	56,457
FamilyMart Co, Ltd.				2,000	54,856	2,000	54,856
Foot Locker, Inc.		66,246	787,665			66,246	787,665
GameStop Corp. Class A	(l)			35,700	1,076,712	35,700	1,076,712
Guess?, Inc.				69,300	1,804,572	69,300	1,804,572
Hennes & Mauritz AB		3,343	149,456			3,343	149,456
Home Depot, Inc. (The)		3,716	97,805	25,700	676,424	29,416	774,229
Home Retail Group PLC		27,731	101,829			27,731	101,829
Kohl's Corp.	(l)			42,500	1,927,375	42,500	1,927,375
Lawson, Inc.				1,400	54,289	1,400	54,289
Limited Brands, Inc.		55,645	635,466			55,645	635,466
Lowe's Cos., Inc.		5,342	114,853	137,500	2,956,250	142,842	3,071,103
McDonald's Corp.		22,738	1,211,708	22,200	1,183,038	44,938	2,394,746
Polo Ralph Lauren Corp.				18,000	969,120	18,000	969,120
PPR S.A.		1,191	91,030			1,191	91,030
Ross Stores, Inc.		3,750	142,275			3,750	142,275
Ryohin Keikaku Co., Ltd.				1,900	72,474	1,900	72,474
Seven & I Holdings Co., Ltd.		5,200	117,521			5,200	117,521
Target Corp.				13,900	573,514	13,900	573,514
TJX Cos., Inc.		4,013	112,244	66,800	1,868,396	70,813	1,980,640
Walgreen Co.		5,235	164,536			5,235	164,536
Wal-Mart Stores, Inc.		23,588	1,188,835	66,400	3,346,560	89,988	4,535,395
			5,888,614		19,163,065		25,051,679

Savings & Loans 0.0%‡
New York Community Bancorp, Inc.		11,881	134,374			11,881	134,374

Semiconductors 1.3%
Applied Materials, Inc.		10,403	127,020			10,403	127,020
Intel Corp.		190,455	3,005,380	167,000	2,635,260	357,455	5,640,640
Linear Technology Corp.		3,264	71,090			3,264	71,090
NEC Electronics Corp.	(l)	4,500	47,318			4,500	47,318
NVIDIA Corp.	(l)			94,600	1,086,008	94,600	1,086,008
Shinko Electric Industries Co., Ltd.		3,000	29,441			3,000	29,441
Xilinx, Inc.		37,011	756,505			37,011	756,505
			4,036,754		3,721,268		7,758,022

Shipbuilding 0.0%‡
Cosco Corp. Singapore, Ltd.		119,000	81,165			119,000	81,165

Software 1.5%
Fiserv, Inc.	(l)			21,800	813,576	21,800	813,576
Mastercard, Inc. Class A		961	176,296			961	176,296
Microsoft Corp.		60,570	1,227,148	213,900	4,333,614	274,470	5,560,762
Oracle Corp.				99,700	1,928,198	99,700	1,928,198
Pepco Holdings, Inc.		22,196	265,242			22,196	265,242
SAP A.G.		1,670	63,870			1,670	63,870
Square Enix Holdings Co., Ltd.				7,500	134,762	7,500	134,762
			1,732,556		7,210,150		8,942,706

Telecommunications 4.3%
American Tower Corp. Class A	(l)			39,700	1,260,872	39,700	1,260,872
Anixter International, Inc.	(l)			16,800	668,304	16,800	668,304
AT&T, Inc.		152,874	3,916,632	74,000	1,895,880	226,874	5,812,512
Belgacom S.A.				9,170	265,965	9,170	265,965
Cable & Wireless PLC		7,000	15,407			7,000	15,407
Cellcom Israel, Ltd.				200	4,358	200	4,358
CenturyTel, Inc.		34,402	934,014			34,402	934,014
Cisco Systems, Inc.	(l)			20,000	386,400	20,000	386,400
Corning, Inc.		7,951	116,244			7,951	116,244
Deutsche Telekom A.G.		13,031	156,998			13,031	156,998

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Embarq Corp.		34,375	1,256,750			34,375	1,256,750
France Telecom S.A.		8,140	180,625			8,140	180,625
Frontier Communications Corp.		108,856	773,966			108,856	773,966
Harris Corp.				25,600	782,848	25,600	782,848
KDDI Corp.		5	22,469			5	22,469
Mobistar S.A.				4,800	287,773	4,800	287,773
Nippon Telegraph & Telephone Corp.		3,400	127,441			3,400	127,441
Nokia OYJ		15,800	225,189			15,800	225,189
Nokia OYJ, Sponsored ADR	(m)			67,800	958,692	67,800	958,692
NTT DoCoMo, Inc.		107	149,077	64	89,168	171	238,245
NTT DoCoMo, Inc., Sponsored ADR	(m)			30,000	417,900	30,000	417,900
Partner Communications, ADR	(m)			2,700	43,875	2,700	43,875
PG&E Corp.		20,477	760,106			20,477	760,106
Portugal Telecom SGPS S.A. Registered		11,532	88,248			11,532	88,248
QUALCOMM, Inc.		10,231	432,976	52,200	2,209,104	62,431	2,642,080
Qwest Communications International, Inc.		54,723	212,873			54,723	212,873
SBA Communications Corp. Class A	(l)			32,800	826,560	32,800	826,560
Telecom Italia S.p.A.		77,470	69,115			77,470	69,115
Telefonaktiebolaget LM Ericsson Class B		16,828	145,178			16,828	145,178
Telefonica S.A.		13,224	251,094			13,224	251,094
Telephone and Data Systems, Inc.		2,508	71,904			2,508	71,904
Verizon Communications, Inc.		102,070	3,096,804	33,600	1,019,424	135,670	4,116,228
Vodafone Group PLC		172,868	317,526			172,868	317,526
Vodafone Group PLC, ADR	(m)			15,600	286,260	15,600	286,260
Windstream Corp.		139,224	1,155,559			139,224	1,155,559
			14,476,195		11,403,383		25,879,578

Toys, Games & Hobbies 0.0%‡
Nintendo Co., Ltd., ADR	(m)			1,900	63,935	1,900	63,935
Nintendo Co., Ltd.		100	26,754	590	157,850	690	184,604
			26,754		221,785		248,539

Transportation 0.7%
A P Moller - Maersk A/S	(l)	9	52,146			9	52,146
Alexander & Baldwin, Inc.		4,099	109,197			4,099	109,197
C.H. Robinson Worldwide, Inc.		2,194	116,633			2,194	116,633
ConAgra Foods, Inc.				22,400	396,480	22,400	396,480
CSX Corp.		4,009	118,626			4,009	118,626
Deutsche Post A.G.		2,035	23,340			2,035	23,340
Expeditors International of Washington, Inc.		2,767	96,043			2,767	96,043
J.B. Hunt Transport Services, Inc.		1,243	34,953	14,800	416,176	16,043	451,129
Mitsui OSK Lines, Ltd.		8,000	45,663			8,000	45,663
Nippon Yusen KK		11,000	44,995			11,000	44,995
Norfolk Southern Corp.				31,500	1,123,920	31,500	1,123,920
Singapore Post, Ltd.				33,400	17,121	33,400	17,121
SMRT Corp., Ltd.				37,200	38,967	37,200	38,967
Tidewater, Inc.		10,304	445,648			10,304	445,648
TNT N.V.				4,952	91,223	4,952	91,223
Union Pacific Corp.		4,363	214,398	15,700	771,498	20,063	985,896
			1,301,642		2,855,385		4,157,027

Total Common Stocks
(Cost $139,399,161, Cost $200,634,757, Cost $340,033,918)			128,678,801		163,831,504		292,510,305

Convertible Preferred Stocks 0.5%
Banks 0.1%
Bank of America Corp.
7.25% Series L				600	346,200	600	346,200
Wells Fargo & Co.
7.50% Series L				450	278,100	450	278,100
					624,300		624,300

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Chemicals 0.0%‡
Celanese Corp.
4.25%				8,300	234,475	8,300	234,475

Diversified Financial Services 0.1%
AMG Capital Trust I
5.10%				9,600	240,000	9,600	240,000
Citigroup, Inc.
6.50% Series T				10,000	316,000	10,000	316,000
General Motors Acceptance Corp. Preferred Blocker, Inc.
7.00%	(b)	40	12,000			40	12,000
			12,000		556,000		568,000

Investment Company 0.0%‡
Vale Capital, Ltd.
6.75% Series RIO				3,600	126,036	3,600	126,036

Mining 0.0%‡
Freeport-McMoRan Copper & Gold, Inc.
6.75%				2,900	195,025	2,900	195,025

Pharmaceuticals 0.2%
Schering-Plough Corp.
6.00%				4,300	908,332	4,300	908,332

Software 0.0%‡
QuadraMed Corp.
5.50%	(e)(o)			10,700	156,006	10,700	156,006

Telecommunications 0.1%
Crown Castle International Corp.
6.25%				7,200	329,472	7,200	329,472

Total Convertible Preferred Stock
(Cost $12,590, Cost $4,066,868, Cost $4,079,458)			12,000		3,129,646		3,141,646

Exchange Traded Funds 0.3%	(p)
iShares MSCI EAFE Index Fund	(q)			4,800	201,216	4,800	201,216
iShares Russell 1000 Value Index Fund				15,000	675,150	15,000	675,150
iShares S&P Europe 350 Index Fund				15,150	436,926	15,150	436,926
Market Vectors Agribusiness Fund				10,000	308,300	10,000	308,300
United States Oil Fund, L.P.	(l)			820	23,477	820	23,477
Vanguard Europe Pacific Fund				8,300	213,559	8,300	213,559

Total Exchange Traded Funds
(Cost $0, Cost $2,153,580, Cost $2,153,580)					1,858,628		1,858,628

Preferred Stocks 0.0%‡
Auto Manufacturers 0.0%‡
Volkswagen A.G.		219	13,873			219	13,873

Electric 0.0%‡
RWE A.G.		21	1,305			21	1,305

Machinery 0.0%‡
BHM Technologies Holdings, Inc.
10.00%	(d)(e)			52	1	52	1

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value

Real Estate Investment Trusts 0.0%‡
Sovereign Real Estate Investment Corp.
12.00%	(b)(e)			100	59,250	100	59,250

Total Preferred Stocks
(Cost $37,286, Cost $147,000, Cost $184,286)			15,178		59,251		74,429

		Number of Rights		Number of Rights		Number of Rights
Rights 0.0%‡
Gas 0.0%‡
Snam Rete Gas S.p.A
Expires 5/15/09	(l)			45,877	35,206	45,877	35,206

Iron & Steel 0.0%‡
OneSteel, Ltd.
Expires 5/6/09	(d)(e)	8,939	65			8,939	65

Total Rights
(Cost $0, Cost $50,455, Cost $50,455)			65		35,206		35,271

		Number of Warrants		Number of Warrants		Number of Warrants
Warrants 0.0%‡
Airlines 0.0%‡
Ryanair Holdings PLC Class A
Strike Price € 0.000001
Expires 4/3/18	(b)(l)			36,112	158,151	36,112	158,151

Total Warrants
(Cost $0, Cost $139,518, Cost $139,518)					158,151		158,151

		Number of Contracts		Number of Contracts		Number of Contracts
Purchased Options 0.0%‡
Purchased Call Options 0.0%‡
Banks 0.0%‡
Bank of America Corp.
Strike Price $12.50
Expires 5/16/09				76,000	8,360	76,000	8,360

Diversified Financial Services 0.0%‡
Citigroup, Inc.
Strike Price $5.00
Expires 6/20/09				91,000	10,920	91,000	10,920

Insurance 0.0%‡
Aflac, Inc.
Strike Price $30.00
Expires 5/16/09				31,800	39,750	31,800	39,750

Total Purchased Options
(Cost $0, Cost $67,275, Cost $67,275)					59,030		59,030

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined

		Principal		Principal		Principal
		Amount	Value	Amount	Value	Amount	Value
Short-Term Investments 4.4%
Repurchase Agreement 3.7%
State Street Bank and Trust Co. 0.05%, dated 4/30/09 due 5/1/09 Proceeds at Maturity $838,284, $21,724,309 and $22,562,593 (Collateralized by United States Treasury Bills with rates ranging from zero coupon - 0.12% and maturity dates ranging from 5/7/09 - 7/30/09, with a Principal Amount of $865,000, $22,160,000 and $23,025,000 and a Market Value of $864,742, $22,160,000 and $23,024,742)		$838,283	838,283	$21,724,278	21,724,278	$22,562,561	22,562,561

Total Repurchase Agreement
(Cost $838,283, Cost $21,724,278, Cost $22,562,561)			838,283		21,724,278		22,562,561

U.S. Government 0.7%
United States Treasury Bills
0.122%, due 7/16/09	(r)	2,400,000	2,399,381			2,400,000	2,399,381
0.136%, due 7/30/09	(r)(s)	1,500,000	1,499,493			1,500,000	1,499,493

Total U.S. Government
(Cost $3,898,310, Cost $0, Cost $3,898,310)			3,898,874				3,898,874

Total Short-Term Investments
(Cost $4,736,593, Cost $21,724,278, Cost $26,460,871)			4,737,157		21,724,278		26,461,435

Total Investments
(Cost $260,926,396, Cost $423,825,627, Cost $684,752,023)	(v)	99.5%	234,698,443	101.8%	377,655,334	100.9%	612,353,777
Liabilities in Excess of Cash and
Other Assets		0.5	1,160,013	(1.8)	(6,630,772)	(0.9)	(5,470,759)
Net Assets		100.0%	$235,858,456	100.0%	$371,024,562	100.0%	$606,883,018

		Contracts Long	Unrealized Appreciation/ Depreciation	Contracts Long	Unrealized Appreciation/ Depreciation	Contracts Long	Unrealized Appreciation/ Depreciation
Futures Contracts 0.0%‡
Standard & Poor's 500 Index
Mini June 2009		89	$307,736			89	$307,736
United States Treasury Notes
June 2009 (10 Year)	(u)			91	$(283)	91	(283)
Total Futures Contracts Long
(Settlement Value $3,871,500, Settlement Value $11,005,313, Settlement Value $14,876,813)			307,736		(283)		307,453

		Contracts Short		Contracts Short		Contracts Short
United States Treasury Notes
June 2009 (2 Year)	(u)			(184)	(155,803)	(184)	(155,803)
Total Futures Contracts Short
(Settlement Value $0, Settlement Value $40,028,625, Settlement Value $40,028,625)					(155,803)		(155,803)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay Income Manager Fund		MainStay Total Return Fund		MainStay Total Return Fund Combined
	Principal		Principal		Principal
	Amount	Value	Amount	Value	Amount	Value

Total Futures Contracts
(Settlement Value $3,871,500, Settlement Value $(29,023,312), Settlement Value $(25,151,812))		$307,736		$(156,086)		$151,650

¤	Among the Fund's 10 largest holdings or issuers as of April 30, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)
Subprime mortgage investment and other asset-backed securities. The total market value of the securities at April 30, 2009 is $3,419,976, $1,159,904 and $4,579,880, which represents 1.5%, 0.3% and 0.8% of the Fund's net assets.

(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate. Rate shown is the rate in effect at April 30, 2009.
(d)
Fair valued security. The total market value of these securities at April 30, 2009 is $76,866, $1,618,930 and $1,695,796, which represents less than one-tenth of a percent, 0.4% and 0.3% of the Fund's net assets.

(e)
Illiquid security. The total market value of these securities at April 30, 2009 is $66, $2,006,623 and $2,006,689, which represents less than one-tenth of a percent, 0.5% and 0.3% of the Fund's net assets.

(f)	Issue in default.
(g)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates.  The rate shown is the rate(s) in effect at April 30, 2009. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.  The market value of these securities at April 30, 2009 is $0, $7,782,053 and $7,782,053, which represents 0%, 2.1% and 1.3% of the Fund's net assets.  All or portion of these securities were acquired under a mortgage dollar roll agreement.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Non-income producing security.
(m)	ADR - American Depositary Receipt.
(n)	CVA - Certificaten Van Aandelen.
(o)	Restricted security.
(p)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(q)
Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of April 30, 2009, the MSCI EAFE Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(r)	Interest rate presented is yield to maturity.
(s)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(t)	Represents the difference between the value of the contracts at the time they were opened and the value at April 30, 2009.
(u)	At April 30, 2009, cash in the amount of $102,700 is segregated as collateral for futures contracts with the broker.
(v)	At April 30, 2009, cost is $262,865,022, $425,712,905 and $688,577,927 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$10,257,365	$8,623,094	$18,880,459
Gross unrealized depreciation	(38,423,944)	(56,680,665)	(95,104,609)
Net unrealized depreciation	$(28,166,579)	$(48,057,571)	$(76,224,150)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)	Investments in Securities	Other Financial Instruments (a)	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$110,944,021	$-	$157,831,206	$21,548	$268,775,227	$21,548
Level 2 - Other Significant Observable Inputs	123,677,556	307,736	218,205,198	-	341,882,754	307,736
Level 3 - Significant Unobservable Inputs	76,866	-	1,618,930	-	1,695,796	-
Total	$234,698,443	$307,736	$377,655,334	$21,548	$612,353,777	$329,284

(a)	Other financial instruments include futures and foreign currency contracts.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's Liabilities carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (b)	Investments in Securities	Other Financial Instruments (b)	Investments in Securities	Other Financial Instruments (b)
Level 1 - Quoted Prices	$-	$-	$-	$(155,803)	$-	$(155,803)
Level 2 - Other Significant Observable Inputs	-	-	-	-	-	-
Level 3 - Significant Unobservable Inputs	-	-	-	-	-	-
Total	$-	$-	$-	$(155,803)	$-	$(155,803)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

(b)	Other financial instruments includes futures contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
	Investments in Securities	Investments in Securities	Investments in Securities
Balance as of 10/31/08	$96,906	$2,028,328	$2,125,234
Accrued discounts/premiums	(49)	(169)	(218)
Realized gain (loss)	(44)	(43,682)	(43,726)
Change in unrealized appreciation/depreciation	60,278	(59,436)	842
Net purchases (sales)	(13,764)	(159,111)	(172,875)
Net transfers in and/or out of Level 3	(66,461)	(147,000)	(213,461)
Balance as of 4/30/09	$76,866	$1,618,930	$1,695,796
Net change in unrealized appreciation/depreciation from investments still held as of 4/30/09	$(3,813)	$(130,136)	$(133,949)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganization between MainStay Income Manager Fund and
MainStay Total Return Fund

Pro Forma Statement of Assets & Liabilities
At April 30, 2009 (unaudited)

	MainStay Income Manager Fund	MainStay Total Return Fund	Adjustments (d)	MainStay Total Return Fund Combined

Assets:
Investment in securities, at value	$234,698,443 (b)	$377,655,334 (a)	$-	$612,353,777 (c)
Repurchase agreement, at value				-
Cash	9,751	-	-	9,751
Cash denominated in foreign currencies	29,226	528,093		557,319
Cash collateral on deposit at broker	-	102,700		102,700

Receivables:
Investment securities sold	298,586	3,351,192	-	3,649,778
Dividends and interest	1,786,168	2,186,202	-	3,972,370
Fund shares sold	63,266	34,997	-	98,263
Variation margin on futures contracts	4,005	-		4,005
Other assets	45,620	37,125	-	82,745
Unrealized appreciation on foreign currency forward contracts	0	40,290		40,290
Total assets	236,935,065	383,935,933	-	620,870,998

Liabilities:
Due to custodian	0	35	-	35
Payables:	-	-		-
Investment securities purchased	360,620	11,531,572	-	11,892,192
Fund shares redeemed	265,409	389,326	-	654,735
Manager	80,123	120,718	-	200,841
Shareholder communication	17,082	37,008	29,370	83,460
Professional fees	28,296	27,891	55,561	111,748
Custodian	90,417	52,046	-	142,463
Transfer agent	187,894	487,874	-	675,768
NYLIFE Distributors	27,381	115,260	-	142,641
Directors	1,769	2,803	-	4,572
Variation margin on open financial futures contracts		40,063		40,063
Accrued expenses	17,618	3,385	-	21,003
Unrealized depreciation on foreign currency forward contracts		18,459		18,459
Total liabilities	1,076,609	12,826,440	84,931	13,987,980
Net assets	$235,858,456	$371,109,493	$(84,931)	$606,883,018

Composition of Net Assets:
Share of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$24,919	$297,580		322,499
Additional paid-in capital	330,077,950	481,964,224		812,042,174
	330,102,869	482,261,804	-	812,364,673
Accumulated undistributed net investment income	814,848	245,325	(84,931)	975,242
Accumulated net realized loss on investments, futures transactions and foreign currency transactions	(69,137,619)	(65,091,070)	-	(134,228,689)
Net unrealized depreciation on investments and futures contracts	(25,920,217)	(46,326,379)	-	(72,246,596)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay Income Manager Fund	MainStay Total Return Fund	Adjustments(d)	MainStay Total Return Fund Combined

Net unrealized appreciation and (depreciation) on translation of other assets and liabilities in foreign currencies and foreign currency forward contracts	(1,425)	19,813		18,388
Net assets	$235,858,456	$371,109,493	$(84,931)	$606,883,018

Investor Class
Net assets applicable to outstanding shares	$13,771,908	$134,895,079	$(30,872)	$148,636,115
Shares of capital stock outstanding	1,460,078	10,821,610	(362,192)	11,919,496
Net asset value per share outstanding	$9.43	$12.47	$-	$12.47
Maximum sales charge (5.50% of offering price)	0.55	0.73	-	0.73
Maximum offering price per share outstanding	$9.98	$13.20	$-	$13.20

Class A
Net assets applicable to outstanding shares	$32,661,835	$170,663,199	$(39,057)	$203,285,977
Shares of capital stock outstanding	3,466,338	13,692,763	(845,003)	16,314,098
Net asset value per share outstanding	$9.42	$12.46	$-	$12.46
Maximum sales charge (5.50% of offering price)	0.55	0.73	-	0.73
Maximum offering price per share outstanding	$9.97	$13.19	$-	$13.19

Class B
Net assets applicable to outstanding shares	$15,193,939	$63,950,162	$(14,635)	$79,129,466
Shares of capital stock outstanding	1,632,820	5,115,409	(417,305)	6,330,924
Net asset value and offering price per share outstanding	$9.31	$12.50	$-	$12.50

Class C
Net assets applicable to outstanding shares	$7,110,394	$1,554,203	$(356)	$8,664,241
Shares of capital stock outstanding	763,690	124,453	(194,403)	693,740
Net asset value and offering price per share outstanding	$9.31	$12.49	$-	$12.49

Class I
Net assets applicable to outstanding shares	$167,120,380	$46,850	$(11)	$167,167,219
Shares of capital stock outstanding	17,596,534	3,736	(4,269,550)	13,330,720
Net asset value and offering price per share outstanding	$9.50	$12.54	$-	$12.54

(a ) Identified cost $423,825,627
(b ) Identified cost $260,926,396
(c ) Identified cost $684,752,023
(d ) Reflects the adjustments for the cost of the Reorganization and corresponding share adjustments (net of retired shares of MainStay Income Manager Fund).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganization between MainStay Income Manager Fund and
MainStay Total Return Fund

Pro Forma Statement of Operations
At April 30, 2009 (unaudited)

	MainStay Income Manager Fund	MainStay Total Return Fund	Adjustments		MainStay Total Return Fund Combined
Investment Income:

Income:
Dividends (a)	6,413,309	4,959,117	-		11,372,426
Interest	7,837,193	9,714,142	-		17,551,335
Income from securites loaned net	93,941	199,604	-		293,545
Total Income	14,344,443	14,872,863	-		29,217,306

Expenses:
Manager - Advisory	1,768,547	2,803,741	105,067	(b)	4,677,355
Manager - Fund Accounting	-	70,856	(70,856	)(c)	-
Transfer agent Investor class	81,936	870,154	-		952,090
Transfer agent Class A	88,337	397,012	-		485,349
Transfer agent Class B and C	145,035	506,666	-		651,701
Transfer agent Class I	391,884	81	-		391,965
Distribution-B	144,888	640,015	-		784,903
Distribution-C	61,715	13,618	-		75,333
Distribution/Service Investor class	38,912	368,561	-		407,473
Distribution/Service Class A	105,532	519,160	-		624,692
Service-B	48,296	213,339	-		261,635
Service-C	20,572	4,540	-		25,112
Registration	72,473	71,224	-		143,697
Shareholder Comm.	102,261	150,594	(44,506	)(c)	208,349
Professional - Audit	49,165	45,640	(36,874	)(c)	57,931
Professional - Legal	47,423	64,789			112,212
Recordkeeping	-	20,632	(20,632	)(c)	-
Custodian	201,086	111,709	(74,816	)(c)	237,979
Trustees	12,689	18,626	-		31,315
Miscellaneous	33,370	35,817	-		69,187
Total Expenses			-
before Reimbursement	3,414,121	6,926,774	(142,617)		10,198,278
Expense Reimbursement	(638,856)	(837,678)	-		(1,476,534)
Net expenses	2,775,265	6,089,096	(142,617)		8,721,744

Net investment income	11,569,178	8,783,767	142,617		20,495,562

Realized & Unrealized Loss on Investments:
Net realized gain (loss) on investments
Security transactions	(58,678,279)	(62,768,542)	-		(121,446,821)
Written option transactions	-	57,870	-		57,870
Futures transactions	(447,365)	(8,159)	-		(455,524)
Foreign currency transactions	(4,795)	321,543	-		316,748
Net realized loss on investments, written opton transactions, futures transactions and foreign currency transactions	(59,130,439)	(62,397,288)	-		(121,527,727)
Net change in unrealized appreciation/depreciation on
Security transactions	(32,229,259)	(72,517,165)	-		(104,746,424)
Futures contracts	507,624	(156,086)	-		351,538
Written option contracts	-	(54,769)	-		(54,769)
Translation of other assets / liabilities in foreign currencies and foreign currency forward contracts	1,556	67,091	-		68,647

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay Income Manager Fund	MainStay Total Return Fund	Adjustments	MainStay Total Return Fund Combined
Net change in unrealized appreciation on investments, written option transactions and foreign currency transactions	(31,720,079)	(72,660,929)	-	(104,381,008)
Net realized and unrealized loss on investments	(90,850,518)	(135,058,217)	-	(225,908,735)
Net increase (decrease) in net assets resulting from operations	(79,281,340)	(126,274,450)	142,617	(205,413,173)

(a) Net of foreign withholding tax.
(b) Reflects adjustment in expenses due to management fees rate of surviving fund.
(c) Reflects adjustment in expenses based on estimated economies of scale.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganization between MainStay Income Manager Fund and
MainStay Total Return Fund

Pro Forma Notes to the Financial Statements
At April 30, 2009

Note 1 – Basis of Combination:
At meetings on June 23, 2009, the Board of Directors/Trustees of The MainStay Funds (the “Trust”) and Eclipse Funds, Inc. (the “Company”) , approved the combination whereby, the MainStay Total Return Fund (“Total Return Fund”), a series of the Trust, an open-end management investment company, will acquire all of the assets of MainStay Income Manager Fund, a series of the Company, and assume the liabilities of the MainStay Income Manager Fund (“Income Manager Fund”), in exchange for a number of shares of Total Return Fund equal in value to the net assets of the Income Manager Fund  (the “Reorganization”). The Reorganization is subject to the approval of the shareholders of Income Manager Fund.

The Reorganization will be accounted for as a tax-free reorganization. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at April 30, 2009. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of Income Manager Fund and Total Return Fund at April 30, 2009. The unaudited pro forma statement of operations reflects the results of operations of Income Manager Fund and Total Return Fund for the year ended April 30, 2009 as if the merger occurred as of May 1, 2008. These statements have been derived from each Fund’s respective books and records utilized in calculating daily net asset value at the date indicated above for Income Manager Fund and Total Return Fund under generally accepted accounting principles in the United States. The historical cost of investment securities will be carried forward to the surviving entity, which is the Total Return Fund.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund that are incorporated by reference in the Statements of Additional Information.

Note 2 – Security Valuation:
The net asset value per share of each class of shares of a Fund is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading as of the close of regular trading on the exchange. The net asset value per share of each class of shares of a Fund is determined by taking the current market value of total assets attributable to that class, subtracting the liabilities attributable to that class, and dividing the result by the outstanding shares of that class.

Debt securities are valued at prices supplied by a pricing agent or broker selected by a Fund’s Manager in consultation with the Fund’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by a Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business (“valuation date”). Investments in other mutual funds are valued at their net asset values as of the close of the Exchange on the valuation date. Equity securities are valued at the latest quoted sales prices as of the close of trading on the Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by a Fund’s Board of Directors/Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Portfolio’s Manager or Subadvisor, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2009, three of the securities of Income Manager Fund and eight of the securities of Total Return Fund were valued in such a manner.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective for the fiscal period beginning November 1, 2008. (See Note 1.) In accordance with SFAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2009, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the six-month period ended April 30, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

Note 3 – Capital Shares:
The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of Income Manager by Total Return Fund as of April 30, 2009. The number of retired shares was calculated by dividing the net asset value of each class of Income Manager Fund by the respective Class net asset value per share of Total Return Fund.

As of April 30, 2009, the number of outstanding shares of Investor Class of the Income Manager Fund was 1,460,078. If the Reorganization was effected on April 30, 2009, shareholders of the Investor Class of Income Manager Fund would have received 1,097,886 Investor Class shares of the Total Return Fund in the Reorganization.

As of April 30, 2009, the number of outstanding shares of Class A of the Income Manager Fund was 3,466,338. If the Reorganization was effected on April 30, 2009, shareholders of the Class A of the Income Manager Fund would have received 2,621,335 Class A shares of the Total Return Fund in the Reorganization.

As of April 30, 2009, the number of outstanding shares of Class B of the Income Manager Fund was 1,632,820. If the Reorganization was effected on April 30, 2009, shareholders of the Class B of the Income Manager Fund would have received 1,215,515 Class B shares of the Total Return Fund in the Reorganization.

As of April 30, 2009, the number of outstanding shares of Class C of the Income Manager Fund was 763,690. If the Reorganization was effected on April 30, 2009, shareholders of the Class C of the Income Manager Fund would have received 569,287 Class C shares of the Total Return Fund in the Reorganization.

As of April 30, 2009, the number of outstanding shares of Class I of the Income Manager Fund was 17,596,534. If the Reorganization was effected on April 30, 2009, shareholders of the Class I of the Income Manager Fund would have received 13,326,984 Class I shares of the Total Return Fund in the Reorganization.

Note 4 – Unaudited Pro Forma Adjustments:
The accompanying unaudited pro forma financial statements reflect changes in portfolio shares as if the Reorganization had taken place on April 30, 2009. Income Manager Fund expenses were adjusted assuming Total Return Fund’s fee structure was in effect for the year ended April 30, 2009.

Note 5 – Use of Estimates:
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 6 – Federal Income Taxes:
Each of the Funds is treated as a separate entity for federal income tax purposes.  The Company’s and Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income tax provision is required.

THE MAINSTAY FUNDS

PART C

OTHER INFORMATION

ITEM 15: INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article IV of The MainStay Funds’ (“Registrant’s”) Declaration of Trust states as follows:

SECTION 4.3. MANDATORY INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:
(i)
every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:
(i)
against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

A.	by the court or other body approving the settlement or other disposition; or
B.
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

In addition, each Trustee has entered into a written agreement with the Trust pursuant to which the Trust is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16:        EXHIBITS

(1)	Charter of Registrant

a.	Form of Declaration of Trust as Amended and Restated December 31, 1994 – Previously filed as Exhibit (a)(4) to Post-Effective Amendment No. 53 on May 1, 2000*

b.
Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share dated October 26, 1992 – Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16*

c.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 11*

d.	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 23*

e.	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 28*

f.
Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35 on February 26, 1997*

g.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit 1(h) to Post-Effective Amendment No. 38 on August 8, 1997*

h.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit 1(i) to Post-Effective Amendment No. 47 on April 29, 1998*

i.	Establishment and Designations of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(10) to Post-Effective Amendment No. 51 on April 30, 1999*

j.
Establishment and Designations of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(11) to Post-Effective Amendment No. 51 on April 30, 1999*

k.
Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(11) to Post-Effective Amendment No. 55 on March 1, 2001*

l.
Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share relating to the MainStay U.S. Large Cap Equity Fund – Previously filed as Exhibit (a)(12) to Post-Effective Amendment No. 58 on December 20, 2001*

m.	Establishment and Designation of Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(13) to Post-Effective Amendment No. 65 on December 31, 2003*

n.	Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(14) to Post-Effective Amendment No. 65 on December 31, 2003*

o.
Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(16) to Post-Effective Amendment No. 74 on March 15, 2005*

p.
Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(20) to Post-Effective Amendment No. 80 on April 7, 2006*

q.
Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit 1(a) to Registrant’s Form N-14 filed with the Commission on August 10, 2007*

r.	Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(22) to Post-Effective Amendment No. 93 on February 22, 2008*

(2)	By-Laws

a.	Amended and Restated By-Laws dated February 12, 2007 – Previously filed as Exhibit (b)(1) to Post-Effective Amendment No. 91 on December 14, 2007*

(3)	Voting Trust Agreement - Inapplicable

(4)	Agreements of Reorganization

a.	Form of Agreement and Plan of Reorganization between each Acquired Fund and its respective Acquiring Fund – Filed herewith as Exhibit A to this Proxy Statement/Prospectus

(5)	See the Declaration of Trust, as amended (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above)

(6)	Investment Advisory Contracts

a.
Amended and Restated Management Agreement between The MainStay Funds and New York Life Investment Management LLC dated August 1, 2008 - Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 95 on September 30, 2008*

1.	Expense Limitation Agreement dated November 28, 2008 – Previously filed as Exhibit (h)(14) to Post-Effective Amendment No. 96 on November 25, 2008*

2.	Notice of Fee Waiver dated August 1, 2008 – Previously filed as Exhibit (h)(15) to Post-Effective Amendment No. 96 on November 25, 2008*

b.
Second Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Markston International LLC dated November 25, 2002 – Previously filed as Exhibit (d)(2)(b) to Post-Effective Amendment No. 80 on April 7, 2006*

c.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated August 1, 2008 – Previously filed as Exhibit (d)(2)(a) to Post-Effective Amendment No. 97 on March 2, 2009*

d.	Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC dated August 1, 2008*

e.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Winslow Capital Management, Inc. dated December 26, 2008 – Previously filed as Exhibit (6)(e) to Registration Statement on Form N-14 with respect to MainStay Large Cap Growth Fund filed on July 17, 2009*

f.
Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC dated January 1, 2009 – Previously filed as Exhibit (d)(2)(h) to Post-Effective Amendment No. 97 on March 2, 2009*

g.
Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated June 29, 2009 – Previously filed as Exhibit (6)(g) to Registration Statement on Form N-14 with respect to MainStay Total Return Fund filed on July 17, 2009*

(7)	Underwriting Contracts

a.	Amended and Restated Master Distribution Agreement between The MainStay Funds and NYLIFE Distributors Inc. – Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 80 on April 7, 2006*

b.	Form of Soliciting Dealer Agreement - Previously filed as Exhibit (e)(2) to Post-Effective Amendment No. 80 on April 7, 2006*

(8)	Bonus or Profit Sharing Contracts – Inapplicable

(9)	Custodian Agreements

a.	Master Custodian Agreement with Investors Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 80 on April 7, 2006*

1.	Amendment to the Master Custodian Agreement with State Street Bank and Trust dated September 27, 2006 – Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 84 on February 16, 2007*

2.
Amendment dated December 7, 2007 to Master Custodian Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 93 on February 22, 2008*

3.	Extension Agreement dated January 31, 2008 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(a) to Post-Effective Amendment No. 93 on February 22, 2008*

4.	Amendment dated April 30, 2008 to the Master Custodian Agreement with State Street Bank & Trust Company – Previously filed as Exhibit (g)(1)(e) to Post-Effective Amendment No. 97 on March 2, 2009*

5.
Amendment to the Master Custodian Agreement between The MainStay Funds and State Street Bank & Trust Company dated September 29, 2008 – Previously filed as Exhibit (g)(3) to Post-Effective Amendment No. 96 on November 25, 2008*

6.	Amendment dated February 13, 2009 to the Master Custodian Agreement with State Street Bank & Trust Company – Previously filed as Exhibit (g)(1)(d) to Post-Effective Amendment No. 97 on March 2, 2009*

b.	Master Delegation Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 80 on April 7, 2006*

1.
Amendment dated December 7, 2007 to the Master Delegation Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(4) to Post-Effective Amendment No. 93 on February 22, 2008*

2.
Amendment dated April 30, 2008 to the Master Delegation Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(2)(d) to Post-Effective Amendment No. 97 on March 2, 2009*

3.
Amendment dated September 29, 2008 to the Master Delegation Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(5)(a) to Post-Effective Amendment No. 96 on November 25, 2008*

4.
Amendment dated February 13, 2009 to the Master Delegation Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(2)(c) to Post-Effective Amendment No. 97 on March 2, 2009*

(10)	Rule 12b-1 Plans and Rule 18f-3 Plans

a.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) – Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 80 on April 7, 2006*

b.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) – Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 80 on April 7, 2006*

c.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C Shares) – Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 80 on April 7, 2006*

d.	Plan of Distribution pursuant to Rule 12b-1 (Class R2 Shares) – Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 80 on April 7, 2006*

e.	Plan of Distribution pursuant to Rule 12b-1 (Class R3 Shares) – Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 80 on April 7, 2006*

f.	Plan of Distribution pursuant to Rule 12b-1 (Investor Class Shares) – Previously filed as Exhibit (m)(6) to Post-Effective Amendment No. 95 on September 30, 2008*

g.
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated December 12, 2008 – Previously filed as Exhibit (10)(g) to Registration Statement on Form N-14 with respect to MainStay MAP Fund, MainStay Total Return Fund, and MainStay Large Cap Growth Fund filed on July 17, 2009*

(11)	Opinions of counsel regarding legality of the securities being registered

a.
Opinion of counsel regarding legality of the securities being registered with respect to the MainStay MAP Fund – Previously filed as Exhibit (11)(a) to Registration Statement on Form N-14 filed on July 17, 2009*

b.
Opinion of counsel regarding legality of the securities being registered with respect to the MainStay Total Return Fund – Previously filed as Exhibit (11)(b) to Registration Statement on Form N-14 filed on July 17, 2009*

c.
Opinion of counsel regarding legality of the securities being registered with respect to the MainStay Large Cap Growth Fund – Previously filed as Exhibit (11)(c) to Registration Statement on Form N-14 filed on July 17, 2009*

(12)	Forms of Opinion and consent of counsel regarding tax matters

a.	Form of Opinion and consent of counsel regarding tax matters with respect to MainStay MAP Fund – Filed herewith

b.	Form of Opinion and consent of counsel regarding tax matters with respect to MainStay Total Return Fund – Filed herewith

c.	Form of Opinion and consent of counsel regarding tax matters with respect to MainStay Large Cap Growth Fund – Filed herewith

(13)	Other Material Contracts

a.	Transfer Agency Agreements

1.	Amended and Restated Transfer Agency and Service Agreement dated October 1, 2008 – Previously filed as Exhibit (h)(1)(a) to Post-Effective Amendment No. 96 on November 25, 2008*

2.
Amended and Restated Sub-Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated October 1, 2008 – Previously filed as Exhibit (h)(1)(b)(ii) to Post-Effective Amendment No. 96 on November 25, 2008*

b.	Sub-Accounting and Sub-Administration Agreements

1.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company – Previously filed as Exhibit (h)(11) to Post-Effective Amendment No. 80 on April 7, 2006*

1.
Extension Agreement dated January 31, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement dated June 30, 2005 – Previously Filed as Exhibit (h)(11)(a) to Post-Effective Amendment No. 93 on February 22, 2008*

2.
Amendment dated December 7, 2007 to the Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company - Previously filed as Exhibit (h)(12) to Post-Effective Amendment No. 93 on February 22, 2008*

3.
Amendment dated September 29, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company - Previously filed as Exhibit (h)(13) to Post-Effective Amendment No. 96 on November 25, 2008*

4.
Amendment dated February 13, 2009 to the Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company - Previously filed as Exhibit (h)(11)(d) to Post-Effective Amendment No. 97 on March 2, 2009*

c.	Shareholder Services Plans

1.	Shareholder Services Plan (Class R1 shares) – Previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 80 on April 7, 2006*

2.	Shareholder Services Plan (Class R2 shares) – Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 80 on April 7, 2006*

3.	Shareholder Services Plan (Class R3 shares) – Previously filed as Exhibit (h)(7) to Post-Effective Amendment No. 80 on April 7, 2006*

d.	Amended and Restated Service Agreement with New York Life Benefit Services, Inc. – Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 80 on April 7, 2006*

e.	Amended and Restated Fund Accounting Agreement with New York Life Investment Management LLC – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 80 on April 7, 2006*

f.	Expense Limitation Agreement dated April 1, 2008 – Previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 95 on September 30, 2008*

g.	Amendment to Fund Accounting Agreement – Previously filed as Exhibit (h)(9) to Post-Effective Amendment No. 80 on April 7, 2006*

h.	Form of Indemnification Agreement – Previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 80 on April 7, 2006*

(14)	Other Opinions

a.	Consent of Independent Registered Public Accounting Firm to The MainStay Funds, KPMG LLP – Filed herewith

(15)	Omitted Financial Statements – Inapplicable

(16)
Powers of Attorney – Previously filed as Exhibit (16) to Registration Statement on Form N-14 with respect to MainStay MAP Fund, MainStay Total Return Fund, and MainStay Large Cap Growth Fund filed on July 17, 2009*

(17)	Additional Exhibits – Inapplicable

* Incorporated herein by reference.

ITEM 17:        UNDERTAKINGS

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Parsippany and the State of New Jersey on the 19th day of August, 2009.

THE MAINSTAY FUNDS

/s/ Stephen P. Fisher
Stephen P. Fisher
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on August 19, 2009.

SIGNATURE	TITLE

/s/ Susan B. Kerley*	Trustee and Chairman of the Board
Susan B. Kerley

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee
Peter Meenan

/s/ John Kim*	Trustee
John Kim

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

By: /s/ Marguerite E. H. Morrison	Chief Legal Officer and Secretary
Marguerite E. H. Morrison
As Attorney-in-Fact*

*  Pursuant to Powers of Attorney previously filed with the Registrant's Registration Statement on Form N-14 on July 17, 2009.

EXHIBIT LIST

(12)(a)	Form of Opinion and consent of counsel regarding tax matters with respect to MainStay MAP Fund

(12)(b)	Form of Opinion and consent of counsel regarding tax matters with respect to MainStay Total Return Fund

(12)(c)	Form of Opinion and consent of counsel regarding tax matters with respect to MainStay Large Cap Growth Fund

(14)(a)	Consent of Independent Registered Public Accounting Firm to The MainStay Funds, KPMG LLP